Shareholder Report	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000085093
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class A
Trading Symbol	MAPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.17%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight and stock selection in consumer discretionary, led by a food delivery company

↑ No exposure to consumer staples, a sector that underperformed in the index

↓ Stock selection in health care, led lower by a biopharmaceutical royalties acquirer and a next-generation sequencing company (the sequencing company was sold during the period)

↓ Stock selection and average overweight in financials,

↓ Average underweight in information technology, which was one of the stronger performing sectors in the period

Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index	Russell 1000® Growth Index
12/14	$9,472	$10,000	$10,000
1/15	$9,580	$9,700	$9,847
2/15	$10,295	$10,257	$10,503
3/15	$10,210	$10,095	$10,384
4/15	$10,170	$10,192	$10,436
5/15	$10,153	$10,323	$10,583
6/15	$10,057	$10,123	$10,396
7/15	$10,749	$10,335	$10,749
8/15	$10,045	$9,712	$10,096
9/15	$9,817	$9,471	$9,846
10/15	$10,634	$10,270	$10,694
11/15	$10,691	$10,301	$10,724
12/15	$10,628	$10,138	$10,567
1/16	$9,967	$9,635	$9,977
2/16	$9,733	$9,622	$9,973
3/16	$10,294	$10,275	$10,645
4/16	$10,375	$10,315	$10,548
5/16	$10,504	$10,500	$10,753
6/16	$10,597	$10,527	$10,711
7/16	$11,109	$10,915	$11,216
8/16	$11,166	$10,931	$11,160
9/16	$11,241	$10,933	$11,201
10/16	$11,040	$10,733	$10,938
11/16	$11,034	$11,131	$11,176
12/16	$10,891	$11,351	$11,314
1/17	$11,389	$11,566	$11,696
2/17	$11,723	$12,025	$12,182
3/17	$11,913	$12,039	$12,322
4/17	$12,392	$12,163	$12,604
5/17	$12,815	$12,334	$12,932
6/17	$12,651	$12,411	$12,898
7/17	$13,005	$12,666	$13,241
8/17	$13,126	$12,705	$13,483
9/17	$13,113	$12,967	$13,659
10/17	$13,703	$13,270	$14,188
11/17	$14,134	$13,677	$14,619
12/17	$14,336	$13,829	$14,733
1/18	$15,471	$14,621	$15,776
2/18	$15,356	$14,082	$15,363
3/18	$15,002	$13,724	$14,941
4/18	$15,172	$13,777	$14,994
5/18	$15,886	$14,108	$15,651
6/18	$16,110	$14,195	$15,801
7/18	$16,112	$14,724	$16,265
8/18	$16,982	$15,203	$17,155
9/18	$17,044	$15,290	$17,251
10/18	$15,628	$14,245	$15,708
11/18	$15,945	$14,535	$15,875
12/18	$14,820	$13,223	$14,510
1/19	$16,349	$14,282	$15,814
2/19	$16,970	$14,741	$16,380
3/19	$17,482	$15,027	$16,846
4/19	$18,341	$15,636	$17,607
5/19	$17,778	$14,642	$16,495
6/19	$18,737	$15,674	$17,628
7/19	$18,983	$15,899	$18,026
8/19	$18,579	$15,648	$17,888
9/19	$18,196	$15,940	$17,890
10/19	$17,901	$16,286	$18,394
11/19	$18,745	$16,877	$19,210
12/19	$18,702	$17,386	$19,790
1/20	$19,769	$17,379	$20,232
2/20	$18,716	$15,949	$18,854
3/20	$16,885	$13,979	$17,000
4/20	$19,886	$15,771	$19,515
5/20	$22,800	$16,522	$20,825
6/20	$24,690	$16,850	$21,732
7/20	$26,875	$17,801	$23,404
8/20	$29,031	$19,080	$25,819
9/20	$28,082	$18,355	$24,604
10/20	$27,508	$17,867	$23,769
11/20	$31,290	$19,823	$26,203
12/20	$32,592	$20,585	$27,408
1/21	$31,948	$20,377	$27,205
2/21	$33,748	$20,939	$27,199
3/21	$31,692	$21,856	$27,666
4/21	$33,313	$23,022	$29,548
5/21	$32,522	$23,183	$29,140
6/21	$35,315	$23,724	$30,968
7/21	$35,260	$24,288	$31,988
8/21	$35,772	$25,026	$33,184
9/21	$33,407	$23,863	$31,326
10/21	$35,105	$25,534	$34,039
11/21	$33,507	$25,357	$34,247
12/21	$31,053	$26,494	$34,971
1/22	$25,364	$25,123	$31,970
2/22	$24,344	$24,371	$30,612
3/22	$23,266	$25,276	$31,809
4/22	$18,732	$23,071	$27,968
5/22	$15,883	$23,114	$27,318
6/22	$14,420	$21,206	$25,154
7/22	$16,393	$23,161	$28,173
8/22	$16,663	$22,217	$26,861
9/22	$14,940	$20,170	$24,249
10/22	$15,681	$21,804	$25,667
11/22	$15,565	$23,022	$26,836
12/22	$14,063	$21,696	$24,782
1/23	$16,274	$23,059	$26,847
2/23	$15,832	$22,496	$26,528
3/23	$16,765	$23,322	$28,342
4/23	$15,906	$23,686	$28,621
5/23	$17,564	$23,789	$29,926
6/23	$18,952	$25,361	$31,972
7/23	$20,204	$26,176	$33,050
8/23	$17,957	$25,759	$32,753
9/23	$16,888	$24,531	$30,972
10/23	$15,685	$24,015	$30,531
11/23	$18,804	$26,208	$33,859
12/23	$20,511	$27,399	$35,358
1/24	$20,106	$27,859	$36,240
2/24	$22,477	$29,347	$38,713
3/24	$22,685	$30,291	$39,394
4/24	$20,511	$29,054	$37,723
5/24	$20,032	$30,494	$39,981
6/24	$20,757	$31,589	$42,677
7/24	$20,941	$31,973	$41,951
8/24	$21,777	$32,749	$42,825
9/24	$22,931	$33,448	$44,038
10/24	$23,901	$33,145	$43,893
11/24	$28,544	$35,090	$46,740
12/24	$27,844	$34,254	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	35.75%	8.29%	11.39%
Class A, with 5.25% maximum front end sales charge	28.59%	7.12%	10.78%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 194,996,435
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 877,326
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,996,435
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$877,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.6%
Short-Term Investments	2.3%
Industrials	2.6%
Investment Company	3.0%
Health Care	5.8%
Financals	8.0%
Communication Services	10.7%
Information Technology	31.6%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.5%
Cloudflare, Inc.	9.4%
DoorDash, Inc.	6.4%
Shopify, Inc.	6.3%
ROBLOX Corp.	5.4%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Amazon.com, Inc.	4.9%
Snowflake, Inc.	4.9%
Crowdstrike Holdings, Inc.	3.7%
Total	60.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class C
Trading Symbol	MSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	1.92%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight and stock selection in consumer discretionary, led by a food delivery company

↑ No exposure to consumer staples, a sector that underperformed in the index

↓ Stock selection in health care, led lower by a biopharmaceutical royalties acquirer and a next-generation sequencing company (the sequencing company was sold during the period)

↓ Stock selection and average overweight in financials,

↓ Average underweight in information technology, which was one of the stronger performing sectors in the period

Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
4/15	$10,000	$10,000	$10,000
5/15	$9,978	$10,129	$10,141
6/15	$9,873	$9,933	$9,962
7/15	$10,548	$10,141	$10,300
8/15	$9,851	$9,529	$9,674
9/15	$9,616	$9,293	$9,435
10/15	$10,414	$10,077	$10,248
11/15	$10,465	$10,107	$10,276
12/15	$10,391	$9,947	$10,125
1/16	$9,740	$9,454	$9,560
2/16	$9,505	$9,441	$9,556
3/16	$10,048	$10,082	$10,201
4/16	$10,120	$10,121	$10,107
5/16	$10,240	$10,302	$10,304
6/16	$10,325	$10,329	$10,263
7/16	$10,813	$10,710	$10,748
8/16	$10,868	$10,725	$10,694
9/16	$10,935	$10,727	$10,733
10/16	$10,727	$10,531	$10,481
11/16	$10,721	$10,921	$10,709
12/16	$10,568	$11,137	$10,842
1/17	$11,049	$11,348	$11,207
2/17	$11,363	$11,799	$11,673
3/17	$11,542	$11,813	$11,808
4/17	$12,003	$11,934	$12,078
5/17	$12,404	$12,102	$12,392
6/17	$12,238	$12,178	$12,359
7/17	$12,571	$12,428	$12,688
8/17	$12,682	$12,466	$12,920
9/17	$12,664	$12,723	$13,088
10/17	$13,221	$13,020	$13,596
11/17	$13,630	$13,419	$14,009
12/17	$13,820	$13,569	$14,118
1/18	$14,902	$14,345	$15,118
2/18	$14,783	$13,817	$14,721
3/18	$14,431	$13,466	$14,317
4/18	$14,590	$13,517	$14,367
5/18	$15,267	$13,843	$14,997
6/18	$15,480	$13,928	$15,142
7/18	$15,468	$14,446	$15,586
8/18	$16,292	$14,917	$16,438
9/18	$16,346	$15,002	$16,530
10/18	$14,976	$13,977	$15,052
11/18	$15,272	$14,261	$15,212
12/18	$14,185	$12,974	$13,904
1/19	$15,639	$14,013	$15,154
2/19	$16,225	$14,463	$15,696
3/19	$16,697	$14,744	$16,143
4/19	$17,509	$15,341	$16,872
5/19	$16,959	$14,366	$15,806
6/19	$17,869	$15,379	$16,892
7/19	$18,095	$15,600	$17,273
8/19	$17,693	$15,353	$17,141
9/19	$17,318	$15,640	$17,143
10/19	$17,029	$15,979	$17,626
11/19	$17,820	$16,559	$18,408
12/19	$17,770	$17,059	$18,964
1/20	$18,771	$17,052	$19,387
2/20	$17,763	$15,648	$18,067
3/20	$16,013	$13,716	$16,290
4/20	$18,850	$15,474	$18,700
5/20	$21,601	$16,211	$19,956
6/20	$23,387	$16,533	$20,825
7/20	$25,439	$17,465	$22,427
8/20	$27,462	$18,721	$24,741
9/20	$26,547	$18,009	$23,577
10/20	$25,993	$17,531	$22,776
11/20	$29,543	$19,449	$25,108
12/20	$30,759	$20,197	$26,263
1/21	$30,136	$19,993	$26,069
2/21	$31,809	$20,545	$26,063
3/21	$29,854	$21,444	$26,511
4/21	$31,368	$22,589	$28,314
5/21	$30,607	$22,747	$27,923
6/21	$33,209	$23,278	$29,675
7/21	$33,140	$23,831	$30,653
8/21	$33,604	$24,555	$31,799
9/21	$31,360	$23,413	$30,018
10/21	$32,935	$25,054	$32,618
11/21	$31,421	$24,880	$32,817
12/21	$29,096	$25,995	$33,511
1/22	$23,760	$24,650	$30,635
2/22	$22,786	$23,912	$29,334
3/22	$21,765	$24,800	$30,481
4/22	$17,517	$22,637	$26,800
5/22	$14,835	$22,679	$26,177
6/22	$13,460	$20,807	$24,104
7/22	$15,293	$22,725	$26,997
8/22	$15,541	$21,798	$25,739
9/22	$13,918	$19,791	$23,237
10/22	$14,605	$21,393	$24,595
11/22	$14,491	$22,589	$25,716
12/22	$13,088	$21,287	$23,747
1/23	$15,135	$22,625	$25,726
2/23	$14,713	$22,073	$25,421
3/23	$15,569	$22,883	$27,158
4/23	$14,763	$23,240	$27,426
5/23	$16,302	$23,341	$28,676
6/23	$17,590	$24,883	$30,637
7/23	$18,753	$25,683	$31,669
8/23	$16,667	$25,274	$31,385
9/23	$15,675	$24,069	$29,678
10/23	$14,558	$23,563	$29,256
11/23	$17,454	$25,715	$32,445
12/23	$19,038	$26,883	$33,882
1/24	$18,662	$27,335	$34,727
2/24	$20,862	$28,794	$37,096
3/24	$21,056	$29,721	$37,749
4/24	$19,038	$28,507	$36,148
5/24	$18,594	$29,920	$38,312
6/24	$19,266	$30,994	$40,895
7/24	$19,437	$31,371	$40,200
8/24	$20,212	$32,132	$41,037
9/24	$21,284	$32,818	$42,200
10/24	$22,185	$32,521	$42,060
11/24	$26,494	$34,430	$44,788
12/24	$25,844	$33,609	$45,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	34.81%	7.51%	10.32%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	33.81%	7.51%	10.32%
S&P 500® Index	25.02%	14.53%	13.35%
Russell 1000® Growth Index	33.36%	18.96%	16.88%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 194,996,435
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 877,326
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,996,435
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$877,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.6%
Short-Term Investments	2.3%
Industrials	2.6%
Investment Company	3.0%
Health Care	5.8%
Financals	8.0%
Communication Services	10.7%
Information Technology	31.6%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.5%
Cloudflare, Inc.	9.4%
DoorDash, Inc.	6.4%
Shopify, Inc.	6.3%
ROBLOX Corp.	5.4%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Amazon.com, Inc.	4.9%
Snowflake, Inc.	4.9%
Crowdstrike Holdings, Inc.	3.7%
Total	60.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085091
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class I
Trading Symbol	MPAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight and stock selection in consumer discretionary, led by a food delivery company

↑ No exposure to consumer staples, a sector that underperformed in the index

↓ Stock selection in health care, led lower by a biopharmaceutical royalties acquirer and a next-generation sequencing company (the sequencing company was sold during the period)

↓ Stock selection and average overweight in financials,

↓ Average underweight in information technology, which was one of the stronger performing sectors in the period

Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,011,289	$969,981	$984,687
2/15	$1,087,344	$1,025,727	$1,050,322
3/15	$1,078,431	$1,009,506	$1,038,376
4/15	$1,074,272	$1,019,190	$1,043,577
5/15	$1,073,084	$1,032,296	$1,058,266
6/15	$1,062,983	$1,012,313	$1,039,623
7/15	$1,136,478	$1,033,522	$1,074,878
8/15	$1,062,751	$971,166	$1,009,602
9/15	$1,038,775	$947,136	$984,626
10/15	$1,125,689	$1,027,030	$1,069,408
11/15	$1,132,282	$1,030,085	$1,072,410
12/15	$1,125,630	$1,013,838	$1,056,673
1/16	$1,055,803	$963,527	$997,681
2/16	$1,031,235	$962,227	$997,256
3/16	$1,090,717	$1,027,503	$1,064,512
4/16	$1,099,122	$1,031,487	$1,054,791
5/16	$1,113,992	$1,050,010	$1,075,275
6/16	$1,124,337	$1,052,731	$1,071,051
7/16	$1,178,662	$1,091,544	$1,121,607
8/16	$1,185,235	$1,093,076	$1,116,035
9/16	$1,193,124	$1,093,283	$1,120,117
10/16	$1,172,088	$1,073,340	$1,093,813
11/16	$1,172,088	$1,113,091	$1,117,613
12/16	$1,157,327	$1,135,093	$1,131,448
1/17	$1,210,987	$1,156,621	$1,169,576
2/17	$1,246,098	$1,202,546	$1,218,155
3/17	$1,266,634	$1,203,949	$1,232,245
4/17	$1,318,307	$1,216,313	$1,260,426
5/17	$1,363,354	$1,233,430	$1,293,201
6/17	$1,346,793	$1,241,129	$1,289,794
7/17	$1,383,960	$1,266,650	$1,324,076
8/17	$1,397,946	$1,270,527	$1,348,348
9/17	$1,397,280	$1,296,736	$1,365,879
10/17	$1,459,884	$1,326,995	$1,418,803
11/17	$1,506,505	$1,367,694	$1,461,906
12/17	$1,528,373	$1,382,901	$1,473,287
1/18	$1,650,215	$1,462,078	$1,577,634
2/18	$1,638,102	$1,408,190	$1,536,267
3/18	$1,600,338	$1,372,403	$1,494,138
4/18	$1,619,577	$1,377,669	$1,499,358
5/18	$1,695,817	$1,410,846	$1,565,077
6/18	$1,720,756	$1,419,530	$1,580,146
7/18	$1,720,947	$1,472,355	$1,626,533
8/18	$1,814,343	$1,520,333	$1,715,466
9/18	$1,821,583	$1,528,986	$1,725,054
10/18	$1,670,267	$1,424,480	$1,570,788
11/18	$1,705,724	$1,453,508	$1,587,472
12/18	$1,585,560	$1,322,270	$1,450,985
1/19	$1,749,557	$1,428,231	$1,581,409
2/19	$1,816,063	$1,474,089	$1,637,991
3/19	$1,871,233	$1,502,733	$1,684,613
4/19	$1,963,434	$1,563,578	$1,760,724
5/19	$1,903,730	$1,464,216	$1,649,493
6/19	$2,007,268	$1,567,408	$1,762,775
7/19	$2,034,475	$1,589,935	$1,802,580
8/19	$1,991,397	$1,564,750	$1,788,774
9/19	$1,950,587	$1,594,027	$1,788,996
10/19	$1,920,357	$1,628,553	$1,839,431
11/19	$2,011,046	$1,687,668	$1,921,034
12/19	$2,007,316	$1,738,605	$1,978,994
1/20	$2,122,086	$1,737,924	$2,023,234
2/20	$2,010,397	$1,594,859	$1,885,449
3/20	$1,813,979	$1,397,874	$1,699,966
4/20	$2,136,721	$1,577,072	$1,951,512
5/20	$2,450,220	$1,652,185	$2,082,526
6/20	$2,654,340	$1,685,042	$2,173,209
7/20	$2,890,042	$1,780,054	$2,340,414
8/20	$3,122,663	$1,908,005	$2,581,926
9/20	$3,020,987	$1,835,507	$2,460,447
10/20	$2,960,136	$1,786,694	$2,376,885
11/20	$3,367,608	$1,982,273	$2,620,259
12/20	$3,508,593	$2,058,487	$2,740,768
1/21	$3,440,480	$2,037,705	$2,720,489
2/21	$3,635,087	$2,093,895	$2,719,859
3/21	$3,414,533	$2,185,598	$2,766,587
4/21	$3,589,679	$2,302,241	$2,954,822
5/21	$3,505,349	$2,318,321	$2,913,953
6/21	$3,806,989	$2,372,442	$3,096,768
7/21	$3,802,124	$2,428,799	$3,198,826
8/21	$3,858,884	$2,502,648	$3,318,426
9/21	$3,604,274	$2,386,250	$3,132,575
10/21	$3,788,339	$2,553,435	$3,403,905
11/21	$3,617,248	$2,535,743	$3,424,717
12/21	$3,352,619	$2,649,385	$3,497,125
1/22	$2,740,419	$2,512,287	$3,196,984
2/22	$2,629,564	$2,437,066	$3,061,197
3/22	$2,514,714	$2,527,553	$3,180,943
4/22	$2,025,354	$2,307,145	$2,796,807
5/22	$1,717,755	$2,311,378	$2,731,788
6/22	$1,559,962	$2,120,588	$2,515,400
7/22	$1,773,682	$2,316,116	$2,817,301
8/22	$1,803,643	$2,221,660	$2,686,059
9/22	$1,616,887	$2,017,049	$2,424,932
10/22	$1,697,782	$2,180,352	$2,566,666
11/22	$1,685,797	$2,302,198	$2,683,621
12/22	$1,524,097	$2,169,558	$2,478,172
1/23	$1,763,418	$2,305,880	$2,684,721
2/23	$1,716,813	$2,249,619	$2,652,836
3/23	$1,817,580	$2,332,212	$2,834,174
4/23	$1,725,631	$2,368,614	$2,862,136
5/23	$1,905,751	$2,378,910	$2,992,588
6/23	$2,056,901	$2,536,097	$3,197,237
7/23	$2,192,936	$2,617,569	$3,304,952
8/23	$1,949,837	$2,575,893	$3,275,277
9/23	$1,833,955	$2,453,080	$3,097,155
10/23	$1,704,218	$2,401,500	$3,053,059
11/23	$2,043,046	$2,620,818	$3,385,876
12/23	$2,229,464	$2,739,884	$3,535,809
1/24	$2,185,379	$2,785,926	$3,623,998
2/24	$2,444,853	$2,934,682	$3,871,252
3/24	$2,467,526	$3,029,104	$3,939,403
4/24	$2,231,983	$2,905,381	$3,772,310
5/24	$2,179,081	$3,049,444	$3,998,140
6/24	$2,259,694	$3,158,864	$4,267,741
7/24	$2,281,107	$3,197,315	$4,195,145
8/24	$2,371,797	$3,274,872	$4,282,521
9/24	$2,497,756	$3,344,813	$4,403,847
10/24	$2,604,820	$3,314,481	$4,389,274
11/24	$3,111,173	$3,509,044	$4,673,964
12/24	$3,035,631	$3,425,395	$4,715,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	36.16%	8.62%	11.74%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 194,996,435
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 877,326
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,996,435
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$877,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.6%
Short-Term Investments	2.3%
Industrials	2.6%
Investment Company	3.0%
Health Care	5.8%
Financals	8.0%
Communication Services	10.7%
Information Technology	31.6%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.5%
Cloudflare, Inc.	9.4%
DoorDash, Inc.	6.4%
Shopify, Inc.	6.3%
ROBLOX Corp.	5.4%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Amazon.com, Inc.	4.9%
Snowflake, Inc.	4.9%
Crowdstrike Holdings, Inc.	3.7%
Total	60.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085092
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class L
Trading Symbol	MAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight and stock selection in consumer discretionary, led by a food delivery company

↑ No exposure to consumer staples, a sector that underperformed in the index

↓ Stock selection in health care, led lower by a biopharmaceutical royalties acquirer and a next-generation sequencing company (the sequencing company was sold during the period)

↓ Stock selection and average overweight in financials,

↓ Average underweight in information technology, which was one of the stronger performing sectors in the period

Line Graph [Table Text Block]
	Class L	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,113	$9,700	$9,847
2/15	$10,874	$10,257	$10,503
3/15	$10,785	$10,095	$10,384
4/15	$10,749	$10,192	$10,436
5/15	$10,731	$10,323	$10,583
6/15	$10,630	$10,123	$10,396
7/15	$11,361	$10,335	$10,749
8/15	$10,624	$9,712	$10,096
9/15	$10,384	$9,471	$9,846
10/15	$11,253	$10,270	$10,694
11/15	$11,313	$10,301	$10,724
12/15	$11,247	$10,138	$10,567
1/16	$10,549	$9,635	$9,977
2/16	$10,303	$9,622	$9,973
3/16	$10,898	$10,275	$10,645
4/16	$10,982	$10,315	$10,548
5/16	$11,124	$10,500	$10,753
6/16	$11,227	$10,527	$10,711
7/16	$11,770	$10,915	$11,216
8/16	$11,836	$10,931	$11,160
9/16	$11,915	$10,933	$11,201
10/16	$11,705	$10,733	$10,938
11/16	$11,705	$11,131	$11,176
12/16	$11,552	$11,351	$11,314
1/17	$12,088	$11,566	$11,696
2/17	$12,439	$12,025	$12,182
3/17	$12,651	$12,039	$12,322
4/17	$13,160	$12,163	$12,604
5/17	$13,610	$12,334	$12,932
6/17	$13,438	$12,411	$12,898
7/17	$13,816	$12,666	$13,241
8/17	$13,949	$12,705	$13,483
9/17	$13,942	$12,967	$13,659
10/17	$14,568	$13,270	$14,188
11/17	$15,027	$13,677	$14,619
12/17	$15,245	$13,829	$14,733
1/18	$16,455	$14,621	$15,776
2/18	$16,341	$14,082	$15,363
3/18	$15,964	$13,724	$14,941
4/18	$16,149	$13,777	$14,994
5/18	$16,910	$14,108	$15,651
6/18	$17,152	$14,195	$15,801
7/18	$17,154	$14,724	$16,265
8/18	$18,087	$15,203	$17,155
9/18	$18,152	$15,290	$17,251
10/18	$16,648	$14,245	$15,708
11/18	$16,988	$14,535	$15,875
12/18	$15,795	$13,223	$14,510
1/19	$17,425	$14,282	$15,814
2/19	$18,090	$14,741	$16,380
3/19	$18,633	$15,027	$16,846
4/19	$19,547	$15,636	$17,607
5/19	$18,951	$14,642	$16,495
6/19	$19,985	$15,674	$17,628
7/19	$20,249	$15,899	$18,026
8/19	$19,819	$15,648	$17,888
9/19	$19,419	$15,940	$17,890
10/19	$19,109	$16,286	$18,394
11/19	$20,008	$16,877	$19,210
12/19	$19,970	$17,386	$19,790
1/20	$21,117	$17,379	$20,232
2/20	$19,993	$15,949	$18,854
3/20	$18,039	$13,979	$17,000
4/20	$21,248	$15,771	$19,515
5/20	$24,364	$16,522	$20,825
6/20	$26,396	$16,850	$21,732
7/20	$28,735	$17,801	$23,404
8/20	$31,044	$19,080	$25,819
9/20	$30,036	$18,355	$24,604
10/20	$29,428	$17,867	$23,769
11/20	$33,476	$19,823	$26,203
12/20	$34,877	$20,585	$27,408
1/21	$34,196	$20,377	$27,205
2/21	$36,125	$20,939	$27,199
3/21	$33,929	$21,856	$27,666
4/21	$35,671	$23,022	$29,548
5/21	$34,836	$23,183	$29,140
6/21	$37,827	$23,724	$30,968
7/21	$37,770	$24,288	$31,988
8/21	$38,329	$25,026	$33,184
9/21	$35,801	$23,863	$31,326
10/21	$37,624	$25,534	$34,039
11/21	$35,922	$25,357	$34,247
12/21	$33,294	$26,494	$34,971
1/22	$27,207	$25,123	$31,970
2/22	$26,107	$24,371	$30,612
3/22	$24,958	$25,276	$31,809
4/22	$20,100	$23,071	$27,968
5/22	$17,042	$23,114	$27,318
6/22	$15,473	$21,206	$25,154
7/22	$17,592	$23,161	$28,173
8/22	$17,891	$22,217	$26,861
9/22	$16,042	$20,170	$24,249
10/22	$16,842	$21,804	$25,667
11/22	$16,722	$23,022	$26,836
12/22	$15,113	$21,696	$24,782
1/23	$17,489	$23,059	$26,847
2/23	$17,021	$22,496	$26,528
3/23	$18,020	$23,322	$28,342
4/23	$17,097	$23,686	$28,621
5/23	$18,879	$23,789	$29,926
6/23	$20,383	$25,361	$31,972
7/23	$21,735	$26,176	$33,050
8/23	$19,321	$25,759	$32,753
9/23	$18,171	$24,531	$30,972
10/23	$16,870	$24,015	$30,531
11/23	$20,231	$26,208	$33,859
12/23	$22,076	$27,399	$35,358
1/24	$21,634	$27,859	$36,240
2/24	$24,199	$29,347	$38,713
3/24	$24,414	$30,291	$39,394
4/24	$22,088	$29,054	$37,723
5/24	$21,570	$30,494	$39,981
6/24	$22,354	$31,589	$42,677
7/24	$22,569	$31,973	$41,951
8/24	$23,466	$32,749	$42,825
9/24	$24,704	$33,448	$44,038
10/24	$25,766	$33,145	$43,893
11/24	$30,770	$35,090	$46,740
12/24	$30,016	$34,254	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	35.97%	8.49%	11.62%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 194,996,435
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 877,326
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,996,435
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$877,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.6%
Short-Term Investments	2.3%
Industrials	2.6%
Investment Company	3.0%
Health Care	5.8%
Financals	8.0%
Communication Services	10.7%
Information Technology	31.6%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.5%
Cloudflare, Inc.	9.4%
DoorDash, Inc.	6.4%
Shopify, Inc.	6.3%
ROBLOX Corp.	5.4%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Amazon.com, Inc.	4.9%
Snowflake, Inc.	4.9%
Crowdstrike Holdings, Inc.	3.7%
Total	60.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126919
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio
Class Name	Class R6
Trading Symbol	MADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.81%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight and stock selection in consumer discretionary, led by a food delivery company

↑ No exposure to consumer staples, a sector that underperformed in the index

↓ Stock selection in health care, led lower by a biopharmaceutical royalties acquirer and a next-generation sequencing company (the sequencing company was sold during the period)

↓ Stock selection and average overweight in financials,

↓ Average underweight in information technology, which was one of the stronger performing sectors in the period

Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$5,056,413	$4,849,904	$4,923,436
2/15	$5,436,461	$5,128,635	$5,251,609
3/15	$5,394,893	$5,047,528	$5,191,882
4/15	$5,374,109	$5,095,950	$5,217,884
5/15	$5,365,202	$5,161,481	$5,291,331
6/15	$5,314,727	$5,061,564	$5,198,115
7/15	$5,683,327	$5,167,610	$5,374,388
8/15	$5,314,825	$4,855,829	$5,048,008
9/15	$5,194,986	$4,735,678	$4,923,131
10/15	$5,629,400	$5,135,152	$5,347,041
11/15	$5,662,355	$5,150,423	$5,362,050
12/15	$5,632,340	$5,069,192	$5,283,363
1/16	$5,280,117	$4,817,637	$4,988,406
2/16	$5,157,323	$4,811,137	$4,986,278
3/16	$5,457,844	$5,137,516	$5,322,559
4/16	$5,499,852	$5,157,433	$5,273,956
5/16	$5,570,943	$5,250,051	$5,376,373
6/16	$5,622,645	$5,263,654	$5,355,257
7/16	$5,897,386	$5,457,718	$5,608,036
8/16	$5,930,241	$5,465,381	$5,580,173
9/16	$5,972,952	$5,466,414	$5,600,586
10/16	$5,864,532	$5,366,700	$5,469,067
11/16	$5,864,532	$5,565,456	$5,588,064
12/16	$5,789,373	$5,675,463	$5,657,239
1/17	$6,057,645	$5,783,106	$5,847,880
2/17	$6,236,493	$6,012,730	$6,090,776
3/17	$6,339,164	$6,019,744	$6,161,224
4/17	$6,597,500	$6,081,566	$6,302,132
5/17	$6,822,716	$6,167,151	$6,466,004
6/17	$6,739,916	$6,205,643	$6,448,969
7/17	$6,929,062	$6,333,248	$6,620,378
8/17	$6,995,656	$6,352,635	$6,741,738
9/17	$6,992,326	$6,483,678	$6,829,394
10/17	$7,308,645	$6,634,977	$7,094,014
11/17	$7,541,723	$6,838,471	$7,309,528
12/17	$7,654,609	$6,914,505	$7,366,434
1/18	$8,260,139	$7,310,388	$7,888,170
2/18	$8,203,148	$7,040,948	$7,681,336
3/18	$8,014,365	$6,862,015	$7,470,689
4/18	$8,110,538	$6,888,345	$7,496,789
5/18	$8,491,665	$7,054,230	$7,825,383
6/18	$8,616,333	$7,097,648	$7,900,730
7/18	$8,617,288	$7,361,777	$8,132,667
8/18	$9,087,782	$7,601,663	$8,577,332
9/18	$9,123,974	$7,644,931	$8,625,271
10/18	$8,367,564	$7,122,399	$7,853,939
11/18	$8,541,167	$7,267,542	$7,937,361
12/18	$7,940,527	$6,611,349	$7,254,926
1/19	$8,764,045	$7,141,155	$7,907,044
2/19	$9,096,475	$7,370,445	$8,189,956
3/19	$9,372,240	$7,513,666	$8,423,067
4/19	$9,836,885	$7,817,891	$8,803,620
5/19	$9,538,454	$7,321,079	$8,247,465
6/19	$10,055,986	$7,837,041	$8,813,874
7/19	$10,191,980	$7,949,676	$9,012,899
8/19	$9,976,657	$7,823,750	$8,943,871
9/19	$9,772,666	$7,970,136	$8,944,981
10/19	$9,621,562	$8,142,767	$9,197,155
11/19	$10,074,874	$8,438,340	$9,605,169
12/19	$10,056,145	$8,693,027	$9,894,968
1/20	$10,633,642	$8,689,618	$10,116,172
2/20	$10,071,545	$7,974,296	$9,427,243
3/20	$9,089,801	$6,989,368	$8,499,832
4/20	$10,706,792	$7,885,361	$9,757,562
5/20	$12,277,583	$8,260,926	$10,412,628
6/20	$13,305,528	$8,425,212	$10,866,046
7/20	$14,483,621	$8,900,269	$11,702,070
8/20	$15,650,165	$9,540,025	$12,909,631
9/20	$15,141,968	$9,177,536	$12,302,234
10/20	$14,837,819	$8,933,470	$11,884,427
11/20	$16,882,158	$9,911,364	$13,101,295
12/20	$17,590,829	$10,292,437	$13,703,838
1/21	$17,250,439	$10,188,527	$13,602,446
2/21	$18,227,032	$10,469,475	$13,599,297
3/21	$17,120,767	$10,927,992	$13,832,936
4/21	$18,004,158	$11,511,206	$14,774,110
5/21	$17,582,724	$11,591,604	$14,569,765
6/21	$19,094,214	$11,862,208	$15,483,840
7/21	$19,069,901	$12,143,994	$15,994,130
8/21	$19,357,611	$12,513,240	$16,592,132
9/21	$18,081,151	$11,931,252	$15,662,877
10/21	$19,005,065	$12,767,177	$17,019,525
11/21	$18,145,987	$12,678,714	$17,123,583
12/21	$16,824,456	$13,246,924	$17,485,624
1/22	$13,747,785	$12,561,435	$15,984,919
2/22	$13,194,283	$12,185,328	$15,305,983
3/22	$12,615,849	$12,637,763	$15,904,717
4/22	$10,162,490	$11,535,727	$13,984,036
5/22	$8,616,675	$11,556,891	$13,658,941
6/22	$7,828,807	$10,602,942	$12,576,998
7/22	$8,900,905	$11,580,580	$14,086,503
8/22	$9,050,500	$11,108,302	$13,430,297
9/22	$8,118,025	$10,085,243	$12,124,661
10/22	$8,521,931	$10,901,758	$12,833,328
11/22	$8,462,093	$11,510,992	$13,418,104
12/22	$7,649,346	$10,847,792	$12,390,859
1/23	$8,855,155	$11,529,401	$13,423,605
2/23	$8,616,505	$11,248,096	$13,264,182
3/23	$9,125,205	$11,661,061	$14,170,870
4/23	$8,660,467	$11,843,072	$14,310,682
5/23	$9,571,103	$11,894,550	$14,962,939
6/23	$10,324,733	$12,680,485	$15,986,187
7/23	$11,009,281	$13,087,846	$16,524,758
8/23	$9,790,912	$12,879,467	$16,376,384
9/23	$9,213,129	$12,265,401	$15,485,773
10/23	$8,553,702	$12,007,502	$15,265,294
11/23	$10,261,931	$13,104,092	$16,929,379
12/23	$11,191,408	$13,699,419	$17,679,045
1/24	$10,971,599	$13,929,628	$18,119,989
2/24	$12,277,892	$14,673,408	$19,356,262
3/24	$12,390,936	$15,145,519	$19,697,014
4/24	$11,210,249	$14,526,907	$18,861,550
5/24	$10,946,478	$15,247,219	$19,990,700
6/24	$11,348,414	$15,794,322	$21,338,705
7/24	$11,455,179	$15,986,576	$20,975,724
8/24	$11,913,637	$16,374,358	$21,412,605
9/24	$12,541,662	$16,724,067	$22,019,235
10/24	$13,081,764	$16,572,403	$21,946,368
11/24	$15,625,266	$17,545,222	$23,369,819
12/24	$15,241,306	$17,126,975	$23,576,108

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	36.19%	8.67%	11.79%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 194,996,435
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 877,326
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,996,435
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$877,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.6%
Short-Term Investments	2.3%
Industrials	2.6%
Investment Company	3.0%
Health Care	5.8%
Financals	8.0%
Communication Services	10.7%
Information Technology	31.6%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.5%
Cloudflare, Inc.	9.4%
DoorDash, Inc.	6.4%
Shopify, Inc.	6.3%
ROBLOX Corp.	5.4%
Trade Desk, Inc.	5.3%
MercadoLibre, Inc.	4.9%
Amazon.com, Inc.	4.9%
Snowflake, Inc.	4.9%
Crowdstrike Holdings, Inc.	3.7%
Total	60.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class A
Trading Symbol	MSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology (IT), financials and health care was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the Portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Stock selection in financials lagged due to the strength of banks’ performance in the Index

↓ Consumer staples weakness was primarily down to Constellation Brands, which suffered due to Mexican tariff fears

↑ Financials sector overweight, consumer discretionary sector underweight

↑ Not owning low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
7/22	$9,479	$10,000
8/22	$8,995	$9,592
9/22	$8,085	$8,709
10/22	$8,540	$9,414
11/22	$9,175	$9,940
12/22	$8,825	$9,367
1/23	$9,289	$9,956
2/23	$8,844	$9,713
3/23	$9,308	$10,069
4/23	$9,431	$10,227
5/23	$9,289	$10,271
6/23	$9,924	$10,950
7/23	$10,161	$11,302
8/23	$10,152	$11,122
9/23	$9,640	$10,591
10/23	$9,308	$10,369
11/23	$10,114	$11,316
12/23	$10,519	$11,830
1/24	$10,643	$12,028
2/24	$11,035	$12,671
3/24	$11,112	$13,078
4/24	$10,557	$12,544
5/24	$10,825	$13,166
6/24	$10,988	$13,639
7/24	$11,476	$13,805
8/24	$11,811	$14,139
9/24	$11,926	$14,441
10/24	$11,610	$14,311
11/24	$12,040	$15,151
12/24	$11,593	$14,789

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class A	10.21%	8.66%
Class A, with 5.25% maximum front end sales charge	4.41%	6.28%
S&P 500® Index	25.02%	17.52%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,369,354
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,369,354
# of Portfolio Holdings	36
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.2%
Consumer Discretionary	5.5%
Industrials	10.7%
Consumer Staples	10.8%
Health Care	21.0%
Information Technology	22.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
Visa, Inc.	6.5%
Alphabet, Inc.	5.2%
Accenture PLC	4.6%
Aon PLC	4.1%
Texas Instruments, Inc.	3.9%
Procter & Gamble Co.	3.9%
Intercontinental Exchange, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236923
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class C
Trading Symbol	MSBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.80%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology (IT), financials and health care was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the Portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Stock selection in financials lagged due to the strength of banks’ performance in the Index

↓ Consumer staples weakness was primarily down to Constellation Brands, which suffered due to Mexican tariff fears

↑ Financials sector overweight, consumer discretionary sector underweight

↑ Not owning low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class C	S&P 500® Index
7/22	$10,000	$10,000
8/22	$9,480	$9,592
9/22	$8,520	$8,709
10/22	$9,000	$9,414
11/22	$9,650	$9,940
12/22	$9,290	$9,367
1/23	$9,760	$9,956
2/23	$9,290	$9,713
3/23	$9,770	$10,069
4/23	$9,890	$10,227
5/23	$9,740	$10,271
6/23	$10,400	$10,950
7/23	$10,640	$11,302
8/23	$10,630	$11,122
9/23	$10,080	$10,591
10/23	$9,730	$10,369
11/23	$10,560	$11,316
12/23	$10,981	$11,830
1/24	$11,102	$12,028
2/24	$11,503	$12,671
3/24	$11,573	$13,078
4/24	$10,991	$12,544
5/24	$11,262	$13,166
6/24	$11,423	$13,639
7/24	$11,934	$13,805
8/24	$12,265	$14,139
9/24	$12,385	$14,441
10/24	$12,044	$14,311
11/24	$12,486	$15,151
12/24	$12,003	$14,789

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class C	9.31%	7.82%
Class C, with 1% maximum contingent deferred sales charge	8.31%	7.82%
S&P 500® Index	25.02%	17.52%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,369,354
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,369,354
# of Portfolio Holdings	36
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.2%
Consumer Discretionary	5.5%
Industrials	10.7%
Consumer Staples	10.8%
Health Care	21.0%
Information Technology	22.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
Visa, Inc.	6.5%
Alphabet, Inc.	5.2%
Accenture PLC	4.6%
Aon PLC	4.1%
Texas Instruments, Inc.	3.9%
Procter & Gamble Co.	3.9%
Intercontinental Exchange, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236924
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class I
Trading Symbol	MSBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology (IT), financials and health care was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the Portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Stock selection in financials lagged due to the strength of banks’ performance in the Index

↓ Consumer staples weakness was primarily down to Constellation Brands, which suffered due to Mexican tariff fears

↑ Financials sector overweight, consumer discretionary sector underweight

↑ Not owning low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class I	S&P 500® Index
7/22	$1,000,000	$1,000,000
8/22	$949,000	$1,000,000
9/22	$854,000	$870,875
10/22	$902,000	$941,383
11/22	$969,000	$993,991
12/22	$933,000	$936,723
1/23	$982,000	$995,581
2/23	$935,000	$971,289
3/23	$984,000	$1,006,950
4/23	$997,000	$1,022,667
5/23	$983,000	$1,027,112
6/23	$1,050,000	$1,094,978
7/23	$1,076,000	$1,130,155
8/23	$1,076,000	$1,112,161
9/23	$1,021,000	$1,059,135
10/23	$986,000	$1,036,865
11/23	$1,072,000	$1,131,557
12/23	$1,115,319	$1,182,965
1/24	$1,128,488	$1,202,844
2/24	$1,170,021	$1,267,070
3/24	$1,179,138	$1,307,838
4/24	$1,120,384	$1,254,420
5/24	$1,149,761	$1,316,620
6/24	$1,166,982	$1,363,863
7/24	$1,219,658	$1,380,464
8/24	$1,255,114	$1,413,950
9/24	$1,268,283	$1,444,148
10/24	$1,234,854	$1,431,051
11/24	$1,281,452	$1,515,056
12/24	$1,233,096	$1,478,939

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class I	10.56%	9.03%
S&P 500® Index	25.02%	17.52%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,369,354
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,369,354
# of Portfolio Holdings	36
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.2%
Consumer Discretionary	5.5%
Industrials	10.7%
Consumer Staples	10.8%
Health Care	21.0%
Information Technology	22.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
Visa, Inc.	6.5%
Alphabet, Inc.	5.2%
Accenture PLC	4.6%
Aon PLC	4.1%
Texas Instruments, Inc.	3.9%
Procter & Gamble Co.	3.9%
Intercontinental Exchange, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236925
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio
Class Name	Class R6
Trading Symbol	MSBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in information technology (IT), financials and health care was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the Portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Stock selection in financials lagged due to the strength of banks’ performance in the Index

↓ Consumer staples weakness was primarily down to Constellation Brands, which suffered due to Mexican tariff fears

↑ Financials sector overweight, consumer discretionary sector underweight

↑ Not owning low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class R6	S&P 500® Index
7/22	$5,000,000	$5,000,000
8/22	$4,745,000	$5,000,000
9/22	$4,270,000	$4,354,377
10/22	$4,510,000	$4,706,914
11/22	$4,845,000	$4,969,955
12/22	$4,665,000	$4,683,613
1/23	$4,910,000	$4,977,903
2/23	$4,675,000	$4,856,447
3/23	$4,920,000	$5,034,748
4/23	$4,990,000	$5,113,333
5/23	$4,915,000	$5,135,559
6/23	$5,255,000	$5,474,892
7/23	$5,385,000	$5,650,773
8/23	$5,380,000	$5,560,804
9/23	$5,105,000	$5,295,676
10/23	$4,935,000	$5,184,327
11/23	$5,365,000	$5,657,787
12/23	$5,579,184	$5,914,824
1/24	$5,645,060	$6,014,218
2/24	$5,857,890	$6,335,351
3/24	$5,898,429	$6,539,189
4/24	$5,609,588	$6,272,098
5/24	$5,751,475	$6,583,098
6/24	$5,837,620	$6,819,314
7/24	$6,106,191	$6,902,321
8/24	$6,283,550	$7,069,749
9/24	$6,349,426	$7,220,738
10/24	$6,182,202	$7,155,256
11/24	$6,410,234	$7,575,278
12/24	$6,171,110	$7,394,697

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class R6	10.61%	9.07%
S&P 500® Index	25.02%	17.52%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,369,354
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,369,354
# of Portfolio Holdings	36
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Communication Services	5.2%
Consumer Discretionary	5.5%
Industrials	10.7%
Consumer Staples	10.8%
Health Care	21.0%
Information Technology	22.3%
Financials	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
Visa, Inc.	6.5%
Alphabet, Inc.	5.2%
Accenture PLC	4.6%
Aon PLC	4.1%
Texas Instruments, Inc.	3.9%
Procter & Gamble Co.	3.9%
Intercontinental Exchange, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.3%
Automatic Data Processing, Inc.	3.2%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163121
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class A
Trading Symbol	MSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.40%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ No exposure to materials

↓ Stock selection in communication services, where a holding in a Korean search engine was the main detractor

↓ An underweight allocation to information technology, where exposure to a power management integrated circuit fabless integrated design manufacturer was the main detractor

↓ Stock selection in financials, where a Korean digital bank was the largest detractor in the portfolio

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country Asia ex Japan Net Index
12/15	$9,507	$9,982
1/16	$8,910	$9,219
2/16	$8,512	$9,134
3/16	$9,280	$10,159
4/16	$9,384	$10,068
5/16	$9,365	$9,934
6/16	$9,649	$10,199
7/16	$9,881	$10,694
8/16	$10,099	$11,054
9/16	$10,280	$11,234
10/16	$10,099	$11,064
11/16	$9,739	$10,745
12/16	$9,348	$10,525
1/17	$9,928	$11,177
2/17	$10,334	$11,556
3/17	$11,088	$11,934
4/17	$11,601	$12,193
5/17	$12,297	$12,723
6/17	$12,712	$12,926
7/17	$13,669	$13,617
8/17	$14,220	$13,798
9/17	$14,771	$13,782
10/17	$15,380	$14,432
11/17	$15,245	$14,524
12/17	$16,469	$14,916
1/18	$17,848	$16,044
2/18	$17,163	$15,245
3/18	$17,281	$15,015
4/18	$16,850	$15,121
5/18	$18,229	$14,921
6/18	$17,711	$14,206
7/18	$17,043	$14,325
8/18	$16,178	$14,179
9/18	$15,883	$13,982
10/18	$13,680	$12,466
11/18	$14,614	$13,128
12/18	$14,181	$12,772
1/19	$15,352	$13,706
2/19	$16,502	$13,992
3/19	$17,712	$14,232
4/19	$17,997	$14,503
5/19	$16,670	$13,265
6/19	$18,292	$14,138
7/19	$17,751	$13,889
8/19	$18,322	$13,280
9/19	$18,253	$13,502
10/19	$19,433	$14,116
11/19	$19,482	$14,151
12/19	$20,446	$15,093
1/20	$19,895	$14,421
2/20	$20,249	$14,007
3/20	$18,617	$12,318
4/20	$19,797	$13,422
5/20	$20,780	$13,267
6/20	$22,787	$14,377
7/20	$25,226	$15,599
8/20	$27,684	$16,152
9/20	$26,848	$15,909
10/20	$27,458	$16,354
11/20	$29,150	$17,668
12/20	$31,109	$18,869
1/21	$32,730	$19,639
2/21	$33,684	$19,883
3/21	$31,467	$19,378
4/21	$31,576	$19,859
5/21	$31,696	$20,101
6/21	$31,228	$20,077
7/21	$26,029	$18,572
8/21	$26,387	$18,996
9/21	$25,810	$18,203
10/21	$26,735	$18,450
11/21	$25,094	$17,736
12/21	$24,658	$17,979
1/22	$23,544	$17,421
2/22	$22,702	$17,012
3/22	$20,003	$16,542
4/22	$18,950	$15,687
5/22	$19,010	$15,760
6/22	$19,140	$15,052
7/22	$18,799	$14,870
8/22	$18,829	$14,868
9/22	$17,044	$12,970
10/22	$14,746	$12,179
11/22	$18,759	$14,469
12/22	$19,180	$14,442
1/23	$20,575	$15,628
2/23	$19,221	$14,562
3/23	$19,552	$15,069
4/23	$18,809	$14,756
5/23	$17,565	$14,485
6/23	$18,448	$14,879
7/23	$19,873	$15,790
8/23	$18,649	$14,778
9/23	$17,816	$14,381
10/23	$17,094	$13,825
11/23	$17,485	$14,786
12/23	$17,806	$15,306
1/24	$16,231	$14,471
2/24	$17,375	$15,281
3/24	$18,037	$15,670
4/24	$19,040	$15,865
5/24	$19,331	$16,112
6/24	$18,930	$16,797
7/24	$18,488	$16,775
8/24	$18,869	$17,102
9/24	$21,899	$18,544
10/24	$21,558	$17,692
11/24	$21,849	$17,111
12/24	$21,254	$17,136

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/29/15 (Inception)
Class A	19.36%	0.78%	9.38%
Class A, with 5.25% maximum front end sales charge	13.12%	(0.30)%	8.73%
MSCI All Country Asia ex Japan Net Index	11.96%	2.57%	6.16%

Performance Inception Date	Dec. 29, 2015
AssetsNet	$ 125,093,937
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 814,793
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,093,937
# of Portfolio Holdings	32
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$814,793

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.3%
Hong Kong	2.4%
Singapore	4.4%
Taiwan	5.1%
Korea, Republic of	12.0%
India	27.0%
China	47.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Trip.com Group Ltd.	8.0%
ICICI Bank Ltd.	6.8%
Coupang, Inc.	6.2%
Meituan	6.1%
HDFC Bank Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Zomato Ltd.	4.8%
Qifu Technology, Inc.	4.6%
Tencent Holdings Ltd.	4.5%
Full Truck Alliance Co. Ltd.	4.5%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163122
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$235	2.15%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ No exposure to materials

↓ Stock selection in communication services, where a holding in a Korean search engine was the main detractor

↓ An underweight allocation to information technology, where exposure to a power management integrated circuit fabless integrated design manufacturer was the main detractor

↓ Stock selection in financials, where a Korean digital bank was the largest detractor in the portfolio

Line Graph [Table Text Block]
	Class C	MSCI All Country Asia ex Japan Net Index
12/15	$10,030	$9,982
1/16	$9,390	$9,219
2/16	$8,970	$9,134
3/16	$9,770	$10,159
4/16	$9,870	$10,068
5/16	$9,840	$9,934
6/16	$10,140	$10,199
7/16	$10,384	$10,694
8/16	$10,594	$11,054
9/16	$10,774	$11,234
10/16	$10,584	$11,064
11/16	$10,204	$10,745
12/16	$9,785	$10,525
1/17	$10,391	$11,177
2/17	$10,806	$11,556
3/17	$11,594	$11,934
4/17	$12,110	$12,193
5/17	$12,827	$12,723
6/17	$13,252	$12,926
7/17	$14,243	$13,617
8/17	$14,809	$13,798
9/17	$15,375	$13,782
10/17	$16,001	$14,432
11/17	$15,850	$14,524
12/17	$17,109	$14,916
1/18	$18,531	$16,044
2/18	$17,815	$15,245
3/18	$17,917	$15,015
4/18	$17,457	$15,121
5/18	$18,868	$14,921
6/18	$18,326	$14,206
7/18	$17,618	$14,325
8/18	$16,713	$14,179
9/18	$16,404	$13,982
10/18	$14,121	$12,466
11/18	$15,077	$13,128
12/18	$14,615	$12,772
1/19	$15,818	$13,706
2/19	$17,001	$13,992
3/19	$18,224	$14,232
4/19	$18,512	$14,503
5/19	$17,134	$13,265
6/19	$18,790	$14,138
7/19	$18,235	$13,889
8/19	$18,800	$13,280
9/19	$18,718	$13,502
10/19	$19,921	$14,116
11/19	$19,963	$14,151
12/19	$20,929	$15,093
1/20	$20,353	$14,421
2/20	$20,703	$14,007
3/20	$19,016	$12,318
4/20	$20,209	$13,422
5/20	$21,207	$13,267
6/20	$23,233	$14,377
7/20	$25,712	$15,599
8/20	$28,201	$16,152
9/20	$27,337	$15,909
10/20	$27,933	$16,354
11/20	$29,640	$17,668
12/20	$31,607	$18,869
1/21	$33,230	$19,639
2/21	$34,187	$19,883
3/21	$31,919	$19,378
4/21	$32,002	$19,859
5/21	$32,106	$20,101
6/21	$31,618	$20,077
7/21	$26,334	$18,572
8/21	$26,677	$18,996
9/21	$26,074	$18,203
10/21	$27,000	$18,450
11/21	$25,325	$17,736
12/21	$24,869	$17,979
1/22	$23,735	$17,421
2/22	$22,874	$17,012
3/22	$20,145	$16,542
4/22	$19,064	$15,687
5/22	$19,116	$15,760
6/22	$19,232	$15,052
7/22	$18,885	$14,870
8/22	$18,906	$14,868
9/22	$17,101	$12,970
10/22	$14,781	$12,179
11/22	$18,791	$14,469
12/22	$19,200	$14,442
1/23	$20,586	$15,628
2/23	$19,221	$14,562
3/23	$19,536	$15,069
4/23	$18,791	$14,756
5/23	$17,531	$14,485
6/23	$18,402	$14,879
7/23	$19,809	$15,790
8/23	$18,581	$14,778
9/23	$17,730	$14,381
10/23	$17,006	$13,825
11/23	$17,394	$14,786
12/23	$17,699	$15,306
1/24	$16,133	$14,471
2/24	$17,270	$15,281
3/24	$17,928	$15,670
4/24	$18,925	$15,865
5/24	$19,214	$16,112
6/24	$18,816	$16,797
7/24	$18,377	$16,775
8/24	$18,756	$17,102
9/24	$21,767	$18,544
10/24	$21,428	$17,692
11/24	$21,717	$17,111
12/24	$21,126	$17,136

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/29/15 (Inception)
Class C, with conversion to Class A after 8 years	18.47%	0.04%	8.66%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	17.47%	0.04%	8.66%
MSCI All Country Asia ex Japan Net Index	11.96%	2.57%	6.16%

Performance Inception Date	Dec. 29, 2015
AssetsNet	$ 125,093,937
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 814,793
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,093,937
# of Portfolio Holdings	32
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$814,793

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.3%
Hong Kong	2.4%
Singapore	4.4%
Taiwan	5.1%
Korea, Republic of	12.0%
India	27.0%
China	47.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Trip.com Group Ltd.	8.0%
ICICI Bank Ltd.	6.8%
Coupang, Inc.	6.2%
Meituan	6.1%
HDFC Bank Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Zomato Ltd.	4.8%
Qifu Technology, Inc.	4.6%
Tencent Holdings Ltd.	4.5%
Full Truck Alliance Co. Ltd.	4.5%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163120
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class I
Trading Symbol	MSAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ No exposure to materials

↓ Stock selection in communication services, where a holding in a Korean search engine was the main detractor

↓ An underweight allocation to information technology, where exposure to a power management integrated circuit fabless integrated design manufacturer was the main detractor

↓ Stock selection in financials, where a Korean digital bank was the largest detractor in the portfolio

Line Graph [Table Text Block]
	Class I	MSCI All Country Asia ex Japan Net Index
12/15	$1,003,000	$1,000,000
1/16	$940,000	$921,916
2/16	$899,000	$913,360
3/16	$980,000	$1,015,925
4/16	$991,000	$1,006,823
5/16	$989,000	$993,406
6/16	$1,019,000	$1,019,941
7/16	$1,044,442	$1,069,379
8/16	$1,067,474	$1,105,406
9/16	$1,086,500	$1,123,408
10/16	$1,067,474	$1,106,377
11/16	$1,030,422	$1,074,508
12/16	$989,590	$1,052,484
1/17	$1,051,951	$1,117,738
2/17	$1,094,888	$1,155,577
3/17	$1,174,627	$1,193,369
4/17	$1,228,809	$1,219,336
5/17	$1,303,438	$1,272,338
6/17	$1,347,397	$1,292,585
7/17	$1,449,627	$1,361,700
8/17	$1,508,921	$1,379,823
9/17	$1,568,214	$1,378,195
10/17	$1,632,619	$1,443,222
11/17	$1,619,329	$1,452,375
12/17	$1,749,761	$1,491,564
1/18	$1,896,608	$1,604,386
2/18	$1,824,219	$1,524,512
3/18	$1,837,663	$1,501,487
4/18	$1,791,126	$1,512,133
5/18	$1,939,008	$1,492,128
6/18	$1,884,199	$1,420,581
7/18	$1,813,604	$1,432,504
8/18	$1,722,092	$1,417,871
9/18	$1,690,894	$1,398,246
10/18	$1,456,915	$1,246,564
11/18	$1,556,746	$1,312,773
12/18	$1,510,990	$1,277,194
1/19	$1,636,819	$1,370,565
2/19	$1,760,568	$1,399,164
3/19	$1,889,517	$1,423,171
4/19	$1,919,675	$1,450,257
5/19	$1,779,287	$1,326,545
6/19	$1,952,952	$1,413,826
7/19	$1,895,757	$1,388,859
8/19	$1,957,111	$1,328,040
9/19	$1,950,872	$1,350,171
10/19	$2,077,741	$1,411,603
11/19	$2,083,981	$1,415,080
12/19	$2,186,941	$1,509,253
1/20	$2,128,678	$1,442,114
2/20	$2,167,173	$1,400,701
3/20	$1,992,384	$1,231,848
4/20	$2,118,274	$1,342,242
5/20	$2,225,436	$1,326,657
6/20	$2,439,760	$1,437,702
7/20	$2,702,984	$1,559,854
8/20	$2,966,208	$1,615,212
9/20	$2,877,773	$1,590,946
10/20	$2,943,319	$1,635,391
11/20	$3,126,431	$1,766,812
12/20	$3,335,819	$1,886,872
1/21	$3,511,444	$1,963,863
2/21	$3,613,453	$1,988,327
3/21	$3,376,833	$1,937,847
4/21	$3,389,453	$1,985,897
5/21	$3,403,124	$2,010,116
6/21	$3,353,697	$2,007,679
7/21	$2,795,273	$1,857,162
8/21	$2,834,184	$1,899,629
9/21	$2,773,189	$1,820,300
10/21	$2,874,147	$1,845,013
11/21	$2,697,470	$1,773,627
12/21	$2,651,311	$1,797,867
1/22	$2,532,485	$1,742,073
2/22	$2,442,304	$1,701,207
3/22	$2,152,665	$1,654,153
4/22	$2,040,205	$1,568,740
5/22	$2,047,631	$1,575,956
6/22	$2,061,424	$1,505,203
7/22	$2,026,412	$1,486,952
8/22	$2,029,595	$1,486,835
9/22	$1,837,563	$1,296,974
10/22	$1,589,301	$1,217,871
11/22	$2,022,168	$1,446,923
12/22	$2,067,789	$1,444,198
1/23	$2,219,505	$1,562,792
2/23	$2,073,094	$1,456,222
3/23	$2,109,166	$1,506,891
4/23	$2,030,656	$1,475,563
5/23	$1,895,916	$1,448,543
6/23	$1,991,401	$1,487,894
7/23	$2,146,299	$1,579,035
8/23	$2,015,803	$1,477,785
9/23	$1,925,622	$1,438,146
10/23	$1,848,173	$1,382,534
11/23	$1,891,672	$1,478,596
12/23	$1,926,537	$1,530,586
1/24	$1,756,329	$1,447,137
2/24	$1,880,793	$1,528,140
3/24	$1,953,132	$1,566,954
4/24	$2,061,639	$1,586,472
5/24	$2,093,553	$1,611,192
6/24	$2,051,001	$1,679,749
7/24	$2,003,130	$1,677,520
8/24	$2,045,682	$1,710,223
9/24	$2,375,459	$1,854,425
10/24	$2,338,226	$1,769,210
11/24	$2,370,140	$1,711,091
12/24	$2,306,525	$1,713,621

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/29/15 (Inception)
Class I	19.72%	1.07%	9.72%
MSCI All Country Asia ex Japan Net Index	11.96%	2.57%	6.16%

Performance Inception Date	Dec. 29, 2015
AssetsNet	$ 125,093,937
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 814,793
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,093,937
# of Portfolio Holdings	32
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$814,793

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.3%
Hong Kong	2.4%
Singapore	4.4%
Taiwan	5.1%
Korea, Republic of	12.0%
India	27.0%
China	47.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Trip.com Group Ltd.	8.0%
ICICI Bank Ltd.	6.8%
Coupang, Inc.	6.2%
Meituan	6.1%
HDFC Bank Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Zomato Ltd.	4.8%
Qifu Technology, Inc.	4.6%
Tencent Holdings Ltd.	4.5%
Full Truck Alliance Co. Ltd.	4.5%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163123
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country Asia ex Japan Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ No exposure to materials

↓ Stock selection in communication services, where a holding in a Korean search engine was the main detractor

↓ An underweight allocation to information technology, where exposure to a power management integrated circuit fabless integrated design manufacturer was the main detractor

↓ Stock selection in financials, where a Korean digital bank was the largest detractor in the portfolio

Line Graph [Table Text Block]
	Class R6	MSCI All Country Asia ex Japan Net Index
12/15	$5,015,000	$5,000,000
1/16	$4,700,000	$4,609,579
2/16	$4,495,000	$4,566,799
3/16	$4,900,000	$5,079,623
4/16	$4,955,000	$5,034,113
5/16	$4,945,000	$4,967,029
6/16	$5,095,000	$5,099,705
7/16	$5,227,222	$5,346,893
8/16	$5,337,374	$5,527,028
9/16	$5,437,513	$5,617,039
10/16	$5,342,381	$5,531,886
11/16	$5,157,125	$5,372,542
12/16	$4,950,062	$5,262,422
1/17	$5,261,997	$5,588,692
2/17	$5,476,773	$5,777,883
3/17	$5,875,641	$5,966,843
4/17	$6,146,668	$6,096,680
5/17	$6,519,968	$6,361,692
6/17	$6,739,857	$6,462,923
7/17	$7,251,227	$6,808,501
8/17	$7,547,821	$6,899,114
9/17	$7,844,416	$6,890,975
10/17	$8,171,693	$7,216,108
11/17	$8,100,101	$7,261,873
12/17	$8,752,536	$7,457,819
1/18	$9,487,087	$8,021,929
2/18	$9,130,158	$7,622,562
3/18	$9,192,232	$7,507,433
4/18	$8,964,625	$7,560,667
5/18	$9,699,176	$7,460,640
6/18	$9,430,185	$7,102,905
7/18	$9,071,887	$7,162,519
8/18	$8,619,333	$7,089,355
9/18	$8,463,280	$6,991,229
10/18	$7,292,882	$6,232,818
11/18	$7,792,252	$6,563,864
12/18	$7,563,374	$6,385,969
1/19	$8,192,788	$6,852,823
2/19	$8,811,798	$6,995,820
3/19	$9,456,818	$7,115,855
4/19	$9,612,871	$7,251,287
5/19	$8,910,632	$6,632,724
6/19	$9,779,328	$7,069,131
7/19	$9,493,230	$6,944,293
8/19	$9,800,135	$6,640,202
9/19	$9,768,924	$6,750,855
10/19	$10,408,742	$7,058,017
11/19	$10,434,751	$7,075,398
12/19	$10,953,293	$7,546,264
1/20	$10,656,555	$7,210,572
2/20	$10,854,380	$7,003,504
3/20	$9,979,783	$6,159,242
4/20	$10,614,907	$6,711,212
5/20	$11,140,707	$6,633,286
6/20	$12,218,336	$7,188,508
7/20	$13,535,438	$7,799,272
8/20	$14,857,746	$8,076,062
9/20	$14,415,242	$7,954,730
10/20	$14,743,216	$8,176,955
11/20	$15,659,461	$8,834,062
12/20	$16,712,387	$9,434,361
1/21	$17,591,155	$9,819,313
2/21	$18,106,839	$9,941,635
3/21	$16,922,870	$9,689,234
4/21	$16,980,753	$9,929,485
5/21	$17,049,160	$10,050,582
6/21	$16,807,104	$10,038,395
7/21	$14,012,936	$9,285,810
8/21	$14,207,633	$9,498,143
9/21	$13,902,432	$9,101,500
10/21	$14,407,593	$9,225,065
11/21	$13,528,824	$8,868,135
12/21	$13,292,595	$8,989,335
1/22	$12,703,346	$8,710,367
2/22	$12,252,120	$8,506,037
3/22	$10,797,579	$8,270,764
4/22	$10,229,565	$7,843,700
5/22	$10,266,724	$7,879,779
6/22	$10,341,044	$7,526,016
7/22	$10,160,554	$7,434,761
8/22	$10,181,788	$7,434,175
9/22	$9,215,633	$6,484,871
10/22	$7,973,433	$6,089,356
11/22	$10,144,628	$7,234,614
12/22	$10,372,895	$7,220,988
1/23	$11,137,326	$7,813,959
2/23	$10,404,747	$7,281,108
3/23	$10,585,237	$7,534,453
4/23	$10,187,096	$7,377,813
5/23	$9,512,911	$7,242,714
6/23	$9,995,989	$7,439,468
7/23	$10,771,036	$7,895,173
8/23	$10,112,777	$7,388,927
9/23	$9,661,550	$7,190,729
10/23	$9,279,335	$6,912,671
11/23	$9,491,677	$7,392,982
12/23	$9,667,832	$7,652,929
1/24	$8,820,898	$7,235,687
2/24	$9,444,114	$7,640,702
3/24	$9,806,325	$7,834,771
4/24	$10,354,968	$7,932,358
5/24	$10,514,767	$8,055,961
6/24	$10,307,028	$8,398,745
7/24	$10,072,656	$8,387,601
8/24	$10,280,395	$8,551,114
9/24	$11,936,977	$9,272,123
10/24	$11,755,871	$8,846,049
11/24	$11,915,670	$8,555,455
12/24	$11,592,103	$8,568,107

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/29/15 (Inception)
Class R6	19.90%	1.14%	9.79%
MSCI All Country Asia ex Japan Net Index	11.96%	2.57%	6.16%

Performance Inception Date	Dec. 29, 2015
AssetsNet	$ 125,093,937
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 814,793
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,093,937
# of Portfolio Holdings	32
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$814,793

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
United States	1.3%
Hong Kong	2.4%
Singapore	4.4%
Taiwan	5.1%
Korea, Republic of	12.0%
India	27.0%
China	47.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Trip.com Group Ltd.	8.0%
ICICI Bank Ltd.	6.8%
Coupang, Inc.	6.2%
Meituan	6.1%
HDFC Bank Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Zomato Ltd.	4.8%
Qifu Technology, Inc.	4.6%
Tencent Holdings Ltd.	4.5%
Full Truck Alliance Co. Ltd.	4.5%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216355
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class A
Trading Symbol	MDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.47%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ An underweight allocation to materials

↓ An underweight allocation to information technology, where a holding in an Argentinian IT services company was the main detractor

↓ Stock selection in communication services, where a Korean search engine was the largest detractor in the portfolio

↓ An underweight allocation to utilities, where exposure to a Brazilian water management company was the main detractor

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Net Index
2/20	$9,479	$10,000
2/20	$8,882	$9,095
3/20	$7,848	$7,694
4/20	$8,445	$8,398
5/20	$9,156	$8,463
6/20	$10,038	$9,085
7/20	$11,213	$9,897
8/20	$12,256	$10,116
9/20	$11,858	$9,953
10/20	$12,066	$10,158
11/20	$12,929	$11,098
12/20	$13,716	$11,914
1/21	$14,351	$12,279
2/21	$14,474	$12,373
3/21	$13,441	$12,186
4/21	$13,564	$12,489
5/21	$13,536	$12,779
6/21	$13,687	$12,801
7/21	$11,858	$11,940
8/21	$12,265	$12,252
9/21	$11,716	$11,765
10/21	$12,047	$11,881
11/21	$11,100	$11,397
12/21	$11,118	$11,611
1/22	$10,303	$11,391
2/22	$9,801	$11,051
3/22	$8,995	$10,801
4/22	$8,152	$10,200
5/22	$7,886	$10,245
6/22	$7,498	$9,564
7/22	$7,744	$9,541
8/22	$7,915	$9,581
9/22	$7,242	$8,458
10/22	$6,692	$8,195
11/22	$7,839	$9,410
12/22	$7,725	$9,278
1/23	$8,427	$10,011
2/23	$8,009	$9,362
3/23	$8,161	$9,645
4/23	$7,924	$9,536
5/23	$7,687	$9,376
6/23	$7,981	$9,732
7/23	$8,493	$10,338
8/23	$8,142	$9,701
9/23	$7,773	$9,447
10/23	$7,450	$9,080
11/23	$7,915	$9,807
12/23	$8,104	$10,190
1/24	$7,583	$9,717
2/24	$8,047	$10,179
3/24	$8,265	$10,431
4/24	$8,578	$10,478
5/24	$8,806	$10,537
6/24	$8,720	$10,953
7/24	$8,559	$10,985
8/24	$8,967	$11,163
9/24	$9,943	$11,908
10/24	$9,905	$11,379
11/24	$9,886	$10,970
12/24	$9,433	$10,955

Average Annual Return [Table Text Block]
AATR	1 Year	Since 2/14/20 (Inception)
Class A	16.40%	(0.10)%
Class A, with 5.25% maximum front end sales charge	10.33%	(1.19)%
MSCI Emerging Markets Net Index	7.50%	1.89%

Performance Inception Date	Feb. 14, 2020
AssetsNet	$ 30,908,547
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,966
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,908,547
# of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,966

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.0%
Singapore	3.8%
Taiwan	5.4%
Brazil	6.3%
United States	6.9%
Korea, Republic of	11.2%
India	26.5%
China	38.9%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	6.9%
Trip.com Group Ltd.	6.8%
Meituan	6.4%
ICICI Bank Ltd.	6.2%
Coupang, Inc.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
HDFC Bank Ltd.	5.0%
Zomato Ltd.	4.9%
Grab Holdings Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216357
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class C
Trading Symbol	MDOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.25%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ An underweight allocation to materials

↓ An underweight allocation to information technology, where a holding in an Argentinian IT services company was the main detractor

↓ Stock selection in communication services, where a Korean search engine was the largest detractor in the portfolio

↓ An underweight allocation to utilities, where exposure to a Brazilian water management company was the main detractor

Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Net Index
2/20	$10,000	$10,000
2/20	$9,370	$9,095
3/20	$8,270	$7,694
4/20	$8,900	$8,398
5/20	$9,640	$8,463
6/20	$10,560	$9,085
7/20	$11,790	$9,897
8/20	$12,860	$10,116
9/20	$12,440	$9,953
10/20	$12,650	$10,158
11/20	$13,550	$11,098
12/20	$14,360	$11,914
1/21	$15,020	$12,279
2/21	$15,140	$12,373
3/21	$14,050	$12,186
4/21	$14,170	$12,489
5/21	$14,130	$12,779
6/21	$14,280	$12,801
7/21	$12,360	$11,940
8/21	$12,780	$12,252
9/21	$12,200	$11,765
10/21	$12,540	$11,881
11/21	$11,550	$11,397
12/21	$11,550	$11,611
1/22	$10,700	$11,391
2/22	$10,180	$11,051
3/22	$9,340	$10,801
4/22	$8,450	$10,200
5/22	$8,170	$10,245
6/22	$7,760	$9,564
7/22	$8,010	$9,541
8/22	$8,180	$9,581
9/22	$7,490	$8,458
10/22	$6,910	$8,195
11/22	$8,100	$9,410
12/22	$7,960	$9,278
1/23	$8,690	$10,011
2/23	$8,250	$9,362
3/23	$8,410	$9,645
4/23	$8,150	$9,536
5/23	$7,900	$9,376
6/23	$8,200	$9,732
7/23	$8,720	$10,338
8/23	$8,350	$9,701
9/23	$7,970	$9,447
10/23	$7,630	$9,080
11/23	$8,100	$9,807
12/23	$8,290	$10,190
1/24	$7,760	$9,717
2/24	$8,230	$10,179
3/24	$8,440	$10,431
4/24	$8,760	$10,478
5/24	$8,990	$10,537
6/24	$8,890	$10,953
7/24	$8,720	$10,985
8/24	$9,130	$11,163
9/24	$10,120	$11,908
10/24	$10,070	$11,379
11/24	$10,050	$10,970
12/24	$9,580	$10,955

Average Annual Return [Table Text Block]
AATR	1 Year	Since 2/14/20 (Inception)
Class C	15.56%	(0.88)%
Class C, with 1% maximum contingent deferred sales charge	14.56%	(0.88)%
MSCI Emerging Markets Net Index	7.50%	1.89%

Performance Inception Date	Feb. 14, 2020
AssetsNet	$ 30,908,547
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,966
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,908,547
# of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,966

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.0%
Singapore	3.8%
Taiwan	5.4%
Brazil	6.3%
United States	6.9%
Korea, Republic of	11.2%
India	26.5%
China	38.9%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	6.9%
Trip.com Group Ltd.	6.8%
Meituan	6.4%
ICICI Bank Ltd.	6.2%
Coupang, Inc.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
HDFC Bank Ltd.	5.0%
Zomato Ltd.	4.9%
Grab Holdings Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216354
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class I
Trading Symbol	MDOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ An underweight allocation to materials

↓ An underweight allocation to information technology, where a holding in an Argentinian IT services company was the main detractor

↓ Stock selection in communication services, where a Korean search engine was the largest detractor in the portfolio

↓ An underweight allocation to utilities, where exposure to a Brazilian water management company was the main detractor

Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Net Index
2/20	$1,000,000	$1,000,000
2/20	$937,000	$1,000,000
3/20	$828,000	$769,381
4/20	$892,000	$839,836
5/20	$967,000	$846,287
6/20	$1,061,000	$908,497
7/20	$1,185,000	$989,682
8/20	$1,295,000	$1,011,558
9/20	$1,253,000	$995,334
10/20	$1,276,000	$1,015,840
11/20	$1,367,000	$1,109,793
12/20	$1,450,000	$1,191,378
1/21	$1,518,000	$1,227,903
2/21	$1,532,000	$1,237,294
3/21	$1,423,000	$1,218,608
4/21	$1,436,000	$1,248,949
5/21	$1,433,000	$1,277,912
6/21	$1,449,000	$1,280,115
7/21	$1,256,000	$1,193,965
8/21	$1,300,000	$1,225,217
9/21	$1,242,000	$1,176,526
10/21	$1,277,000	$1,188,130
11/21	$1,177,000	$1,139,710
12/21	$1,179,000	$1,161,095
1/22	$1,094,000	$1,139,117
2/22	$1,040,000	$1,105,068
3/22	$956,000	$1,080,109
4/22	$866,000	$1,020,027
5/22	$838,000	$1,024,518
6/22	$797,000	$956,439
7/22	$823,000	$954,090
8/22	$841,000	$958,073
9/22	$770,000	$845,756
10/22	$711,000	$819,496
11/22	$834,000	$941,042
12/22	$821,000	$927,815
1/23	$897,000	$1,001,077
2/23	$852,000	$936,165
3/23	$869,000	$964,518
4/23	$844,000	$953,588
5/23	$819,000	$937,571
6/23	$850,000	$973,171
7/23	$905,000	$1,033,752
8/23	$868,000	$970,073
9/23	$828,000	$944,703
10/23	$794,000	$907,997
11/23	$844,000	$980,664
12/23	$865,000	$1,019,002
1/24	$809,000	$971,686
2/24	$859,000	$1,017,912
3/24	$883,000	$1,043,135
4/24	$916,000	$1,047,802
5/24	$941,000	$1,053,720
6/24	$932,000	$1,095,283
7/24	$915,000	$1,098,543
8/24	$959,000	$1,116,279
9/24	$1,063,000	$1,190,819
10/24	$1,060,000	$1,137,859
11/24	$1,058,000	$1,096,976
12/24	$1,010,271	$1,095,469

Average Annual Return [Table Text Block]
AATR	1 Year	Since 2/14/20 (Inception)
Class I	16.79%	0.21%
MSCI Emerging Markets Net Index	7.50%	1.89%

Performance Inception Date	Feb. 14, 2020
AssetsNet	$ 30,908,547
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,966
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,908,547
# of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,966

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.0%
Singapore	3.8%
Taiwan	5.4%
Brazil	6.3%
United States	6.9%
Korea, Republic of	11.2%
India	26.5%
China	38.9%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	6.9%
Trip.com Group Ltd.	6.8%
Meituan	6.4%
ICICI Bank Ltd.	6.2%
Coupang, Inc.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
HDFC Bank Ltd.	5.0%
Zomato Ltd.	4.9%
Grab Holdings Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000216356
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MDODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Net Index:

↑ Stock selection in consumer discretionary, led by a Chinese online travel agency, which was the largest positive contributor in the portfolio

↑ Stock selection in industrials, led by a holding in an operator of a Southeast Asian super app (an integrated app platform combining multiple services)

↑ An underweight allocation to materials

↓ An underweight allocation to information technology, where a holding in an Argentinian IT services company was the main detractor

↓ Stock selection in communication services, where a Korean search engine was the largest detractor in the portfolio

↓ An underweight allocation to utilities, where exposure to a Brazilian water management company was the main detractor

Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Net Index
2/20	$5,000,000	$5,000,000
2/20	$4,685,000	$5,000,000
3/20	$4,140,000	$3,846,906
4/20	$4,460,000	$4,199,182
5/20	$4,835,000	$4,231,435
6/20	$5,310,000	$4,542,484
7/20	$5,925,000	$4,948,409
8/20	$6,475,000	$5,057,791
9/20	$6,265,000	$4,976,668
10/20	$6,380,000	$5,079,202
11/20	$6,835,000	$5,548,965
12/20	$7,255,000	$5,956,888
1/21	$7,595,000	$6,139,513
2/21	$7,665,000	$6,186,472
3/21	$7,115,000	$6,093,041
4/21	$7,185,000	$6,244,744
5/21	$7,170,000	$6,389,561
6/21	$7,250,000	$6,400,573
7/21	$6,285,000	$5,969,824
8/21	$6,505,000	$6,126,086
9/21	$6,215,000	$5,882,631
10/21	$6,395,000	$5,940,651
11/21	$5,895,000	$5,698,550
12/21	$5,900,000	$5,805,475
1/22	$5,475,000	$5,695,583
2/22	$5,205,000	$5,525,341
3/22	$4,785,000	$5,400,547
4/22	$4,330,000	$5,100,134
5/22	$4,195,000	$5,122,590
6/22	$3,990,000	$4,782,196
7/22	$4,120,000	$4,770,448
8/22	$4,210,000	$4,790,363
9/22	$3,855,000	$4,228,778
10/22	$3,560,000	$4,097,482
11/22	$4,175,000	$4,705,211
12/22	$4,115,000	$4,639,076
1/23	$4,490,000	$5,005,384
2/23	$4,270,000	$4,680,823
3/23	$4,355,000	$4,822,592
4/23	$4,225,000	$4,767,940
5/23	$4,100,000	$4,687,856
6/23	$4,260,000	$4,865,853
7/23	$4,535,000	$5,168,759
8/23	$4,345,000	$4,850,363
9/23	$4,150,000	$4,723,515
10/23	$3,980,000	$4,539,984
11/23	$4,230,000	$4,903,319
12/23	$4,335,000	$5,095,010
1/24	$4,055,000	$4,858,430
2/24	$4,305,000	$5,089,558
3/24	$4,425,000	$5,215,675
4/24	$4,590,000	$5,239,011
5/24	$4,720,000	$5,268,602
6/24	$4,670,000	$5,476,415
7/24	$4,585,000	$5,492,713
8/24	$4,805,000	$5,581,395
9/24	$5,330,000	$5,954,093
10/24	$5,315,000	$5,689,295
11/24	$5,305,000	$5,484,878
12/24	$5,063,877	$5,477,346

Average Annual Return [Table Text Block]
AATR	1 Year	Since 2/14/20 (Inception)
Class R6	16.81%	0.26%
MSCI Emerging Markets Net Index	7.50%	1.89%

Performance Inception Date	Feb. 14, 2020
AssetsNet	$ 30,908,547
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 13,966
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$30,908,547
# of Portfolio Holdings	31
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$13,966

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Poland	1.0%
Singapore	3.8%
Taiwan	5.4%
Brazil	6.3%
United States	6.9%
Korea, Republic of	11.2%
India	26.5%
China	38.9%

Top Ten Holdings (% of total investments)Footnote Referencea

MercadoLibre, Inc.	6.9%
Trip.com Group Ltd.	6.8%
Meituan	6.4%
ICICI Bank Ltd.	6.2%
Coupang, Inc.	6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
HDFC Bank Ltd.	5.0%
Zomato Ltd.	4.9%
Grab Holdings Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class A
Trading Symbol	MSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Positioning in India, through allocations to select auto manufacturers, an online travel company and a hospital operator

↑ Stock selection in South Africa, through the allocation to a leading digital bank and select insurance and consumer goods companies

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Zero allocation to the United Arab Emirates

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets ex China Net Index
9/22	$9,479	$10,000
10/22	$9,934	$10,315
11/22	$10,938	$11,280
12/22	$10,313	$10,798
1/23	$11,156	$11,450
2/23	$10,540	$10,932
3/23	$10,749	$11,186
4/23	$10,787	$11,278
5/23	$10,910	$11,436
6/23	$11,441	$11,862
7/23	$11,829	$12,377
8/23	$11,270	$11,768
9/23	$11,024	$11,467
10/23	$10,720	$11,040
11/23	$11,725	$12,182
12/23	$12,488	$12,961
1/24	$12,237	$12,638
2/24	$12,670	$13,087
3/24	$13,183	$13,480
4/24	$13,102	$13,262
5/24	$13,273	$13,249
6/24	$14,048	$14,052
7/24	$13,998	$14,170
8/24	$13,968	$14,427
9/24	$14,109	$14,608
10/24	$13,595	$14,042
11/24	$13,364	$13,583
12/24	$13,105	$13,422

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class A	4.94%	15.47%
Class A, with 5.25% maximum front end sales charge	(0.59)%	12.76%
MSCI Emerging Markets ex China Net Index	3.56%	13.96%

Performance Inception Date	Sep. 30, 2022
AssetsNet	$ 6,969,773
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,969,773
# of Portfolio Holdings	81
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	6.3%
United Kingdom	1.3%
Malaysia	1.8%
Poland	3.1%
Mexico	4.3%
Indonesia	4.7%
Brazil	5.1%
South Africa	6.2%
Korea, Republic of	8.8%
Taiwan	27.0%
India	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.3%
Samsung Electronics Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
ICICI Bank Ltd.	3.1%
Mahindra & Mahindra Ltd.	2.9%
Reliance Industries Ltd.	2.6%
Infosys Ltd.	2.3%
State Bank of India	2.3%
Capitec Bank Holdings Ltd.	2.1%
Hon Hai Precision Industry Co. Ltd.	2.1%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class C
Trading Symbol	MSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.10%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Positioning in India, through allocations to select auto manufacturers, an online travel company and a hospital operator

↑ Stock selection in South Africa, through the allocation to a leading digital bank and select insurance and consumer goods companies

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Zero allocation to the United Arab Emirates

Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets ex China Net Index
9/22	$10,000	$10,000
10/22	$10,470	$10,315
11/22	$11,530	$11,280
12/22	$10,860	$10,798
1/23	$11,740	$11,450
2/23	$11,090	$10,932
3/23	$11,290	$11,186
4/23	$11,330	$11,278
5/23	$11,460	$11,436
6/23	$12,000	$11,862
7/23	$12,400	$12,377
8/23	$11,810	$11,768
9/23	$11,540	$11,467
10/23	$11,220	$11,040
11/23	$12,260	$12,182
12/23	$13,056	$12,961
1/24	$12,781	$12,638
2/24	$13,224	$13,087
3/24	$13,752	$13,480
4/24	$13,657	$13,262
5/24	$13,825	$13,249
6/24	$14,627	$14,052
7/24	$14,564	$14,170
8/24	$14,522	$14,427
9/24	$14,669	$14,608
10/24	$14,121	$14,042
11/24	$13,878	$13,583
12/24	$13,602	$13,422

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class C	4.19%	14.64%
Class C, with 1% maximum contingent deferred sales charge	3.20%	14.64%
MSCI Emerging Markets ex China Net Index	3.56%	13.96%

Performance Inception Date	Sep. 30, 2022
AssetsNet	$ 6,969,773
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,969,773
# of Portfolio Holdings	81
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	6.3%
United Kingdom	1.3%
Malaysia	1.8%
Poland	3.1%
Mexico	4.3%
Indonesia	4.7%
Brazil	5.1%
South Africa	6.2%
Korea, Republic of	8.8%
Taiwan	27.0%
India	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.3%
Samsung Electronics Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
ICICI Bank Ltd.	3.1%
Mahindra & Mahindra Ltd.	2.9%
Reliance Industries Ltd.	2.6%
Infosys Ltd.	2.3%
State Bank of India	2.3%
Capitec Bank Holdings Ltd.	2.1%
Hon Hai Precision Industry Co. Ltd.	2.1%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class I
Trading Symbol	MSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Positioning in India, through allocations to select auto manufacturers, an online travel company and a hospital operator

↑ Stock selection in South Africa, through the allocation to a leading digital bank and select insurance and consumer goods companies

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Zero allocation to the United Arab Emirates

Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets ex China Net Index
9/22	$1,000,000	$1,000,000
10/22	$1,048,000	$1,000,000
11/22	$1,155,000	$1,127,979
12/22	$1,089,000	$1,079,771
1/23	$1,178,000	$1,145,006
2/23	$1,114,000	$1,093,201
3/23	$1,136,000	$1,118,592
4/23	$1,141,000	$1,127,759
5/23	$1,154,000	$1,143,647
6/23	$1,210,000	$1,186,244
7/23	$1,251,000	$1,237,685
8/23	$1,193,000	$1,176,768
9/23	$1,167,000	$1,146,687
10/23	$1,136,000	$1,103,985
11/23	$1,242,000	$1,218,155
12/23	$1,323,941	$1,296,060
1/24	$1,297,313	$1,263,820
2/24	$1,343,113	$1,308,724
3/24	$1,398,499	$1,348,031
4/24	$1,389,978	$1,326,236
5/24	$1,408,085	$1,324,854
6/24	$1,492,229	$1,405,207
7/24	$1,486,904	$1,417,009
8/24	$1,483,709	$1,442,715
9/24	$1,499,685	$1,460,844
10/24	$1,445,364	$1,404,181
11/24	$1,420,867	$1,358,278
12/24	$1,394,275	$1,342,211

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class I	5.31%	15.90%
MSCI Emerging Markets ex China Net Index	3.56%	13.96%

Performance Inception Date	Sep. 30, 2022
AssetsNet	$ 6,969,773
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,969,773
# of Portfolio Holdings	81
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	6.3%
United Kingdom	1.3%
Malaysia	1.8%
Poland	3.1%
Mexico	4.3%
Indonesia	4.7%
Brazil	5.1%
South Africa	6.2%
Korea, Republic of	8.8%
Taiwan	27.0%
India	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.3%
Samsung Electronics Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
ICICI Bank Ltd.	3.1%
Mahindra & Mahindra Ltd.	2.9%
Reliance Industries Ltd.	2.6%
Infosys Ltd.	2.3%
State Bank of India	2.3%
Capitec Bank Holdings Ltd.	2.1%
Hon Hai Precision Industry Co. Ltd.	2.1%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio
Class Name	Class R6
Trading Symbol	MSDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets ex China Net Index:

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Positioning in India, through allocations to select auto manufacturers, an online travel company and a hospital operator

↑ Stock selection in South Africa, through the allocation to a leading digital bank and select insurance and consumer goods companies

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Zero allocation to the United Arab Emirates

Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets ex China Net Index
9/22	$5,000,000	$5,000,000
10/22	$5,240,000	$5,000,000
11/22	$5,775,000	$5,639,894
12/22	$5,445,000	$5,398,856
1/23	$5,890,000	$5,725,032
2/23	$5,570,000	$5,466,004
3/23	$5,680,000	$5,592,959
4/23	$5,705,000	$5,638,794
5/23	$5,775,000	$5,718,234
6/23	$6,050,000	$5,931,222
7/23	$6,260,000	$6,188,423
8/23	$5,965,000	$5,883,839
9/23	$5,835,000	$5,733,436
10/23	$5,680,000	$5,519,923
11/23	$6,215,000	$6,090,776
12/23	$6,621,870	$6,480,302
1/24	$6,488,686	$6,319,102
2/24	$6,717,761	$6,543,618
3/24	$6,994,783	$6,740,156
4/24	$6,952,164	$6,631,180
5/24	$7,048,056	$6,624,272
6/24	$7,463,587	$7,026,033
7/24	$7,436,951	$7,085,046
8/24	$7,420,969	$7,213,573
9/24	$7,500,879	$7,304,219
10/24	$7,229,185	$7,020,904
11/24	$7,111,984	$6,791,388
12/24	$6,975,438	$6,711,054

Average Annual Return [Table Text Block]
AATR	1 Year	Since 9/30/22 (Inception)
Class R6	5.34%	15.93%
MSCI Emerging Markets ex China Net Index	3.56%	13.96%

Performance Inception Date	Sep. 30, 2022
AssetsNet	$ 6,969,773
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,969,773
# of Portfolio Holdings	81
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	6.3%
United Kingdom	1.3%
Malaysia	1.8%
Poland	3.1%
Mexico	4.3%
Indonesia	4.7%
Brazil	5.1%
South Africa	6.2%
Korea, Republic of	8.8%
Taiwan	27.0%
India	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	17.3%
Samsung Electronics Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
ICICI Bank Ltd.	3.1%
Mahindra & Mahindra Ltd.	2.9%
Reliance Industries Ltd.	2.6%
Infosys Ltd.	2.3%
State Bank of India	2.3%
Capitec Bank Holdings Ltd.	2.1%
Hon Hai Precision Industry Co. Ltd.	2.1%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149048
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class A
Trading Symbol	MELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Net Markets Index:

↑ Underweight allocation and stock selection in Korea, led by zero exposure to a South Korean memory chipmaker

↑ Zero exposure to Indonesia and Saudi Arabia

↑ Stock selection and underweight in real estate, led by an Indian luxury real estate developer

↓ Underweight allocation and stock selection in China, as the broader China market rallied after the September 2024 policy stimulus announcements

↓ Stock selection and underweight to Taiwan, where exposure to an integrated circuit maker detracted as the company was impacted by the slower-than-expected recovery in non-artificial intelligence semiconductors in the second half of 2024

↓ Stock selection and overweight in industrials, where exposure to a Brazilian rental car company was the main detractor due to higher-for-longer interest rates

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Index
12/14	$9,477	$10,000
1/15	$9,394	$10,060
2/15	$9,734	$10,371
3/15	$9,697	$10,224
4/15	$9,743	$11,010
5/15	$9,587	$10,569
6/15	$9,421	$10,295
7/15	$9,467	$9,581
8/15	$8,669	$8,715
9/15	$8,659	$8,452
10/15	$8,972	$9,055
11/15	$8,898	$8,702
12/15	$8,760	$8,508
1/16	$8,416	$7,956
2/16	$8,342	$7,943
3/16	$9,150	$8,994
4/16	$9,196	$9,043
5/16	$9,104	$8,706
6/16	$9,354	$9,054
7/16	$9,660	$9,509
8/16	$9,697	$9,746
9/16	$10,022	$9,871
10/16	$9,641	$9,895
11/16	$8,990	$9,439
12/16	$8,990	$9,460
1/17	$9,334	$9,978
2/17	$9,586	$10,283
3/17	$9,967	$10,543
4/17	$10,301	$10,774
5/17	$10,552	$11,092
6/17	$10,562	$11,204
7/17	$11,017	$11,872
8/17	$11,120	$12,136
9/17	$10,850	$12,088
10/17	$10,850	$12,512
11/17	$11,027	$12,537
12/17	$11,279	$12,987
1/18	$11,719	$14,069
2/18	$11,195	$13,421
3/18	$11,270	$13,171
4/18	$11,027	$13,113
5/18	$10,578	$12,648
6/18	$10,503	$12,123
7/18	$10,705	$12,389
8/18	$10,621	$12,054
9/18	$10,001	$11,990
10/18	$9,091	$10,946
11/18	$9,823	$11,397
12/18	$9,654	$11,095
1/19	$10,086	$12,066
2/19	$10,095	$12,094
3/19	$10,442	$12,195
4/19	$10,649	$12,452
5/19	$10,358	$11,548
6/19	$11,127	$12,269
7/19	$11,212	$12,119
8/19	$10,808	$11,528
9/19	$11,052	$11,748
10/19	$11,418	$12,244
11/19	$11,718	$12,227
12/19	$12,172	$13,139
1/20	$12,357	$12,526
2/20	$12,172	$11,866
3/20	$9,773	$10,038
4/20	$10,861	$10,958
5/20	$11,677	$11,042
6/20	$12,930	$11,853
7/20	$14,397	$12,913
8/20	$15,728	$13,198
9/20	$15,621	$12,986
10/20	$16,388	$13,254
11/20	$17,904	$14,480
12/20	$19,331	$15,544
1/21	$19,979	$16,021
2/21	$20,242	$16,143
3/21	$18,825	$15,899
4/21	$19,969	$16,295
5/21	$19,938	$16,673
6/21	$21,164	$16,702
7/21	$19,746	$15,578
8/21	$21,467	$15,986
9/21	$20,587	$15,350
10/21	$20,830	$15,502
11/21	$20,090	$14,870
12/21	$19,632	$15,149
1/22	$17,605	$14,862
2/22	$16,845	$14,418
3/22	$16,216	$14,092
4/22	$14,544	$13,308
5/22	$14,199	$13,367
6/22	$13,409	$12,479
7/22	$14,138	$12,448
8/22	$14,078	$12,500
9/22	$12,689	$11,035
10/22	$12,253	$10,692
11/22	$13,287	$12,278
12/22	$13,013	$12,105
1/23	$13,713	$13,061
2/23	$13,206	$12,214
3/23	$13,176	$12,584
4/23	$13,074	$12,442
5/23	$13,206	$12,233
6/23	$13,763	$12,697
7/23	$14,078	$13,488
8/23	$13,530	$12,657
9/23	$13,206	$12,326
10/23	$12,628	$11,847
11/23	$13,895	$12,795
12/23	$14,554	$13,295
1/24	$13,865	$12,678
2/24	$14,270	$13,281
3/24	$14,828	$13,610
4/24	$14,595	$13,671
5/24	$14,878	$13,748
6/24	$15,770	$14,290
7/24	$15,760	$14,333
8/24	$16,318	$14,564
9/24	$16,267	$15,537
10/24	$15,851	$14,846
11/24	$15,527	$14,312
12/24	$14,828	$14,293

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	1.88%	4.03%	4.58%
Class A, with 5.25% maximum front end sales charge	(3.50)%	2.92%	4.02%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 188,147,993
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,468,667
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,147,993
# of Portfolio Holdings	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,468,667

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Korea, Republic of	3.1%
Mexico	3.5%
Argentina	4.4%
Brazil	10.5%
United States	12.2%
Taiwan	20.0%
India	46.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
MercadoLibre, Inc.	8.4%
KEI Industries Ltd.	5.3%
HDFC Bank Ltd.	5.3%
Varun Beverages Ltd.	5.1%
Globant SA	4.4%
ICICI Bank Ltd.	4.4%
Localiza Rent a Car SA	3.9%
Bharti Airtel Ltd.	3.6%
TVS Motor Co. Ltd.	3.2%
Total	54.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class C
Trading Symbol	MEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.12%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Net Markets Index:

↑ Underweight allocation and stock selection in Korea, led by zero exposure to a South Korean memory chipmaker

↑ Zero exposure to Indonesia and Saudi Arabia

↑ Stock selection and underweight in real estate, led by an Indian luxury real estate developer

↓ Underweight allocation and stock selection in China, as the broader China market rallied after the September 2024 policy stimulus announcements

↓ Stock selection and underweight to Taiwan, where exposure to an integrated circuit maker detracted as the company was impacted by the slower-than-expected recovery in non-artificial intelligence semiconductors in the second half of 2024

↓ Stock selection and overweight in industrials, where exposure to a Brazilian rental car company was the main detractor due to higher-for-longer interest rates

Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
4/15	$10,000	$10,000
5/15	$9,840	$9,600
6/15	$9,661	$9,350
7/15	$9,708	$8,702
8/15	$8,878	$7,915
9/15	$8,860	$7,677
10/15	$9,171	$8,225
11/15	$9,095	$7,904
12/15	$8,939	$7,728
1/16	$8,588	$7,226
2/16	$8,512	$7,214
3/16	$9,328	$8,169
4/16	$9,366	$8,213
5/16	$9,271	$7,907
6/16	$9,518	$8,223
7/16	$9,820	$8,637
8/16	$9,849	$8,852
9/16	$10,172	$8,965
10/16	$9,792	$8,987
11/16	$9,118	$8,573
12/16	$9,108	$8,592
1/17	$9,459	$9,062
2/17	$9,706	$9,340
3/17	$10,077	$9,575
4/17	$10,419	$9,785
5/17	$10,656	$10,074
6/17	$10,666	$10,176
7/17	$11,121	$10,782
8/17	$11,216	$11,023
9/17	$10,932	$10,979
10/17	$10,932	$11,364
11/17	$11,102	$11,387
12/17	$11,342	$11,795
1/18	$11,780	$12,778
2/18	$11,247	$12,189
3/18	$11,313	$11,962
4/18	$11,065	$11,910
5/18	$10,608	$11,488
6/18	$10,532	$11,010
7/18	$10,719	$11,252
8/18	$10,623	$10,948
9/18	$10,002	$10,890
10/18	$9,084	$9,941
11/18	$9,810	$10,351
12/18	$9,638	$10,077
1/19	$10,068	$10,959
2/19	$10,068	$10,984
3/19	$10,413	$11,076
4/19	$10,604	$11,309
5/19	$10,308	$10,489
6/19	$11,063	$11,143
7/19	$11,149	$11,007
8/19	$10,738	$10,470
9/19	$10,967	$10,670
10/19	$11,331	$11,120
11/19	$11,617	$11,105
12/19	$12,061	$11,933
1/20	$12,229	$11,377
2/20	$12,051	$10,777
3/20	$9,663	$9,117
4/20	$10,733	$9,952
5/20	$11,536	$10,028
6/20	$12,765	$10,766
7/20	$14,202	$11,728
8/20	$15,510	$11,987
9/20	$15,391	$11,795
10/20	$16,134	$12,038
11/20	$17,621	$13,151
12/20	$19,007	$14,118
1/21	$19,638	$14,551
2/21	$19,876	$14,662
3/21	$18,479	$14,440
4/21	$19,587	$14,800
5/21	$19,535	$15,143
6/21	$20,735	$15,169
7/21	$19,328	$14,148
8/21	$21,004	$14,519
9/21	$20,125	$13,942
10/21	$20,352	$14,079
11/21	$19,618	$13,506
12/21	$19,149	$13,759
1/22	$17,161	$13,499
2/22	$16,415	$13,095
3/22	$15,793	$12,799
4/22	$14,147	$12,087
5/22	$13,805	$12,141
6/22	$13,028	$11,334
7/22	$13,743	$11,306
8/22	$13,670	$11,353
9/22	$12,303	$10,022
10/22	$11,879	$9,711
11/22	$12,873	$11,151
12/22	$12,604	$10,995
1/23	$13,267	$11,863
2/23	$12,780	$11,094
3/23	$12,738	$11,430
4/23	$12,635	$11,300
5/23	$12,762	$11,110
6/23	$13,301	$11,532
7/23	$13,604	$12,250
8/23	$13,076	$11,495
9/23	$12,762	$11,195
10/23	$12,204	$10,760
11/23	$13,428	$11,621
12/23	$14,065	$12,075
1/24	$13,399	$11,514
2/24	$13,791	$12,062
3/24	$14,329	$12,361
4/24	$14,104	$12,416
5/24	$14,378	$12,487
6/24	$15,240	$12,979
7/24	$15,230	$13,018
8/24	$15,769	$13,228
9/24	$15,720	$14,111
10/24	$15,318	$13,484
11/24	$15,005	$12,999
12/24	$14,329	$12,981

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	1.11%	3.24%	3.79%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	0.11%	3.24%	3.79%
MSCI Emerging Markets Index	7.50%	1.70%	2.73%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 188,147,993
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,468,667
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,147,993
# of Portfolio Holdings	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,468,667

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Korea, Republic of	3.1%
Mexico	3.5%
Argentina	4.4%
Brazil	10.5%
United States	12.2%
Taiwan	20.0%
India	46.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
MercadoLibre, Inc.	8.4%
KEI Industries Ltd.	5.3%
HDFC Bank Ltd.	5.3%
Varun Beverages Ltd.	5.1%
Globant SA	4.4%
ICICI Bank Ltd.	4.4%
Localiza Rent a Car SA	3.9%
Bharti Airtel Ltd.	3.6%
TVS Motor Co. Ltd.	3.2%
Total	54.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149047
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class I
Trading Symbol	MELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Net Markets Index:

↑ Underweight allocation and stock selection in Korea, led by zero exposure to a South Korean memory chipmaker

↑ Zero exposure to Indonesia and Saudi Arabia

↑ Stock selection and underweight in real estate, led by an Indian luxury real estate developer

↓ Underweight allocation and stock selection in China, as the broader China market rallied after the September 2024 policy stimulus announcements

↓ Stock selection and underweight to Taiwan, where exposure to an integrated circuit maker detracted as the company was impacted by the slower-than-expected recovery in non-artificial intelligence semiconductors in the second half of 2024

↓ Stock selection and overweight in industrials, where exposure to a Brazilian rental car company was the main detractor due to higher-for-longer interest rates

Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/14	$1,000,000	$1,000,000
1/15	$991,279	$1,005,995
2/15	$1,028,101	$1,037,143
3/15	$1,023,256	$1,022,394
4/15	$1,029,070	$1,101,032
5/15	$1,013,566	$1,056,939
6/15	$996,124	$1,029,489
7/15	$1,001,938	$958,126
8/15	$916,667	$871,467
9/15	$915,698	$845,249
10/15	$948,643	$905,544
11/15	$942,829	$870,221
12/15	$927,676	$850,823
1/16	$891,354	$795,626
2/16	$884,483	$794,324
3/16	$969,888	$899,435
4/16	$975,778	$904,324
5/16	$965,961	$870,590
6/16	$993,448	$905,385
7/16	$1,025,734	$950,946
8/16	$1,029,664	$974,579
9/16	$1,065,035	$987,111
10/16	$1,025,734	$989,464
11/16	$955,977	$943,918
12/16	$956,291	$946,003
1/17	$993,639	$997,771
2/17	$1,020,175	$1,028,315
3/17	$1,061,454	$1,054,273
4/17	$1,097,818	$1,077,354
5/17	$1,124,355	$1,109,206
6/17	$1,126,320	$1,120,371
7/17	$1,175,462	$1,187,156
8/17	$1,186,273	$1,213,636
9/17	$1,157,771	$1,208,811
10/17	$1,158,754	$1,251,186
11/17	$1,178,410	$1,253,698
12/17	$1,204,981	$1,298,702
1/18	$1,252,625	$1,406,944
2/18	$1,197,041	$1,342,056
3/18	$1,204,981	$1,317,103
4/18	$1,179,175	$1,311,276
5/18	$1,132,524	$1,264,812
6/18	$1,124,583	$1,212,263
7/18	$1,146,036	$1,238,893
8/18	$1,137,075	$1,205,394
9/18	$1,071,360	$1,198,997
10/18	$973,782	$1,094,585
11/18	$1,053,437	$1,139,693
12/18	$1,034,893	$1,109,501
1/19	$1,081,752	$1,206,646
2/19	$1,083,746	$1,209,359
3/19	$1,121,632	$1,219,509
4/19	$1,143,566	$1,245,182
5/19	$1,112,659	$1,154,829
6/19	$1,195,411	$1,226,904
7/19	$1,205,381	$1,211,901
8/19	$1,161,513	$1,152,813
9/19	$1,188,432	$1,174,820
10/19	$1,228,312	$1,224,358
11/19	$1,261,213	$1,222,673
12/19	$1,310,463	$1,313,891
1/20	$1,330,068	$1,252,645
2/20	$1,311,494	$1,186,589
3/20	$1,052,498	$1,003,827
4/20	$1,171,161	$1,095,751
5/20	$1,258,870	$1,104,168
6/20	$1,395,075	$1,185,334
7/20	$1,552,950	$1,291,258
8/20	$1,697,410	$1,319,800
9/20	$1,687,092	$1,298,632
10/20	$1,769,640	$1,325,387
11/20	$1,933,706	$1,447,969
12/20	$2,088,363	$1,554,414
1/21	$2,159,301	$1,602,069
2/21	$2,187,246	$1,614,323
3/21	$2,035,697	$1,589,942
4/21	$2,159,301	$1,629,528
5/21	$2,156,076	$1,667,318
6/21	$2,290,428	$1,670,191
7/21	$2,137,804	$1,557,790
8/21	$2,323,747	$1,598,565
9/21	$2,229,163	$1,535,037
10/21	$2,256,034	$1,550,177
11/21	$2,176,498	$1,487,002
12/21	$2,126,743	$1,514,904
1/22	$1,907,292	$1,486,228
2/22	$1,825,535	$1,441,805
3/22	$1,758,839	$1,409,240
4/22	$1,577,039	$1,330,849
5/22	$1,540,463	$1,336,709
6/22	$1,455,480	$1,247,885
7/22	$1,535,085	$1,244,820
8/22	$1,528,630	$1,250,017
9/22	$1,378,026	$1,103,474
10/22	$1,331,769	$1,069,213
11/22	$1,443,646	$1,227,797
12/22	$1,414,601	$1,210,539
1/23	$1,489,903	$1,306,125
2/23	$1,436,116	$1,221,433
3/23	$1,432,889	$1,258,427
4/23	$1,423,207	$1,244,165
5/23	$1,437,192	$1,223,268
6/23	$1,497,434	$1,269,715
7/23	$1,531,857	$1,348,757
8/23	$1,472,692	$1,265,673
9/23	$1,438,268	$1,232,573
10/23	$1,376,950	$1,184,681
11/23	$1,514,645	$1,279,492
12/23	$1,586,720	$1,329,512
1/24	$1,512,494	$1,267,778
2/24	$1,556,599	$1,328,089
3/24	$1,617,917	$1,360,999
4/24	$1,593,175	$1,367,089
5/24	$1,624,371	$1,374,810
6/24	$1,722,264	$1,429,038
7/24	$1,722,264	$1,433,290
8/24	$1,783,581	$1,456,432
9/24	$1,778,202	$1,553,685
10/24	$1,733,021	$1,484,587
11/24	$1,697,522	$1,431,246
12/24	$1,622,220	$1,429,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	2.24%	4.36%	4.96%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 188,147,993
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,468,667
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,147,993
# of Portfolio Holdings	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,468,667

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Korea, Republic of	3.1%
Mexico	3.5%
Argentina	4.4%
Brazil	10.5%
United States	12.2%
Taiwan	20.0%
India	46.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
MercadoLibre, Inc.	8.4%
KEI Industries Ltd.	5.3%
HDFC Bank Ltd.	5.3%
Varun Beverages Ltd.	5.1%
Globant SA	4.4%
ICICI Bank Ltd.	4.4%
Localiza Rent a Car SA	3.9%
Bharti Airtel Ltd.	3.6%
TVS Motor Co. Ltd.	3.2%
Total	54.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class IR
Trading Symbol	MSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Net Markets Index:

↑ Underweight allocation and stock selection in Korea, led by zero exposure to a South Korean memory chipmaker

↑ Zero exposure to Indonesia and Saudi Arabia

↑ Stock selection and underweight in real estate, led by an Indian luxury real estate developer

↓ Underweight allocation and stock selection in China, as the broader China market rallied after the September 2024 policy stimulus announcements

↓ Stock selection and underweight to Taiwan, where exposure to an integrated circuit maker detracted as the company was impacted by the slower-than-expected recovery in non-artificial intelligence semiconductors in the second half of 2024

↓ Stock selection and overweight in industrials, where exposure to a Brazilian rental car company was the main detractor due to higher-for-longer interest rates

Line Graph [Table Text Block]
	Class IR	MSCI Emerging Markets Index
4/21	$5,000,000	$5,000,000
4/21	$5,193,598	$5,000,000
5/21	$5,185,854	$5,218,216
6/21	$5,508,518	$5,227,209
7/21	$5,141,972	$4,875,426
8/21	$5,588,539	$5,003,041
9/21	$5,363,965	$4,804,217
10/21	$5,428,498	$4,851,600
11/21	$5,237,481	$4,653,882
12/21	$5,117,990	$4,741,205
1/22	$4,590,948	$4,651,459
2/22	$4,394,599	$4,512,426
3/22	$4,231,836	$4,410,510
4/22	$3,797,802	$4,165,169
5/22	$3,707,378	$4,183,508
6/22	$3,503,278	$3,905,515
7/22	$3,697,044	$3,895,921
8/22	$3,689,293	$3,912,186
9/22	$3,317,264	$3,453,551
10/22	$3,206,171	$3,346,324
11/22	$3,477,443	$3,842,643
12/22	$3,405,104	$3,788,633
1/23	$3,588,535	$4,087,789
2/23	$3,456,775	$3,822,727
3/23	$3,451,608	$3,938,507
4/23	$3,425,772	$3,893,873
5/23	$3,461,942	$3,828,470
6/23	$3,606,620	$3,973,837
7/23	$3,689,293	$4,221,213
8/23	$3,547,199	$3,961,186
9/23	$3,464,525	$3,857,592
10/23	$3,314,680	$3,707,706
11/23	$3,647,957	$4,004,434
12/23	$3,823,637	$4,160,984
1/24	$3,642,789	$3,967,775
2/24	$3,748,715	$4,156,531
3/24	$3,895,976	$4,259,528
4/24	$3,839,138	$4,278,587
5/24	$3,914,061	$4,302,753
6/24	$4,149,163	$4,472,469
7/24	$4,149,163	$4,485,779
8/24	$4,296,425	$4,558,204
9/24	$4,283,507	$4,862,578
10/24	$4,177,582	$4,646,324
11/24	$4,092,325	$4,479,380
12/24	$3,908,894	$4,473,229

Average Annual Return [Table Text Block]
AATR	1 Year	Since 4/12/21 (Inception)
Class IR	2.23%	(6.40)%
MSCI Emerging Markets Index	7.50%	(2.95)%

Performance Inception Date	Apr. 12, 2021
AssetsNet	$ 188,147,993
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,468,667
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,147,993
# of Portfolio Holdings	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,468,667

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Korea, Republic of	3.1%
Mexico	3.5%
Argentina	4.4%
Brazil	10.5%
United States	12.2%
Taiwan	20.0%
India	46.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
MercadoLibre, Inc.	8.4%
KEI Industries Ltd.	5.3%
HDFC Bank Ltd.	5.3%
Varun Beverages Ltd.	5.1%
Globant SA	4.4%
ICICI Bank Ltd.	4.4%
Localiza Rent a Car SA	3.9%
Bharti Airtel Ltd.	3.6%
TVS Motor Co. Ltd.	3.2%
Total	54.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000149050
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio
Class Name	Class R6
Trading Symbol	MELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Net Markets Index:

↑ Underweight allocation and stock selection in Korea, led by zero exposure to a South Korean memory chipmaker

↑ Zero exposure to Indonesia and Saudi Arabia

↑ Stock selection and underweight in real estate, led by an Indian luxury real estate developer

↓ Underweight allocation and stock selection in China, as the broader China market rallied after the September 2024 policy stimulus announcements

↓ Stock selection and underweight to Taiwan, where exposure to an integrated circuit maker detracted as the company was impacted by the slower-than-expected recovery in non-artificial intelligence semiconductors in the second half of 2024

↓ Stock selection and overweight in industrials, where exposure to a Brazilian rental car company was the main detractor due to higher-for-longer interest rates

Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
12/14	$5,000,000	$5,000,000
1/15	$4,956,395	$5,029,973
2/15	$5,140,504	$5,185,714
3/15	$5,121,124	$5,111,971
4/15	$5,150,194	$5,505,159
5/15	$5,072,674	$5,284,697
6/15	$4,985,465	$5,147,445
7/15	$5,009,690	$4,790,630
8/15	$4,588,178	$4,357,333
9/15	$4,583,333	$4,226,247
10/15	$4,748,062	$4,527,722
11/15	$4,714,147	$4,351,106
12/15	$4,638,910	$4,254,113
1/16	$4,462,190	$3,978,131
2/16	$4,427,828	$3,971,622
3/16	$4,854,902	$4,497,176
4/16	$4,879,446	$4,521,618
5/16	$4,835,266	$4,352,952
6/16	$4,967,807	$4,526,927
7/16	$5,129,258	$4,754,730
8/16	$5,148,910	$4,872,896
9/16	$5,325,781	$4,935,554
10/16	$5,129,258	$4,947,322
11/16	$4,785,342	$4,719,592
12/16	$4,782,471	$4,730,014
1/17	$4,969,248	$4,988,854
2/17	$5,106,873	$5,141,573
3/17	$5,308,396	$5,271,363
4/17	$5,490,258	$5,386,772
5/17	$5,622,967	$5,546,028
6/17	$5,632,798	$5,601,857
7/17	$5,878,557	$5,935,782
8/17	$5,932,624	$6,068,181
9/17	$5,790,084	$6,044,053
10/17	$5,794,999	$6,255,932
11/17	$5,893,302	$6,268,490
12/17	$6,026,981	$6,493,511
1/18	$6,265,280	$7,034,718
2/18	$5,987,265	$6,710,281
3/18	$6,026,981	$6,585,515
4/18	$5,897,903	$6,556,378
5/18	$5,664,568	$6,324,059
6/18	$5,624,852	$6,061,314
7/18	$5,732,155	$6,194,464
8/18	$5,692,313	$6,026,971
9/18	$5,363,623	$5,994,984
10/18	$4,875,569	$5,472,925
11/18	$5,269,000	$5,698,463
12/18	$5,181,351	$5,547,503
1/19	$5,415,959	$6,033,229
2/19	$5,425,942	$6,046,794
3/19	$5,615,626	$6,097,543
4/19	$5,725,442	$6,225,908
5/19	$5,570,701	$5,774,147
6/19	$5,985,009	$6,134,518
7/19	$6,034,926	$6,059,506
8/19	$5,820,284	$5,764,064
9/19	$5,950,067	$5,874,099
10/19	$6,154,726	$6,121,791
11/19	$6,314,459	$6,113,367
12/19	$6,566,200	$6,569,457
1/20	$6,664,357	$6,263,224
2/20	$6,571,366	$5,932,945
3/20	$5,274,658	$5,019,136
4/20	$5,863,601	$5,478,757
5/20	$6,307,892	$5,520,838
6/20	$6,989,826	$5,926,670
7/20	$7,785,416	$6,456,288
8/20	$8,508,680	$6,599,001
9/20	$8,451,852	$6,493,158
10/20	$8,870,311	$6,626,936
11/20	$9,691,732	$7,239,845
12/20	$10,466,031	$7,772,071
1/21	$10,826,558	$8,010,346
2/21	$10,966,464	$8,071,614
3/21	$10,202,363	$7,949,712
4/21	$10,826,558	$8,147,642
5/21	$10,810,415	$8,336,588
6/21	$11,483,039	$8,350,956
7/21	$10,713,557	$7,788,949
8/21	$11,649,850	$7,992,827
9/21	$11,181,703	$7,675,186
10/21	$11,316,228	$7,750,885
11/21	$10,918,035	$7,435,012
12/21	$10,668,945	$7,574,519
1/22	$9,570,275	$7,431,141
2/22	$9,160,967	$7,209,023
3/22	$8,821,672	$7,046,202
4/22	$7,916,885	$6,654,247
5/22	$7,728,388	$6,683,545
6/22	$7,302,922	$6,239,426
7/22	$7,706,845	$6,224,099
8/22	$7,679,917	$6,250,083
9/22	$6,920,542	$5,517,372
10/22	$6,683,574	$5,346,067
11/22	$7,249,066	$6,138,983
12/22	$7,103,654	$6,052,695
1/23	$7,486,034	$6,530,625
2/23	$7,211,367	$6,107,164
3/23	$7,200,595	$6,292,133
4/23	$7,146,739	$6,220,826
5/23	$7,222,138	$6,116,340
6/23	$7,523,734	$6,348,576
7/23	$7,696,074	$6,743,784
8/23	$7,399,864	$6,328,365
9/23	$7,227,524	$6,162,864
10/23	$6,915,157	$5,923,407
11/23	$7,609,904	$6,397,458
12/23	$7,976,127	$6,647,562
1/24	$7,599,132	$6,338,891
2/24	$7,819,944	$6,640,447
3/24	$8,126,925	$6,804,995
4/24	$8,008,441	$6,835,443
5/24	$8,164,624	$6,874,051
6/24	$8,654,717	$7,145,188
7/24	$8,654,717	$7,166,452
8/24	$8,967,084	$7,282,158
9/24	$8,940,156	$7,768,424
10/24	$8,713,959	$7,422,937
11/24	$8,536,233	$7,156,230
12/24	$8,153,853	$7,146,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	2.23%	4.43%	5.01%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 188,147,993
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,468,667
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$188,147,993
# of Portfolio Holdings	33
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,468,667

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Korea, Republic of	3.1%
Mexico	3.5%
Argentina	4.4%
Brazil	10.5%
United States	12.2%
Taiwan	20.0%
India	46.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.0%
MercadoLibre, Inc.	8.4%
KEI Industries Ltd.	5.3%
HDFC Bank Ltd.	5.3%
Varun Beverages Ltd.	5.1%
Globant SA	4.4%
ICICI Bank Ltd.	4.4%
Localiza Rent a Car SA	3.9%
Bharti Airtel Ltd.	3.6%
TVS Motor Co. Ltd.	3.2%
Total	54.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007747
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class A
Trading Symbol	MMKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan ↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Emerging Markets Index
12/14	$9,473	$10,000
1/15	$9,565	$10,060
2/15	$9,851	$10,371
3/15	$9,763	$10,224
4/15	$10,272	$11,010
5/15	$9,996	$10,569
6/15	$9,908	$10,295
7/15	$9,472	$9,581
8/15	$8,689	$8,715
9/15	$8,518	$8,452
10/15	$8,896	$9,055
11/15	$8,676	$8,702
12/15	$8,466	$8,508
1/16	$7,963	$7,956
2/16	$7,910	$7,943
3/16	$8,846	$8,994
4/16	$8,854	$9,043
5/16	$8,748	$8,706
6/16	$9,009	$9,054
7/16	$9,442	$9,509
8/16	$9,628	$9,746
9/16	$9,791	$9,871
10/16	$9,711	$9,895
11/16	$8,988	$9,439
12/16	$9,005	$9,460
1/17	$9,489	$9,978
2/17	$9,715	$10,283
3/17	$10,016	$10,543
4/17	$10,376	$10,774
5/17	$10,699	$11,092
6/17	$10,775	$11,204
7/17	$11,340	$11,872
8/17	$11,540	$12,136
9/17	$11,513	$12,088
10/17	$11,726	$12,512
11/17	$11,762	$12,537
12/17	$12,116	$12,987
1/18	$13,072	$14,069
2/18	$12,423	$13,421
3/18	$12,334	$13,171
4/18	$11,987	$13,113
5/18	$11,404	$12,648
6/18	$10,981	$12,123
7/18	$11,213	$12,389
8/18	$10,888	$12,054
9/18	$10,661	$11,990
10/18	$9,909	$10,946
11/18	$10,270	$11,397
12/18	$9,986	$11,095
1/19	$10,771	$12,066
2/19	$10,640	$12,094
3/19	$10,703	$12,195
4/19	$10,989	$12,452
5/19	$10,376	$11,548
6/19	$10,948	$12,269
7/19	$10,876	$12,119
8/19	$10,494	$11,528
9/19	$10,708	$11,748
10/19	$11,166	$12,244
11/19	$11,089	$12,227
12/19	$11,892	$13,139
1/20	$11,283	$12,526
2/20	$10,793	$11,866
3/20	$8,703	$10,038
4/20	$9,379	$10,958
5/20	$9,678	$11,042
6/20	$10,427	$11,853
7/20	$11,505	$12,913
8/20	$11,675	$13,198
9/20	$11,572	$12,986
10/20	$11,587	$13,254
11/20	$12,598	$14,480
12/20	$13,582	$15,544
1/21	$13,951	$16,021
2/21	$14,091	$16,143
3/21	$13,894	$15,899
4/21	$14,294	$16,295
5/21	$14,637	$16,673
6/21	$14,803	$16,702
7/21	$14,086	$15,578
8/21	$14,699	$15,986
9/21	$13,972	$15,350
10/21	$14,284	$15,502
11/21	$13,504	$14,870
12/21	$14,020	$15,149
1/22	$13,566	$14,862
2/22	$12,544	$14,418
3/22	$12,288	$14,092
4/22	$11,221	$13,308
5/22	$11,419	$13,367
6/22	$10,324	$12,479
7/22	$10,624	$12,448
8/22	$10,465	$12,500
9/22	$9,449	$11,035
10/22	$9,523	$10,692
11/22	$10,891	$12,278
12/22	$10,472	$12,105
1/23	$11,348	$13,061
2/23	$10,519	$12,214
3/23	$10,750	$12,584
4/23	$10,732	$12,442
5/23	$10,602	$12,233
6/23	$11,141	$12,697
7/23	$11,661	$13,488
8/23	$10,957	$12,657
9/23	$10,727	$12,326
10/23	$10,437	$11,847
11/23	$11,147	$12,795
12/23	$11,701	$13,295
1/24	$11,326	$12,678
2/24	$11,840	$13,281
3/24	$12,203	$13,610
4/24	$12,282	$13,671
5/24	$12,439	$13,748
6/24	$13,008	$14,290
7/24	$12,899	$14,333
8/24	$12,977	$14,564
9/24	$13,540	$15,537
10/24	$13,038	$14,846
11/24	$12,741	$14,312
12/24	$12,601	$14,293

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	7.69%	1.17%	2.89%
Class A, with 5.25% maximum front end sales charge	2.05%	0.08%	2.34%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155890
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class C
Trading Symbol	MSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	2.10%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September ↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
4/15	$10,000	$10,000
5/15	$9,724	$9,600
6/15	$9,633	$9,350
7/15	$9,200	$8,702
8/15	$8,435	$7,915
9/15	$8,266	$7,677
10/15	$8,629	$8,225
11/15	$8,409	$7,904
12/15	$8,197	$7,728
1/16	$7,704	$7,226
2/16	$7,648	$7,214
3/16	$8,547	$8,169
4/16	$8,552	$8,213
5/16	$8,443	$7,907
6/16	$8,690	$8,223
7/16	$9,101	$8,637
8/16	$9,270	$8,852
9/16	$9,425	$8,965
10/16	$9,339	$8,987
11/16	$8,642	$8,573
12/16	$8,653	$8,592
1/17	$9,107	$9,062
2/17	$9,320	$9,340
3/17	$9,601	$9,575
4/17	$9,939	$9,785
5/17	$10,246	$10,074
6/17	$10,311	$10,176
7/17	$10,841	$10,782
8/17	$11,023	$11,023
9/17	$10,993	$10,979
10/17	$11,188	$11,364
11/17	$11,218	$11,387
12/17	$11,548	$11,795
1/18	$12,449	$12,778
2/18	$11,820	$12,189
3/18	$11,729	$11,962
4/18	$11,392	$11,910
5/18	$10,833	$11,488
6/18	$10,421	$11,010
7/18	$10,634	$11,252
8/18	$10,322	$10,948
9/18	$10,101	$10,890
10/18	$9,382	$9,941
11/18	$9,720	$10,351
12/18	$9,439	$10,077
1/19	$10,178	$10,959
2/19	$10,047	$10,984
3/19	$10,104	$11,076
4/19	$10,366	$11,309
5/19	$9,780	$10,489
6/19	$10,314	$11,143
7/19	$10,235	$11,007
8/19	$9,872	$10,470
9/19	$10,064	$10,670
10/19	$10,488	$11,120
11/19	$10,405	$11,105
12/19	$11,153	$11,933
1/20	$10,576	$11,377
2/20	$10,109	$10,777
3/20	$8,147	$9,117
4/20	$8,773	$9,952
5/20	$9,046	$10,028
6/20	$9,742	$10,766
7/20	$10,740	$11,728
8/20	$10,894	$11,987
9/20	$10,790	$11,795
10/20	$10,795	$12,038
11/20	$11,734	$13,151
12/20	$12,639	$14,118
1/21	$12,973	$14,551
2/21	$13,098	$14,662
3/21	$12,903	$14,440
4/21	$13,268	$14,800
5/21	$13,573	$15,143
6/21	$13,723	$15,169
7/21	$13,048	$14,148
8/21	$13,603	$14,519
9/21	$12,923	$13,942
10/21	$13,203	$14,079
11/21	$12,474	$13,506
12/21	$12,946	$13,759
1/22	$12,514	$13,499
2/22	$11,565	$13,095
3/22	$11,323	$12,799
4/22	$10,331	$12,087
5/22	$10,509	$12,141
6/22	$9,495	$11,334
7/22	$9,765	$11,306
8/22	$9,608	$11,353
9/22	$8,670	$10,022
10/22	$8,735	$9,711
11/22	$9,980	$11,151
12/22	$9,594	$10,995
1/23	$10,384	$11,863
2/23	$9,627	$11,094
3/23	$9,829	$11,430
4/23	$9,807	$11,300
5/23	$9,688	$11,110
6/23	$10,180	$11,532
7/23	$10,655	$12,250
8/23	$10,012	$11,495
9/23	$9,801	$11,195
10/23	$9,536	$10,760
11/23	$10,185	$11,621
12/23	$10,691	$12,075
1/24	$10,349	$11,514
2/24	$10,818	$12,062
3/24	$11,150	$12,361
4/24	$11,222	$12,416
5/24	$11,366	$12,487
6/24	$11,885	$12,979
7/24	$11,786	$13,018
8/24	$11,858	$13,228
9/24	$12,372	$14,111
10/24	$11,913	$13,484
11/24	$11,642	$12,999
12/24	$11,514	$12,981

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	6.89%	0.40%	1.47%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	5.89%	0.40%	1.47%
MSCI Emerging Markets Index	7.50%	1.70%	2.73%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class I
Trading Symbol	MGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan ↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
12/14	$1,000,000	$1,000,000
1/15	$1,009,941	$1,005,995
2/15	$1,040,669	$1,037,143
3/15	$1,031,631	$1,022,394
4/15	$1,085,856	$1,101,032
5/15	$1,056,936	$1,056,939
6/15	$1,047,899	$1,029,489
7/15	$1,002,180	$958,126
8/15	$919,344	$871,467
9/15	$901,691	$845,249
10/15	$941,977	$905,544
11/15	$918,892	$870,221
12/15	$896,707	$850,823
1/16	$843,397	$795,626
2/16	$837,929	$794,324
3/16	$937,715	$899,435
4/16	$938,626	$904,324
5/16	$927,235	$870,590
6/16	$955,485	$905,385
7/16	$1,002,085	$950,946
8/16	$1,021,224	$974,579
9/16	$1,038,996	$987,111
10/16	$1,030,794	$989,464
11/16	$954,692	$943,918
12/16	$957,031	$946,003
1/17	$1,008,489	$997,771
2/17	$1,032,840	$1,028,315
3/17	$1,065,001	$1,054,273
4/17	$1,103,595	$1,077,354
5/17	$1,138,513	$1,109,206
6/17	$1,147,242	$1,120,372
7/17	$1,207,214	$1,187,156
8/17	$1,228,829	$1,213,636
9/17	$1,226,529	$1,208,811
10/17	$1,249,064	$1,251,186
11/17	$1,253,663	$1,253,698
12/17	$1,291,724	$1,298,702
1/18	$1,393,896	$1,406,944
2/18	$1,325,011	$1,342,056
3/18	$1,315,764	$1,317,103
4/18	$1,279,241	$1,311,276
5/18	$1,217,290	$1,264,812
6/18	$1,172,445	$1,212,263
7/18	$1,197,475	$1,238,893
8/18	$1,163,262	$1,205,394
9/18	$1,139,682	$1,198,997
10/18	$1,059,234	$1,094,585
11/18	$1,098,533	$1,139,693
12/18	$1,067,958	$1,109,501
1/19	$1,152,295	$1,206,646
2/19	$1,138,555	$1,209,359
3/19	$1,145,662	$1,219,509
4/19	$1,176,459	$1,245,182
5/19	$1,111,548	$1,154,829
6/19	$1,173,143	$1,226,904
7/19	$1,165,088	$1,211,901
8/19	$1,124,814	$1,152,813
9/19	$1,148,031	$1,174,820
10/19	$1,197,307	$1,224,358
11/19	$1,189,252	$1,222,674
12/19	$1,275,537	$1,313,891
1/20	$1,210,387	$1,252,645
2/20	$1,158,159	$1,186,589
3/20	$934,712	$1,003,827
4/20	$1,006,861	$1,095,751
5/20	$1,039,167	$1,104,168
6/20	$1,119,931	$1,185,334
7/20	$1,236,232	$1,291,258
8/20	$1,255,077	$1,319,800
9/20	$1,244,308	$1,298,632
10/20	$1,245,923	$1,325,387
11/20	$1,355,224	$1,447,969
12/20	$1,461,484	$1,554,414
1/21	$1,501,763	$1,602,069
2/21	$1,517,004	$1,614,323
3/21	$1,496,320	$1,589,942
4/21	$1,539,321	$1,629,528
5/21	$1,576,878	$1,667,318
6/21	$1,595,385	$1,670,191
7/21	$1,518,637	$1,557,790
8/21	$1,585,043	$1,598,565
9/21	$1,507,206	$1,535,037
10/21	$1,540,409	$1,550,177
11/21	$1,457,129	$1,487,002
12/21	$1,513,391	$1,514,904
1/22	$1,464,610	$1,486,228
2/22	$1,355,151	$1,441,805
3/22	$1,327,191	$1,409,240
4/22	$1,212,378	$1,330,849
5/22	$1,234,389	$1,336,709
6/22	$1,116,007	$1,247,885
7/22	$1,148,725	$1,244,820
8/22	$1,132,069	$1,250,017
9/22	$1,022,015	$1,103,474
10/22	$1,030,938	$1,069,213
11/22	$1,179,065	$1,227,797
12/22	$1,134,097	$1,210,539
1/23	$1,229,226	$1,306,125
2/23	$1,140,314	$1,221,433
3/23	$1,165,185	$1,258,427
4/23	$1,163,319	$1,244,165
5/23	$1,150,262	$1,223,268
6/23	$1,208,086	$1,269,715
7/23	$1,265,289	$1,348,757
8/23	$1,189,434	$1,265,673
9/23	$1,164,563	$1,232,573
10/23	$1,134,097	$1,184,681
11/23	$1,211,195	$1,279,492
12/23	$1,272,024	$1,329,512
1/24	$1,231,218	$1,267,778
2/24	$1,287,327	$1,328,090
3/24	$1,327,496	$1,360,999
4/24	$1,336,423	$1,367,089
5/24	$1,354,276	$1,374,810
6/24	$1,416,123	$1,429,038
7/24	$1,405,284	$1,433,290
8/24	$1,413,573	$1,456,432
9/24	$1,475,421	$1,553,685
10/24	$1,421,224	$1,484,587
11/24	$1,389,344	$1,431,246
12/24	$1,374,722	$1,429,280

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	8.07%	1.51%	3.23%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198815
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class IR
Trading Symbol	MRGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan ↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class IR	MSCI Emerging Markets Index
6/18	$5,000,000	$5,000,000
6/18	$4,837,972	$5,000,000
7/18	$4,941,175	$4,920,809
8/18	$4,802,014	$4,787,754
9/18	$4,702,885	$4,762,344
10/18	$4,373,093	$4,347,627
11/18	$4,535,130	$4,526,791
12/18	$4,409,110	$4,406,871
1/19	$4,757,301	$4,792,725
2/19	$4,700,573	$4,803,501
3/19	$4,731,871	$4,843,816
4/19	$4,859,019	$4,945,787
5/19	$4,591,030	$4,586,914
6/19	$4,843,370	$4,873,188
7/19	$4,812,072	$4,813,599
8/19	$4,647,758	$4,578,904
9/19	$4,743,608	$4,666,314
10/19	$4,947,045	$4,863,078
11/19	$4,913,791	$4,856,386
12/19	$5,270,265	$5,218,698
1/20	$5,003,191	$4,975,431
2/20	$4,787,306	$4,713,060
3/20	$3,863,674	$3,987,142
4/20	$4,161,907	$4,352,259
5/20	$4,297,670	$4,385,688
6/20	$4,631,513	$4,708,076
7/20	$5,112,246	$5,128,798
8/20	$5,190,143	$5,242,168
9/20	$5,145,631	$5,158,087
10/20	$5,154,533	$5,264,359
11/20	$5,606,334	$5,751,246
12/20	$6,046,416	$6,174,041
1/21	$6,213,058	$6,363,323
2/21	$6,278,364	$6,411,994
3/21	$6,190,539	$6,315,156
4/21	$6,370,693	$6,472,389
5/21	$6,526,076	$6,622,486
6/21	$6,602,641	$6,633,899
7/21	$6,285,120	$6,187,448
8/21	$6,559,854	$6,349,406
9/21	$6,237,829	$6,097,077
10/21	$6,377,449	$6,157,211
11/21	$6,032,904	$5,906,285
12/21	$6,265,946	$6,017,107
1/22	$6,066,362	$5,903,210
2/22	$5,610,523	$5,726,762
3/22	$5,497,179	$5,597,419
4/22	$5,021,627	$5,286,055
5/22	$5,112,795	$5,309,328
6/22	$4,622,460	$4,956,526
7/22	$4,760,444	$4,944,350
8/22	$4,688,988	$4,964,991
9/22	$4,235,612	$4,382,934
10/22	$4,270,108	$4,246,851
11/22	$4,886,108	$4,876,735
12/22	$4,700,894	$4,808,189
1/23	$5,095,428	$5,187,851
2/23	$4,726,680	$4,851,458
3/23	$4,829,827	$4,998,395
4/23	$4,824,669	$4,941,750
5/23	$4,767,939	$4,858,747
6/23	$5,010,333	$5,043,233
7/23	$5,247,569	$5,357,181
8/23	$4,930,394	$5,027,178
9/23	$4,829,827	$4,895,706
10/23	$4,700,894	$4,705,484
11/23	$5,023,226	$5,082,064
12/23	$5,273,521	$5,280,744
1/24	$5,104,176	$5,035,540
2/24	$5,337,026	$5,275,092
3/24	$5,503,725	$5,405,807
4/24	$5,543,415	$5,429,994
5/24	$5,617,504	$5,460,664
6/24	$5,874,168	$5,676,052
7/24	$5,826,540	$5,692,944
8/24	$5,863,584	$5,784,859
9/24	$6,120,248	$6,171,144
10/24	$5,895,336	$5,896,693
11/24	$5,763,035	$5,684,823
12/24	$5,702,022	$5,677,017

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	8.13%	1.59%	2.03%
MSCI Emerging Markets Index	7.50%	1.70%	1.96%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113803
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class L
Trading Symbol	MSELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$192	1.85%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September ↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

Line Graph [Table Text Block]
	Class L	MSCI Emerging Markets Index
12/14	$10,000	$10,000
1/15	$10,089	$10,060
2/15	$10,393	$10,371
3/15	$10,295	$10,224
4/15	$10,827	$11,010
5/15	$10,528	$10,569
6/15	$10,430	$10,295
7/15	$9,966	$9,581
8/15	$9,142	$8,715
9/15	$8,959	$8,452
10/15	$9,353	$9,055
11/15	$9,114	$8,702
12/15	$8,889	$8,508
1/16	$8,355	$7,956
2/16	$8,294	$7,943
3/16	$9,278	$8,994
4/16	$9,278	$9,043
5/16	$9,161	$8,706
6/16	$9,433	$9,054
7/16	$9,882	$9,509
8/16	$10,069	$9,746
9/16	$10,238	$9,871
10/16	$10,149	$9,895
11/16	$9,390	$9,439
12/16	$9,404	$9,460
1/17	$9,901	$9,978
2/17	$10,135	$10,283
3/17	$10,444	$10,543
4/17	$10,814	$10,774
5/17	$11,147	$11,092
6/17	$11,222	$11,204
7/17	$11,800	$11,872
8/17	$12,002	$12,136
9/17	$11,974	$12,088
10/17	$12,185	$12,512
11/17	$12,222	$12,537
12/17	$12,583	$12,987
1/18	$13,568	$14,069
2/18	$12,888	$13,421
3/18	$12,789	$13,171
4/18	$12,424	$13,113
5/18	$11,814	$12,648
6/18	$11,369	$12,123
7/18	$11,604	$12,389
8/18	$11,266	$12,054
9/18	$11,027	$11,990
10/18	$10,244	$10,946
11/18	$10,615	$11,397
12/18	$10,314	$11,095
1/19	$11,119	$12,066
2/19	$10,981	$12,094
3/19	$11,038	$12,195
4/19	$11,329	$12,452
5/19	$10,695	$11,548
6/19	$11,277	$12,269
7/19	$11,196	$12,119
8/19	$10,800	$11,528
9/19	$11,015	$11,748
10/19	$11,477	$12,244
11/19	$11,391	$12,227
12/19	$12,209	$13,139
1/20	$11,582	$12,526
2/20	$11,074	$11,866
3/20	$8,927	$10,038
4/20	$9,614	$10,958
5/20	$9,917	$11,042
6/20	$10,679	$11,853
7/20	$11,777	$12,913
8/20	$11,944	$13,198
9/20	$11,836	$12,986
10/20	$11,847	$13,254
11/20	$12,874	$14,480
12/20	$13,875	$15,544
1/21	$14,245	$16,021
2/21	$14,381	$16,143
3/21	$14,175	$15,899
4/21	$14,572	$16,295
5/21	$14,914	$16,673
6/21	$15,083	$16,702
7/21	$14,343	$15,578
8/21	$14,958	$15,986
9/21	$14,213	$15,350
10/21	$14,523	$15,502
11/21	$13,723	$14,870
12/21	$14,242	$15,149
1/22	$13,774	$14,862
2/22	$12,738	$14,418
3/22	$12,466	$14,092
4/22	$11,376	$13,308
5/22	$11,577	$13,367
6/22	$10,458	$12,479
7/22	$10,760	$12,448
8/22	$10,594	$12,500
9/22	$9,558	$11,035
10/22	$9,635	$10,692
11/22	$11,009	$12,278
12/22	$10,584	$12,105
1/23	$11,464	$13,061
2/23	$10,627	$12,214
3/23	$10,849	$12,584
4/23	$10,830	$12,442
5/23	$10,695	$12,233
6/23	$11,230	$12,697
7/23	$11,753	$13,488
8/23	$11,039	$12,657
9/23	$10,799	$12,326
10/23	$10,504	$11,847
11/23	$11,218	$12,795
12/23	$11,769	$13,295
1/24	$11,380	$12,678
2/24	$11,894	$13,281
3/24	$12,258	$13,610
4/24	$12,333	$13,671
5/24	$12,483	$13,748
6/24	$13,047	$14,290
7/24	$12,934	$14,333
8/24	$13,010	$14,564
9/24	$13,567	$15,537
10/24	$13,054	$14,846
11/24	$12,753	$14,312
12/24	$12,607	$14,293

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	7.12%	0.64%	2.34%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio
Class Name	Class R6
Trading Symbol	MMMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to ↑ and detractors from ↓ performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies ↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility ↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan ↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report ↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks ↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
12/14	$5,000,000	$5,000,000
1/15	$5,047,425	$5,029,973
2/15	$5,203,252	$5,185,714
3/15	$5,158,085	$5,111,971
4/15	$5,429,088	$5,505,159
5/15	$5,282,294	$5,284,697
6/15	$5,239,386	$5,147,445
7/15	$5,010,896	$4,790,630
8/15	$4,596,903	$4,357,333
9/15	$4,510,938	$4,226,247
10/15	$4,712,279	$4,527,722
11/15	$4,596,903	$4,351,106
12/15	$4,485,559	$4,254,113
1/16	$4,218,887	$3,978,131
2/16	$4,193,816	$3,971,622
3/16	$4,692,971	$4,497,176
4/16	$4,697,529	$4,521,618
5/16	$4,642,827	$4,352,952
6/16	$4,781,862	$4,526,927
7/16	$5,014,964	$4,754,730
8/16	$5,112,984	$4,872,896
9/16	$5,201,885	$4,935,554
10/16	$5,160,854	$4,947,322
11/16	$4,780,172	$4,719,592
12/16	$4,790,263	$4,730,014
1/17	$5,047,828	$4,988,854
2/17	$5,169,712	$5,141,573
3/17	$5,332,990	$5,271,364
4/17	$5,526,165	$5,386,772
5/17	$5,700,941	$5,546,028
6/17	$5,744,636	$5,601,858
7/17	$6,047,115	$5,935,782
8/17	$6,155,305	$6,068,181
9/17	$6,143,796	$6,044,053
10/17	$6,256,589	$6,255,932
11/17	$6,279,608	$6,268,490
12/17	$6,471,222	$6,493,511
1/18	$6,985,399	$7,034,718
2/18	$6,637,982	$6,710,281
3/18	$6,593,976	$6,585,515
4/18	$6,411,003	$6,556,378
5/18	$6,102,960	$6,324,059
6/18	$5,875,981	$6,061,314
7/18	$6,003,692	$6,194,464
8/18	$5,832,291	$6,026,971
9/18	$5,714,162	$5,994,984
10/18	$5,311,137	$5,472,925
11/18	$5,508,017	$5,698,463
12/18	$5,354,900	$5,547,504
1/19	$5,780,345	$6,033,229
2/19	$5,711,418	$6,046,794
3/19	$5,747,070	$6,097,543
4/19	$5,903,938	$6,225,908
5/19	$5,575,941	$5,774,147
6/19	$5,884,923	$6,134,518
7/19	$5,846,895	$6,059,506
8/19	$5,644,868	$5,764,064
9/19	$5,761,330	$5,874,099
10/19	$6,008,516	$6,121,791
11/19	$5,970,488	$6,113,367
12/19	$6,403,621	$6,569,457
1/20	$6,079,113	$6,263,224
2/20	$5,814,098	$5,932,945
3/20	$4,691,842	$5,019,136
4/20	$5,056,914	$5,478,757
5/20	$5,219,167	$5,520,838
6/20	$5,627,506	$5,926,670
7/20	$6,208,916	$6,456,288
8/20	$6,306,269	$6,599,001
9/20	$6,252,184	$6,493,158
10/20	$6,263,001	$6,626,936
11/20	$6,811,960	$7,239,845
12/20	$7,346,713	$7,772,071
1/21	$7,546,456	$8,010,346
2/21	$7,625,806	$8,071,614
3/21	$7,521,830	$7,949,712
4/21	$7,740,727	$8,147,642
5/21	$7,929,525	$8,336,588
6/21	$8,022,556	$8,350,956
7/21	$7,636,751	$7,788,949
8/21	$7,970,568	$7,992,827
9/21	$7,579,291	$7,675,186
10/21	$7,748,935	$7,750,885
11/21	$7,330,296	$7,435,012
12/21	$7,613,719	$7,574,519
1/22	$7,368,211	$7,431,141
2/22	$6,817,317	$7,209,023
3/22	$6,679,594	$7,046,202
4/22	$6,101,753	$6,654,247
5/22	$6,212,531	$6,683,545
6/22	$5,616,727	$6,239,426
7/22	$5,784,390	$6,224,099
8/22	$5,697,565	$6,250,083
9/22	$5,146,670	$5,517,372
10/22	$5,188,586	$5,346,067
11/22	$5,937,084	$6,138,983
12/22	$5,712,031	$6,052,695
1/23	$6,188,295	$6,530,625
2/23	$5,743,365	$6,107,164
3/23	$5,868,697	$6,292,133
4/23	$5,859,297	$6,220,826
5/23	$5,793,498	$6,116,340
6/23	$6,088,029	$6,348,576
7/23	$6,376,294	$6,743,784
8/23	$5,990,896	$6,328,365
9/23	$5,868,697	$6,162,864
10/23	$5,712,031	$5,923,407
11/23	$6,103,696	$6,397,458
12/23	$6,407,828	$6,647,562
1/24	$6,202,057	$6,338,891
2/24	$6,484,992	$6,640,447
3/24	$6,687,548	$6,804,995
4/24	$6,735,775	$6,835,443
5/24	$6,825,800	$6,874,051
6/24	$7,137,671	$7,145,188
7/24	$7,079,798	$7,166,452
8/24	$7,124,810	$7,282,158
9/24	$7,436,682	$7,768,424
10/24	$7,163,392	$7,422,937
11/24	$7,002,634	$7,156,230
12/24	$6,928,497	$7,146,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	8.13%	1.59%	3.32%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 518,898,517
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,648,970
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$518,898,517
# of Portfolio Holdings	97
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$3,648,970

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	5.0%
Poland	2.0%
Indonesia	2.6%
South Africa	3.9%
Mexico	4.5%
Brazil	4.9%
United States	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.6%
India	24.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	2.9%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
ICICI Bank Ltd.	1.9%
State Bank of India	1.7%
Total	35.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169209
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class A
Trading Symbol	MLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.29%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑Stock selection in and overweight to financial services sector in the U.S., including positions in a leading global financial services company and a retail insurance holding company

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Stock selection in the Asia ex-Japan technology sector, led by a position in a leading semiconductor manufacturer, specializing in artificial intelligence chips

↓ Not owning the full suite of uber-growth, mega-cap technology stocks

↓Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,498	$9,992
6/16	$9,251	$9,880
7/16	$9,687	$10,297
8/16	$9,611	$10,306
9/16	$9,820	$10,361
10/16	$9,469	$10,160
11/16	$9,602	$10,306
12/16	$9,670	$10,553
1/17	$9,879	$10,808
2/17	$10,127	$11,107
3/17	$10,175	$11,226
4/17	$10,365	$11,392
5/17	$10,651	$11,633
6/17	$10,746	$11,678
7/17	$11,193	$11,957
8/17	$11,307	$11,974
9/17	$11,527	$12,243
10/17	$11,460	$12,474
11/17	$11,804	$12,744
12/17	$11,814	$12,917
1/18	$12,730	$13,599
2/18	$12,262	$13,035
3/18	$11,976	$12,751
4/18	$11,756	$12,898
5/18	$11,919	$12,979
6/18	$11,651	$12,973
7/18	$11,775	$13,378
8/18	$11,642	$13,543
9/18	$11,661	$13,619
10/18	$10,649	$12,619
11/18	$10,916	$12,762
12/18	$10,053	$11,792
1/19	$10,867	$12,709
2/19	$11,279	$13,091
3/19	$11,509	$13,263
4/19	$12,237	$13,733
5/19	$11,308	$12,941
6/19	$11,921	$13,794
7/19	$12,132	$13,862
8/19	$12,055	$13,579
9/19	$12,103	$13,868
10/19	$12,458	$14,220
11/19	$12,899	$14,616
12/19	$13,334	$15,054
1/20	$13,227	$14,963
2/20	$12,387	$13,698
3/20	$10,512	$11,885
4/20	$11,614	$13,184
5/20	$12,223	$13,820
6/20	$12,657	$14,186
7/20	$13,653	$14,865
8/20	$14,657	$15,858
9/20	$14,464	$15,311
10/20	$14,590	$14,841
11/20	$15,913	$16,739
12/20	$16,426	$17,448
1/21	$16,677	$17,275
2/21	$17,267	$17,718
3/21	$17,276	$18,307
4/21	$18,136	$19,159
5/21	$18,175	$19,435
6/21	$18,213	$19,725
7/21	$18,329	$20,078
8/21	$18,571	$20,578
9/21	$17,914	$19,723
10/21	$19,199	$20,841
11/21	$18,928	$20,384
12/21	$19,288	$21,255
1/22	$18,102	$20,130
2/22	$17,158	$19,621
3/22	$17,067	$20,160
4/22	$15,681	$18,485
5/22	$15,621	$18,499
6/22	$14,456	$16,897
7/22	$15,812	$18,238
8/22	$15,119	$17,476
9/22	$13,923	$15,851
10/22	$13,813	$16,989
11/22	$15,571	$18,171
12/22	$14,949	$17,399
1/23	$16,788	$18,630
2/23	$16,255	$18,182
3/23	$15,884	$18,744
4/23	$15,823	$19,073
5/23	$15,472	$18,882
6/23	$16,919	$20,024
7/23	$17,180	$20,697
8/23	$16,456	$20,203
9/23	$15,612	$19,331
10/23	$15,432	$18,770
11/23	$17,089	$20,530
12/23	$17,647	$21,538
1/24	$18,738	$21,796
2/24	$20,728	$22,720
3/24	$21,557	$23,450
4/24	$20,637	$22,579
5/24	$22,052	$23,588
6/24	$22,436	$24,068
7/24	$22,052	$24,492
8/24	$23,284	$25,139
9/24	$23,213	$25,599
10/24	$23,466	$25,092
11/24	$24,587	$26,243
12/24	$23,385	$25,559

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	32.51%	11.89%	11.08%
Class A, with 5.25% maximum front end sales charge	25.54%	10.70%	10.39%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 226,121,751
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,247,474
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,121,751
# of Portfolio Holdings	21
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,247,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Utilities	1.8%
Health Care	2.4%
Real Estate	3.6%
Consumer Discretionary	5.6%
Consumer Staples	6.2%
Materials	7.0%
Communication Services	10.6%
Industrials	12.0%
Information Technology	24.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.1%
Microsoft Corp.	7.2%
CRH PLC	7.0%
Progressive Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Costco Wholesale Corp.	6.2%
Netflix, Inc.	5.7%
Ferrari NV	5.6%
Ameriprise Financial, Inc.	5.4%
JPMorgan Chase & Co.	5.2%
Total	66.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169210
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class C
Trading Symbol	MLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.06%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑Stock selection in and overweight to financial services sector in the U.S., including positions in a leading global financial services company and a retail insurance holding company

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Stock selection in the Asia ex-Japan technology sector, led by a position in a leading semiconductor manufacturer, specializing in artificial intelligence chips

↓ Not owning the full suite of uber-growth, mega-cap technology stocks

↓Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$10,020	$9,992
6/16	$9,750	$9,880
7/16	$10,210	$10,297
8/16	$10,120	$10,306
9/16	$10,340	$10,361
10/16	$9,970	$10,160
11/16	$10,100	$10,306
12/16	$10,169	$10,553
1/17	$10,380	$10,808
2/17	$10,630	$11,107
3/17	$10,680	$11,226
4/17	$10,861	$11,392
5/17	$11,161	$11,633
6/17	$11,251	$11,678
7/17	$11,711	$11,957
8/17	$11,822	$11,974
9/17	$12,043	$12,243
10/17	$11,972	$12,474
11/17	$12,324	$12,744
12/17	$12,324	$12,917
1/18	$13,268	$13,599
2/18	$12,776	$13,035
3/18	$12,474	$12,751
4/18	$12,233	$12,898
5/18	$12,394	$12,979
6/18	$12,103	$12,973
7/18	$12,233	$13,378
8/18	$12,083	$13,543
9/18	$12,093	$13,619
10/18	$11,038	$12,619
11/18	$11,309	$12,762
12/18	$10,405	$11,792
1/19	$11,239	$12,709
2/19	$11,661	$13,091
3/19	$11,892	$13,263
4/19	$12,635	$13,733
5/19	$11,671	$12,941
6/19	$12,294	$13,794
7/19	$12,505	$13,862
8/19	$12,424	$13,579
9/19	$12,454	$13,868
10/19	$12,816	$14,220
11/19	$13,258	$14,616
12/19	$13,703	$15,054
1/20	$13,583	$14,963
2/20	$12,718	$13,698
3/20	$10,778	$11,885
4/20	$11,914	$13,184
5/20	$12,527	$13,820
6/20	$12,959	$14,186
7/20	$13,975	$14,865
8/20	$14,980	$15,858
9/20	$14,779	$15,311
10/20	$14,890	$14,841
11/20	$16,237	$16,739
12/20	$16,750	$17,448
1/21	$16,991	$17,275
2/21	$17,585	$17,718
3/21	$17,585	$18,307
4/21	$18,449	$19,159
5/21	$18,479	$19,435
6/21	$18,499	$19,725
7/21	$18,610	$20,078
8/21	$18,841	$20,578
9/21	$18,168	$19,723
10/21	$19,455	$20,841
11/21	$19,173	$20,384
12/21	$19,527	$21,255
1/22	$18,313	$20,130
2/22	$17,339	$19,621
3/22	$17,245	$20,160
4/22	$15,822	$18,485
5/22	$15,759	$18,499
6/22	$14,577	$16,897
7/22	$15,937	$18,238
8/22	$15,226	$17,476
9/22	$14,012	$15,851
10/22	$13,897	$16,989
11/22	$15,655	$18,171
12/22	$15,018	$17,399
1/23	$16,860	$18,630
2/23	$16,316	$18,182
3/23	$15,928	$18,744
4/23	$15,855	$19,073
5/23	$15,489	$18,882
6/23	$16,933	$20,024
7/23	$17,184	$20,697
8/23	$16,452	$20,203
9/23	$15,594	$19,331
10/23	$15,405	$18,770
11/23	$17,048	$20,530
12/23	$17,603	$21,538
1/24	$18,670	$21,796
2/24	$20,638	$22,720
3/24	$21,454	$23,450
4/24	$20,523	$22,579
5/24	$21,918	$23,588
6/24	$22,300	$24,068
7/24	$21,918	$24,492
8/24	$23,143	$25,139
9/24	$23,073	$25,599
10/24	$23,324	$25,092
11/24	$24,438	$26,243
12/24	$23,243	$25,559

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	31.45%	11.05%	10.31%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	30.45%	11.05%	10.31%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 226,121,751
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,247,474
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,121,751
# of Portfolio Holdings	21
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,247,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Utilities	1.8%
Health Care	2.4%
Real Estate	3.6%
Consumer Discretionary	5.6%
Consumer Staples	6.2%
Materials	7.0%
Communication Services	10.6%
Industrials	12.0%
Information Technology	24.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.1%
Microsoft Corp.	7.2%
CRH PLC	7.0%
Progressive Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Costco Wholesale Corp.	6.2%
Netflix, Inc.	5.7%
Ferrari NV	5.6%
Ameriprise Financial, Inc.	5.4%
JPMorgan Chase & Co.	5.2%
Total	66.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169208
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class I
Trading Symbol	MLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑Stock selection in and overweight to financial services sector in the U.S., including positions in a leading global financial services company and a retail insurance holding company

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Stock selection in the Asia ex-Japan technology sector, led by a position in a leading semiconductor manufacturer, specializing in artificial intelligence chips

↓ Not owning the full suite of uber-growth, mega-cap technology stocks

↓Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,002,000	$1,000,000
6/16	$976,000	$988,002
7/16	$1,023,000	$1,029,744
8/16	$1,015,000	$1,030,600
9/16	$1,038,000	$1,036,074
10/16	$1,001,000	$1,016,023
11/16	$1,015,000	$1,030,632
12/16	$1,022,399	$1,055,294
1/17	$1,044,538	$1,080,763
2/17	$1,071,708	$1,110,748
3/17	$1,077,746	$1,122,579
4/17	$1,096,865	$1,139,201
5/17	$1,128,060	$1,163,300
6/17	$1,138,123	$1,167,776
7/17	$1,186,304	$1,195,724
8/17	$1,198,409	$1,197,408
9/17	$1,221,611	$1,224,282
10/17	$1,215,558	$1,247,419
11/17	$1,252,883	$1,274,448
12/17	$1,253,859	$1,291,683
1/18	$1,351,785	$1,359,884
2/18	$1,302,317	$1,303,548
3/18	$1,273,041	$1,275,135
4/18	$1,248,811	$1,289,788
5/18	$1,266,983	$1,297,870
6/18	$1,238,716	$1,297,251
7/18	$1,251,840	$1,337,769
8/18	$1,238,716	$1,354,321
9/18	$1,240,735	$1,361,862
10/18	$1,133,723	$1,261,863
11/18	$1,163,000	$1,276,198
12/18	$1,070,725	$1,179,158
1/19	$1,157,156	$1,270,904
2/19	$1,201,897	$1,309,119
3/19	$1,227,318	$1,326,314
4/19	$1,304,597	$1,373,344
5/19	$1,205,964	$1,294,101
6/19	$1,272,058	$1,379,376
7/19	$1,294,428	$1,386,208
8/19	$1,287,311	$1,357,854
9/19	$1,292,395	$1,386,750
10/19	$1,330,018	$1,422,040
11/19	$1,377,809	$1,461,644
12/19	$1,425,168	$1,505,432
1/20	$1,413,857	$1,496,269
2/20	$1,325,427	$1,369,796
3/20	$1,123,888	$1,188,514
4/20	$1,243,166	$1,318,352
5/20	$1,307,946	$1,382,039
6/20	$1,355,246	$1,418,596
7/20	$1,462,185	$1,486,463
8/20	$1,569,124	$1,585,780
9/20	$1,549,587	$1,531,072
10/20	$1,562,955	$1,484,107
11/20	$1,705,883	$1,673,867
12/20	$1,760,423	$1,744,833
1/21	$1,788,187	$1,727,492
2/21	$1,851,940	$1,771,758
3/21	$1,853,997	$1,830,708
4/21	$1,946,542	$1,915,909
5/21	$1,950,656	$1,943,509
6/21	$1,954,769	$1,972,476
7/21	$1,968,136	$2,007,809
8/21	$1,994,872	$2,057,780
9/21	$1,924,948	$1,972,340
10/21	$2,062,739	$2,084,054
11/21	$2,034,975	$2,038,387
12/21	$2,074,230	$2,125,508
1/22	$1,947,062	$2,013,045
2/22	$1,845,541	$1,962,133
3/22	$1,835,924	$2,015,980
4/22	$1,687,383	$1,848,506
5/22	$1,682,039	$1,849,906
6/22	$1,555,940	$1,689,663
7/22	$1,703,412	$1,823,816
8/22	$1,628,607	$1,747,567
9/22	$1,500,371	$1,585,113
10/22	$1,488,616	$1,698,945
11/22	$1,678,834	$1,817,073
12/22	$1,612,075	$1,739,907
1/23	$1,811,440	$1,863,016
2/23	$1,753,560	$1,818,232
3/23	$1,713,901	$1,874,414
4/23	$1,708,542	$1,907,272
5/23	$1,669,955	$1,888,231
6/23	$1,827,518	$2,002,427
7/23	$1,855,387	$2,069,694
8/23	$1,778,213	$2,020,258
9/23	$1,687,105	$1,933,107
10/23	$1,667,811	$1,877,017
11/23	$1,848,955	$2,052,991
12/23	$1,909,050	$2,153,781
1/24	$2,026,813	$2,179,627
2/24	$2,242,891	$2,272,038
3/24	$2,333,644	$2,345,050
4/24	$2,234,248	$2,257,944
5/24	$2,388,744	$2,358,766
6/24	$2,430,879	$2,406,761
7/24	$2,388,744	$2,449,174
8/24	$2,523,792	$2,513,907
9/24	$2,516,230	$2,559,947
10/24	$2,544,320	$2,509,165
11/24	$2,666,404	$2,624,302
12/24	$2,537,226	$2,555,912

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	32.91%	12.23%	11.44%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 226,121,751
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,247,474
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,121,751
# of Portfolio Holdings	21
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,247,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Utilities	1.8%
Health Care	2.4%
Real Estate	3.6%
Consumer Discretionary	5.6%
Consumer Staples	6.2%
Materials	7.0%
Communication Services	10.6%
Industrials	12.0%
Information Technology	24.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.1%
Microsoft Corp.	7.2%
CRH PLC	7.0%
Progressive Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Costco Wholesale Corp.	6.2%
Netflix, Inc.	5.7%
Ferrari NV	5.6%
Ameriprise Financial, Inc.	5.4%
JPMorgan Chase & Co.	5.2%
Total	66.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169211
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio
Class Name	Class R6
Trading Symbol	MLNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Concentrated Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑Stock selection in and overweight to financial services sector in the U.S., including positions in a leading global financial services company and a retail insurance holding company

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Stock selection in the Asia ex-Japan technology sector, led by a position in a leading semiconductor manufacturer, specializing in artificial intelligence chips

↓ Not owning the full suite of uber-growth, mega-cap technology stocks

↓Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,010,000	$5,000,000
6/16	$4,880,000	$4,940,011
7/16	$5,115,000	$5,148,719
8/16	$5,075,000	$5,152,998
9/16	$5,190,000	$5,180,370
10/16	$5,005,000	$5,080,115
11/16	$5,075,000	$5,153,162
12/16	$5,112,674	$5,276,469
1/17	$5,223,382	$5,403,817
2/17	$5,359,250	$5,553,738
3/17	$5,389,443	$5,612,896
4/17	$5,490,086	$5,696,005
5/17	$5,646,083	$5,816,501
6/17	$5,696,405	$5,838,880
7/17	$5,932,309	$5,978,619
8/17	$5,992,843	$5,987,038
9/17	$6,113,911	$6,121,412
10/17	$6,083,644	$6,237,097
11/17	$6,265,245	$6,372,240
12/17	$6,271,615	$6,458,415
1/18	$6,761,427	$6,799,421
2/18	$6,519,045	$6,517,738
3/18	$6,367,557	$6,375,674
4/18	$6,251,416	$6,448,938
5/18	$6,337,259	$6,489,350
6/18	$6,195,870	$6,486,254
7/18	$6,266,565	$6,688,843
8/18	$6,200,920	$6,771,603
9/18	$6,211,019	$6,809,309
10/18	$5,675,761	$6,309,315
11/18	$5,817,150	$6,380,989
12/18	$5,359,273	$5,895,791
1/19	$5,791,883	$6,354,518
2/19	$6,015,822	$6,545,597
3/19	$6,143,061	$6,631,570
4/19	$6,529,865	$6,866,721
5/19	$6,041,270	$6,470,505
6/19	$6,367,000	$6,896,878
7/19	$6,484,059	$6,931,041
8/19	$6,443,343	$6,789,270
9/19	$6,468,791	$6,933,752
10/19	$6,662,193	$7,110,199
11/19	$6,901,400	$7,308,219
12/19	$7,136,505	$7,527,160
1/20	$7,079,866	$7,481,345
2/20	$6,637,053	$6,848,982
3/20	$5,627,850	$5,942,569
4/20	$6,225,133	$6,591,761
5/20	$6,554,669	$6,910,197
6/20	$6,786,374	$7,092,979
7/20	$7,327,018	$7,432,316
8/20	$7,862,513	$7,928,902
9/20	$7,764,682	$7,655,362
10/20	$7,831,619	$7,420,533
11/20	$8,547,329	$8,369,334
12/20	$8,825,587	$8,724,166
1/21	$8,964,613	$8,637,460
2/21	$9,283,859	$8,858,789
3/21	$9,294,157	$9,153,540
4/21	$9,757,577	$9,579,546
5/21	$9,778,174	$9,717,544
6/21	$9,803,919	$9,862,382
7/21	$9,870,858	$10,039,045
8/21	$9,999,586	$10,288,901
9/21	$9,649,446	$9,861,700
10/21	$10,344,577	$10,420,272
11/21	$10,200,401	$10,191,933
12/21	$10,402,101	$10,627,538
1/22	$9,765,347	$10,065,225
2/22	$9,251,663	$9,810,664
3/22	$9,208,856	$10,079,901
4/22	$8,459,734	$9,242,530
5/22	$8,432,979	$9,249,530
6/22	$7,806,927	$8,448,317
7/22	$8,545,348	$9,119,082
8/22	$8,165,435	$8,737,834
9/22	$7,528,681	$7,925,565
10/22	$7,469,822	$8,494,723
11/22	$8,422,277	$9,085,365
12/22	$8,087,140	$8,699,534
1/23	$9,085,950	$9,315,079
2/23	$8,801,343	$9,091,158
3/23	$8,602,655	$9,372,072
4/23	$8,570,435	$9,536,361
5/23	$8,377,117	$9,441,156
6/23	$9,166,500	$10,012,136
7/23	$9,311,488	$10,348,471
8/23	$8,924,852	$10,101,290
9/23	$8,468,406	$9,665,537
10/23	$8,371,747	$9,385,083
11/23	$9,279,268	$10,264,954
12/23	$9,584,242	$10,768,905
1/24	$10,174,458	$10,898,137
2/24	$11,257,423	$11,360,192
3/24	$11,712,269	$11,725,250
4/24	$11,214,105	$11,289,719
5/24	$11,993,840	$11,793,828
6/24	$12,205,018	$12,033,807
7/24	$11,993,840	$12,245,872
8/24	$12,670,693	$12,569,536
9/24	$12,638,204	$12,799,734
10/24	$12,773,575	$12,545,827
11/24	$13,385,450	$13,121,512
12/24	$12,737,544	$12,779,558

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	32.90%	12.28%	11.49%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 226,121,751
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,247,474
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$226,121,751
# of Portfolio Holdings	21
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,247,474

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Utilities	1.8%
Health Care	2.4%
Real Estate	3.6%
Consumer Discretionary	5.6%
Consumer Staples	6.2%
Materials	7.0%
Communication Services	10.6%
Industrials	12.0%
Information Technology	24.0%
Financials	25.8%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.1%
Microsoft Corp.	7.2%
CRH PLC	7.0%
Progressive Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Costco Wholesale Corp.	6.2%
Netflix, Inc.	5.7%
Ferrari NV	5.6%
Ameriprise Financial, Inc.	5.4%
JPMorgan Chase & Co.	5.2%
Total	66.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169213
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class A
Trading Symbol	MLMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑ Stock selection in and overweight to the financial services sector in the U.S., including positions in a leading global financial services company and a financial services company specializing in retail wealth management

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Underweight to health care stocks in the U.S.

↑ Stock selection in the Asia ex-Japan technology sector

↓ Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
5/16	$9,479	$10,000
5/16	$9,469	$9,992
6/16	$9,213	$9,880
7/16	$9,640	$10,297
8/16	$9,602	$10,306
9/16	$9,716	$10,361
10/16	$9,384	$10,160
11/16	$9,488	$10,306
12/16	$9,558	$10,553
1/17	$9,758	$10,808
2/17	$10,082	$11,107
3/17	$10,111	$11,226
4/17	$10,273	$11,392
5/17	$10,540	$11,633
6/17	$10,578	$11,678
7/17	$10,895	$11,957
8/17	$10,933	$11,974
9/17	$11,047	$12,243
10/17	$11,334	$12,474
11/17	$11,677	$12,744
12/17	$11,643	$12,917
1/18	$12,408	$13,599
2/18	$11,920	$13,035
3/18	$11,519	$12,751
4/18	$11,280	$12,898
5/18	$11,385	$12,979
6/18	$11,232	$12,973
7/18	$11,490	$13,378
8/18	$11,547	$13,543
9/18	$11,557	$13,619
10/18	$10,534	$12,619
11/18	$10,649	$12,762
12/18	$9,732	$11,792
1/19	$10,556	$12,709
2/19	$10,854	$13,091
3/19	$11,017	$13,263
4/19	$11,707	$13,733
5/19	$10,863	$12,941
6/19	$11,486	$13,794
7/19	$11,592	$13,862
8/19	$11,410	$13,579
9/19	$11,554	$13,868
10/19	$11,880	$14,220
11/19	$12,311	$14,616
12/19	$12,686	$15,054
1/20	$12,706	$14,963
2/20	$11,656	$13,698
3/20	$9,835	$11,885
4/20	$10,846	$13,184
5/20	$11,521	$13,820
6/20	$12,012	$14,186
7/20	$12,956	$14,865
8/20	$13,967	$15,858
9/20	$13,611	$15,311
10/20	$13,515	$14,841
11/20	$14,728	$16,739
12/20	$15,335	$17,448
1/21	$15,432	$17,275
2/21	$15,923	$17,718
3/21	$15,933	$18,307
4/21	$16,780	$19,159
5/21	$16,896	$19,435
6/21	$17,031	$19,725
7/21	$17,146	$20,078
8/21	$17,377	$20,578
9/21	$16,722	$19,723
10/21	$17,936	$20,841
11/21	$17,541	$20,384
12/21	$17,963	$21,255
1/22	$17,058	$20,130
2/22	$16,283	$19,621
3/22	$16,313	$20,160
4/22	$15,216	$18,485
5/22	$15,085	$18,499
6/22	$13,797	$16,897
7/22	$15,125	$18,238
8/22	$14,471	$17,476
9/22	$13,203	$15,851
10/22	$13,747	$16,989
11/22	$15,065	$18,171
12/22	$14,435	$17,399
1/23	$15,815	$18,630
2/23	$15,342	$18,182
3/23	$15,352	$18,744
4/23	$15,493	$19,073
5/23	$14,979	$18,882
6/23	$16,289	$20,024
7/23	$16,631	$20,697
8/23	$16,037	$20,203
9/23	$15,160	$19,331
10/23	$14,828	$18,770
11/23	$16,379	$20,530
12/23	$16,978	$21,538
1/24	$17,423	$21,796
2/24	$18,810	$22,720
3/24	$19,457	$23,450
4/24	$18,557	$22,579
5/24	$19,457	$23,588
6/24	$19,852	$24,068
7/24	$19,923	$24,492
8/24	$20,631	$25,139
9/24	$20,752	$25,599
10/24	$20,783	$25,092
11/24	$21,794	$26,243
12/24	$20,975	$25,559

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	23.54%	10.58%	9.68%
Class A, with 5.25% maximum front end sales charge	17.05%	9.39%	9.00%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 36,769,314
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,576
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,769,314
# of Portfolio Holdings	47
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$9,576

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.4%
Short-Term Investments	0.7%
Consumer Staples	0.9%
Utilities	1.1%
Energy	1.7%
Real Estate	2.0%
Industrials	8.0%
Materials	8.2%
Communication Services	10.5%
Consumer Discretionary	17.6%
Information Technology	23.9%
Financials	25.0%

Top Ten Holdings (% of total investments)Footnote Referencea

CRH PLC	6.7%
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Ameriprise Financial, Inc.	5.5%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.4%
Microsoft Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Amazon.com, Inc.	4.6%
TJX Cos., Inc.	4.0%
Total	53.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169214
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class C
Trading Symbol	MLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.10%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑ Stock selection in and overweight to the financial services sector in the U.S., including positions in a leading global financial services company and a financial services company specializing in retail wealth management

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Underweight to health care stocks in the U.S.

↑ Stock selection in the Asia ex-Japan technology sector

↓ Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class C	MSCI World Net Index
5/16	$10,000	$10,000
5/16	$9,990	$9,992
6/16	$9,720	$9,880
7/16	$10,160	$10,297
8/16	$10,110	$10,306
9/16	$10,230	$10,361
10/16	$9,870	$10,160
11/16	$9,980	$10,306
12/16	$10,041	$10,553
1/17	$10,251	$10,808
2/17	$10,583	$11,107
3/17	$10,603	$11,226
4/17	$10,764	$11,392
5/17	$11,045	$11,633
6/17	$11,065	$11,678
7/17	$11,398	$11,957
8/17	$11,428	$11,974
9/17	$11,548	$12,243
10/17	$11,830	$12,474
11/17	$12,181	$12,744
12/17	$12,141	$12,917
1/18	$12,925	$13,599
2/18	$12,413	$13,035
3/18	$11,990	$12,751
4/18	$11,739	$12,898
5/18	$11,830	$12,979
6/18	$11,669	$12,973
7/18	$11,920	$13,378
8/18	$11,980	$13,543
9/18	$11,980	$13,619
10/18	$10,915	$12,619
11/18	$11,026	$12,762
12/18	$10,071	$11,792
1/19	$10,915	$12,709
2/19	$11,217	$13,091
3/19	$11,377	$13,263
4/19	$12,081	$13,733
5/19	$11,207	$12,941
6/19	$11,840	$13,794
7/19	$11,950	$13,862
8/19	$11,749	$13,579
9/19	$11,890	$13,868
10/19	$12,222	$14,220
11/19	$12,644	$14,616
12/19	$13,036	$15,054
1/20	$13,046	$14,963
2/20	$11,960	$13,698
3/20	$10,081	$11,885
4/20	$11,106	$13,184
5/20	$11,789	$13,820
6/20	$12,292	$14,186
7/20	$13,247	$14,865
8/20	$14,272	$15,858
9/20	$13,900	$15,311
10/20	$13,800	$14,841
11/20	$15,026	$16,739
12/20	$15,629	$17,448
1/21	$15,729	$17,275
2/21	$16,212	$17,718
3/21	$16,212	$18,307
4/21	$17,066	$19,159
5/21	$17,177	$19,435
6/21	$17,297	$19,725
7/21	$17,398	$20,078
8/21	$17,619	$20,578
9/21	$16,956	$19,723
10/21	$18,172	$20,841
11/21	$17,760	$20,384
12/21	$18,180	$21,255
1/22	$17,244	$20,130
2/22	$16,456	$19,621
3/22	$16,477	$20,160
4/22	$15,352	$18,485
5/22	$15,215	$18,499
6/22	$13,900	$16,897
7/22	$15,236	$18,238
8/22	$14,573	$17,476
9/22	$13,280	$15,851
10/22	$13,816	$16,989
11/22	$15,141	$18,171
12/22	$14,500	$17,399
1/23	$15,867	$18,630
2/23	$15,394	$18,182
3/23	$15,383	$18,744
4/23	$15,509	$19,073
5/23	$14,994	$18,882
6/23	$16,298	$20,024
7/23	$16,634	$20,697
8/23	$16,014	$20,203
9/23	$15,131	$19,331
10/23	$14,805	$18,770
11/23	$16,329	$20,530
12/23	$16,918	$21,538
1/24	$17,349	$21,796
2/24	$18,727	$22,720
3/24	$19,347	$23,450
4/24	$18,443	$22,579
5/24	$19,332	$23,588
6/24	$19,724	$24,068
7/24	$19,795	$24,492
8/24	$20,498	$25,139
9/24	$20,619	$25,599
10/24	$20,649	$25,092
11/24	$21,654	$26,243
12/24	$20,840	$25,559

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	22.62%	9.74%	8.92%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	21.62%	9.74%	8.92%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 36,769,314
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,576
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,769,314
# of Portfolio Holdings	47
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$9,576

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.4%
Short-Term Investments	0.7%
Consumer Staples	0.9%
Utilities	1.1%
Energy	1.7%
Real Estate	2.0%
Industrials	8.0%
Materials	8.2%
Communication Services	10.5%
Consumer Discretionary	17.6%
Information Technology	23.9%
Financials	25.0%

Top Ten Holdings (% of total investments)Footnote Referencea

CRH PLC	6.7%
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Ameriprise Financial, Inc.	5.5%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.4%
Microsoft Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Amazon.com, Inc.	4.6%
TJX Cos., Inc.	4.0%
Total	53.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169212
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class I
Trading Symbol	MLMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑ Stock selection in and overweight to the financial services sector in the U.S., including positions in a leading global financial services company and a financial services company specializing in retail wealth management

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Underweight to health care stocks in the U.S.

↑ Stock selection in the Asia ex-Japan technology sector

↓ Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class I	MSCI World Net Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$1,000,000
6/16	$973,000	$988,002
7/16	$1,018,000	$1,029,744
8/16	$1,014,000	$1,030,600
9/16	$1,027,000	$1,036,074
10/16	$992,000	$1,016,023
11/16	$1,003,000	$1,030,632
12/16	$1,010,838	$1,055,294
1/17	$1,033,010	$1,080,763
2/17	$1,067,275	$1,110,748
3/17	$1,070,299	$1,122,579
4/17	$1,088,439	$1,139,201
5/17	$1,116,658	$1,163,300
6/17	$1,120,689	$1,167,776
7/17	$1,155,096	$1,195,724
8/17	$1,159,132	$1,197,408
9/17	$1,172,246	$1,224,282
10/17	$1,202,511	$1,247,419
11/17	$1,238,828	$1,274,448
12/17	$1,235,936	$1,291,683
1/18	$1,316,981	$1,359,884
2/18	$1,266,328	$1,303,548
3/18	$1,224,792	$1,275,135
4/18	$1,199,466	$1,289,788
5/18	$1,210,609	$1,297,870
6/18	$1,194,400	$1,297,251
7/18	$1,221,753	$1,337,769
8/18	$1,228,844	$1,354,321
9/18	$1,229,858	$1,361,862
10/18	$1,121,460	$1,261,863
11/18	$1,134,630	$1,276,198
12/18	$1,036,291	$1,179,158
1/19	$1,125,116	$1,270,904
2/19	$1,156,766	$1,309,119
3/19	$1,174,122	$1,326,314
4/19	$1,248,654	$1,373,344
5/19	$1,158,808	$1,294,101
6/19	$1,226,192	$1,379,376
7/19	$1,237,423	$1,386,208
8/19	$1,219,045	$1,357,854
9/19	$1,234,360	$1,386,750
10/19	$1,269,073	$1,422,040
11/19	$1,316,038	$1,461,644
12/19	$1,357,113	$1,505,432
1/20	$1,359,170	$1,496,269
2/20	$1,247,021	$1,369,796
3/20	$1,052,560	$1,188,514
4/20	$1,160,594	$1,318,352
5/20	$1,233,645	$1,382,039
6/20	$1,287,148	$1,418,596
7/20	$1,387,979	$1,486,463
8/20	$1,497,042	$1,585,780
9/20	$1,458,973	$1,531,072
10/20	$1,449,713	$1,484,107
11/20	$1,580,383	$1,673,867
12/20	$1,645,203	$1,744,833
1/21	$1,656,521	$1,727,492
2/21	$1,710,024	$1,771,758
3/21	$1,711,052	$1,830,708
4/21	$1,802,624	$1,915,909
5/21	$1,816,000	$1,943,509
6/21	$1,831,433	$1,972,476
7/21	$1,843,780	$2,007,809
8/21	$1,869,502	$2,057,780
9/21	$1,799,537	$1,972,340
10/21	$1,931,236	$2,084,054
11/21	$1,889,051	$2,038,387
12/21	$1,935,201	$2,125,508
1/22	$1,837,420	$2,013,045
2/22	$1,754,682	$1,962,133
3/22	$1,758,981	$2,015,980
4/22	$1,640,784	$1,848,506
5/22	$1,626,815	$1,849,906
6/22	$1,488,203	$1,689,663
7/22	$1,632,188	$1,823,816
8/22	$1,562,344	$1,747,567
9/22	$1,425,881	$1,585,113
10/22	$1,484,979	$1,698,945
11/22	$1,627,890	$1,817,073
12/22	$1,560,364	$1,739,907
1/23	$1,710,254	$1,863,016
2/23	$1,659,572	$1,818,232
3/23	$1,660,650	$1,874,415
4/23	$1,675,747	$1,907,272
5/23	$1,621,830	$1,888,231
6/23	$1,764,171	$2,002,427
7/23	$1,801,913	$2,069,694
8/23	$1,737,213	$2,020,258
9/23	$1,642,318	$1,933,107
10/23	$1,607,811	$1,877,017
11/23	$1,776,033	$2,052,991
12/23	$1,840,657	$2,153,781
1/24	$1,889,524	$2,179,627
2/24	$2,041,554	$2,272,038
3/24	$2,111,054	$2,345,050
4/24	$2,014,406	$2,257,944
5/24	$2,113,226	$2,358,765
6/24	$2,155,577	$2,406,761
7/24	$2,164,265	$2,449,174
8/24	$2,242,452	$2,513,907
9/24	$2,255,483	$2,559,947
10/24	$2,259,827	$2,509,165
11/24	$2,369,506	$2,624,302
12/24	$2,282,092	$2,555,912

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	23.98%	10.95%	10.07%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 36,769,314
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,576
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,769,314
# of Portfolio Holdings	47
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$9,576

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.4%
Short-Term Investments	0.7%
Consumer Staples	0.9%
Utilities	1.1%
Energy	1.7%
Real Estate	2.0%
Industrials	8.0%
Materials	8.2%
Communication Services	10.5%
Consumer Discretionary	17.6%
Information Technology	23.9%
Financials	25.0%

Top Ten Holdings (% of total investments)Footnote Referencea

CRH PLC	6.7%
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Ameriprise Financial, Inc.	5.5%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.4%
Microsoft Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Amazon.com, Inc.	4.6%
TJX Cos., Inc.	4.0%
Total	53.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169215
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio
Class Name	Class R6
Trading Symbol	MLMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Index:

↑ Stock selection in and overweight to the financial services sector in the U.S., including positions in a leading global financial services company and a financial services company specializing in retail wealth management

↑ Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑ Underweight to health care stocks in the U.S.

↑ Stock selection in the Asia ex-Japan technology sector

↓ Overweight to quality stocks in Asia ex-Japan

Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$5,000,000
6/16	$4,865,000	$4,940,011
7/16	$5,090,000	$5,148,719
8/16	$5,070,000	$5,152,998
9/16	$5,135,000	$5,180,370
10/16	$4,960,000	$5,080,115
11/16	$5,020,000	$5,153,162
12/16	$5,054,958	$5,276,469
1/17	$5,165,834	$5,403,817
2/17	$5,337,189	$5,553,738
3/17	$5,352,308	$5,612,896
4/17	$5,443,026	$5,696,005
5/17	$5,584,141	$5,816,501
6/17	$5,604,300	$5,838,880
7/17	$5,776,361	$5,978,619
8/17	$5,796,541	$5,987,038
9/17	$5,862,124	$6,121,412
10/17	$6,013,470	$6,237,097
11/17	$6,200,129	$6,372,240
12/17	$6,181,943	$6,458,415
1/18	$6,587,316	$6,799,421
2/18	$6,333,958	$6,517,738
3/18	$6,126,204	$6,375,674
4/18	$5,999,525	$6,448,938
5/18	$6,055,264	$6,489,350
6/18	$5,979,256	$6,486,254
7/18	$6,116,070	$6,688,843
8/18	$6,146,473	$6,771,603
9/18	$6,151,540	$6,809,308
10/18	$5,614,420	$6,309,315
11/18	$5,675,226	$6,380,989
12/18	$5,186,888	$5,895,791
1/19	$5,631,478	$6,354,518
2/19	$5,789,895	$6,545,597
3/19	$5,876,769	$6,631,570
4/19	$6,249,817	$6,866,721
5/19	$5,800,116	$6,470,505
6/19	$6,137,391	$6,896,878
7/19	$6,193,604	$6,931,041
8/19	$6,101,620	$6,789,270
9/19	$6,178,273	$6,933,752
10/19	$6,357,131	$7,110,199
11/19	$6,587,092	$7,308,219
12/19	$6,789,551	$7,527,160
1/20	$6,805,005	$7,481,345
2/20	$6,243,502	$6,848,982
3/20	$5,269,887	$5,942,569
4/20	$5,810,784	$6,591,761
5/20	$6,176,534	$6,910,197
6/20	$6,444,407	$7,092,979
7/20	$6,949,245	$7,432,316
8/20	$7,495,293	$7,928,902
9/20	$7,304,692	$7,655,362
10/20	$7,258,329	$7,420,533
11/20	$7,912,557	$8,369,334
12/20	$8,242,247	$8,724,166
1/21	$8,298,913	$8,637,460
2/21	$8,561,634	$8,858,789
3/21	$8,571,937	$9,153,540
4/21	$9,030,412	$9,579,546
5/21	$9,097,380	$9,717,544
6/21	$9,169,500	$9,862,382
7/21	$9,236,468	$10,039,046
8/21	$9,360,102	$10,288,901
9/21	$9,014,958	$9,861,700
10/21	$9,669,186	$10,420,272
11/21	$9,463,130	$10,191,933
12/21	$9,688,802	$10,627,538
1/22	$9,204,630	$10,065,225
2/22	$8,790,395	$9,810,664
3/22	$8,811,914	$10,079,901
4/22	$8,220,149	$9,242,530
5/22	$8,155,593	$9,249,530
6/22	$7,456,235	$8,448,317
7/22	$8,182,492	$9,119,082
8/22	$7,832,812	$8,737,834
9/22	$7,144,213	$7,925,565
10/22	$7,440,096	$8,494,724
11/22	$8,160,973	$9,085,365
12/22	$7,821,114	$8,699,534
1/23	$8,566,496	$9,315,079
2/23	$8,318,036	$9,091,159
3/23	$8,323,437	$9,372,073
4/23	$8,399,055	$9,536,361
5/23	$8,128,989	$9,441,156
6/23	$8,841,964	$10,012,136
7/23	$9,031,010	$10,348,471
8/23	$8,706,931	$10,101,290
9/23	$8,231,614	$9,665,537
10/23	$8,058,772	$9,385,083
11/23	$8,906,780	$10,264,954
12/23	$9,229,273	$10,768,905
1/24	$9,474,154	$10,898,137
2/24	$10,236,004	$11,360,192
3/24	$10,589,720	$11,725,250
4/24	$10,099,959	$11,289,719
5/24	$10,595,162	$11,793,827
6/24	$10,812,834	$12,033,807
7/24	$10,856,368	$12,245,872
8/24	$11,242,735	$12,569,536
9/24	$11,308,036	$12,799,734
10/24	$11,335,245	$12,545,827
11/24	$11,884,866	$13,121,512
12/24	$11,446,205	$12,779,558

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	24.02%	11.01%	10.11%
MSCI World Net Index	18.67%	11.17%	11.53%

Performance Inception Date	May 27, 2016
AssetsNet	$ 36,769,314
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 9,576
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$36,769,314
# of Portfolio Holdings	47
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$9,576

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.4%
Short-Term Investments	0.7%
Consumer Staples	0.9%
Utilities	1.1%
Energy	1.7%
Real Estate	2.0%
Industrials	8.0%
Materials	8.2%
Communication Services	10.5%
Consumer Discretionary	17.6%
Information Technology	23.9%
Financials	25.0%

Top Ten Holdings (% of total investments)Footnote Referencea

CRH PLC	6.7%
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Ameriprise Financial, Inc.	5.5%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.4%
Microsoft Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Amazon.com, Inc.	4.6%
TJX Cos., Inc.	4.0%
Total	53.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204518
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class A
Trading Symbol	MSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average underweight in information technology, where a holding in a global edge network that focuses on content delivery, cybersecurity and cloud computing services was the largest detractor

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in health care, driven by underperformance in a holding in an analytical testing and laboratory services provider

↑ Stock selection in utilities, led by position in a U.S. electric power producer

↑ Stock selection in financials, led by holding in a global payments platform

↑ No exposure to materials

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/18	$9,479	$10,000
1/19	$10,133	$10,790
2/19	$10,711	$11,078
3/19	$11,251	$11,218
4/19	$12,142	$11,596
5/19	$10,891	$10,908
6/19	$11,564	$11,623
7/19	$11,355	$11,657
8/19	$11,479	$11,380
9/19	$11,062	$11,620
10/19	$11,100	$11,938
11/19	$12,360	$12,229
12/19	$12,313	$12,660
1/20	$13,109	$12,520
2/20	$12,209	$11,509
3/20	$8,976	$9,955
4/20	$11,033	$11,021
5/20	$13,602	$11,501
6/20	$15,725	$11,868
7/20	$17,024	$12,496
8/20	$19,318	$13,261
9/20	$19,100	$12,833
10/20	$18,531	$12,521
11/20	$23,592	$14,065
12/20	$25,746	$14,718
1/21	$33,529	$14,651
2/21	$34,321	$14,990
3/21	$31,476	$15,390
4/21	$33,285	$16,063
5/21	$31,955	$16,313
6/21	$35,485	$16,528
7/21	$33,431	$16,642
8/21	$32,669	$17,059
9/21	$31,349	$16,354
10/21	$34,028	$17,189
11/21	$30,146	$16,775
12/21	$28,114	$17,446
1/22	$22,983	$16,589
2/22	$20,392	$16,161
3/22	$19,173	$16,511
4/22	$15,219	$15,189
5/22	$13,007	$15,207
6/22	$11,379	$13,925
7/22	$12,382	$14,897
8/22	$11,891	$14,349
9/22	$10,795	$12,975
10/22	$10,877	$13,758
11/22	$10,088	$14,825
12/22	$9,453	$14,242
1/23	$11,440	$15,263
2/23	$11,788	$14,825
3/23	$12,372	$15,283
4/23	$11,901	$15,502
5/23	$13,263	$15,336
6/23	$15,240	$16,227
7/23	$17,237	$16,821
8/23	$16,407	$16,351
9/23	$15,137	$15,674
10/23	$13,427	$15,203
11/23	$14,093	$16,606
12/23	$16,262	$17,404
1/24	$15,378	$17,506
2/24	$16,356	$18,257
3/24	$17,126	$18,831
4/24	$15,909	$18,209
5/24	$15,888	$18,949
6/24	$15,378	$19,371
7/24	$16,523	$19,683
8/24	$16,387	$20,183
9/24	$17,428	$20,652
10/24	$16,887	$20,188
11/24	$17,761	$20,944
12/24	$17,168	$20,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class A	5.57%	6.87%	10.41%
Class A, with 5.25% maximum front end sales charge	0.00%	5.73%	9.43%
MSCI All Country World Net Index	17.49%	10.06%	12.66%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 27,993,056
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 40,326
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,993,056
# of Portfolio Holdings	32
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$40,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.6%
Short-Term Investments	2.6%
Industrials	7.1%
Utilities	8.3%
Health Care	24.1%
Information Technology	25.0%
Consumer Discretionary	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Appian Corp.	11.7%
Victoria PLC	10.6%
Talen Energy Corp.	4.7%
Lithia Motors, Inc.	4.5%
Babcock International Group PLC	4.4%
Tesla, Inc.	3.9%
Delivery Hero SE	3.9%
Avadel Pharmaceuticals PLC	3.7%
Vistra Corp.	3.6%
Global-e Online Ltd.	3.1%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204519
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class C
Trading Symbol	MSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	2.10%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average underweight in information technology, where a holding in a global edge network that focuses on content delivery, cybersecurity and cloud computing services was the largest detractor

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in health care, driven by underperformance in a holding in an analytical testing and laboratory services provider

↑ Stock selection in utilities, led by position in a U.S. electric power producer

↑ Stock selection in financials, led by holding in a global payments platform

↑ No exposure to materials

Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
12/18	$10,000	$10,000
1/19	$10,690	$10,790
2/19	$11,290	$11,078
3/19	$11,840	$11,218
4/19	$12,770	$11,596
5/19	$11,450	$10,908
6/19	$12,150	$11,623
7/19	$11,920	$11,657
8/19	$12,050	$11,380
9/19	$11,600	$11,620
10/19	$11,640	$11,938
11/19	$12,950	$12,229
12/19	$12,890	$12,660
1/20	$13,720	$12,520
2/20	$12,770	$11,509
3/20	$9,380	$9,955
4/20	$11,520	$11,021
5/20	$14,200	$11,501
6/20	$16,400	$11,868
7/20	$17,740	$12,496
8/20	$20,130	$13,261
9/20	$19,890	$12,833
10/20	$19,290	$12,521
11/20	$24,540	$14,065
12/20	$26,758	$14,718
1/21	$34,828	$14,651
2/21	$35,633	$14,990
3/21	$32,651	$15,390
4/21	$34,508	$16,063
5/21	$33,115	$16,313
6/21	$36,748	$16,528
7/21	$34,601	$16,642
8/21	$33,786	$17,059
9/21	$32,403	$16,354
10/21	$35,138	$17,189
11/21	$31,113	$16,775
12/21	$29,010	$17,446
1/22	$23,697	$16,589
2/22	$21,035	$16,161
3/22	$19,758	$16,511
4/22	$15,679	$15,189
5/22	$13,396	$15,207
6/22	$11,708	$13,925
7/22	$12,725	$14,897
8/22	$12,216	$14,349
9/22	$11,080	$12,975
10/22	$11,167	$13,758
11/22	$10,344	$14,825
12/22	$9,695	$14,242
1/23	$11,719	$15,263
2/23	$12,065	$14,825
3/23	$12,660	$15,283
4/23	$12,162	$15,502
5/23	$13,547	$15,336
6/23	$15,560	$16,227
7/23	$17,594	$16,821
8/23	$16,739	$16,351
9/23	$15,430	$15,674
10/23	$13,677	$15,203
11/23	$14,348	$16,606
12/23	$16,542	$17,404
1/24	$15,634	$17,506
2/24	$16,630	$18,257
3/24	$17,395	$18,831
4/24	$16,148	$18,209
5/24	$16,115	$18,949
6/24	$15,590	$19,371
7/24	$16,739	$19,683
8/24	$16,597	$20,183
9/24	$17,636	$20,652
10/24	$17,067	$20,188
11/24	$17,942	$20,944
12/24	$17,341	$20,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class C	4.83%	6.11%	9.61%
Class C, with 1% maximum contingent deferred sales charge	3.83%	6.11%	9.61%
MSCI All Country World Net Index	17.49%	10.06%	12.66%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 27,993,056
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 40,326
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,993,056
# of Portfolio Holdings	32
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$40,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.6%
Short-Term Investments	2.6%
Industrials	7.1%
Utilities	8.3%
Health Care	24.1%
Information Technology	25.0%
Consumer Discretionary	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Appian Corp.	11.7%
Victoria PLC	10.6%
Talen Energy Corp.	4.7%
Lithia Motors, Inc.	4.5%
Babcock International Group PLC	4.4%
Tesla, Inc.	3.9%
Delivery Hero SE	3.9%
Avadel Pharmaceuticals PLC	3.7%
Vistra Corp.	3.6%
Global-e Online Ltd.	3.1%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204520
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class I
Trading Symbol	MSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average underweight in information technology, where a holding in a global edge network that focuses on content delivery, cybersecurity and cloud computing services was the largest detractor

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in health care, driven by underperformance in a holding in an analytical testing and laboratory services provider

↑ Stock selection in utilities, led by position in a U.S. electric power producer

↑ Stock selection in financials, led by holding in a global payments platform

↑ No exposure to materials

Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/18	$1,000,000	$1,000,000
1/19	$1,070,000	$1,000,000
2/19	$1,131,000	$1,107,819
3/19	$1,188,000	$1,121,751
4/19	$1,282,000	$1,159,627
5/19	$1,151,000	$1,090,839
6/19	$1,222,000	$1,162,267
7/19	$1,200,000	$1,165,673
8/19	$1,214,000	$1,138,020
9/19	$1,170,000	$1,161,966
10/19	$1,175,000	$1,193,767
11/19	$1,309,000	$1,222,909
12/19	$1,303,000	$1,265,974
1/20	$1,389,000	$1,251,990
2/20	$1,294,000	$1,150,867
3/20	$951,000	$995,496
4/20	$1,169,000	$1,102,139
5/20	$1,442,000	$1,150,072
6/20	$1,667,000	$1,186,820
7/20	$1,806,000	$1,249,587
8/20	$2,050,000	$1,326,068
9/20	$2,028,000	$1,283,312
10/20	$1,968,000	$1,252,116
11/20	$2,506,000	$1,406,455
12/20	$2,736,680	$1,471,756
1/21	$3,563,568	$1,465,063
2/21	$3,649,251	$1,498,999
3/21	$3,347,813	$1,539,036
4/21	$3,541,889	$1,606,327
5/21	$3,401,494	$1,631,325
6/21	$3,778,291	$1,652,821
7/21	$3,560,471	$1,664,211
8/21	$3,480,983	$1,705,865
9/21	$3,341,619	$1,635,396
10/21	$3,626,540	$1,718,872
11/21	$3,213,612	$1,677,481
12/21	$2,999,112	$1,744,581
1/22	$2,452,247	$1,658,900
2/22	$2,176,653	$1,616,056
3/22	$2,046,961	$1,651,058
4/22	$1,625,465	$1,518,904
5/22	$1,389,859	$1,520,682
6/22	$1,215,856	$1,392,494
7/22	$1,322,851	$1,489,735
8/22	$1,270,975	$1,434,891
9/22	$1,154,253	$1,297,530
10/22	$1,163,980	$1,375,832
11/22	$1,079,680	$1,482,546
12/22	$1,012,673	$1,424,206
1/23	$1,225,583	$1,526,289
2/23	$1,262,329	$1,482,545
3/23	$1,326,094	$1,528,256
4/23	$1,275,298	$1,550,221
5/23	$1,422,281	$1,533,617
6/23	$1,635,191	$1,622,661
7/23	$1,849,182	$1,682,063
8/23	$1,761,640	$1,635,059
9/23	$1,624,384	$1,567,448
10/23	$1,441,735	$1,520,320
11/23	$1,513,065	$1,660,639
12/23	$1,747,427	$1,740,406
1/24	$1,652,733	$1,750,609
2/24	$1,759,539	$1,825,734
3/24	$1,842,120	$1,883,056
4/24	$1,712,192	$1,820,928
5/24	$1,709,990	$1,894,883
6/24	$1,654,935	$1,937,086
7/24	$1,779,358	$1,968,326
8/24	$1,766,145	$2,018,315
9/24	$1,877,355	$2,065,203
10/24	$1,818,998	$2,018,845
11/24	$1,914,792	$2,094,358
12/24	$1,851,968	$2,044,781

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class I	5.98%	7.28%	10.82%
MSCI All Country World Net Index	17.49%	10.06%	12.66%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 27,993,056
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 40,326
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,993,056
# of Portfolio Holdings	32
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$40,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.6%
Short-Term Investments	2.6%
Industrials	7.1%
Utilities	8.3%
Health Care	24.1%
Information Technology	25.0%
Consumer Discretionary	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Appian Corp.	11.7%
Victoria PLC	10.6%
Talen Energy Corp.	4.7%
Lithia Motors, Inc.	4.5%
Babcock International Group PLC	4.4%
Tesla, Inc.	3.9%
Delivery Hero SE	3.9%
Avadel Pharmaceuticals PLC	3.7%
Vistra Corp.	3.6%
Global-e Online Ltd.	3.1%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000204517
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio
Class Name	Class R6
Trading Symbol	MSJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Endurance Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average underweight in information technology, where a holding in a global edge network that focuses on content delivery, cybersecurity and cloud computing services was the largest detractor

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in health care, driven by underperformance in a holding in an analytical testing and laboratory services provider

↑ Stock selection in utilities, led by position in a U.S. electric power producer

↑ Stock selection in financials, led by holding in a global payments platform

↑ No exposure to materials

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
12/18	$5,000,000	$5,000,000
1/19	$5,350,000	$5,000,000
2/19	$5,655,000	$5,539,093
3/19	$5,940,000	$5,608,753
4/19	$6,410,000	$5,798,136
5/19	$5,755,000	$5,454,196
6/19	$6,110,000	$5,811,335
7/19	$6,000,000	$5,828,363
8/19	$6,075,000	$5,690,101
9/19	$5,850,000	$5,809,829
10/19	$5,875,000	$5,968,837
11/19	$6,545,000	$6,114,545
12/19	$6,520,000	$6,329,870
1/20	$6,945,000	$6,259,951
2/20	$6,470,000	$5,754,336
3/20	$4,755,000	$4,977,481
4/20	$5,850,000	$5,510,694
5/20	$7,215,000	$5,750,360
6/20	$8,345,000	$5,934,099
7/20	$9,035,000	$6,247,935
8/20	$10,260,000	$6,630,341
9/20	$10,150,000	$6,416,558
10/20	$9,850,000	$6,260,580
11/20	$12,545,000	$7,032,277
12/20	$13,696,971	$7,358,782
1/21	$17,837,556	$7,325,314
2/21	$18,266,071	$7,494,994
3/21	$16,758,526	$7,695,180
4/21	$17,729,137	$8,031,633
5/21	$17,026,993	$8,156,624
6/21	$18,916,586	$8,264,107
7/21	$17,827,231	$8,321,053
8/21	$17,424,530	$8,529,323
9/21	$16,727,549	$8,176,979
10/21	$18,157,651	$8,594,361
11/21	$16,092,522	$8,387,405
12/21	$15,014,602	$8,722,905
1/22	$12,279,761	$8,294,502
2/22	$10,901,531	$8,080,278
3/22	$10,247,547	$8,255,289
4/22	$8,139,665	$7,594,521
5/22	$6,961,414	$7,603,408
6/22	$6,085,832	$6,962,469
7/22	$6,626,315	$7,448,675
8/22	$6,366,883	$7,174,453
9/22	$5,783,162	$6,487,648
10/22	$5,831,805	$6,879,158
11/22	$5,404,824	$7,412,729
12/22	$5,069,725	$7,121,031
1/23	$6,134,476	$7,631,444
2/23	$6,323,644	$7,412,727
3/23	$6,642,529	$7,641,280
4/23	$6,388,502	$7,751,105
5/23	$7,123,558	$7,668,087
6/23	$8,188,309	$8,113,303
7/23	$9,263,869	$8,410,314
8/23	$8,826,078	$8,175,297
9/23	$8,139,665	$7,837,242
10/23	$7,226,250	$7,601,601
11/23	$7,582,968	$8,303,197
12/23	$8,753,387	$8,702,032
1/24	$8,285,144	$8,753,046
2/24	$8,813,983	$9,128,668
3/24	$9,232,647	$9,415,280
4/24	$8,577,107	$9,104,642
5/24	$8,571,598	$9,474,414
6/24	$8,296,161	$9,685,430
7/24	$8,918,649	$9,841,631
8/24	$8,852,544	$10,091,574
9/24	$9,414,436	$10,326,013
10/24	$9,122,472	$10,094,227
11/24	$9,596,224	$10,471,788
12/24	$9,282,788	$10,223,904

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 12/31/18 (Inception)
Class R6	6.05%	7.32%	10.86%
MSCI All Country World Net Index	17.49%	10.06%	12.66%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 27,993,056
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 40,326
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,993,056
# of Portfolio Holdings	32
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$40,326

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Financials	1.6%
Short-Term Investments	2.6%
Industrials	7.1%
Utilities	8.3%
Health Care	24.1%
Information Technology	25.0%
Consumer Discretionary	31.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Appian Corp.	11.7%
Victoria PLC	10.6%
Talen Energy Corp.	4.7%
Lithia Motors, Inc.	4.5%
Babcock International Group PLC	4.4%
Tesla, Inc.	3.9%
Delivery Hero SE	3.9%
Avadel Pharmaceuticals PLC	3.7%
Vistra Corp.	3.6%
Global-e Online Ltd.	3.1%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007755
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class A
Trading Symbol	MSFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology (IT) and consumer staples was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Consumer staples weakness was primarily down to stock-specific issues: Pernod Ricard and L’Oréal faced weakening U.S. and China demand and tariff threats, Constellation Brands suffered due to Mexican tariff fears, and we exited Reckitt Benckiser following a partial recovery in its share price

↑ Financials sector overweight

↑ Not owning the low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index
12/14	$9,477	$10,000
1/15	$9,434	$9,819
2/15	$9,876	$10,394
3/15	$9,520	$10,231
4/15	$9,962	$10,471
5/15	$10,038	$10,507
6/15	$9,805	$10,263
7/15	$10,364	$10,447
8/15	$9,486	$9,756
9/15	$9,558	$9,396
10/15	$10,427	$10,141
11/15	$10,235	$10,090
12/15	$10,069	$9,913
1/16	$10,074	$9,320
2/16	$9,832	$9,250
3/16	$10,438	$9,878
4/16	$10,468	$10,035
5/16	$10,604	$10,091
6/16	$10,740	$9,978
7/16	$10,802	$10,399
8/16	$10,792	$10,408
9/16	$10,807	$10,463
10/16	$10,564	$10,261
11/16	$10,316	$10,408
12/16	$10,609	$10,657
1/17	$10,940	$10,915
2/17	$11,393	$11,217
3/17	$11,651	$11,337
4/17	$11,909	$11,505
5/17	$12,456	$11,748
6/17	$12,340	$11,793
7/17	$12,446	$12,076
8/17	$12,378	$12,093
9/17	$12,351	$12,364
10/17	$12,704	$12,598
11/17	$13,026	$12,871
12/17	$13,323	$13,045
1/18	$13,851	$13,733
2/18	$13,119	$13,164
3/18	$13,191	$12,878
4/18	$13,125	$13,026
5/18	$13,273	$13,107
6/18	$13,752	$13,101
7/18	$14,021	$13,510
8/18	$14,149	$13,677
9/18	$14,404	$13,753
10/18	$13,583	$12,744
11/18	$13,977	$12,888
12/18	$13,086	$11,908
1/19	$13,644	$12,835
2/19	$14,347	$13,221
3/19	$15,055	$13,394
4/19	$15,456	$13,869
5/19	$15,026	$13,069
6/19	$15,816	$13,930
7/19	$15,845	$13,999
8/19	$15,915	$13,713
9/19	$15,816	$14,005
10/19	$15,938	$14,361
11/19	$16,420	$14,761
12/19	$16,912	$15,203
1/20	$17,179	$15,111
2/20	$15,899	$13,834
3/20	$14,697	$12,003
4/20	$16,044	$13,314
5/20	$16,676	$13,957
6/20	$16,991	$14,326
7/20	$17,896	$15,012
8/20	$18,551	$16,015
9/20	$18,102	$15,462
10/20	$17,222	$14,988
11/20	$18,424	$16,904
12/20	$19,102	$17,621
1/21	$18,606	$17,446
2/21	$18,537	$17,893
3/21	$19,334	$18,488
4/21	$20,357	$19,349
5/21	$20,483	$19,627
6/21	$20,947	$19,920
7/21	$21,537	$20,277
8/21	$21,738	$20,781
9/21	$20,884	$19,919
10/21	$22,158	$21,047
11/21	$21,568	$20,586
12/21	$23,231	$21,465
1/22	$21,833	$20,330
2/22	$21,104	$19,816
3/22	$21,124	$20,359
4/22	$20,151	$18,668
5/22	$20,183	$18,682
6/22	$18,939	$17,064
7/22	$20,183	$18,419
8/22	$19,075	$17,649
9/22	$17,302	$16,008
10/22	$18,205	$17,158
11/22	$19,809	$18,351
12/22	$19,177	$17,571
1/23	$20,054	$18,815
2/23	$19,295	$18,362
3/23	$20,381	$18,930
4/23	$21,048	$19,261
5/23	$20,302	$19,069
6/23	$21,414	$20,222
7/23	$21,630	$20,902
8/23	$21,519	$20,403
9/23	$20,355	$19,522
10/23	$19,975	$18,956
11/23	$21,650	$20,733
12/23	$22,277	$21,751
1/24	$22,743	$22,012
2/24	$23,355	$22,945
3/24	$23,362	$23,683
4/24	$22,064	$22,803
5/24	$22,550	$23,821
6/24	$22,883	$24,306
7/24	$23,702	$24,734
8/24	$24,554	$25,388
9/24	$25,053	$25,853
10/24	$24,267	$25,340
11/24	$24,947	$26,503
12/24	$24,216	$25,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	8.71%	7.44%	9.84%
Class A, with 5.25% maximum front end sales charge	3.01%	6.29%	9.25%
MSCI World Net Index	18.67%	11.17%	9.95%

AssetsNet	$ 2,763,486,138
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,891,138
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,763,486,138
# of Portfolio Holdings	39
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$20,891,138

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Communication Services	2.9%
Consumer Discretionary	5.9%
Industrials	11.8%
Health Care	15.4%
Consumer Staples	18.0%
Financals	21.8%
Information Technology	23.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.8%
SAP SE	7.3%
Visa, Inc.	6.6%
L'Oreal SA	4.2%
Accenture PLC	4.1%
Aon PLC	4.1%
Procter & Gamble Co.	3.3%
RELX PLC	3.2%
Abbott Laboratories	3.2%
Becton Dickinson & Co.	3.1%
Total	46.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class C
Trading Symbol	MSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.90%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology (IT) and consumer staples was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Consumer staples weakness was primarily down to stock-specific issues: Pernod Ricard and L’Oréal faced weakening U.S. and China demand and tariff threats, Constellation Brands suffered due to Mexican tariff fears, and we exited Reckitt Benckiser following a partial recovery in its share price

↑ Financials sector overweight

↑ Not owning the low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class C	MSCI World Net Index
9/15	$10,000	$10,000
10/15	$10,904	$10,792
11/15	$10,697	$10,739
12/15	$10,511	$10,550
1/16	$10,511	$9,919
2/16	$10,251	$9,845
3/16	$10,879	$10,513
4/16	$10,905	$10,679
5/16	$11,044	$10,739
6/16	$11,177	$10,619
7/16	$11,231	$11,068
8/16	$11,215	$11,077
9/16	$11,221	$11,136
10/16	$10,964	$10,920
11/16	$10,702	$11,077
12/16	$10,993	$11,342
1/17	$11,330	$11,616
2/17	$11,795	$11,938
3/17	$12,054	$12,066
4/17	$12,309	$12,244
5/17	$12,867	$12,503
6/17	$12,740	$12,551
7/17	$12,840	$12,852
8/17	$12,757	$12,870
9/17	$12,730	$13,159
10/17	$13,078	$13,407
11/17	$13,400	$13,698
12/17	$13,700	$13,883
1/18	$14,235	$14,616
2/18	$13,475	$14,011
3/18	$13,539	$13,705
4/18	$13,464	$13,863
5/18	$13,608	$13,950
6/18	$14,091	$13,943
7/18	$14,355	$14,378
8/18	$14,477	$14,556
9/18	$14,732	$14,637
10/18	$13,885	$13,563
11/18	$14,274	$13,717
12/18	$13,356	$12,674
1/19	$13,924	$13,660
2/19	$14,630	$14,070
3/19	$15,342	$14,255
4/19	$15,740	$14,761
5/19	$15,294	$13,909
6/19	$16,091	$14,826
7/19	$16,103	$14,899
8/19	$16,169	$14,594
9/19	$16,054	$14,905
10/19	$16,169	$15,284
11/19	$16,646	$15,710
12/19	$17,133	$16,180
1/20	$17,396	$16,082
2/20	$16,091	$14,723
3/20	$14,855	$12,774
4/20	$16,216	$14,170
5/20	$16,838	$14,854
6/20	$17,152	$15,247
7/20	$18,049	$15,977
8/20	$18,702	$17,044
9/20	$18,237	$16,456
10/20	$17,340	$15,951
11/20	$18,532	$17,991
12/20	$19,204	$18,754
1/21	$18,694	$18,567
2/21	$18,617	$19,043
3/21	$19,404	$19,677
4/21	$20,416	$20,592
5/21	$20,533	$20,889
6/21	$20,984	$21,200
7/21	$21,565	$21,580
8/21	$21,745	$22,117
9/21	$20,881	$21,199
10/21	$22,145	$22,399
11/21	$21,539	$21,909
12/21	$23,187	$22,845
1/22	$21,776	$21,636
2/22	$21,038	$21,089
3/22	$21,045	$21,668
4/22	$20,063	$19,868
5/22	$20,089	$19,883
6/22	$18,830	$18,161
7/22	$20,063	$19,602
8/22	$18,942	$18,783
9/22	$17,176	$17,037
10/22	$18,059	$18,260
11/22	$19,634	$19,530
12/22	$18,999	$18,701
1/23	$19,850	$20,024
2/23	$19,092	$19,542
3/23	$20,150	$20,146
4/23	$20,808	$20,499
5/23	$20,050	$20,295
6/23	$21,140	$21,522
7/23	$21,340	$22,245
8/23	$21,220	$21,714
9/23	$20,050	$20,777
10/23	$19,676	$20,174
11/23	$21,325	$22,066
12/23	$21,943	$23,149
1/24	$22,402	$23,427
2/24	$23,005	$24,420
3/24	$23,012	$25,205
4/24	$21,733	$24,268
5/24	$22,212	$25,352
6/24	$22,540	$25,868
7/24	$23,347	$26,324
8/24	$24,186	$27,020
9/24	$24,678	$27,514
10/24	$23,904	$26,969
11/24	$24,573	$28,206
12/24	$23,854	$27,471

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 9/30/15 (Inception)
Class C, with conversion to Class A after 8 years	7.90%	6.65%	9.85%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	6.94%	6.65%	9.85%
MSCI World Net Index	18.67%	11.17%	11.54%

Performance Inception Date	Sep. 30, 2015
AssetsNet	$ 2,763,486,138
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,891,138
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,763,486,138
# of Portfolio Holdings	39
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$20,891,138

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Communication Services	2.9%
Consumer Discretionary	5.9%
Industrials	11.8%
Health Care	15.4%
Consumer Staples	18.0%
Financals	21.8%
Information Technology	23.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.8%
SAP SE	7.3%
Visa, Inc.	6.6%
L'Oreal SA	4.2%
Accenture PLC	4.1%
Aon PLC	4.1%
Procter & Gamble Co.	3.3%
RELX PLC	3.2%
Abbott Laboratories	3.2%
Becton Dickinson & Co.	3.1%
Total	46.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007754
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class I
Trading Symbol	MSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology (IT) and consumer staples was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Consumer staples weakness was primarily down to stock-specific issues: Pernod Ricard and L’Oréal faced weakening U.S. and China demand and tariff threats, Constellation Brands suffered due to Mexican tariff fears, and we exited Reckitt Benckiser following a partial recovery in its share price

↑ Financials sector overweight

↑ Not owning the low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class I	MSCI World Net Index
12/14	$1,000,000	$1,000,000
1/15	$995,560	$981,880
2/15	$1,042,427	$1,039,407
3/15	$1,004,933	$1,023,137
4/15	$1,052,294	$1,047,132
5/15	$1,060,187	$1,050,739
6/15	$1,035,520	$1,026,307
7/15	$1,095,012	$1,044,729
8/15	$1,002,973	$975,595
9/15	$1,010,436	$939,611
10/15	$1,102,972	$1,014,069
11/15	$1,082,574	$1,009,024
12/15	$1,064,961	$991,288
1/16	$1,066,008	$931,985
2/16	$1,040,340	$925,048
3/16	$1,104,772	$987,821
4/16	$1,108,439	$1,003,452
5/16	$1,123,106	$1,009,088
6/16	$1,137,774	$997,781
7/16	$1,144,196	$1,039,935
8/16	$1,143,670	$1,040,800
9/16	$1,145,248	$1,046,328
10/16	$1,119,997	$1,026,079
11/16	$1,093,694	$1,040,833
12/16	$1,125,051	$1,065,738
1/17	$1,160,619	$1,091,460
2/17	$1,208,773	$1,121,741
3/17	$1,236,681	$1,133,690
4/17	$1,264,041	$1,150,476
5/17	$1,322,592	$1,174,814
6/17	$1,310,006	$1,179,334
7/17	$1,321,557	$1,207,558
8/17	$1,314,434	$1,209,259
9/17	$1,312,243	$1,236,399
10/17	$1,350,048	$1,259,766
11/17	$1,384,019	$1,287,062
12/17	$1,415,871	$1,304,467
1/18	$1,472,575	$1,373,343
2/18	$1,394,679	$1,316,449
3/18	$1,403,270	$1,287,755
4/18	$1,396,397	$1,302,553
5/18	$1,412,435	$1,310,715
6/18	$1,463,983	$1,310,090
7/18	$1,493,143	$1,351,009
8/18	$1,506,995	$1,367,725
9/18	$1,534,699	$1,375,340
10/18	$1,447,546	$1,274,352
11/18	$1,489,680	$1,288,829
12/18	$1,394,582	$1,190,829
1/19	$1,455,137	$1,283,482
2/19	$1,530,225	$1,322,076
3/19	$1,605,919	$1,339,441
4/19	$1,649,518	$1,386,936
5/19	$1,603,497	$1,306,909
6/19	$1,688,879	$1,393,028
7/19	$1,691,907	$1,399,928
8/19	$1,699,779	$1,371,293
9/19	$1,689,485	$1,400,475
10/19	$1,702,807	$1,436,114
11/19	$1,754,884	$1,476,110
12/19	$1,807,335	$1,520,332
1/20	$1,837,109	$1,511,078
2/20	$1,700,276	$1,383,354
3/20	$1,571,045	$1,200,277
4/20	$1,716,113	$1,331,400
5/20	$1,783,896	$1,395,718
6/20	$1,818,737	$1,432,636
7/20	$1,915,027	$1,501,175
8/20	$1,986,611	$1,601,475
9/20	$1,938,466	$1,546,226
10/20	$1,844,710	$1,498,795
11/20	$1,973,308	$1,690,433
12/20	$2,046,198	$1,762,102
1/21	$1,993,732	$1,744,589
2/21	$1,987,173	$1,789,293
3/21	$2,072,431	$1,848,827
4/21	$2,182,611	$1,934,872
5/21	$2,197,040	$1,962,744
6/21	$2,246,883	$1,991,999
7/21	$2,311,155	$2,027,681
8/21	$2,332,141	$2,078,147
9/21	$2,241,636	$1,991,861
10/21	$2,378,705	$2,104,681
11/21	$2,316,401	$2,058,561
12/21	$2,494,746	$2,146,544
1/22	$2,345,021	$2,032,969
2/22	$2,267,461	$1,981,552
3/22	$2,269,484	$2,035,933
4/22	$2,166,295	$1,866,801
5/22	$2,170,341	$1,868,215
6/22	$2,036,128	$1,706,386
7/22	$2,171,016	$1,841,867
8/22	$2,051,640	$1,764,863
9/22	$1,861,449	$1,600,801
10/22	$1,959,242	$1,715,760
11/22	$2,131,899	$1,835,057
12/22	$2,064,614	$1,757,127
1/23	$2,159,270	$1,881,455
2/23	$2,077,646	$1,836,227
3/23	$2,194,938	$1,892,966
4/23	$2,267,645	$1,926,149
5/23	$2,188,079	$1,906,919
6/23	$2,308,115	$2,022,246
7/23	$2,332,122	$2,090,179
8/23	$2,320,461	$2,040,253
9/23	$2,194,938	$1,952,240
10/23	$2,154,469	$1,895,594
11/23	$2,335,551	$2,073,310
12/23	$2,403,600	$2,175,097
1/24	$2,454,666	$2,201,200
2/24	$2,521,821	$2,294,525
3/24	$2,522,520	$2,368,260
4/24	$2,383,313	$2,280,291
5/24	$2,435,778	$2,382,111
6/24	$2,472,154	$2,430,582
7/24	$2,560,995	$2,473,414
8/24	$2,654,033	$2,538,788
9/24	$2,708,596	$2,585,283
10/24	$2,623,953	$2,533,999
11/24	$2,698,103	$2,650,276
12/24	$2,619,093	$2,581,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	8.97%	7.70%	10.11%
MSCI World Net Index	18.67%	11.17%	9.95%

AssetsNet	$ 2,763,486,138
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,891,138
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,763,486,138
# of Portfolio Holdings	39
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$20,891,138

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Communication Services	2.9%
Consumer Discretionary	5.9%
Industrials	11.8%
Health Care	15.4%
Consumer Staples	18.0%
Financals	21.8%
Information Technology	23.1%

Top Ten Holdings (% of total investments)

Microsoft Corp.	7.8%
SAP SE	7.3%
Visa, Inc.	6.6%
L'Oreal SA	4.2%
Accenture PLC	4.1%
Aon PLC	4.1%
Procter & Gamble Co.	3.3%
RELX PLC	3.2%
Abbott Laboratories	3.2%
Becton Dickinson & Co.	3.1%
Total	46.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113809
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class L
Trading Symbol	MSFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$174	1.67%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology (IT) and consumer staples was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Consumer staples weakness was primarily down to stock-specific issues: Pernod Ricard and L’Oréal faced weakening U.S. and China demand and tariff threats, Constellation Brands suffered due to Mexican tariff fears, and we exited Reckitt Benckiser following a partial recovery in its share price

↑ Financials sector overweight

↑ Not owning the low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class L	MSCI World Net Index
12/14	$10,000	$10,000
1/15	$9,950	$9,819
2/15	$10,413	$10,394
3/15	$10,030	$10,231
4/15	$10,493	$10,471
5/15	$10,569	$10,507
6/15	$10,317	$10,263
7/15	$10,904	$10,447
8/15	$9,980	$9,756
9/15	$10,046	$9,396
10/15	$10,960	$10,141
11/15	$10,751	$10,090
12/15	$10,572	$9,913
1/16	$10,572	$9,320
2/16	$10,312	$9,250
3/16	$10,944	$9,878
4/16	$10,976	$10,035
5/16	$11,114	$10,091
6/16	$11,252	$9,978
7/16	$11,312	$10,399
8/16	$11,296	$10,408
9/16	$11,306	$10,463
10/16	$11,045	$10,261
11/16	$10,784	$10,408
12/16	$11,082	$10,657
1/17	$11,429	$10,915
2/17	$11,897	$11,217
3/17	$12,161	$11,337
4/17	$12,425	$11,505
5/17	$12,987	$11,748
6/17	$12,860	$11,793
7/17	$12,966	$12,076
8/17	$12,888	$12,093
9/17	$12,861	$12,364
10/17	$13,219	$12,598
11/17	$13,550	$12,871
12/17	$13,850	$13,045
1/18	$14,400	$13,733
2/18	$13,627	$13,164
3/18	$13,701	$12,878
4/18	$13,627	$13,026
5/18	$13,770	$13,107
6/18	$14,269	$13,101
7/18	$14,537	$13,510
8/18	$14,664	$13,677
9/18	$14,924	$13,753
10/18	$14,070	$12,744
11/18	$14,468	$12,888
12/18	$13,534	$11,908
1/19	$14,111	$12,835
2/19	$14,832	$13,221
3/19	$15,554	$13,394
4/19	$15,963	$13,869
5/19	$15,512	$13,069
6/19	$16,323	$13,930
7/19	$16,347	$13,999
8/19	$16,414	$13,713
9/19	$16,299	$14,005
10/19	$16,420	$14,361
11/19	$16,907	$14,761
12/19	$17,407	$15,203
1/20	$17,682	$15,111
2/20	$16,351	$13,834
3/20	$15,106	$12,003
4/20	$16,488	$13,314
5/20	$17,126	$13,957
6/20	$17,451	$14,326
7/20	$18,364	$15,012
8/20	$19,033	$16,015
9/20	$18,564	$15,462
10/20	$17,657	$14,988
11/20	$18,877	$16,904
12/20	$19,563	$17,621
1/21	$19,048	$17,446
2/21	$18,971	$17,893
3/21	$19,775	$18,488
4/21	$20,817	$19,349
5/21	$20,940	$19,627
6/21	$21,403	$19,920
7/21	$21,995	$20,277
8/21	$22,188	$20,781
9/21	$21,306	$19,919
10/21	$22,599	$21,047
11/21	$21,995	$20,586
12/21	$23,675	$21,465
1/22	$22,241	$20,330
2/22	$21,492	$19,816
3/22	$21,499	$20,359
4/22	$20,506	$18,668
5/22	$20,532	$18,682
6/22	$19,250	$17,064
7/22	$20,512	$18,419
8/22	$19,375	$17,649
9/22	$17,567	$16,008
10/22	$18,474	$17,158
11/22	$20,092	$18,351
12/22	$19,446	$17,571
1/23	$20,323	$18,815
2/23	$19,546	$18,362
3/23	$20,635	$18,930
4/23	$21,312	$19,261
5/23	$20,542	$19,069
6/23	$21,664	$20,222
7/23	$21,870	$20,902
8/23	$21,750	$20,403
9/23	$20,562	$19,522
10/23	$20,170	$18,956
11/23	$21,850	$20,733
12/23	$22,474	$21,751
1/24	$22,938	$22,012
2/24	$23,543	$22,945
3/24	$23,537	$23,683
4/24	$22,225	$22,803
5/24	$22,702	$23,821
6/24	$23,032	$24,306
7/24	$23,839	$24,734
8/24	$24,687	$25,388
9/24	$25,178	$25,853
10/24	$24,377	$25,340
11/24	$25,050	$26,503
12/24	$24,306	$25,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	8.15%	6.90%	9.29%
MSCI World Net Index	18.67%	11.17%	9.95%

AssetsNet	$ 2,763,486,138
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,891,138
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,763,486,138
# of Portfolio Holdings	39
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$20,891,138

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Communication Services	2.9%
Consumer Discretionary	5.9%
Industrials	11.8%
Health Care	15.4%
Consumer Staples	18.0%
Financals	21.8%
Information Technology	23.1%

Top Ten Holdings (% of total investments)

Microsoft Corp.	7.8%
SAP SE	7.3%
Visa, Inc.	6.6%
L'Oreal SA	4.2%
Accenture PLC	4.1%
Aon PLC	4.1%
Procter & Gamble Co.	3.3%
RELX PLC	3.2%
Abbott Laboratories	3.2%
Becton Dickinson & Co.	3.1%
Total	46.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156276
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	MGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World Net Index:

↓ Stock selection in information technology (IT) and consumer staples was the primary detractor

↓ The portfolio’s tilt toward software and IT services significantly lagged semiconductors and hardware. The relative performance impact of the “Magnificent Seven” was notable: the portfolio owned Microsoft and Alphabet, but the Fund’s high quality bar and strict valuation discipline precluded it from owning the other five, which detracted significantly.

↓ Consumer staples weakness was primarily down to stock-specific issues: Pernod Ricard and L’Oréal faced weakening U.S. and China demand and tariff threats, Constellation Brands suffered due to Mexican tariff fears, and we exited Reckitt Benckiser following a partial recovery in its share price

↑ Financials sector overweight

↑ Not owning the low quality, cyclical sectors, specifically materials, energy and real estate

Line Graph [Table Text Block]
	Class R6	MSCI World Net Index
5/15	$5,000,000	$5,000,000
5/15	$5,000,000	$5,000,000
6/15	$4,883,667	$5,000,000
7/15	$5,164,236	$4,971,402
8/15	$4,730,168	$4,642,421
9/15	$4,765,363	$4,471,189
10/15	$5,201,777	$4,825,504
11/15	$5,105,578	$4,801,494
12/15	$5,022,399	$4,717,096
1/16	$5,027,342	$4,434,900
2/16	$4,908,703	$4,401,893
3/16	$5,212,716	$4,700,601
4/16	$5,230,017	$4,774,981
5/16	$5,299,224	$4,801,800
6/16	$5,368,430	$4,747,994
7/16	$5,398,732	$4,948,589
8/16	$5,396,250	$4,952,702
9/16	$5,403,696	$4,979,010
10/16	$5,284,552	$4,882,652
11/16	$5,162,925	$4,952,860
12/16	$5,308,853	$5,071,374
1/17	$5,479,357	$5,193,772
2/17	$5,706,695	$5,337,865
3/17	$5,835,864	$5,394,724
4/17	$5,967,616	$5,474,603
5/17	$6,241,455	$5,590,415
6/17	$6,184,621	$5,611,924
7/17	$6,239,151	$5,746,231
8/17	$6,208,110	$5,754,323
9/17	$6,197,763	$5,883,474
10/17	$6,373,660	$5,994,663
11/17	$6,536,622	$6,124,553
12/17	$6,689,166	$6,207,378
1/18	$6,957,057	$6,535,129
2/18	$6,589,045	$6,264,395
3/18	$6,629,635	$6,127,853
4/18	$6,597,163	$6,198,270
5/18	$6,672,930	$6,237,111
6/18	$6,916,468	$6,234,135
7/18	$7,054,230	$6,428,850
8/18	$7,119,673	$6,508,393
9/18	$7,250,560	$6,544,632
10/18	$6,841,540	$6,064,074
11/18	$7,037,869	$6,132,961
12/18	$6,592,295	$5,666,623
1/19	$6,875,681	$6,107,519
2/19	$7,233,491	$6,291,171
3/19	$7,591,301	$6,373,802
4/19	$7,797,400	$6,599,813
5/19	$7,582,714	$6,218,998
6/19	$7,983,461	$6,628,798
7/19	$8,000,636	$6,661,633
8/19	$8,037,849	$6,525,373
9/19	$7,989,186	$6,664,239
10/19	$8,052,161	$6,833,827
11/19	$8,298,334	$7,024,150
12/19	$8,548,520	$7,234,581
1/20	$8,689,347	$7,190,547
2/20	$8,042,141	$6,582,764
3/20	$7,433,887	$5,711,583
4/20	$8,120,045	$6,335,541
5/20	$8,443,649	$6,641,599
6/20	$8,605,450	$6,817,276
7/20	$9,063,888	$7,143,424
8/20	$9,402,473	$7,620,707
9/20	$9,174,752	$7,357,800
10/20	$8,731,296	$7,132,099
11/20	$9,342,547	$8,044,020
12/20	$9,688,361	$8,385,060
1/21	$9,440,021	$8,301,724
2/21	$9,408,978	$8,514,450
3/21	$9,815,635	$8,797,744
4/21	$10,337,149	$9,207,192
5/21	$10,405,442	$9,339,825
6/21	$10,644,469	$9,479,034
7/21	$10,948,686	$9,648,830
8/21	$11,051,126	$9,888,974
9/21	$10,619,635	$9,478,378
10/21	$11,271,528	$10,015,239
11/21	$10,976,624	$9,795,775
12/21	$11,824,435	$10,214,448
1/22	$11,115,160	$9,673,993
2/22	$10,747,743	$9,429,326
3/22	$10,760,523	$9,688,098
4/22	$10,268,504	$8,883,275
5/22	$10,287,673	$8,890,003
6/22	$9,655,077	$8,119,933
7/22	$10,294,063	$8,764,626
8/22	$9,731,756	$8,398,196
9/22	$8,830,786	$7,617,501
10/22	$9,290,855	$8,164,536
11/22	$10,111,952	$8,732,219
12/22	$9,794,187	$8,361,386
1/23	$10,243,074	$8,953,004
2/23	$9,859,243	$8,737,787
3/23	$10,415,472	$9,007,782
4/23	$10,763,522	$9,165,685
5/23	$10,382,944	$9,074,180
6/23	$10,955,438	$9,622,967
7/23	$11,069,286	$9,946,229
8/23	$11,013,988	$9,708,656
9/23	$10,418,725	$9,289,840
10/23	$10,226,810	$9,020,287
11/23	$11,088,802	$9,865,958
12/23	$11,412,213	$10,350,320
1/24	$11,657,923	$10,474,529
2/24	$11,973,361	$10,918,624
3/24	$11,980,001	$11,269,492
4/24	$11,319,242	$10,850,890
5/24	$11,568,272	$11,335,404
6/24	$11,744,253	$11,566,056
7/24	$12,165,944	$11,769,878
8/24	$12,607,557	$12,080,961
9/24	$12,869,868	$12,302,211
10/24	$12,468,100	$12,058,173
11/24	$12,823,383	$12,611,482
12/24	$12,446,807	$12,282,819

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/29/15 (Inception)
Class R6	9.07%	7.80%	9.98%
MSCI World Net Index	18.67%	11.17%	9.82%

Performance Inception Date	May 29, 2015
AssetsNet	$ 2,763,486,138
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 20,891,138
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,763,486,138
# of Portfolio Holdings	39
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$20,891,138

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Communication Services	2.9%
Consumer Discretionary	5.9%
Industrials	11.8%
Health Care	15.4%
Consumer Staples	18.0%
Financals	21.8%
Information Technology	23.1%

Top Ten Holdings (% of total investments)

Microsoft Corp.	7.8%
SAP SE	7.3%
Visa, Inc.	6.6%
L'Oreal SA	4.2%
Accenture PLC	4.1%
Aon PLC	4.1%
Procter & Gamble Co.	3.3%
RELX PLC	3.2%
Abbott Laboratories	3.2%
Becton Dickinson & Co.	3.1%
Total	46.9%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094893
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class A
Trading Symbol	MIGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.32%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and average underweight in industrials, where an operator of a leading global ridesharing services platform (sold) and an operator of a Southeast Asian super app (an integrated app platform combining multiple services) contributed

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to financials

↓ Stock selection in materials, driven by a position in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products (sold from the portfolio)

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/14	$9,478	$10,000
1/15	$9,575	$9,844
2/15	$10,075	$10,392
3/15	$10,000	$10,231
4/15	$10,052	$10,528
5/15	$10,007	$10,514
6/15	$9,933	$10,266
7/15	$10,222	$10,355
8/15	$9,470	$9,646
9/15	$9,158	$9,296
10/15	$9,956	$10,026
11/15	$10,040	$9,943
12/15	$9,800	$9,764
1/16	$9,130	$9,175
2/16	$8,795	$9,112
3/16	$9,330	$9,787
4/16	$9,409	$9,931
5/16	$9,521	$9,944
6/16	$9,489	$9,884
7/16	$9,995	$10,310
8/16	$10,068	$10,344
9/16	$10,237	$10,408
10/16	$10,011	$10,231
11/16	$9,778	$10,309
12/16	$9,789	$10,531
1/17	$10,286	$10,819
2/17	$10,547	$11,123
3/17	$10,889	$11,259
4/17	$11,533	$11,434
5/17	$12,087	$11,687
6/17	$12,006	$11,740
7/17	$12,519	$12,068
8/17	$12,748	$12,114
9/17	$12,699	$12,348
10/17	$13,066	$12,605
11/17	$13,481	$12,849
12/17	$13,805	$13,056
1/18	$14,903	$13,793
2/18	$14,567	$13,213
3/18	$14,231	$12,931
4/18	$14,558	$13,054
5/18	$14,894	$13,070
6/18	$14,966	$13,000
7/18	$14,821	$13,392
8/18	$15,264	$13,497
9/18	$15,218	$13,555
10/18	$13,647	$12,540
11/18	$13,946	$12,723
12/18	$12,972	$11,827
1/19	$14,315	$12,761
2/19	$15,129	$13,102
3/19	$15,621	$13,267
4/19	$16,312	$13,715
5/19	$15,678	$12,901
6/19	$16,634	$13,746
7/19	$16,794	$13,786
8/19	$16,208	$13,459
9/19	$15,839	$13,742
10/19	$15,981	$14,119
11/19	$16,804	$14,463
12/19	$16,998	$14,973
1/20	$17,782	$14,807
2/20	$16,921	$13,611
3/20	$14,841	$11,774
4/20	$17,637	$13,035
5/20	$21,023	$13,602
6/20	$23,403	$14,036
7/20	$25,377	$14,779
8/20	$27,108	$15,683
9/20	$26,557	$15,178
10/20	$26,247	$14,809
11/20	$30,940	$16,634
12/20	$33,056	$17,406
1/21	$32,535	$17,327
2/21	$33,968	$17,729
3/21	$31,452	$18,202
4/21	$32,505	$18,998
5/21	$31,252	$19,294
6/21	$33,858	$19,548
7/21	$33,547	$19,682
8/21	$34,239	$20,175
9/21	$31,432	$19,342
10/21	$33,607	$20,329
11/21	$31,352	$19,839
12/21	$28,266	$20,633
1/22	$21,587	$19,620
2/22	$21,764	$19,113
3/22	$19,989	$19,527
4/22	$15,698	$17,964
5/22	$13,778	$17,985
6/22	$12,665	$16,469
7/22	$14,520	$17,619
8/22	$14,440	$16,970
9/22	$13,181	$15,346
10/22	$13,520	$16,272
11/22	$13,455	$17,534
12/22	$11,919	$16,844
1/23	$14,180	$18,051
2/23	$13,615	$17,534
3/23	$14,390	$18,075
4/23	$13,679	$18,334
5/23	$14,891	$18,138
6/23	$15,973	$19,191
7/23	$17,346	$19,894
8/23	$15,747	$19,338
9/23	$14,745	$18,538
10/23	$13,453	$17,981
11/23	$15,924	$19,640
12/23	$17,943	$20,584
1/24	$16,716	$20,704
2/24	$18,783	$21,593
3/24	$19,332	$22,271
4/24	$17,830	$21,536
5/24	$17,862	$22,411
6/24	$18,508	$22,910
7/24	$18,686	$23,279
8/24	$20,059	$23,870
9/24	$21,351	$24,425
10/24	$22,724	$23,877
11/24	$27,892	$24,770
12/24	$26,499	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	47.68%	9.29%	10.83%
Class A, with 5.25% maximum front end sales charge	39.88%	8.12%	10.24%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 69,383,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 274,227
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,383,054
# of Portfolio Holdings	31
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$274,227

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.4%
Industrials	2.6%
Investment Companies	2.8%
Health Care	6.3%
Communication Services	9.1%
Financals	12.6%
Information Technology	29.8%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.9%
Cloudflare, Inc.	8.2%
Global-e Online Ltd.	6.6%
Affirm Holdings, Inc.	6.3%
Shopify, Inc.	6.3%
Adyen NV	5.9%
MercadoLibre, Inc.	5.4%
DoorDash, Inc.	4.9%
Aurora Innovation, Inc.	4.5%
Trade Desk, Inc.	4.3%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155902
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class C
Trading Symbol	MSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$259	2.10%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and average underweight in industrials, where an operator of a leading global ridesharing services platform (sold) and an operator of a Southeast Asian super app (an integrated app platform combining multiple services) contributed

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to financials

↓ Stock selection in materials, driven by a position in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products (sold from the portfolio)

Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
4/15	$10,000	$10,000
5/15	$9,947	$9,987
6/15	$9,865	$9,752
7/15	$10,148	$9,837
8/15	$9,396	$9,162
9/15	$9,089	$8,830
10/15	$9,864	$9,523
11/15	$9,948	$9,445
12/15	$9,706	$9,274
1/16	$9,029	$8,715
2/16	$8,691	$8,655
3/16	$9,215	$9,296
4/16	$9,287	$9,434
5/16	$9,400	$9,446
6/16	$9,352	$9,388
7/16	$9,847	$9,793
8/16	$9,913	$9,826
9/16	$10,076	$9,886
10/16	$9,847	$9,718
11/16	$9,611	$9,792
12/16	$9,614	$10,004
1/17	$10,101	$10,277
2/17	$10,348	$10,566
3/17	$10,678	$10,695
4/17	$11,305	$10,861
5/17	$11,849	$11,101
6/17	$11,758	$11,152
7/17	$12,253	$11,463
8/17	$12,459	$11,507
9/17	$12,409	$11,730
10/17	$12,764	$11,973
11/17	$13,160	$12,205
12/17	$13,462	$12,402
1/18	$14,522	$13,101
2/18	$14,181	$12,551
3/18	$13,849	$12,283
4/18	$14,154	$12,400
5/18	$14,476	$12,415
6/18	$14,532	$12,348
7/18	$14,393	$12,720
8/18	$14,806	$12,820
9/18	$14,750	$12,876
10/18	$13,228	$11,911
11/18	$13,494	$12,086
12/18	$12,550	$11,234
1/19	$13,841	$12,121
2/19	$14,611	$12,446
3/19	$15,083	$12,602
4/19	$15,738	$13,028
5/19	$15,122	$12,255
6/19	$16,027	$13,057
7/19	$16,172	$13,095
8/19	$15,594	$12,785
9/19	$15,228	$13,054
10/19	$15,353	$13,411
11/19	$16,133	$13,738
12/19	$16,312	$14,222
1/20	$17,052	$14,065
2/20	$16,213	$12,929
3/20	$14,211	$11,184
4/20	$16,884	$12,382
5/20	$20,109	$12,920
6/20	$22,367	$13,333
7/20	$24,241	$14,038
8/20	$25,878	$14,897
9/20	$25,336	$14,417
10/20	$25,020	$14,067
11/20	$29,478	$15,800
12/20	$31,477	$16,534
1/21	$30,965	$16,459
2/21	$32,307	$16,840
3/21	$29,889	$17,290
4/21	$30,883	$18,046
5/21	$29,664	$18,327
6/21	$32,122	$18,568
7/21	$31,815	$18,696
8/21	$32,440	$19,164
9/21	$29,766	$18,372
10/21	$31,805	$19,310
11/21	$29,654	$18,845
12/21	$26,711	$19,599
1/22	$20,398	$18,637
2/22	$20,554	$18,155
3/22	$18,854	$18,548
4/22	$14,795	$17,064
5/22	$12,991	$17,084
6/22	$11,916	$15,644
7/22	$13,668	$16,736
8/22	$13,564	$16,120
9/22	$12,384	$14,577
10/22	$12,696	$15,456
11/22	$12,627	$16,655
12/22	$11,201	$16,000
1/23	$13,302	$17,147
2/23	$12,746	$16,655
3/23	$13,476	$17,169
4/23	$12,816	$17,416
5/23	$13,951	$17,229
6/23	$14,964	$18,229
7/23	$16,251	$18,897
8/23	$14,753	$18,369
9/23	$13,814	$17,609
10/23	$12,604	$17,080
11/23	$14,919	$18,656
12/23	$16,810	$19,552
1/24	$15,660	$19,667
2/24	$17,597	$20,511
3/24	$18,112	$21,155
4/24	$16,704	$20,457
5/24	$16,735	$21,288
6/24	$17,340	$21,762
7/24	$17,506	$22,113
8/24	$18,793	$22,674
9/24	$20,003	$23,201
10/24	$21,289	$22,680
11/24	$26,131	$23,529
12/24	$24,826	$22,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	46.49%	8.45%	9.86%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	45.49%	8.45%	9.86%
MSCI All Country World Net Index	17.49%	10.06%	8.98%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 69,383,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 274,227
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,383,054
# of Portfolio Holdings	31
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$274,227

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.4%
Industrials	2.6%
Investment Companies	2.8%
Health Care	6.3%
Communication Services	9.1%
Financals	12.6%
Information Technology	29.8%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.9%
Cloudflare, Inc.	8.2%
Global-e Online Ltd.	6.6%
Affirm Holdings, Inc.	6.3%
Shopify, Inc.	6.3%
Adyen NV	5.9%
MercadoLibre, Inc.	5.4%
DoorDash, Inc.	4.9%
Aurora Innovation, Inc.	4.5%
Trade Desk, Inc.	4.3%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094891
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class I
Trading Symbol	MIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.00%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and average underweight in industrials, where an operator of a leading global ridesharing services platform (sold) and an operator of a Southeast Asian super app (an integrated app platform combining multiple services) contributed

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to financials

↓ Stock selection in materials, driven by a position in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products (sold from the portfolio)

Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/14	$1,000,000	$1,000,000
1/15	$1,010,989	$984,369
2/15	$1,064,364	$1,039,171
3/15	$1,056,515	$1,023,066
4/15	$1,062,009	$1,052,752
5/15	$1,058,085	$1,051,379
6/15	$1,050,235	$1,026,626
7/15	$1,081,411	$1,035,542
8/15	$1,002,107	$964,555
9/15	$970,065	$929,611
10/15	$1,054,175	$1,002,568
11/15	$1,063,788	$994,291
12/15	$1,038,522	$976,361
1/16	$967,943	$917,476
2/16	$931,813	$911,160
3/16	$989,789	$978,686
4/16	$998,191	$993,133
5/16	$1,010,795	$994,387
6/16	$1,007,434	$988,364
7/16	$1,060,792	$1,030,959
8/16	$1,069,285	$1,034,426
9/16	$1,087,970	$1,040,765
10/16	$1,064,190	$1,023,101
11/16	$1,039,560	$1,030,876
12/16	$1,040,741	$1,053,144
1/17	$1,094,839	$1,081,941
2/17	$1,122,318	$1,112,291
3/17	$1,159,242	$1,125,898
4/17	$1,227,938	$1,143,445
5/17	$1,288,046	$1,168,695
6/17	$1,279,459	$1,174,010
7/17	$1,334,416	$1,206,819
8/17	$1,358,460	$1,211,443
9/17	$1,354,166	$1,234,848
10/17	$1,393,666	$1,260,490
11/17	$1,438,318	$1,284,891
12/17	$1,473,256	$1,305,605
1/18	$1,589,741	$1,379,263
2/18	$1,554,414	$1,321,337
3/18	$1,520,041	$1,293,051
4/18	$1,554,414	$1,305,399
5/18	$1,591,651	$1,307,029
6/18	$1,599,289	$1,299,951
7/18	$1,584,913	$1,339,153
8/18	$1,631,557	$1,349,674
9/18	$1,627,670	$1,355,548
10/18	$1,460,530	$1,253,965
11/18	$1,493,005	$1,272,304
12/18	$1,388,564	$1,182,690
1/19	$1,532,792	$1,276,075
2/19	$1,620,323	$1,310,206
3/19	$1,674,035	$1,326,684
4/19	$1,747,641	$1,371,480
5/19	$1,680,998	$1,290,125
6/19	$1,783,449	$1,374,602
7/19	$1,801,354	$1,378,630
8/19	$1,738,689	$1,345,925
9/19	$1,698,902	$1,374,246
10/19	$1,714,817	$1,411,857
11/19	$1,804,338	$1,446,323
12/19	$1,825,803	$1,497,255
1/20	$1,910,180	$1,480,717
2/20	$1,817,670	$1,361,120
3/20	$1,595,036	$1,177,364
4/20	$1,896,965	$1,303,489
5/20	$2,260,905	$1,360,179
6/20	$2,517,087	$1,403,640
7/20	$2,730,572	$1,477,875
8/20	$2,916,609	$1,568,328
9/20	$2,857,646	$1,517,760
10/20	$2,825,115	$1,480,866
11/20	$3,331,379	$1,663,401
12/20	$3,559,865	$1,740,632
1/21	$3,504,095	$1,732,716
2/21	$3,658,780	$1,772,851
3/21	$3,388,344	$1,820,203
4/21	$3,504,095	$1,899,787
5/21	$3,369,403	$1,929,352
6/21	$3,650,362	$1,954,776
7/21	$3,618,793	$1,968,246
8/21	$3,693,505	$2,017,510
9/21	$3,392,553	$1,934,167
10/21	$3,628,264	$2,032,894
11/21	$3,385,187	$1,983,941
12/21	$3,052,559	$2,063,299
1/22	$2,332,741	$1,961,966
2/22	$2,352,736	$1,911,293
3/22	$2,161,118	$1,952,690
4/22	$1,696,236	$1,796,393
5/22	$1,491,288	$1,798,496
6/22	$1,369,652	$1,646,889
7/22	$1,571,268	$1,761,895
8/22	$1,562,937	$1,697,031
9/22	$1,426,305	$1,534,576
10/22	$1,464,628	$1,627,183
11/22	$1,456,297	$1,753,393
12/22	$1,292,622	$1,684,395
1/23	$1,537,803	$1,805,127
2/23	$1,474,423	$1,753,392
3/23	$1,559,486	$1,807,454
4/23	$1,484,431	$1,833,431
5/23	$1,614,527	$1,813,794
6/23	$1,732,948	$1,919,105
7/23	$1,883,059	$1,989,360
8/23	$1,709,597	$1,933,769
9/23	$1,601,184	$1,853,806
10/23	$1,461,080	$1,798,068
11/23	$1,731,280	$1,964,022
12/23	$1,949,775	$2,058,362
1/24	$1,818,011	$2,070,429
2/24	$2,043,177	$2,159,278
3/24	$2,103,221	$2,227,072
4/24	$1,941,435	$2,153,594
5/24	$1,943,103	$2,241,060
6/24	$2,014,823	$2,290,973
7/24	$2,034,837	$2,327,921
8/24	$2,184,948	$2,387,042
9/24	$2,325,052	$2,442,495
10/24	$2,476,831	$2,387,669
11/24	$3,040,581	$2,476,977
12/24	$2,888,169	$2,418,342

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	48.13%	9.61%	11.19%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 69,383,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 274,227
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,383,054
# of Portfolio Holdings	31
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$274,227

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.4%
Industrials	2.6%
Investment Companies	2.8%
Health Care	6.3%
Communication Services	9.1%
Financals	12.6%
Information Technology	29.8%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.9%
Cloudflare, Inc.	8.2%
Global-e Online Ltd.	6.6%
Affirm Holdings, Inc.	6.3%
Shopify, Inc.	6.3%
Adyen NV	5.9%
MercadoLibre, Inc.	5.4%
DoorDash, Inc.	4.9%
Aurora Innovation, Inc.	4.5%
Trade Desk, Inc.	4.3%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class L
Trading Symbol	MIGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$228	1.85%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and average underweight in industrials, where an operator of a leading global ridesharing services platform (sold) and an operator of a Southeast Asian super app (an integrated app platform combining multiple services) contributed

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to financials

↓ Stock selection in materials, driven by a position in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products (sold from the portfolio)

Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index
12/14	$10,000	$10,000
1/15	$10,104	$9,844
2/15	$10,621	$10,392
3/15	$10,541	$10,231
4/15	$10,589	$10,528
5/15	$10,541	$10,514
6/15	$10,454	$10,266
7/15	$10,754	$10,355
8/15	$9,960	$9,646
9/15	$9,635	$9,296
10/15	$10,462	$10,026
11/15	$10,552	$9,943
12/15	$10,296	$9,764
1/16	$9,581	$9,175
2/16	$9,223	$9,112
3/16	$9,785	$9,787
4/16	$9,862	$9,931
5/16	$9,981	$9,944
6/16	$9,938	$9,884
7/16	$10,462	$10,310
8/16	$10,540	$10,344
9/16	$10,712	$10,408
10/16	$10,471	$10,231
11/16	$10,221	$10,309
12/16	$10,224	$10,531
1/17	$10,747	$10,819
2/17	$11,017	$11,123
3/17	$11,365	$11,259
4/17	$12,036	$11,434
5/17	$12,611	$11,687
6/17	$12,524	$11,740
7/17	$13,046	$12,068
8/17	$13,272	$12,114
9/17	$13,220	$12,348
10/17	$13,603	$12,605
11/17	$14,021	$12,849
12/17	$14,348	$13,056
1/18	$15,487	$13,793
2/18	$15,127	$13,213
3/18	$14,776	$12,931
4/18	$15,107	$13,054
5/18	$15,448	$13,070
6/18	$15,516	$13,000
7/18	$15,369	$13,392
8/18	$15,805	$13,497
9/18	$15,756	$13,555
10/18	$14,131	$12,540
11/18	$14,432	$12,723
12/18	$13,416	$11,827
1/19	$14,797	$12,761
2/19	$15,630	$13,102
3/19	$16,138	$13,267
4/19	$16,839	$13,715
5/19	$16,179	$12,901
6/19	$17,154	$13,746
7/19	$17,316	$13,786
8/19	$16,697	$13,459
9/19	$16,311	$13,742
10/19	$16,453	$14,119
11/19	$17,296	$14,463
12/19	$17,484	$14,973
1/20	$18,285	$14,807
2/20	$17,391	$13,611
3/20	$15,249	$11,774
4/20	$18,118	$13,035
5/20	$21,580	$13,602
6/20	$24,012	$14,036
7/20	$26,019	$14,779
8/20	$27,786	$15,683
9/20	$27,204	$15,178
10/20	$26,871	$14,809
11/20	$31,663	$16,634
12/20	$33,812	$17,406
1/21	$33,251	$17,327
2/21	$34,697	$17,729
3/21	$32,107	$18,202
4/21	$33,175	$18,998
5/21	$31,881	$19,294
6/21	$34,524	$19,548
7/21	$34,200	$19,682
8/21	$34,880	$20,175
9/21	$32,010	$19,342
10/21	$34,211	$20,329
11/21	$31,891	$19,839
12/21	$28,753	$20,633
1/22	$21,947	$19,620
2/22	$22,127	$19,113
3/22	$20,291	$19,527
4/22	$15,934	$17,964
5/22	$13,989	$17,985
6/22	$12,837	$16,469
7/22	$14,728	$17,619
8/22	$14,638	$16,970
9/22	$13,359	$15,346
10/22	$13,683	$16,272
11/22	$13,611	$17,534
12/22	$12,059	$16,844
1/23	$14,348	$18,051
2/23	$13,753	$17,534
3/23	$14,528	$18,075
4/23	$13,825	$18,334
5/23	$15,033	$18,138
6/23	$16,114	$19,191
7/23	$17,502	$19,894
8/23	$15,880	$19,338
9/23	$14,871	$18,538
10/23	$13,537	$17,981
11/23	$16,024	$19,640
12/23	$18,061	$20,584
1/24	$16,817	$20,704
2/24	$18,890	$21,593
3/24	$19,431	$22,271
4/24	$17,917	$21,536
5/24	$17,935	$22,411
6/24	$18,584	$22,910
7/24	$18,746	$23,279
8/24	$20,116	$23,870
9/24	$21,396	$24,425
10/24	$22,784	$23,877
11/24	$27,939	$24,770
12/24	$26,523	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	46.85%	8.69%	10.25%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 69,383,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 274,227
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,383,054
# of Portfolio Holdings	31
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$274,227

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.4%
Industrials	2.6%
Investment Companies	2.8%
Health Care	6.3%
Communication Services	9.1%
Financals	12.6%
Information Technology	29.8%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.9%
Cloudflare, Inc.	8.2%
Global-e Online Ltd.	6.6%
Affirm Holdings, Inc.	6.3%
Shopify, Inc.	6.3%
Adyen NV	5.9%
MercadoLibre, Inc.	5.4%
DoorDash, Inc.	4.9%
Aurora Innovation, Inc.	4.5%
Trade Desk, Inc.	4.3%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000228507
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio
Class Name	Class R6
Trading Symbol	MGZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$118	0.95%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and average underweight in industrials, where an operator of a leading global ridesharing services platform (sold) and an operator of a Southeast Asian super app (an integrated app platform combining multiple services) contributed

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to financials

↓ Stock selection in materials, driven by a position in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products (sold from the portfolio)

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
6/21	$5,000,000	$5,000,000
6/21	$5,194,669	$5,000,000
7/21	$5,149,745	$5,029,961
8/21	$5,256,065	$5,155,858
9/21	$4,827,793	$4,942,870
10/21	$5,163,223	$5,195,172
11/21	$4,817,311	$5,070,070
12/21	$4,344,401	$5,272,875
1/22	$3,318,838	$5,013,912
2/22	$3,347,325	$4,884,416
3/22	$3,074,317	$4,990,208
4/22	$2,414,348	$4,590,782
5/22	$2,122,347	$4,596,155
6/22	$1,949,046	$4,208,716
7/22	$2,236,298	$4,502,621
8/22	$2,224,428	$4,336,857
9/22	$2,032,135	$3,921,693
10/22	$2,084,363	$4,158,356
11/22	$2,074,867	$4,480,892
12/22	$1,839,296	$4,304,564
1/23	$2,188,620	$4,613,102
2/23	$2,100,695	$4,480,890
3/23	$2,219,513	$4,619,048
4/23	$2,112,577	$4,685,435
5/23	$2,300,308	$4,635,252
6/23	$2,469,029	$4,904,379
7/23	$2,682,901	$5,083,918
8/23	$2,433,384	$4,941,854
9/23	$2,281,298	$4,737,504
10/23	$2,079,308	$4,595,062
11/23	$2,464,277	$5,019,167
12/23	$2,777,955	$5,260,258
1/24	$2,587,847	$5,291,095
2/24	$2,911,031	$5,518,153
3/24	$2,994,203	$5,691,406
4/24	$2,763,697	$5,503,630
5/24	$2,768,450	$5,727,152
6/24	$2,868,257	$5,854,708
7/24	$2,896,773	$5,949,130
8/24	$3,110,644	$6,100,217
9/24	$3,312,634	$6,241,931
10/24	$3,526,506	$6,101,820
11/24	$4,329,713	$6,330,050
12/24	$4,114,296	$6,180,208

Average Annual Return [Table Text Block]
AATR	1 Year	Since 6/14/21 (Inception)
Class R6	48.11%	(5.35)%
MSCI All Country World Net Index	17.49%	6.16%

Performance Inception Date	Jun. 14, 2021
AssetsNet	$ 69,383,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 274,227
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,383,054
# of Portfolio Holdings	31
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$274,227

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.4%
Industrials	2.6%
Investment Companies	2.8%
Health Care	6.3%
Communication Services	9.1%
Financals	12.6%
Information Technology	29.8%
Consumer Discretionary	34.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.9%
Cloudflare, Inc.	8.2%
Global-e Online Ltd.	6.6%
Affirm Holdings, Inc.	6.3%
Shopify, Inc.	6.3%
Adyen NV	5.9%
MercadoLibre, Inc.	5.4%
DoorDash, Inc.	4.9%
Aurora Innovation, Inc.	4.5%
Trade Desk, Inc.	4.3%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085100
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class A
Trading Symbol	MGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.22%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
12/14	$9,476	$10,000
1/15	$9,703	$9,844
2/15	$10,207	$10,392
3/15	$10,207	$10,231
4/15	$10,614	$10,528
5/15	$10,710	$10,514
6/15	$10,876	$10,266
7/15	$11,106	$10,355
8/15	$10,330	$9,646
9/15	$10,136	$9,296
10/15	$11,175	$10,026
11/15	$11,341	$9,943
12/15	$11,197	$9,764
1/16	$10,666	$9,175
2/16	$10,156	$9,112
3/16	$10,771	$9,787
4/16	$10,932	$9,931
5/16	$11,197	$9,944
6/16	$10,932	$9,884
7/16	$11,625	$10,310
8/16	$11,633	$10,344
9/16	$11,879	$10,408
10/16	$11,797	$10,231
11/16	$11,386	$10,309
12/16	$11,267	$10,531
1/17	$11,920	$10,819
2/17	$12,423	$11,123
3/17	$13,053	$11,259
4/17	$13,601	$11,434
5/17	$14,307	$11,687
6/17	$14,254	$11,740
7/17	$15,223	$12,068
8/17	$15,493	$12,114
9/17	$15,756	$12,348
10/17	$16,183	$12,605
11/17	$16,394	$12,849
12/17	$16,791	$13,056
1/18	$18,185	$13,793
2/18	$17,831	$13,213
3/18	$17,710	$12,931
4/18	$17,996	$13,054
5/18	$19,082	$13,070
6/18	$18,863	$13,000
7/18	$18,642	$13,392
8/18	$18,908	$13,497
9/18	$18,657	$13,555
10/18	$16,586	$12,540
11/18	$16,844	$12,723
12/18	$15,789	$11,827
1/19	$17,443	$12,761
2/19	$17,967	$13,102
3/19	$18,687	$13,267
4/19	$19,621	$13,715
5/19	$18,703	$12,901
6/19	$19,848	$13,746
7/19	$19,697	$13,786
8/19	$19,454	$13,459
9/19	$19,143	$13,742
10/19	$19,818	$14,119
11/19	$20,812	$14,463
12/19	$21,320	$14,973
1/20	$21,738	$14,807
2/20	$20,782	$13,611
3/20	$18,809	$11,774
4/20	$21,206	$13,035
5/20	$23,043	$13,602
6/20	$24,750	$14,036
7/20	$26,427	$14,779
8/20	$29,484	$15,683
9/20	$29,355	$15,178
10/20	$28,786	$14,809
11/20	$31,950	$16,634
12/20	$33,053	$17,406
1/21	$32,646	$17,327
2/21	$33,844	$17,729
3/21	$32,631	$18,202
4/21	$34,574	$18,998
5/21	$33,998	$19,294
6/21	$35,157	$19,548
7/21	$34,205	$19,682
8/21	$34,927	$20,175
9/21	$33,322	$19,342
10/21	$35,042	$20,329
11/21	$33,022	$19,839
12/21	$33,035	$20,633
1/22	$29,413	$19,620
2/22	$27,150	$19,113
3/22	$26,317	$19,527
4/22	$22,371	$17,964
5/22	$21,239	$17,985
6/22	$19,105	$16,469
7/22	$21,320	$17,619
8/22	$20,787	$16,970
9/22	$18,329	$15,346
10/22	$18,976	$16,272
11/22	$20,754	$17,534
12/22	$19,246	$16,844
1/23	$22,396	$18,051
2/23	$21,774	$17,534
3/23	$23,198	$18,075
4/23	$23,328	$18,334
5/23	$24,201	$18,138
6/23	$25,826	$19,191
7/23	$27,170	$19,894
8/23	$26,227	$19,338
9/23	$24,542	$18,538
10/23	$23,900	$17,981
11/23	$27,441	$19,640
12/23	$28,733	$20,584
1/24	$29,297	$20,704
2/24	$32,005	$21,593
3/24	$32,334	$22,271
4/24	$30,702	$21,536
5/24	$30,856	$22,411
6/24	$32,087	$22,910
7/24	$31,338	$23,279
8/24	$33,329	$23,870
9/24	$35,185	$24,425
10/24	$35,575	$23,877
11/24	$37,688	$24,770
12/24	$36,517	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	27.09%	11.36%	14.44%
Class A, with 5.25% maximum front end sales charge	20.43%	10.17%	13.83%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.94%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
4/15	$10,000	$10,000
5/15	$10,085	$9,987
6/15	$10,236	$9,752
7/15	$10,448	$9,837
8/15	$9,710	$9,162
9/15	$9,519	$8,830
10/15	$10,494	$9,523
11/15	$10,639	$9,445
12/15	$10,495	$9,274
1/16	$9,990	$8,715
2/16	$9,512	$8,655
3/16	$10,090	$9,296
4/16	$10,230	$9,434
5/16	$10,475	$9,446
6/16	$10,216	$9,388
7/16	$10,855	$9,793
8/16	$10,855	$9,826
9/16	$11,090	$9,886
10/16	$10,998	$9,718
11/16	$10,607	$9,792
12/16	$10,500	$10,004
1/17	$11,093	$10,277
2/17	$11,558	$10,566
3/17	$12,137	$10,695
4/17	$12,637	$10,861
5/17	$13,288	$11,101
6/17	$13,230	$11,152
7/17	$14,117	$11,463
8/17	$14,360	$11,507
9/17	$14,603	$11,730
10/17	$14,989	$11,973
11/17	$15,168	$12,205
12/17	$15,531	$12,402
1/18	$16,816	$13,101
2/18	$16,471	$12,551
3/18	$16,357	$12,283
4/18	$16,615	$12,400
5/18	$17,605	$12,415
6/18	$17,390	$12,348
7/18	$17,172	$12,720
8/18	$17,404	$12,820
9/18	$17,172	$12,876
10/18	$15,257	$11,911
11/18	$15,488	$12,086
12/18	$14,505	$11,234
1/19	$16,016	$12,121
2/19	$16,486	$12,446
3/19	$17,136	$12,602
4/19	$17,989	$13,028
5/19	$17,136	$12,255
6/19	$18,177	$13,057
7/19	$18,018	$13,095
8/19	$17,787	$12,785
9/19	$17,490	$13,054
10/19	$18,097	$13,411
11/19	$18,994	$13,738
12/19	$19,442	$14,222
1/20	$19,817	$14,065
2/20	$18,929	$12,929
3/20	$17,129	$11,184
4/20	$19,297	$12,382
5/20	$20,959	$12,920
6/20	$22,499	$13,333
7/20	$24,009	$14,038
8/20	$26,763	$14,897
9/20	$26,640	$14,417
10/20	$26,098	$14,067
11/20	$28,953	$15,800
12/20	$29,938	$16,534
1/21	$29,551	$16,459
2/21	$30,619	$16,840
3/21	$29,499	$17,290
4/21	$31,241	$18,046
5/21	$30,700	$18,327
6/21	$31,732	$18,568
7/21	$30,846	$18,696
8/21	$31,483	$19,164
9/21	$30,019	$18,372
10/21	$31,556	$19,310
11/21	$29,719	$18,845
12/21	$29,709	$19,599
1/22	$26,439	$18,637
2/22	$24,390	$18,155
3/22	$23,625	$18,548
4/22	$20,077	$17,064
5/22	$19,041	$17,084
6/22	$17,124	$15,644
7/22	$19,095	$16,736
8/22	$18,608	$16,120
9/22	$16,397	$14,577
10/22	$16,961	$15,456
11/22	$18,546	$16,655
12/22	$17,188	$16,000
1/23	$19,987	$17,147
2/23	$19,422	$16,655
3/23	$20,680	$17,169
4/23	$20,778	$17,416
5/23	$21,555	$17,229
6/23	$23,002	$18,229
7/23	$24,199	$18,897
8/23	$23,359	$18,369
9/23	$21,858	$17,609
10/23	$21,287	$17,080
11/23	$24,440	$18,656
12/23	$25,591	$19,552
1/24	$26,094	$19,667
2/24	$28,506	$20,511
3/24	$28,798	$21,155
4/24	$27,345	$20,457
5/24	$27,482	$21,288
6/24	$28,579	$21,762
7/24	$27,912	$22,113
8/24	$29,684	$22,674
9/24	$31,338	$23,201
10/24	$31,685	$22,680
11/24	$33,567	$23,529
12/24	$32,524	$22,972

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	26.16%	10.58%	12.97%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	25.16%	10.58%	12.97%
MSCI All Country World Net Index	17.49%	10.06%	8.98%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085098
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class I
Trading Symbol	MGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
12/14	$1,000,000	$1,000,000
1/15	$1,024,320	$984,369
2/15	$1,077,253	$1,039,171
3/15	$1,077,969	$1,023,066
4/15	$1,120,887	$1,052,752
5/15	$1,130,901	$1,051,379
6/15	$1,149,499	$1,026,626
7/15	$1,174,057	$1,035,542
8/15	$1,092,146	$964,555
9/15	$1,072,027	$929,611
10/15	$1,181,960	$1,002,568
11/15	$1,199,923	$994,291
12/15	$1,184,973	$976,361
1/16	$1,129,201	$917,476
2/16	$1,075,602	$911,160
3/16	$1,141,514	$978,686
4/16	$1,158,898	$993,133
5/16	$1,187,146	$994,387
6/16	$1,159,622	$988,364
7/16	$1,232,967	$1,030,959
8/16	$1,233,740	$1,034,426
9/16	$1,261,569	$1,040,765
10/16	$1,252,292	$1,023,101
11/16	$1,209,003	$1,030,876
12/16	$1,197,416	$1,053,144
1/17	$1,266,573	$1,081,941
2/17	$1,320,965	$1,112,291
3/17	$1,387,791	$1,125,898
4/17	$1,446,069	$1,143,445
5/17	$1,522,218	$1,168,695
6/17	$1,516,779	$1,174,010
7/17	$1,620,125	$1,206,819
8/17	$1,649,653	$1,211,443
9/17	$1,678,403	$1,234,848
10/17	$1,724,248	$1,260,490
11/17	$1,746,783	$1,284,891
12/17	$1,789,439	$1,305,605
1/18	$1,939,209	$1,379,263
2/18	$1,900,986	$1,321,337
3/18	$1,889,285	$1,293,051
4/18	$1,920,487	$1,305,399
5/18	$2,036,715	$1,307,029
6/18	$2,014,094	$1,299,951
7/18	$1,990,418	$1,339,153
8/18	$2,019,469	$1,349,674
9/18	$1,993,558	$1,355,548
10/18	$1,772,924	$1,253,965
11/18	$1,801,190	$1,272,304
12/18	$1,688,125	$1,182,690
1/19	$1,865,575	$1,276,075
2/19	$1,922,107	$1,310,206
3/19	$1,999,840	$1,326,684
4/19	$2,100,342	$1,371,480
5/19	$2,002,980	$1,290,125
6/19	$2,126,253	$1,374,602
7/19	$2,109,764	$1,378,630
8/19	$2,084,638	$1,345,925
9/19	$2,051,661	$1,374,246
10/19	$2,124,682	$1,411,857
11/19	$2,231,466	$1,446,323
12/19	$2,286,428	$1,497,255
1/20	$2,331,968	$1,480,717
2/20	$2,229,111	$1,361,120
3/20	$2,018,684	$1,177,364
4/20	$2,277,006	$1,303,489
5/20	$2,474,870	$1,360,179
6/20	$2,657,816	$1,403,640
7/20	$2,839,191	$1,477,875
8/20	$3,168,179	$1,568,328
9/20	$3,155,617	$1,517,760
10/20	$3,094,373	$1,480,866
11/20	$3,435,139	$1,663,401
12/20	$3,554,776	$1,740,632
1/21	$3,511,880	$1,732,716
2/21	$3,641,362	$1,772,851
3/21	$3,511,880	$1,820,203
4/21	$3,721,592	$1,899,787
5/21	$3,660,426	$1,929,352
6/21	$3,785,936	$1,954,776
7/21	$3,684,257	$1,968,246
8/21	$3,763,694	$2,017,510
9/21	$3,591,317	$1,934,167
10/21	$3,777,992	$2,032,894
11/21	$3,561,131	$1,983,941
12/21	$3,562,505	$2,063,299
1/22	$3,173,626	$1,961,966
2/22	$2,929,115	$1,911,293
3/22	$2,839,823	$1,952,690
4/22	$2,415,060	$1,796,393
5/22	$2,293,222	$1,798,496
6/22	$2,063,733	$1,646,889
7/22	$2,303,236	$1,761,895
8/22	$2,246,490	$1,697,031
9/22	$1,981,117	$1,534,576
10/22	$2,051,215	$1,627,183
11/22	$2,243,986	$1,753,393
12/22	$2,082,749	$1,684,395
1/23	$2,422,706	$1,805,127
2/23	$2,356,148	$1,753,392
3/23	$2,510,767	$1,807,454
4/23	$2,525,103	$1,833,431
5/23	$2,620,332	$1,813,794
6/23	$2,798,502	$1,919,105
7/23	$2,943,905	$1,989,360
8/23	$2,842,533	$1,933,769
9/23	$2,661,290	$1,853,806
10/23	$2,591,661	$1,798,068
11/23	$2,975,648	$1,964,022
12/23	$3,117,859	$2,058,362
1/24	$3,179,567	$2,070,429
2/24	$3,474,514	$2,159,278
3/24	$3,511,121	$2,227,072
4/24	$3,333,316	$2,153,594
5/24	$3,352,143	$2,241,060
6/24	$3,486,019	$2,290,973
7/24	$3,406,530	$2,327,921
8/24	$3,623,033	$2,387,042
9/24	$3,825,940	$2,442,495
10/24	$3,868,822	$2,387,669
11/24	$4,099,969	$2,476,977
12/24	$3,973,129	$2,418,342

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	27.43%	11.69%	14.79%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198822
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class IR	MSCI All Country World Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,850,019	$5,000,000
7/18	$4,795,004	$5,035,219
8/18	$4,864,825	$5,074,777
9/18	$4,802,553	$5,096,864
10/18	$4,270,403	$4,714,910
11/18	$4,340,224	$4,783,868
12/18	$4,068,489	$4,446,918
1/19	$4,496,850	$4,798,045
2/19	$4,632,718	$4,926,379
3/19	$4,819,536	$4,988,333
4/19	$5,062,966	$5,156,768
5/19	$4,827,084	$4,850,873
6/19	$5,125,239	$5,168,506
7/19	$5,085,611	$5,183,651
8/19	$5,025,225	$5,060,683
9/19	$4,945,969	$5,167,168
10/19	$5,123,352	$5,308,586
11/19	$5,381,878	$5,438,177
12/19	$5,513,972	$5,629,683
1/20	$5,625,308	$5,567,498
2/20	$5,378,104	$5,117,812
3/20	$4,870,487	$4,426,891
4/20	$5,493,214	$4,901,122
5/20	$5,970,639	$5,114,277
6/20	$6,414,097	$5,277,690
7/20	$6,850,006	$5,556,812
8/20	$7,644,456	$5,896,917
9/20	$7,614,263	$5,706,782
10/20	$7,468,960	$5,568,058
11/20	$8,291,716	$6,254,393
12/20	$8,583,060	$6,544,781
1/21	$8,478,062	$6,515,015
2/21	$8,793,054	$6,665,925
3/21	$8,479,971	$6,843,968
4/21	$8,987,777	$7,143,203
5/21	$8,838,872	$7,254,369
6/21	$9,144,318	$7,349,962
7/21	$8,899,961	$7,400,609
8/21	$9,090,865	$7,585,841
9/21	$8,676,603	$7,272,472
10/21	$9,127,137	$7,643,684
11/21	$8,604,059	$7,459,621
12/21	$8,609,306	$7,758,010
1/22	$7,668,979	$7,376,995
2/22	$7,079,520	$7,186,468
3/22	$6,864,989	$7,342,119
4/22	$5,838,449	$6,754,443
5/22	$5,543,719	$6,762,347
6/22	$4,990,350	$6,192,306
7/22	$5,569,784	$6,624,730
8/22	$5,433,446	$6,380,842
9/22	$4,791,859	$5,770,008
10/22	$4,960,275	$6,118,211
11/22	$5,427,432	$6,592,760
12/22	$5,035,664	$6,333,329
1/23	$5,861,022	$6,787,282
2/23	$5,698,898	$6,592,758
3/23	$6,074,731	$6,796,030
4/23	$6,109,121	$6,893,706
5/23	$6,340,024	$6,819,871
6/23	$6,769,898	$7,215,839
7/23	$7,123,623	$7,479,997
8/23	$6,877,981	$7,270,976
9/23	$6,438,281	$6,970,315
10/23	$6,271,245	$6,760,740
11/23	$7,202,228	$7,384,728
12/23	$7,545,830	$7,739,446
1/24	$7,696,345	$7,784,816
2/24	$8,411,292	$8,118,889
3/24	$8,499,093	$8,373,797
4/24	$8,070,124	$8,097,520
5/24	$8,115,279	$8,426,390
6/24	$8,441,395	$8,614,063
7/24	$8,248,234	$8,752,986
8/24	$8,775,037	$8,975,282
9/24	$9,264,212	$9,183,787
10/24	$9,369,572	$8,977,640
11/24	$9,928,987	$9,313,437
12/24	$9,619,690	$9,092,973

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	27.48%	11.77%	10.51%
MSCI All Country World Net Index	17.49%	10.06%	9.57%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085099
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class L
Trading Symbol	MGGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$146	1.29%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index
12/14	$10,000	$10,000
1/15	$10,235	$9,844
2/15	$10,764	$10,392
3/15	$10,764	$10,231
4/15	$11,197	$10,528
5/15	$11,292	$10,514
6/15	$11,468	$10,266
7/15	$11,713	$10,355
8/15	$10,894	$9,646
9/15	$10,688	$9,296
10/15	$11,787	$10,026
11/15	$11,957	$9,943
12/15	$11,803	$9,764
1/16	$11,238	$9,175
2/16	$10,702	$9,112
3/16	$11,357	$9,787
4/16	$11,520	$9,931
5/16	$11,803	$9,944
6/16	$11,520	$9,884
7/16	$12,244	$10,310
8/16	$12,251	$10,344
9/16	$12,522	$10,408
10/16	$12,426	$10,231
11/16	$11,997	$10,309
12/16	$11,870	$10,531
1/17	$12,558	$10,819
2/17	$13,085	$11,123
3/17	$13,749	$11,259
4/17	$14,317	$11,434
5/17	$15,061	$11,687
6/17	$15,013	$11,740
7/17	$16,021	$12,068
8/17	$16,309	$12,114
9/17	$16,589	$12,348
10/17	$17,037	$12,605
11/17	$17,253	$12,849
12/17	$17,676	$13,056
1/18	$19,137	$13,793
2/18	$18,760	$13,213
3/18	$18,639	$12,931
4/18	$18,945	$13,054
5/18	$20,077	$13,070
6/18	$19,844	$13,000
7/18	$19,608	$13,392
8/18	$19,891	$13,497
9/18	$19,633	$13,555
10/18	$17,449	$12,540
11/18	$17,724	$12,723
12/18	$16,608	$11,827
1/19	$18,347	$12,761
2/19	$18,897	$13,102
3/19	$19,649	$13,267
4/19	$20,635	$13,715
5/19	$19,673	$12,901
6/19	$20,878	$13,746
7/19	$20,708	$13,786
8/19	$20,457	$13,459
9/19	$20,126	$13,742
10/19	$20,837	$14,119
11/19	$21,880	$14,463
12/19	$22,414	$14,973
1/20	$22,851	$14,807
2/20	$21,840	$13,611
3/20	$19,778	$11,774
4/20	$22,293	$13,035
5/20	$24,225	$13,602
6/20	$26,012	$14,036
7/20	$27,775	$14,779
8/20	$30,985	$15,683
9/20	$30,856	$15,178
10/20	$30,249	$14,809
11/20	$33,573	$16,634
12/20	$34,740	$17,406
1/21	$34,306	$17,327
2/21	$35,559	$17,729
3/21	$34,282	$18,202
4/21	$36,328	$18,998
5/21	$35,714	$19,294
6/21	$36,934	$19,548
7/21	$35,935	$19,682
8/21	$36,696	$20,175
9/21	$35,010	$19,342
10/21	$36,811	$20,329
11/21	$34,691	$19,839
12/21	$34,697	$20,633
1/22	$30,893	$19,620
2/22	$28,513	$19,113
3/22	$27,642	$19,527
4/22	$23,493	$17,964
5/22	$22,303	$17,985
6/22	$20,069	$16,469
7/22	$22,389	$17,619
8/22	$21,829	$16,970
9/22	$19,241	$15,346
10/22	$19,914	$16,272
11/22	$21,786	$17,534
12/22	$20,202	$16,844
1/23	$23,499	$18,051
2/23	$22,855	$17,534
3/23	$24,337	$18,075
4/23	$24,477	$18,334
5/23	$25,390	$18,138
6/23	$27,097	$19,191
7/23	$28,504	$19,894
8/23	$27,516	$19,338
9/23	$25,744	$18,538
10/23	$25,057	$17,981
11/23	$28,773	$19,640
12/23	$30,136	$20,584
1/24	$30,718	$20,704
2/24	$33,565	$21,593
3/24	$33,905	$22,271
4/24	$32,180	$21,536
5/24	$32,345	$22,411
6/24	$33,631	$22,910
7/24	$32,850	$23,279
8/24	$34,938	$23,870
9/24	$36,884	$24,425
10/24	$37,279	$23,877
11/24	$39,499	$24,770
12/24	$38,265	$24,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	26.98%	11.29%	14.36%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126921
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MGTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↑ Stock selection in consumer discretionary, led by a holding in an online food delivery platform

↑ Stock selection in communication services, led by a social network, which was the largest positive contributor in the portfolio

↑ No exposure to health care

↓ Stock selection in financials, where exposure to an Indian private sector bank was the main detractor

↓ Stock selection and an underweight allocation to information technology, where a holding in a creative cloud software company was the main detractor

↓ Stock selection in industrials

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
12/14	$5,000,000	$5,000,000
1/15	$5,121,602	$4,921,847
2/15	$5,389,843	$5,195,853
3/15	$5,389,843	$5,115,328
4/15	$5,608,011	$5,263,762
5/15	$5,658,083	$5,256,895
6/15	$5,747,496	$5,133,131
7/15	$5,873,860	$5,177,710
8/15	$5,464,306	$4,822,776
9/15	$5,360,122	$4,648,053
10/15	$5,913,378	$5,012,840
11/15	$6,003,192	$4,971,453
12/15	$5,932,064	$4,881,803
1/16	$5,649,585	$4,587,378
2/16	$5,381,592	$4,555,802
3/16	$5,714,772	$4,893,431
4/16	$5,798,067	$4,965,663
5/16	$5,942,928	$4,971,937
6/16	$5,805,310	$4,941,819
7/16	$6,171,997	$5,154,794
8/16	$6,179,727	$5,172,128
9/16	$6,314,993	$5,203,826
10/16	$6,272,481	$5,115,503
11/16	$6,056,055	$5,154,379
12/16	$5,998,126	$5,265,722
1/17	$6,343,873	$5,409,704
2/17	$6,615,809	$5,561,453
3/17	$6,953,786	$5,629,489
4/17	$7,245,146	$5,717,223
5/17	$7,625,856	$5,843,475
6/17	$7,598,662	$5,870,048
7/17	$8,115,340	$6,034,097
8/17	$8,262,963	$6,057,214
9/17	$8,410,585	$6,174,239
10/17	$8,639,788	$6,302,449
11/17	$8,752,447	$6,424,454
12/17	$8,969,605	$6,528,027
1/18	$9,718,372	$6,896,316
2/18	$9,527,280	$6,606,683
3/18	$9,468,783	$6,465,255
4/18	$9,624,776	$6,526,995
5/18	$10,205,851	$6,535,144
6/18	$10,092,756	$6,499,754
7/18	$9,970,466	$6,695,765
8/18	$10,115,705	$6,748,370
9/18	$9,986,168	$6,777,740
10/18	$8,879,210	$6,269,824
11/18	$9,020,524	$6,361,522
12/18	$8,451,344	$5,913,452
1/19	$9,342,405	$6,380,376
2/19	$9,625,033	$6,551,032
3/19	$10,013,645	$6,633,418
4/19	$10,520,019	$6,857,400
5/19	$10,029,347	$6,450,625
6/19	$10,645,632	$6,873,010
7/19	$10,567,124	$6,893,149
8/19	$10,441,512	$6,729,627
9/19	$10,276,646	$6,871,229
10/19	$10,641,706	$7,059,286
11/19	$11,179,483	$7,231,614
12/19	$11,454,260	$7,486,276
1/20	$11,685,857	$7,403,583
2/20	$11,171,633	$6,805,598
3/20	$10,119,631	$5,886,819
4/20	$11,411,081	$6,517,445
5/20	$12,404,202	$6,800,896
6/20	$13,326,666	$7,018,201
7/20	$14,233,429	$7,389,373
8/20	$15,882,089	$7,841,640
9/20	$15,819,283	$7,588,801
10/20	$15,517,029	$7,404,328
11/20	$17,228,495	$8,317,007
12/20	$17,830,569	$8,703,161
1/21	$17,612,155	$8,663,579
2/21	$18,267,398	$8,864,257
3/21	$17,616,126	$9,101,015
4/21	$18,672,458	$9,498,935
5/21	$18,362,707	$9,646,761
6/21	$18,998,094	$9,773,880
7/21	$18,485,813	$9,841,229
8/21	$18,886,901	$10,087,549
9/21	$18,025,157	$9,670,834
10/21	$18,962,354	$10,164,468
11/21	$17,874,252	$9,919,703
12/21	$17,889,164	$10,316,496
1/22	$15,932,993	$9,809,828
2/22	$14,710,908	$9,556,467
3/22	$14,264,617	$9,763,451
4/22	$12,133,266	$8,981,966
5/22	$11,520,138	$8,992,478
6/22	$10,368,958	$8,234,445
7/22	$11,574,360	$8,809,477
8/22	$11,286,565	$8,485,157
9/22	$9,951,864	$7,672,878
10/22	$10,306,394	$8,135,914
11/22	$11,278,223	$8,766,963
12/22	$10,463,197	$8,421,975
1/23	$12,175,542	$9,025,635
2/23	$11,843,296	$8,766,961
3/23	$12,620,241	$9,037,269
4/23	$12,691,801	$9,167,157
5/23	$13,172,280	$9,068,972
6/23	$14,066,789	$9,595,525
7/23	$14,797,731	$9,946,798
8/23	$14,291,694	$9,668,845
9/23	$13,376,740	$9,269,031
10/23	$13,029,159	$8,990,340
11/23	$14,966,409	$9,820,111
12/23	$15,676,288	$10,291,810
1/24	$15,989,501	$10,352,143
2/24	$17,472,040	$10,796,388
3/24	$17,659,968	$11,135,361
4/24	$16,767,312	$10,767,972
5/24	$16,861,276	$11,205,299
6/24	$17,539,903	$11,454,865
7/24	$17,137,947	$11,639,603
8/24	$18,228,971	$11,935,208
9/24	$19,252,132	$12,212,476
10/24	$19,466,160	$11,938,345
11/24	$20,635,487	$12,384,883
12/24	$19,997,432	$12,091,712

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	27.56%	11.79%	14.87%
MSCI All Country World Net Index	17.49%	10.06%	9.23%

AssetsNet	$ 3,093,035,628
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 22,188,836
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,093,035,628
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$22,188,836

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	5.3%
Industrials	14.0%
Communication Services	15.1%
Information Technology	17.4%
Financials	18.0%
Consumer Discretionary	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

ServiceNow, Inc.	6.9%
Meta Platforms, Inc.	6.8%
DSV AS	4.8%
Uber Technologies, Inc.	4.8%
DoorDash, Inc.	4.6%
MercadoLibre, Inc.	4.4%
Amazon.com, Inc.	4.4%
Spotify Technology SA	4.0%
Schneider Electric SE	3.6%
ICICI Bank Ltd.	3.4%
Total	47.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211166
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class A
Trading Symbol	MGKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a contemporary carpets and floor coverings company

↓ Stock selection and an average overweight in industrials, where a leading North American Class 1 freight railway was the largest detractor

↓ Stock selection and an average overweight in health care, driven by underperformance in an analytical testing and laboratory services provider

↑ Stock selection and an average underweight in energy, led by a holding in a Texas landowner

↑ Stock selection in real estate, helped by a land holding company focusing on managing land and resources to support and promote oil and natural gas production

↑ Stock selection and an average underweight in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index
4/19	$9,479	$10,000
5/19	$9,280	$9,407
6/19	$9,801	$10,023
7/19	$9,773	$10,052
8/19	$9,858	$9,814
9/19	$9,791	$10,020
10/19	$9,839	$10,294
11/19	$10,047	$10,546
12/19	$10,057	$10,917
1/20	$10,152	$10,796
2/20	$9,431	$9,924
3/20	$8,265	$8,585
4/20	$9,412	$9,504
5/20	$10,142	$9,918
6/20	$10,483	$10,234
7/20	$10,976	$10,776
8/20	$11,412	$11,435
9/20	$11,223	$11,067
10/20	$10,957	$10,798
11/20	$12,085	$12,129
12/20	$12,729	$12,692
1/21	$12,206	$12,634
2/21	$12,863	$12,927
3/21	$13,110	$13,272
4/21	$13,881	$13,852
5/21	$13,967	$14,068
6/21	$14,338	$14,253
7/21	$14,767	$14,351
8/21	$15,034	$14,710
9/21	$14,262	$14,103
10/21	$15,272	$14,823
11/21	$14,929	$14,466
12/21	$15,182	$15,044
1/22	$13,821	$14,305
2/22	$13,419	$13,936
3/22	$13,832	$14,238
4/22	$12,393	$13,098
5/22	$12,081	$13,114
6/22	$11,456	$12,008
7/22	$12,616	$12,847
8/22	$11,746	$12,374
9/22	$10,865	$11,189
10/22	$11,746	$11,864
11/22	$12,862	$12,785
12/22	$12,129	$12,282
1/23	$13,298	$13,162
2/23	$13,105	$12,785
3/23	$13,787	$13,179
4/23	$13,696	$13,368
5/23	$13,980	$13,225
6/23	$14,457	$13,993
7/23	$15,036	$14,505
8/23	$14,354	$14,100
9/23	$13,366	$13,517
10/23	$12,537	$13,110
11/23	$13,650	$14,320
12/23	$14,605	$15,008
1/24	$14,462	$15,096
2/24	$15,920	$15,744
3/24	$16,410	$16,238
4/24	$14,964	$15,703
5/24	$15,514	$16,340
6/24	$15,227	$16,704
7/24	$15,860	$16,974
8/24	$15,836	$17,405
9/24	$15,776	$17,809
10/24	$15,406	$17,409
11/24	$16,410	$18,061
12/24	$16,120	$17,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class A	10.37%	9.90%	9.82%
Class A, with 5.25% maximum front end sales charge	4.55%	8.71%	8.78%
MSCI All Country World Net Index	17.49%	10.06%	10.52%

Performance Inception Date	Apr. 30, 2019
AssetsNet	$ 3,861,216
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,861,216
# of Portfolio Holdings	48
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.2%
Short-Term Investments	2.3%
Materials	3.0%
Investment Companies	3.7%
Real Estate	4.3%
Consumer Staples	4.7%
Financals	4.7%
Health Care	14.4%
Consumer Discretionary	18.6%
Information Technology	19.3%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.0%
Royalty Pharma PLC	5.1%
Eurofins Scientific SE	5.1%
ASML Holding NV	5.1%
Babcock International Group PLC	5.1%
Rentokil Initial PLC	5.0%
LVMH Moet Hennessy Louis Vuitton SE	5.0%
Canadian National Railway Co.	5.0%
Floor & Decor Holdings, Inc.	4.7%
Core & Main, Inc.	4.7%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211167
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class C
Trading Symbol	MGKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.10%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a contemporary carpets and floor coverings company

↓ Stock selection and an average overweight in industrials, where a leading North American Class 1 freight railway was the largest detractor

↓ Stock selection and an average overweight in health care, driven by underperformance in an analytical testing and laboratory services provider

↑ Stock selection and an average underweight in energy, led by a holding in a Texas landowner

↑ Stock selection in real estate, helped by a land holding company focusing on managing land and resources to support and promote oil and natural gas production

↑ Stock selection and an average underweight in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index
4/19	$10,000	$10,000
5/19	$9,780	$9,407
6/19	$10,330	$10,023
7/19	$10,290	$10,052
8/19	$10,370	$9,814
9/19	$10,300	$10,020
10/19	$10,340	$10,294
11/19	$10,550	$10,546
12/19	$10,560	$10,917
1/20	$10,650	$10,796
2/20	$9,890	$9,924
3/20	$8,660	$8,585
4/20	$9,850	$9,504
5/20	$10,610	$9,918
6/20	$10,970	$10,234
7/20	$11,470	$10,776
8/20	$11,920	$11,435
9/20	$11,710	$11,067
10/20	$11,430	$10,798
11/20	$12,600	$12,129
12/20	$13,263	$12,692
1/21	$12,702	$12,634
2/21	$13,393	$12,927
3/21	$13,634	$13,272
4/21	$14,425	$13,852
5/21	$14,515	$14,068
6/21	$14,886	$14,253
7/21	$15,327	$14,351
8/21	$15,587	$14,710
9/21	$14,776	$14,103
10/21	$15,818	$14,823
11/21	$15,457	$14,466
12/21	$15,702	$15,044
1/22	$14,277	$14,305
2/22	$13,865	$13,936
3/22	$14,277	$14,238
4/22	$12,783	$13,098
5/22	$12,453	$13,114
6/22	$11,806	$12,008
7/22	$12,994	$12,847
8/22	$12,088	$12,374
9/22	$11,182	$11,189
10/22	$12,076	$11,864
11/22	$13,206	$12,785
12/22	$12,444	$12,282
1/23	$13,643	$13,162
2/23	$13,440	$12,785
3/23	$14,135	$13,179
4/23	$14,027	$13,368
5/23	$14,303	$13,225
6/23	$14,782	$13,993
7/23	$15,370	$14,505
8/23	$14,662	$14,100
9/23	$13,643	$13,517
10/23	$12,792	$13,110
11/23	$13,907	$14,320
12/23	$14,879	$15,008
1/24	$14,727	$15,096
2/24	$16,206	$15,744
3/24	$16,687	$16,238
4/24	$15,208	$15,703
5/24	$15,764	$16,340
6/24	$15,460	$16,704
7/24	$16,092	$16,974
8/24	$16,055	$17,405
9/24	$15,991	$17,809
10/24	$15,599	$17,409
11/24	$16,611	$18,061
12/24	$16,308	$17,633

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class C	9.60%	9.08%	9.01%
Class C, with 1% maximum contingent deferred sales charge	8.70%	9.08%	9.01%
MSCI All Country World Net Index	17.49%	10.06%	10.52%

Performance Inception Date	Apr. 30, 2019
AssetsNet	$ 3,861,216
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,861,216
# of Portfolio Holdings	48
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.2%
Short-Term Investments	2.3%
Materials	3.0%
Investment Companies	3.7%
Real Estate	4.3%
Consumer Staples	4.7%
Financals	4.7%
Health Care	14.4%
Consumer Discretionary	18.6%
Information Technology	19.3%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.0%
Royalty Pharma PLC	5.1%
Eurofins Scientific SE	5.1%
ASML Holding NV	5.1%
Babcock International Group PLC	5.1%
Rentokil Initial PLC	5.0%
LVMH Moet Hennessy Louis Vuitton SE	5.0%
Canadian National Railway Co.	5.0%
Floor & Decor Holdings, Inc.	4.7%
Core & Main, Inc.	4.7%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211168
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class I
Trading Symbol	MGKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a contemporary carpets and floor coverings company

↓ Stock selection and an average overweight in industrials, where a leading North American Class 1 freight railway was the largest detractor

↓ Stock selection and an average overweight in health care, driven by underperformance in an analytical testing and laboratory services provider

↑ Stock selection and an average underweight in energy, led by a holding in a Texas landowner

↑ Stock selection in real estate, helped by a land holding company focusing on managing land and resources to support and promote oil and natural gas production

↑ Stock selection and an average underweight in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index
4/19	$1,000,000	$1,000,000
5/19	$979,000	$1,000,000
6/19	$1,035,000	$1,002,276
7/19	$1,032,000	$1,005,213
8/19	$1,041,000	$981,367
9/19	$1,034,000	$1,002,017
10/19	$1,040,000	$1,029,441
11/19	$1,062,000	$1,054,571
12/19	$1,063,000	$1,091,708
1/20	$1,074,000	$1,079,649
2/20	$998,000	$992,446
3/20	$875,000	$858,462
4/20	$996,000	$950,425
5/20	$1,074,000	$991,760
6/20	$1,111,000	$1,023,449
7/20	$1,163,000	$1,077,577
8/20	$1,210,000	$1,143,530
9/20	$1,189,000	$1,106,659
10/20	$1,162,000	$1,079,757
11/20	$1,282,000	$1,212,851
12/20	$1,350,640	$1,269,163
1/21	$1,295,244	$1,263,391
2/21	$1,366,755	$1,292,656
3/21	$1,392,942	$1,327,182
4/21	$1,474,524	$1,385,209
5/21	$1,484,596	$1,406,767
6/21	$1,524,883	$1,425,304
7/21	$1,570,207	$1,435,126
8/21	$1,599,415	$1,471,046
9/21	$1,517,833	$1,410,277
10/21	$1,625,602	$1,482,263
11/21	$1,590,351	$1,446,569
12/21	$1,617,056	$1,504,433
1/22	$1,472,087	$1,430,546
2/22	$1,429,657	$1,393,599
3/22	$1,473,266	$1,423,783
4/22	$1,321,225	$1,309,821
5/22	$1,288,223	$1,311,354
6/22	$1,222,221	$1,200,812
7/22	$1,345,975	$1,284,667
8/22	$1,254,044	$1,237,372
9/22	$1,159,755	$1,118,920
10/22	$1,254,044	$1,186,443
11/22	$1,374,262	$1,278,468
12/22	$1,295,628	$1,228,159
1/23	$1,421,592	$1,316,189
2/23	$1,401,198	$1,278,467
3/23	$1,474,377	$1,317,886
4/23	$1,464,779	$1,336,827
5/23	$1,494,771	$1,322,509
6/23	$1,547,556	$1,399,295
7/23	$1,609,938	$1,450,520
8/23	$1,536,759	$1,409,987
9/23	$1,431,189	$1,351,683
10/23	$1,343,614	$1,311,042
11/23	$1,463,580	$1,432,046
12/23	$1,566,727	$1,500,833
1/24	$1,551,566	$1,509,631
2/24	$1,708,238	$1,574,414
3/24	$1,761,305	$1,623,846
4/24	$1,607,159	$1,570,270
5/24	$1,666,543	$1,634,045
6/24	$1,636,219	$1,670,439
7/24	$1,704,448	$1,697,378
8/24	$1,701,921	$1,740,486
9/24	$1,696,867	$1,780,919
10/24	$1,656,435	$1,740,943
11/24	$1,765,095	$1,806,061
12/24	$1,734,222	$1,763,309

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class I	10.69%	10.28%	10.19%
MSCI All Country World Net Index	17.49%	10.06%	10.52%

Performance Inception Date	Apr. 30, 2019
AssetsNet	$ 3,861,216
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,861,216
# of Portfolio Holdings	48
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.2%
Short-Term Investments	2.3%
Materials	3.0%
Investment Companies	3.7%
Real Estate	4.3%
Consumer Staples	4.7%
Financals	4.7%
Health Care	14.4%
Consumer Discretionary	18.6%
Information Technology	19.3%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.0%
Royalty Pharma PLC	5.1%
Eurofins Scientific SE	5.1%
ASML Holding NV	5.1%
Babcock International Group PLC	5.1%
Rentokil Initial PLC	5.0%
LVMH Moet Hennessy Louis Vuitton SE	5.0%
Canadian National Railway Co.	5.0%
Floor & Decor Holdings, Inc.	4.7%
Core & Main, Inc.	4.7%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000211165
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio
Class Name	Class R6
Trading Symbol	MGKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Net Index:

↓ Stock selection and an average overweight in consumer discretionary, where the largest detractor was a contemporary carpets and floor coverings company

↓ Stock selection and an average overweight in industrials, where a leading North American Class 1 freight railway was the largest detractor

↓ Stock selection and an average overweight in health care, driven by underperformance in an analytical testing and laboratory services provider

↑ Stock selection and an average underweight in energy, led by a holding in a Texas landowner

↑ Stock selection in real estate, helped by a land holding company focusing on managing land and resources to support and promote oil and natural gas production

↑ Stock selection and an average underweight in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index
4/19	$5,000,000	$5,000,000
5/19	$4,895,000	$5,000,000
6/19	$5,175,000	$5,011,382
7/19	$5,160,000	$5,026,066
8/19	$5,205,000	$4,906,836
9/19	$5,170,000	$5,010,084
10/19	$5,200,000	$5,147,203
11/19	$5,315,000	$5,272,854
12/19	$5,320,000	$5,458,539
1/20	$5,370,000	$5,398,244
2/20	$4,995,000	$4,962,229
3/20	$4,375,000	$4,292,312
4/20	$4,985,000	$4,752,126
5/20	$5,375,000	$4,958,801
6/20	$5,555,000	$5,117,247
7/20	$5,820,000	$5,387,883
8/20	$6,050,000	$5,717,649
9/20	$5,950,000	$5,533,293
10/20	$5,815,000	$5,398,787
11/20	$6,415,000	$6,064,257
12/20	$6,761,060	$6,345,817
1/21	$6,483,967	$6,316,956
2/21	$6,836,631	$6,463,279
3/21	$6,972,658	$6,635,909
4/21	$7,380,740	$6,926,047
5/21	$7,431,120	$7,033,833
6/21	$7,632,642	$7,126,520
7/21	$7,859,354	$7,175,628
8/21	$8,005,458	$7,355,229
9/21	$7,597,376	$7,051,386
10/21	$8,141,485	$7,411,314
11/21	$7,960,115	$7,232,846
12/21	$8,093,663	$7,522,163
1/22	$7,368,594	$7,152,732
2/22	$7,156,378	$6,967,996
3/22	$7,380,383	$7,118,916
4/22	$6,619,945	$6,549,105
5/22	$6,454,888	$6,556,769
6/22	$6,118,880	$6,004,058
7/22	$6,743,737	$6,423,336
8/22	$6,278,042	$6,186,862
9/22	$5,812,347	$5,594,598
10/22	$6,283,937	$5,932,215
11/22	$6,879,319	$6,392,338
12/22	$6,491,924	$6,140,793
1/23	$7,121,917	$6,580,946
2/23	$7,019,918	$6,392,336
3/23	$7,385,914	$6,589,428
4/23	$7,337,914	$6,684,135
5/23	$7,493,913	$6,612,545
6/23	$7,751,910	$6,996,475
7/23	$8,063,906	$7,252,602
8/23	$7,697,910	$7,049,936
9/23	$7,175,916	$6,758,415
10/23	$6,731,922	$6,555,211
11/23	$7,331,915	$7,160,229
12/23	$7,852,135	$7,504,164
1/24	$7,776,268	$7,548,155
2/24	$8,560,217	$7,872,072
3/24	$8,825,749	$8,119,230
4/24	$8,054,444	$7,851,352
5/24	$8,351,586	$8,170,224
6/24	$8,199,854	$8,352,193
7/24	$8,547,573	$8,486,892
8/24	$8,534,929	$8,702,430
9/24	$8,509,640	$8,904,597
10/24	$8,307,331	$8,704,717
11/24	$8,851,037	$9,030,305
12/24	$8,702,278	$8,816,543

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/19 (Inception)
Class R6	10.83%	10.34%	10.26%
MSCI All Country World Net Index	17.49%	10.06%	10.52%

Performance Inception Date	Apr. 30, 2019
AssetsNet	$ 3,861,216
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,861,216
# of Portfolio Holdings	48
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Energy	1.2%
Short-Term Investments	2.3%
Materials	3.0%
Investment Companies	3.7%
Real Estate	4.3%
Consumer Staples	4.7%
Financals	4.7%
Health Care	14.4%
Consumer Discretionary	18.6%
Information Technology	19.3%
Industrials	23.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.0%
Royalty Pharma PLC	5.1%
Eurofins Scientific SE	5.1%
ASML Holding NV	5.1%
Babcock International Group PLC	5.1%
Rentokil Initial PLC	5.0%
LVMH Moet Hennessy Louis Vuitton SE	5.0%
Canadian National Railway Co.	5.0%
Floor & Decor Holdings, Inc.	4.7%
Core & Main, Inc.	4.7%
Total	55.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129961
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class A
Trading Symbol	MGQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World/MSCI AC World Blended Index:

↓ Stock selection, driven by weakness in health care, financials and information technology

↑ Sector allocation, aided by the zero weight in materials

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index	MSCI World Net Index
12/14	$9,473	$10,000	$10,000	$10,000
1/15	$9,423	$9,844	$9,819	$9,819
2/15	$9,849	$10,392	$10,394	$10,394
3/15	$9,573	$10,231	$10,231	$10,231
4/15	$9,900	$10,528	$10,471	$10,471
5/15	$9,958	$10,514	$10,507	$10,507
6/15	$9,707	$10,266	$10,263	$10,263
7/15	$10,287	$10,355	$10,447	$10,447
8/15	$9,507	$9,646	$9,756	$9,756
9/15	$9,440	$9,296	$9,396	$9,396
10/15	$10,254	$10,026	$10,141	$10,141
11/15	$10,094	$9,943	$10,090	$10,090
12/15	$9,938	$9,764	$9,913	$9,913
1/16	$9,842	$9,175	$9,320	$9,320
2/16	$9,624	$9,112	$9,250	$9,250
3/16	$10,147	$9,787	$9,878	$9,878
4/16	$10,182	$9,931	$10,035	$10,035
5/16	$10,312	$9,944	$10,091	$10,091
6/16	$10,382	$9,884	$9,978	$9,978
7/16	$10,601	$10,310	$10,399	$10,399
8/16	$10,513	$10,344	$10,408	$10,408
9/16	$10,504	$10,408	$10,463	$10,463
10/16	$10,247	$10,231	$10,261	$10,261
11/16	$10,061	$10,309	$10,408	$10,408
12/16	$10,318	$10,531	$10,657	$10,657
1/17	$10,615	$10,819	$10,915	$10,915
2/17	$11,074	$11,123	$11,217	$11,217
3/17	$11,284	$11,259	$11,337	$11,337
4/17	$11,533	$11,434	$11,505	$11,505
5/17	$12,011	$11,687	$11,748	$11,748
6/17	$11,886	$11,740	$11,793	$11,793
7/17	$12,031	$12,068	$12,076	$12,076
8/17	$11,916	$12,114	$12,093	$12,093
9/17	$11,945	$12,348	$12,364	$12,364
10/17	$12,146	$12,605	$12,598	$12,598
11/17	$12,415	$12,849	$12,871	$12,871
12/17	$12,634	$13,056	$13,045	$13,045
1/18	$13,234	$13,793	$13,733	$13,733
2/18	$12,614	$13,213	$13,164	$13,164
3/18	$12,634	$12,931	$12,878	$12,878
4/18	$12,614	$13,054	$13,026	$13,026
5/18	$12,898	$13,070	$13,107	$13,107
6/18	$13,305	$13,000	$13,101	$13,101
7/18	$13,527	$13,392	$13,510	$13,510
8/18	$13,803	$13,497	$13,677	$13,677
9/18	$13,988	$13,555	$13,753	$13,753
10/18	$12,984	$12,540	$12,744	$12,744
11/18	$13,516	$12,723	$12,888	$12,888
12/18	$12,667	$11,827	$11,908	$11,908
1/19	$13,171	$12,761	$12,835	$12,835
2/19	$13,741	$13,102	$13,221	$13,221
3/19	$14,234	$13,267	$13,394	$13,394
4/19	$14,738	$13,715	$13,869	$13,869
5/19	$14,256	$12,901	$13,069	$13,069
6/19	$15,111	$13,746	$13,930	$13,930
7/19	$15,199	$13,786	$13,999	$13,999
8/19	$15,308	$13,459	$13,713	$13,713
9/19	$15,275	$13,742	$14,005	$14,005
10/19	$15,494	$14,119	$14,361	$14,361
11/19	$15,977	$14,463	$14,761	$14,761
12/19	$16,408	$14,973	$15,203	$15,203
1/20	$16,655	$14,807	$15,111	$15,111
2/20	$15,376	$13,611	$13,834	$13,834
3/20	$14,119	$11,774	$12,003	$12,003
4/20	$15,600	$13,035	$13,314	$13,314
5/20	$16,240	$13,602	$13,957	$13,957
6/20	$16,610	$14,036	$14,326	$14,326
7/20	$17,553	$14,779	$15,012	$15,012
8/20	$18,305	$15,683	$16,015	$16,015
9/20	$17,800	$15,178	$15,462	$15,462
10/20	$16,947	$14,809	$14,988	$14,988
11/20	$18,316	$16,634	$16,904	$16,904
12/20	$18,957	$17,406	$17,621	$17,621
1/21	$18,532	$17,327	$17,446	$17,446
2/21	$18,624	$17,729	$17,893	$17,893
3/21	$19,394	$18,202	$18,488	$18,488
4/21	$20,335	$18,998	$19,349	$19,349
5/21	$20,335	$19,294	$19,627	$19,627
6/21	$20,576	$19,548	$19,920	$19,920
7/21	$21,173	$19,682	$20,277	$20,277
8/21	$21,472	$20,175	$20,781	$20,781
9/21	$20,542	$19,342	$19,919	$19,919
10/21	$21,644	$20,329	$21,047	$21,047
11/21	$20,978	$19,839	$20,586	$20,586
12/21	$22,408	$20,633	$21,465	$21,465
1/22	$21,067	$19,620	$20,330	$20,330
2/22	$20,309	$19,113	$19,816	$19,816
3/22	$20,390	$19,527	$20,359	$20,359
4/22	$18,990	$17,964	$18,668	$18,668
5/22	$18,979	$17,985	$18,682	$18,682
6/22	$17,742	$16,469	$17,064	$17,064
7/22	$19,014	$17,619	$18,419	$18,419
8/22	$17,859	$16,970	$17,649	$17,649
9/22	$16,144	$15,346	$16,008	$16,008
10/22	$16,949	$16,272	$17,158	$17,158
11/22	$18,454	$17,534	$18,351	$18,351
12/22	$17,722	$16,844	$17,571	$17,571
1/23	$18,834	$18,051	$18,815	$18,815
2/23	$18,015	$17,534	$18,362	$18,362
3/23	$19,022	$18,075	$18,930	$18,930
4/23	$19,443	$18,334	$19,261	$19,261
5/23	$19,209	$18,138	$19,069	$19,069
6/23	$20,262	$19,191	$20,222	$20,222
7/23	$20,602	$19,894	$20,902	$20,902
8/23	$20,450	$19,338	$20,403	$20,403
9/23	$19,361	$18,538	$19,522	$19,522
10/23	$18,834	$17,981	$18,956	$18,956
11/23	$20,684	$19,640	$20,733	$20,733
12/23	$21,479	$20,584	$21,751	$21,751
1/24	$21,900	$20,704	$22,012	$22,012
2/24	$22,768	$21,593	$22,945	$22,945
3/24	$22,779	$22,271	$23,683	$23,683
4/24	$21,725	$21,536	$22,803	$22,803
5/24	$22,393	$22,411	$23,821	$23,821
6/24	$22,826	$22,910	$24,314	$24,306
7/24	$23,447	$23,279	$24,706	$24,734
8/24	$24,092	$23,870	$25,333	$25,388
9/24	$24,678	$24,425	$25,922	$25,853
10/24	$24,221	$23,877	$25,340	$25,340
11/24	$25,592	$24,770	$26,288	$26,503
12/24	$24,896	$24,183	$25,665	$25,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	15.91%	8.70%	10.14%
Class A, with 5.25% maximum front end sales charge	9.80%	7.53%	9.55%
MSCI All Country World Net Index	17.49%	10.06%	9.23%
MSCI World/MSCI AC World Blended Index	18.00%	11.04%	9.88%
MSCI World Net Index	18.67%	11.17%	9.95%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 58,794,206
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 183,142
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,794,206
# of Portfolio Holdings	37
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$183,142

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	1.6%
Consumer Discretionary	5.9%
Communication Services	10.2%
Health Care	15.7%
Industrials	17.5%
Information Technology	23.2%
Financials	24.5%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.9%
Alphabet, Inc.	5.6%
Visa, Inc.	4.7%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc.	3.4%
Galderma Group AG	3.3%
Microsoft Corp.	3.3%
Tradeweb Markets, Inc.	3.2%
Aon PLC	3.1%
Booking Holdings, Inc.	3.0%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.

Material Fund Change Name [Text Block]	Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class C
Trading Symbol	MSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.92%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World/MSCI AC World Blended Index:

↓ Stock selection, driven by weakness in health care, financials and information technology

↑ Sector allocation, aided by the zero weight in materials

Line Graph [Table Text Block]
	Class C	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index	MSCI World Net Index
4/15	$10,000	$10,000	$10,000	$10,000
5/15	$10,059	$9,987	$10,034	$10,034
6/15	$9,796	$9,752	$9,801	$9,801
7/15	$10,377	$9,837	$9,977	$9,977
8/15	$9,576	$9,162	$9,317	$9,317
9/15	$9,508	$8,830	$8,973	$8,973
10/15	$10,309	$9,523	$9,684	$9,684
11/15	$10,155	$9,445	$9,636	$9,636
12/15	$9,987	$9,274	$9,467	$9,467
1/16	$9,890	$8,715	$8,900	$8,900
2/16	$9,660	$8,655	$8,834	$8,834
3/16	$10,173	$9,296	$9,434	$9,434
4/16	$10,199	$9,434	$9,583	$9,583
5/16	$10,332	$9,446	$9,637	$9,637
6/16	$10,394	$9,388	$9,529	$9,529
7/16	$10,598	$9,793	$9,931	$9,931
8/16	$10,508	$9,826	$9,940	$9,940
9/16	$10,490	$9,886	$9,992	$9,992
10/16	$10,230	$9,718	$9,799	$9,799
11/16	$10,041	$9,792	$9,940	$9,940
12/16	$10,293	$10,004	$10,178	$10,178
1/17	$10,582	$10,277	$10,423	$10,423
2/17	$11,026	$10,566	$10,713	$10,713
3/17	$11,229	$10,695	$10,827	$10,827
4/17	$11,470	$10,861	$10,987	$10,987
5/17	$11,933	$11,101	$11,219	$11,219
6/17	$11,808	$11,152	$11,263	$11,263
7/17	$11,944	$11,463	$11,532	$11,532
8/17	$11,827	$11,507	$11,548	$11,548
9/17	$11,847	$11,730	$11,807	$11,807
10/17	$12,031	$11,973	$12,031	$12,031
11/17	$12,292	$12,205	$12,291	$12,291
12/17	$12,502	$12,402	$12,458	$12,458
1/18	$13,093	$13,101	$13,115	$13,115
2/18	$12,461	$12,551	$12,572	$12,572
3/18	$12,481	$12,283	$12,298	$12,298
4/18	$12,451	$12,400	$12,439	$12,439
5/18	$12,726	$12,415	$12,517	$12,517
6/18	$13,114	$12,348	$12,511	$12,511
7/18	$13,326	$12,720	$12,902	$12,902
8/18	$13,594	$12,820	$13,062	$13,062
9/18	$13,769	$12,876	$13,134	$13,134
10/18	$12,771	$11,911	$12,170	$12,170
11/18	$13,285	$12,086	$12,308	$12,308
12/18	$12,440	$11,234	$11,372	$11,372
1/19	$12,935	$12,121	$12,257	$12,257
2/19	$13,474	$12,446	$12,626	$12,626
3/19	$13,959	$12,602	$12,792	$12,792
4/19	$14,443	$13,028	$13,245	$13,245
5/19	$13,959	$12,255	$12,481	$12,481
6/19	$14,795	$13,057	$13,303	$13,303
7/19	$14,872	$13,095	$13,369	$13,369
8/19	$14,960	$12,785	$13,096	$13,096
9/19	$14,927	$13,054	$13,374	$13,374
10/19	$15,126	$13,411	$13,715	$13,715
11/19	$15,588	$13,738	$14,097	$14,097
12/19	$16,001	$14,222	$14,519	$14,519
1/20	$16,237	$14,065	$14,431	$14,431
2/20	$14,977	$12,929	$13,211	$13,211
3/20	$13,739	$11,184	$11,463	$11,463
4/20	$15,168	$12,382	$12,715	$12,715
5/20	$15,787	$12,920	$13,329	$13,329
6/20	$16,136	$13,333	$13,682	$13,682
7/20	$17,036	$14,038	$14,336	$14,336
8/20	$17,756	$14,897	$15,294	$15,294
9/20	$17,261	$14,417	$14,766	$14,766
10/20	$16,417	$14,067	$14,313	$14,313
11/20	$17,745	$15,800	$16,143	$16,143
12/20	$18,350	$16,534	$16,828	$16,828
1/21	$17,924	$16,459	$16,661	$16,661
2/21	$18,004	$16,840	$17,088	$17,088
3/21	$18,730	$17,290	$17,656	$17,656
4/21	$19,639	$18,046	$18,478	$18,478
5/21	$19,628	$18,327	$18,744	$18,744
6/21	$19,846	$18,568	$19,023	$19,023
7/21	$20,399	$18,696	$19,364	$19,364
8/21	$20,675	$19,164	$19,846	$19,846
9/21	$19,766	$18,372	$19,022	$19,022
10/21	$20,813	$19,310	$20,099	$20,099
11/21	$20,169	$18,845	$19,659	$19,659
12/21	$21,530	$19,599	$20,499	$20,499
1/22	$20,221	$18,637	$19,415	$19,415
2/22	$19,485	$18,155	$18,924	$18,924
3/22	$19,555	$18,548	$19,443	$19,443
4/22	$18,199	$17,064	$17,828	$17,828
5/22	$18,176	$17,084	$17,841	$17,841
6/22	$16,983	$15,644	$16,296	$16,296
7/22	$18,187	$16,736	$17,590	$17,590
8/22	$17,065	$16,120	$16,854	$16,854
9/22	$15,417	$14,577	$15,287	$15,287
10/22	$16,177	$15,456	$16,385	$16,385
11/22	$17,603	$16,655	$17,525	$17,525
12/22	$16,893	$16,000	$16,780	$16,780
1/23	$17,949	$17,147	$17,968	$17,968
2/23	$17,151	$16,655	$17,536	$17,536
3/23	$18,102	$17,169	$18,078	$18,078
4/23	$18,500	$17,416	$18,395	$18,395
5/23	$18,278	$17,229	$18,211	$18,211
6/23	$19,280	$18,229	$19,312	$19,312
7/23	$19,603	$18,897	$19,961	$19,961
8/23	$19,458	$18,369	$19,484	$19,484
9/23	$18,422	$17,609	$18,644	$18,644
10/23	$17,921	$17,080	$18,103	$18,103
11/23	$19,681	$18,656	$19,800	$19,800
12/23	$20,437	$19,552	$20,772	$20,772
1/24	$20,839	$19,667	$21,021	$21,021
2/24	$21,664	$20,511	$21,912	$21,912
3/24	$21,675	$21,155	$22,617	$22,617
4/24	$20,671	$20,457	$21,777	$21,777
5/24	$21,307	$21,288	$22,749	$22,749
6/24	$21,719	$21,762	$23,219	$23,212
7/24	$22,310	$22,113	$23,594	$23,621
8/24	$22,924	$22,674	$24,193	$24,245
9/24	$23,481	$23,201	$24,755	$24,689
10/24	$23,046	$22,680	$24,199	$24,199
11/24	$24,351	$23,529	$25,105	$25,310
12/24	$23,689	$22,972	$24,510	$24,650

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	15.03%	7.89%	9.33%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	14.16%	7.89%	9.33%
MSCI All Country World Net Index	17.49%	10.06%	8.98%
MSCI World/MSCI AC World Blended Index	18.00%	11.04%	9.71%
MSCI World Net Index	18.67%	11.17%	9.78%

Performance Inception Date	Apr. 30, 2015
Material Change Date		Dec. 31, 2023
AssetsNet	$ 58,794,206
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 183,142
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,794,206
# of Portfolio Holdings	37
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$183,142

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	1.6%
Consumer Discretionary	5.9%
Communication Services	10.2%
Health Care	15.7%
Industrials	17.5%
Information Technology	23.2%
Financials	24.5%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.9%
Alphabet, Inc.	5.6%
Visa, Inc.	4.7%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc.	3.4%
Galderma Group AG	3.3%
Microsoft Corp.	3.3%
Tradeweb Markets, Inc.	3.2%
Aon PLC	3.1%
Booking Holdings, Inc.	3.0%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.

Material Fund Change Name [Text Block]	Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129960
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class I
Trading Symbol	MGQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World/MSCI AC World Blended Index:

↓ Stock selection, driven by weakness in health care, financials and information technology

↑ Sector allocation, aided by the zero weight in materials

Line Graph [Table Text Block]
	Class I	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index	MSCI World Net Index
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/15	$995,591	$984,369	$981,880	$981,880
2/15	$1,040,564	$1,039,171	$1,039,407	$1,039,407
3/15	$1,011,464	$1,023,066	$1,023,137	$1,023,137
4/15	$1,045,855	$1,052,753	$1,047,132	$1,047,132
5/15	$1,052,910	$1,051,379	$1,050,739	$1,050,739
6/15	$1,026,455	$1,026,626	$1,026,307	$1,026,307
7/15	$1,088,485	$1,035,542	$1,044,729	$1,044,729
8/15	$1,006,252	$964,555	$975,595	$975,595
9/15	$999,178	$929,611	$939,611	$939,611
10/15	$1,085,832	$1,002,568	$1,014,069	$1,014,069
11/15	$1,069,032	$994,291	$1,009,024	$1,009,024
12/15	$1,052,654	$976,361	$991,288	$991,288
1/16	$1,043,436	$917,476	$931,985	$931,985
2/16	$1,020,392	$911,160	$925,048	$925,048
3/16	$1,075,698	$978,686	$987,821	$987,821
4/16	$1,079,385	$993,133	$1,003,452	$1,003,452
5/16	$1,094,133	$994,388	$1,009,088	$1,009,088
6/16	$1,101,507	$988,364	$997,781	$997,781
7/16	$1,124,642	$1,030,959	$1,039,935	$1,039,935
8/16	$1,117,151	$1,034,426	$1,040,800	$1,040,800
9/16	$1,115,278	$1,040,765	$1,046,328	$1,046,328
10/16	$1,088,122	$1,023,101	$1,026,079	$1,026,079
11/16	$1,069,394	$1,030,876	$1,040,833	$1,040,833
12/16	$1,096,858	$1,053,145	$1,065,738	$1,065,738
1/17	$1,129,327	$1,081,941	$1,091,460	$1,091,460
2/17	$1,178,031	$1,112,291	$1,121,741	$1,121,741
3/17	$1,200,354	$1,125,898	$1,133,690	$1,133,690
4/17	$1,227,750	$1,143,445	$1,150,476	$1,150,476
5/17	$1,278,484	$1,168,695	$1,174,814	$1,174,814
6/17	$1,266,308	$1,174,010	$1,179,334	$1,179,334
7/17	$1,281,643	$1,206,819	$1,207,558	$1,207,558
8/17	$1,270,436	$1,211,443	$1,209,259	$1,209,259
9/17	$1,273,493	$1,234,848	$1,236,399	$1,236,399
10/17	$1,294,887	$1,260,490	$1,259,766	$1,259,766
11/17	$1,324,432	$1,284,891	$1,287,061	$1,287,061
12/17	$1,347,587	$1,305,605	$1,304,467	$1,304,467
1/18	$1,412,427	$1,379,263	$1,373,343	$1,373,343
2/18	$1,346,507	$1,321,336	$1,316,449	$1,316,449
3/18	$1,348,668	$1,293,051	$1,287,755	$1,287,755
4/18	$1,347,587	$1,305,399	$1,302,553	$1,302,553
5/18	$1,377,846	$1,307,029	$1,310,715	$1,310,715
6/18	$1,421,072	$1,299,951	$1,310,090	$1,310,090
7/18	$1,445,787	$1,339,153	$1,351,009	$1,351,009
8/18	$1,476,316	$1,349,674	$1,367,725	$1,367,725
9/18	$1,495,942	$1,355,548	$1,375,340	$1,375,340
10/18	$1,390,180	$1,253,965	$1,274,352	$1,274,352
11/18	$1,446,877	$1,272,304	$1,288,828	$1,288,828
12/18	$1,355,625	$1,182,690	$1,190,828	$1,190,828
1/19	$1,410,646	$1,276,075	$1,283,482	$1,283,482
2/19	$1,471,520	$1,310,206	$1,322,076	$1,322,076
3/19	$1,525,371	$1,326,684	$1,339,441	$1,339,441
4/19	$1,579,221	$1,371,480	$1,386,936	$1,386,936
5/19	$1,528,883	$1,290,125	$1,306,909	$1,306,909
6/19	$1,621,365	$1,374,602	$1,393,027	$1,393,027
7/19	$1,630,730	$1,378,630	$1,399,928	$1,399,928
8/19	$1,643,607	$1,345,925	$1,371,293	$1,371,293
9/19	$1,640,095	$1,374,246	$1,400,475	$1,400,475
10/19	$1,664,679	$1,411,857	$1,436,114	$1,436,114
11/19	$1,716,188	$1,446,323	$1,476,110	$1,476,110
12/19	$1,762,719	$1,497,255	$1,520,331	$1,520,331
1/20	$1,790,374	$1,480,717	$1,511,078	$1,511,078
2/20	$1,653,301	$1,361,120	$1,383,353	$1,383,353
3/20	$1,518,632	$1,177,364	$1,200,277	$1,200,277
4/20	$1,677,349	$1,303,489	$1,331,400	$1,331,400
5/20	$1,747,088	$1,360,179	$1,395,718	$1,395,718
6/20	$1,787,970	$1,403,640	$1,432,636	$1,432,636
7/20	$1,890,174	$1,477,875	$1,501,175	$1,501,175
8/20	$1,970,734	$1,568,328	$1,601,475	$1,601,475
9/20	$1,917,829	$1,517,760	$1,546,226	$1,546,226
10/20	$1,826,446	$1,480,866	$1,498,795	$1,498,795
11/20	$1,974,342	$1,663,401	$1,690,434	$1,690,434
12/20	$2,044,024	$1,740,632	$1,762,102	$1,762,102
1/21	$1,998,382	$1,732,716	$1,744,589	$1,744,589
2/21	$2,008,251	$1,772,852	$1,789,294	$1,789,294
3/21	$2,092,134	$1,820,203	$1,848,827	$1,848,827
4/21	$2,194,520	$1,899,787	$1,934,872	$1,934,872
5/21	$2,195,754	$1,929,352	$1,962,744	$1,962,744
6/21	$2,221,658	$1,954,776	$1,991,999	$1,991,999
7/21	$2,287,038	$1,968,246	$2,027,681	$2,027,681
8/21	$2,320,344	$2,017,510	$2,078,147	$2,078,147
9/21	$2,220,425	$1,934,167	$1,991,861	$1,991,861
10/21	$2,340,081	$2,032,894	$2,104,681	$2,104,681
11/21	$2,268,534	$1,983,940	$2,058,561	$2,058,561
12/21	$2,424,655	$2,063,299	$2,146,544	$2,146,544
1/22	$2,278,924	$1,961,966	$2,032,969	$2,032,969
2/22	$2,198,521	$1,911,293	$1,981,553	$1,981,553
3/22	$2,207,315	$1,952,690	$2,035,933	$2,035,933
4/22	$2,056,560	$1,796,393	$1,866,801	$1,866,801
5/22	$2,056,560	$1,798,496	$1,868,215	$1,868,215
6/22	$1,923,392	$1,646,889	$1,706,387	$1,706,387
7/22	$2,060,328	$1,761,895	$1,841,868	$1,841,868
8/22	$1,935,955	$1,697,031	$1,764,863	$1,764,863
9/22	$1,751,279	$1,534,576	$1,600,802	$1,600,802
10/22	$1,839,220	$1,627,183	$1,715,760	$1,715,760
11/22	$2,002,539	$1,753,393	$1,835,057	$1,835,057
12/22	$1,923,111	$1,684,395	$1,757,127	$1,757,127
1/23	$2,045,836	$1,805,127	$1,881,455	$1,881,455
2/23	$1,956,006	$1,753,392	$1,836,228	$1,836,228
3/23	$2,066,079	$1,807,454	$1,892,966	$1,892,966
4/23	$2,112,892	$1,833,431	$1,926,149	$1,926,149
5/23	$2,087,587	$1,813,795	$1,906,920	$1,906,920
6/23	$2,202,721	$1,919,105	$2,022,246	$2,022,246
7/23	$2,241,942	$1,989,360	$2,090,179	$2,090,179
8/23	$2,225,495	$1,933,769	$2,040,254	$2,040,254
9/23	$2,107,831	$1,853,806	$1,952,240	$1,952,240
10/23	$2,050,897	$1,798,068	$1,895,595	$1,895,595
11/23	$2,253,329	$1,964,022	$2,073,311	$2,073,311
12/23	$2,340,287	$2,058,362	$2,175,098	$2,175,098
1/24	$2,386,050	$2,070,429	$2,201,200	$2,201,200
2/24	$2,481,390	$2,159,278	$2,294,526	$2,294,526
3/24	$2,483,933	$2,227,072	$2,368,260	$2,368,260
4/24	$2,369,524	$2,153,595	$2,280,292	$2,280,292
5/24	$2,441,983	$2,241,060	$2,382,112	$2,382,112
6/24	$2,490,289	$2,290,973	$2,431,373	$2,430,583
7/24	$2,558,934	$2,327,921	$2,470,585	$2,473,415
8/24	$2,630,121	$2,387,042	$2,533,329	$2,538,789
9/24	$2,696,224	$2,442,495	$2,592,181	$2,585,284
10/24	$2,646,647	$2,387,669	$2,533,995	$2,534,000
11/24	$2,795,378	$2,476,977	$2,628,776	$2,650,277
12/24	$2,721,165	$2,418,343	$2,566,548	$2,581,209

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	16.27%	9.07%	10.53%
MSCI All Country World Net Index	17.49%	10.06%	9.23%
MSCI World/MSCI AC World Blended Index	18.00%	11.04%	9.88%
MSCI World Net Index	18.67%	11.17%	9.95%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 58,794,206
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 183,142
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,794,206
# of Portfolio Holdings	37
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$183,142

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	1.6%
Consumer Discretionary	5.9%
Communication Services	10.2%
Health Care	15.7%
Industrials	17.5%
Information Technology	23.2%
Financials	24.5%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.9%
Alphabet, Inc.	5.6%
Visa, Inc.	4.7%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc.	3.4%
Galderma Group AG	3.3%
Microsoft Corp.	3.3%
Tradeweb Markets, Inc.	3.2%
Aon PLC	3.1%
Booking Holdings, Inc.	3.0%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.

Material Fund Change Name [Text Block]	Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129962
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class L
Trading Symbol	MGQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$183	1.70%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World/MSCI AC World Blended Index:

↓ Stock selection, driven by weakness in health care, financials and information technology

↑ Sector allocation, aided by the zero weight in materials

Line Graph [Table Text Block]
	Class L	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index	MSCI World Net Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,947	$9,844	$9,819	$9,819
2/15	$10,390	$10,392	$10,394	$10,394
3/15	$10,098	$10,231	$10,231	$10,231
4/15	$10,434	$10,528	$10,471	$10,471
5/15	$10,496	$10,514	$10,507	$10,507
6/15	$10,230	$10,266	$10,263	$10,263
7/15	$10,836	$10,355	$10,447	$10,447
8/15	$10,010	$9,646	$9,756	$9,756
9/15	$9,938	$9,296	$9,396	$9,396
10/15	$10,774	$10,026	$10,141	$10,141
11/15	$10,614	$9,943	$10,090	$10,090
12/15	$10,449	$9,764	$9,913	$9,913
1/16	$10,339	$9,175	$9,320	$9,320
2/16	$10,109	$9,112	$9,250	$9,250
3/16	$10,651	$9,787	$9,878	$9,878
4/16	$10,679	$9,931	$10,035	$10,035
5/16	$10,816	$9,944	$10,091	$10,091
6/16	$10,881	$9,884	$9,978	$9,978
7/16	$11,102	$10,310	$10,399	$10,399
8/16	$11,018	$10,344	$10,408	$10,408
9/16	$10,990	$10,408	$10,463	$10,463
10/16	$10,719	$10,231	$10,261	$10,261
11/16	$10,523	$10,309	$10,408	$10,408
12/16	$10,794	$10,531	$10,657	$10,657
1/17	$11,095	$10,819	$10,915	$10,915
2/17	$11,567	$11,123	$11,217	$11,217
3/17	$11,778	$11,259	$11,337	$11,337
4/17	$12,038	$11,434	$11,505	$11,505
5/17	$12,530	$11,687	$11,748	$11,748
6/17	$12,400	$11,740	$11,793	$11,793
7/17	$12,541	$12,068	$12,076	$12,076
8/17	$12,420	$12,114	$12,093	$12,093
9/17	$12,450	$12,348	$12,364	$12,364
10/17	$12,642	$12,605	$12,598	$12,598
11/17	$12,924	$12,849	$12,871	$12,871
12/17	$13,147	$13,056	$13,045	$13,045
1/18	$13,762	$13,793	$13,733	$13,733
2/18	$13,105	$13,213	$13,164	$13,164
3/18	$13,126	$12,931	$12,878	$12,878
4/18	$13,105	$13,054	$13,026	$13,026
5/18	$13,391	$13,070	$13,107	$13,107
6/18	$13,804	$13,000	$13,101	$13,101
7/18	$14,036	$13,392	$13,510	$13,510
8/18	$14,314	$13,497	$13,677	$13,677
9/18	$14,495	$13,555	$13,753	$13,753
10/18	$13,458	$12,540	$12,744	$12,744
11/18	$14,004	$12,723	$12,888	$12,888
12/18	$13,114	$11,827	$11,908	$11,908
1/19	$13,628	$12,761	$12,835	$12,835
2/19	$14,211	$13,102	$13,221	$13,221
3/19	$14,714	$13,267	$13,394	$13,394
4/19	$15,228	$13,715	$13,869	$13,869
5/19	$14,725	$12,901	$13,069	$13,069
6/19	$15,605	$13,746	$13,930	$13,930
7/19	$15,685	$13,786	$13,999	$13,999
8/19	$15,799	$13,459	$13,713	$13,713
9/19	$15,753	$13,742	$14,005	$14,005
10/19	$15,982	$14,119	$14,361	$14,361
11/19	$16,462	$14,463	$14,761	$14,761
12/19	$16,901	$14,973	$15,203	$15,203
1/20	$17,146	$14,807	$15,111	$15,111
2/20	$15,827	$13,611	$13,834	$13,834
3/20	$14,520	$11,774	$12,003	$12,003
4/20	$16,037	$13,035	$13,314	$13,314
5/20	$16,691	$13,602	$13,957	$13,957
6/20	$17,076	$14,036	$14,326	$14,326
7/20	$18,033	$14,779	$15,012	$15,012
8/20	$18,780	$15,683	$16,015	$16,015
9/20	$18,267	$15,178	$15,462	$15,462
10/20	$17,380	$14,809	$14,988	$14,988
11/20	$18,780	$16,634	$16,904	$16,904
12/20	$19,431	$17,406	$17,621	$17,621
1/21	$18,978	$17,327	$17,446	$17,446
2/21	$19,061	$17,729	$17,893	$17,893
3/21	$19,849	$18,202	$18,488	$18,488
4/21	$20,804	$18,998	$19,349	$19,349
5/21	$20,792	$19,294	$19,627	$19,627
6/21	$21,031	$19,548	$19,920	$19,920
7/21	$21,628	$19,682	$20,277	$20,277
8/21	$21,926	$20,175	$20,781	$20,781
9/21	$20,959	$19,342	$19,919	$19,919
10/21	$22,081	$20,329	$21,047	$21,047
11/21	$21,401	$19,839	$20,586	$20,586
12/21	$22,848	$20,633	$21,465	$21,465
1/22	$21,467	$19,620	$20,330	$20,330
2/22	$20,692	$19,113	$19,816	$19,816
3/22	$20,765	$19,527	$20,359	$20,359
4/22	$19,335	$17,964	$18,668	$18,668
5/22	$19,311	$17,985	$18,682	$18,682
6/22	$18,051	$16,469	$17,064	$17,064
7/22	$19,323	$17,619	$18,419	$18,419
8/22	$18,136	$16,970	$17,649	$17,649
9/22	$16,391	$15,346	$16,008	$16,008
10/22	$17,203	$16,272	$17,158	$17,158
11/22	$18,717	$17,534	$18,351	$18,351
12/22	$17,970	$16,844	$17,571	$17,571
1/23	$19,100	$18,051	$18,815	$18,815
2/23	$18,261	$17,534	$18,362	$18,362
3/23	$19,271	$18,075	$18,930	$18,930
4/23	$19,684	$18,334	$19,261	$19,261
5/23	$19,441	$18,138	$19,069	$19,069
6/23	$20,498	$19,191	$20,222	$20,222
7/23	$20,839	$19,894	$20,902	$20,902
8/23	$20,681	$19,338	$20,403	$20,403
9/23	$19,562	$18,538	$19,522	$19,522
10/23	$19,027	$17,981	$18,956	$18,956
11/23	$20,888	$19,640	$20,733	$20,733
12/23	$21,678	$20,584	$21,751	$21,751
1/24	$22,091	$20,704	$22,012	$22,012
2/24	$22,967	$21,593	$22,945	$22,945
3/24	$22,967	$22,271	$23,683	$23,683
4/24	$21,897	$21,536	$22,803	$22,803
5/24	$22,553	$22,411	$23,821	$23,821
6/24	$22,979	$22,910	$24,314	$24,306
7/24	$23,599	$23,279	$24,706	$24,734
8/24	$24,231	$23,870	$25,333	$25,388
9/24	$24,815	$24,425	$25,922	$25,853
10/24	$24,340	$23,877	$25,340	$25,340
11/24	$25,702	$24,770	$26,288	$26,503
12/24	$24,993	$24,183	$25,665	$25,812

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	15.29%	8.14%	9.59%
MSCI All Country World Net Index	17.49%	10.06%	9.23%
MSCI World/MSCI AC World Blended Index	18.00%	11.04%	9.88%
MSCI World Net Index	18.67%	11.17%	9.95%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 58,794,206
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 183,142
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,794,206
# of Portfolio Holdings	37
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$183,142

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	1.6%
Consumer Discretionary	5.9%
Communication Services	10.2%
Health Care	15.7%
Industrials	17.5%
Information Technology	23.2%
Financials	24.5%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.9%
Alphabet, Inc.	5.6%
Visa, Inc.	4.7%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc.	3.4%
Galderma Group AG	3.3%
Microsoft Corp.	3.3%
Tradeweb Markets, Inc.	3.2%
Aon PLC	3.1%
Booking Holdings, Inc.	3.0%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.

Material Fund Change Name [Text Block]	Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129963
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio
Class Name	Class R6
Trading Symbol	MGQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World/MSCI AC World Blended Index:

↓ Stock selection, driven by weakness in health care, financials and information technology

↑ Sector allocation, aided by the zero weight in materials

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Net Index	MSCI World/MSCI AC World Blended Index	MSCI World Net Index
12/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
1/15	$4,977,954	$4,921,847	$4,909,402	$4,909,402
2/15	$5,202,822	$5,195,853	$5,197,036	$5,197,036
3/15	$5,061,728	$5,115,328	$5,115,685	$5,115,685
4/15	$5,233,686	$5,263,763	$5,235,661	$5,235,661
5/15	$5,264,550	$5,256,895	$5,253,696	$5,253,696
6/15	$5,136,684	$5,133,131	$5,131,536	$5,131,536
7/15	$5,446,833	$5,177,711	$5,223,647	$5,223,647
8/15	$5,031,246	$4,822,776	$4,877,974	$4,877,974
9/15	$5,000,298	$4,648,053	$4,698,053	$4,698,053
10/15	$5,433,569	$5,012,840	$5,070,346	$5,070,346
11/15	$5,349,568	$4,971,454	$5,045,118	$5,045,118
12/15	$5,268,903	$4,881,804	$4,956,438	$4,956,438
1/16	$5,218,196	$4,587,379	$4,659,923	$4,659,923
2/16	$5,102,953	$4,555,802	$4,625,241	$4,625,241
3/16	$5,384,146	$4,893,431	$4,939,106	$4,939,106
4/16	$5,402,585	$4,965,664	$5,017,260	$5,017,260
5/16	$5,471,730	$4,971,938	$5,045,440	$5,045,440
6/16	$5,513,218	$4,941,819	$4,988,904	$4,988,904
7/16	$5,628,991	$5,154,794	$5,199,677	$5,199,677
8/16	$5,586,844	$5,172,129	$5,203,998	$5,203,998
9/16	$5,577,478	$5,203,827	$5,231,641	$5,231,641
10/16	$5,446,353	$5,115,504	$5,130,394	$5,130,394
11/16	$5,348,010	$5,154,379	$5,204,164	$5,204,164
12/16	$5,488,754	$5,265,723	$5,328,691	$5,328,691
1/17	$5,651,234	$5,409,704	$5,457,300	$5,457,300
2/17	$5,889,875	$5,561,453	$5,608,704	$5,608,704
3/17	$6,006,657	$5,629,489	$5,668,448	$5,668,448
4/17	$6,143,749	$5,717,223	$5,752,380	$5,752,380
5/17	$6,397,623	$5,843,476	$5,874,069	$5,874,069
6/17	$6,336,693	$5,870,048	$5,896,669	$5,896,669
7/17	$6,413,432	$6,034,097	$6,037,790	$6,037,790
8/17	$6,357,353	$6,057,214	$6,046,293	$6,046,293
9/17	$6,372,647	$6,174,240	$6,181,997	$6,181,997
10/17	$6,479,707	$6,302,450	$6,298,828	$6,298,828
11/17	$6,627,553	$6,424,454	$6,435,307	$6,435,307
12/17	$6,746,492	$6,528,027	$6,522,335	$6,522,335
1/18	$7,071,103	$6,896,316	$6,866,716	$6,866,716
2/18	$6,735,672	$6,606,682	$6,582,245	$6,582,245
3/18	$6,751,902	$6,465,255	$6,438,776	$6,438,776
4/18	$6,746,492	$6,526,996	$6,512,765	$6,512,765
5/18	$6,897,977	$6,535,145	$6,553,577	$6,553,577
6/18	$7,114,384	$6,499,754	$6,550,451	$6,550,451
7/18	$7,238,113	$6,695,765	$6,755,044	$6,755,044
8/18	$7,390,954	$6,748,370	$6,838,623	$6,838,623
9/18	$7,489,209	$6,777,740	$6,876,701	$6,876,701
10/18	$6,959,724	$6,269,824	$6,371,759	$6,371,759
11/18	$7,243,572	$6,361,522	$6,444,142	$6,444,142
12/18	$6,790,884	$5,913,452	$5,954,142	$5,954,142
1/19	$7,060,642	$6,380,376	$6,417,409	$6,417,409
2/19	$7,371,451	$6,551,032	$6,610,379	$6,610,379
3/19	$7,635,346	$6,633,418	$6,697,203	$6,697,203
4/19	$7,910,969	$6,857,399	$6,934,681	$6,934,681
5/19	$7,658,803	$6,450,625	$6,534,544	$6,534,544
6/19	$8,122,084	$6,873,009	$6,965,137	$6,965,137
7/19	$8,168,999	$6,893,149	$6,999,638	$6,999,638
8/19	$8,227,642	$6,729,627	$6,856,463	$6,856,463
9/19	$8,215,913	$6,871,230	$7,002,376	$7,002,376
10/19	$8,339,064	$7,059,286	$7,180,569	$7,180,569
11/19	$8,597,094	$7,231,614	$7,380,549	$7,380,549
12/19	$8,833,313	$7,486,277	$7,601,657	$7,601,657
1/20	$8,971,898	$7,403,584	$7,555,388	$7,555,388
2/20	$8,284,996	$6,805,598	$6,916,767	$6,916,767
3/20	$7,604,120	$5,886,820	$6,001,384	$6,001,384
4/20	$8,405,506	$6,517,446	$6,657,001	$6,657,001
5/20	$8,754,982	$6,800,896	$6,978,588	$6,978,588
6/20	$8,959,847	$7,018,202	$7,163,180	$7,163,180
7/20	$9,472,011	$7,389,374	$7,505,876	$7,505,876
8/20	$9,875,716	$7,841,641	$8,007,377	$8,007,377
9/20	$9,610,596	$7,588,801	$7,731,130	$7,731,130
10/20	$9,152,662	$7,404,328	$7,493,977	$7,493,977
11/20	$9,899,818	$8,317,007	$8,452,168	$8,452,168
12/20	$10,246,563	$8,703,162	$8,810,512	$8,810,512
1/21	$10,017,762	$8,663,580	$8,722,947	$8,722,947
2/21	$10,067,232	$8,864,258	$8,946,468	$8,946,468
3/21	$10,487,731	$9,101,017	$9,244,135	$9,244,135
4/21	$11,000,987	$9,498,936	$9,674,358	$9,674,358
5/21	$11,007,170	$9,646,762	$9,813,721	$9,813,721
6/21	$11,143,214	$9,773,880	$9,959,993	$9,959,993
7/21	$11,464,772	$9,841,230	$10,138,404	$10,138,404
8/21	$11,631,735	$10,087,549	$10,390,733	$10,390,733
9/21	$11,130,846	$9,670,835	$9,959,305	$9,959,305
10/21	$11,730,675	$10,164,468	$10,523,405	$10,523,405
11/21	$11,372,015	$9,919,702	$10,292,805	$10,292,805
12/21	$12,152,825	$10,316,495	$10,732,722	$10,732,722
1/22	$11,428,317	$9,809,828	$10,164,844	$10,164,844
2/22	$11,025,113	$9,556,467	$9,907,763	$9,907,763
3/22	$11,069,214	$9,763,451	$10,179,665	$10,179,665
4/22	$10,313,206	$8,981,967	$9,334,007	$9,334,007
5/22	$10,313,206	$8,992,478	$9,341,077	$9,341,077
6/22	$9,645,399	$8,234,445	$8,531,934	$8,531,934
7/22	$10,332,106	$8,809,476	$9,209,338	$9,209,338
8/22	$9,708,400	$8,485,156	$8,824,316	$8,824,316
9/22	$8,782,290	$7,672,878	$8,004,008	$8,004,008
10/22	$9,223,295	$8,135,914	$8,578,799	$8,578,799
11/22	$10,042,303	$8,766,963	$9,175,287	$9,175,287
12/22	$9,649,544	$8,421,974	$8,785,637	$8,785,637
1/23	$10,258,988	$9,025,635	$9,407,274	$9,407,274
2/23	$9,814,602	$8,766,960	$9,181,138	$9,181,138
3/23	$10,366,911	$9,037,268	$9,464,832	$9,464,832
4/23	$10,601,801	$9,167,157	$9,630,747	$9,630,747
5/23	$10,474,833	$9,068,973	$9,534,599	$9,534,599
6/23	$11,052,536	$9,595,525	$10,111,231	$10,111,231
7/23	$11,249,336	$9,946,798	$10,450,895	$10,450,895
8/23	$11,166,807	$9,668,846	$10,201,268	$10,201,268
9/23	$10,576,408	$9,269,031	$9,761,202	$9,761,202
10/23	$10,290,730	$8,990,340	$9,477,973	$9,477,973
11/23	$11,306,472	$9,820,111	$10,366,553	$10,366,553
12/23	$11,748,014	$10,291,810	$10,875,490	$10,875,490
1/24	$11,977,741	$10,352,144	$11,006,002	$11,006,002
2/24	$12,456,340	$10,796,389	$11,472,631	$11,472,631
3/24	$12,462,722	$11,135,362	$11,841,301	$11,841,301
4/24	$11,894,784	$10,767,973	$11,401,460	$11,401,460
5/24	$12,258,519	$11,205,299	$11,910,558	$11,910,558
6/24	$12,507,391	$11,454,864	$12,156,865	$12,152,913
7/24	$12,858,364	$11,639,603	$12,352,924	$12,367,076
8/24	$13,209,336	$11,935,208	$12,666,645	$12,693,944
9/24	$13,541,165	$12,212,476	$12,960,905	$12,926,420
10/24	$13,292,294	$11,938,345	$12,669,975	$12,670,000
11/24	$14,045,290	$12,384,883	$13,143,879	$13,251,383
12/24	$13,669,023	$12,091,713	$12,832,742	$12,906,044

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	16.35%	9.12%	10.58%
MSCI All Country World Net Index	17.49%	10.06%	9.23%
MSCI World/MSCI AC World Blended Index	18.00%	11.04%	9.88%
MSCI World Net Index	18.67%	11.17%	9.95%

Material Change Date		Dec. 31, 2023
AssetsNet	$ 58,794,206
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 183,142
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$58,794,206
# of Portfolio Holdings	37
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$183,142

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.4%
Consumer Staples	1.6%
Consumer Discretionary	5.9%
Communication Services	10.2%
Health Care	15.7%
Industrials	17.5%
Information Technology	23.2%
Financials	24.5%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.9%
Alphabet, Inc.	5.6%
Visa, Inc.	4.7%
UnitedHealth Group, Inc.	3.5%
Mastercard, Inc.	3.4%
Galderma Group AG	3.3%
Microsoft Corp.	3.3%
Tradeweb Markets, Inc.	3.2%
Aon PLC	3.1%
Booking Holdings, Inc.	3.0%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.

Material Fund Change Name [Text Block]	Effective June 27, 2024, the Global Stars Portfolio was changed from Global Sustain Portfolio.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-800-869-6397.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007751
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class A
Trading Symbol	MSEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.86%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 1000® Index	Russell 1000® Growth Index
12/14	$9,476	$10,000	$10,000
1/15	$9,528	$9,725	$9,847
2/15	$10,255	$10,287	$10,503
3/15	$10,057	$10,159	$10,384
4/15	$10,242	$10,231	$10,436
5/15	$10,265	$10,365	$10,583
6/15	$10,277	$10,171	$10,396
7/15	$10,857	$10,367	$10,749
8/15	$10,112	$9,743	$10,096
9/15	$9,669	$9,476	$9,846
10/15	$10,253	$10,243	$10,694
11/15	$10,611	$10,277	$10,724
12/15	$10,568	$10,092	$10,567
1/16	$9,552	$9,549	$9,977
2/16	$9,275	$9,545	$9,973
3/16	$9,971	$10,210	$10,645
4/16	$9,947	$10,266	$10,548
5/16	$10,216	$10,446	$10,753
6/16	$10,130	$10,469	$10,711
7/16	$10,821	$10,868	$11,216
8/16	$10,910	$10,882	$11,160
9/16	$11,227	$10,891	$11,201
10/16	$10,827	$10,679	$10,938
11/16	$10,544	$11,100	$11,176
12/16	$10,335	$11,308	$11,314
1/17	$11,382	$11,536	$11,696
2/17	$11,607	$11,982	$12,182
3/17	$12,002	$11,990	$12,322
4/17	$12,529	$12,116	$12,604
5/17	$13,317	$12,271	$12,932
6/17	$13,180	$12,357	$12,898
7/17	$13,599	$12,601	$13,241
8/17	$13,985	$12,641	$13,483
9/17	$13,814	$12,910	$13,659
10/17	$14,565	$13,206	$14,188
11/17	$14,861	$13,609	$14,619
12/17	$14,826	$13,761	$14,733
1/18	$16,250	$14,516	$15,776
2/18	$16,470	$13,983	$15,363
3/18	$16,257	$13,666	$14,941
4/18	$16,287	$13,712	$14,994
5/18	$17,383	$14,062	$15,651
6/18	$17,689	$14,153	$15,801
7/18	$17,638	$14,642	$16,265
8/18	$19,202	$15,146	$17,155
9/18	$19,041	$15,204	$17,251
10/18	$17,054	$14,128	$15,708
11/18	$17,257	$14,415	$15,875
12/18	$15,921	$13,102	$14,510
1/19	$17,850	$14,200	$15,814
2/19	$18,751	$14,681	$16,380
3/19	$19,008	$14,937	$16,846
4/19	$19,755	$15,540	$17,607
5/19	$19,056	$14,550	$16,495
6/19	$20,370	$15,571	$17,628
7/19	$20,511	$15,813	$18,026
8/19	$19,538	$15,523	$17,888
9/19	$18,160	$15,792	$17,890
10/19	$18,176	$16,127	$18,394
11/19	$19,739	$16,736	$19,210
12/19	$19,553	$17,220	$19,790
1/20	$20,774	$17,238	$20,232
2/20	$20,702	$15,830	$18,854
3/20	$18,795	$13,738	$17,000
4/20	$22,650	$15,553	$19,515
5/20	$26,850	$16,374	$20,825
6/20	$29,736	$16,736	$21,732
7/20	$32,832	$17,716	$23,404
8/20	$35,633	$19,016	$25,819
9/20	$36,122	$18,321	$24,604
10/20	$34,695	$17,879	$23,769
11/20	$41,328	$19,985	$26,203
12/20	$42,057	$20,830	$27,408
1/21	$42,659	$20,658	$27,205
2/21	$44,966	$21,257	$27,199
3/21	$41,283	$22,061	$27,666
4/21	$43,502	$23,249	$29,548
5/21	$42,328	$23,359	$29,140
6/21	$47,465	$23,944	$30,968
7/21	$47,431	$24,442	$31,988
8/21	$48,471	$25,149	$33,184
9/21	$45,390	$23,994	$31,326
10/21	$48,870	$25,659	$34,039
11/21	$47,244	$25,315	$34,247
12/21	$42,125	$26,340	$34,971
1/22	$32,773	$24,855	$31,970
2/22	$32,444	$24,173	$30,612
3/22	$30,849	$24,989	$31,809
4/22	$24,004	$22,761	$27,968
5/22	$19,970	$22,727	$27,318
6/22	$18,127	$20,823	$25,154
7/22	$20,572	$22,763	$28,173
8/22	$20,839	$21,889	$26,861
9/22	$18,723	$19,863	$24,249
10/22	$19,195	$21,456	$25,667
11/22	$18,673	$22,617	$26,836
12/22	$16,665	$21,302	$24,782
1/23	$19,634	$22,730	$26,847
2/23	$18,821	$22,189	$26,528
3/23	$19,583	$22,891	$28,342
4/23	$18,371	$23,175	$28,621
5/23	$20,236	$23,283	$29,926
6/23	$22,029	$24,855	$31,972
7/23	$23,974	$25,710	$33,050
8/23	$21,753	$25,260	$32,753
9/23	$20,643	$24,073	$30,972
10/23	$18,835	$23,491	$30,531
11/23	$22,232	$25,685	$33,859
12/23	$24,976	$26,953	$35,358
1/24	$23,517	$27,329	$36,240
2/24	$26,282	$28,805	$38,713
3/24	$26,827	$29,728	$39,394
4/24	$24,279	$28,463	$37,723
5/24	$23,807	$29,804	$39,981
6/24	$25,005	$30,790	$42,677
7/24	$25,295	$31,238	$41,951
8/24	$26,943	$31,979	$42,825
9/24	$28,569	$32,663	$44,038
10/24	$30,688	$32,434	$43,893
11/24	$38,019	$34,522	$46,740
12/24	$36,534	$33,560	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	46.28%	13.32%	14.45%
Class A, with 5.25% maximum front end sales charge	38.58%	12.10%	13.83%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155892
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class C
Trading Symbol	MSGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.61%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Russell 1000® Growth Index
4/15	$10,000	$10,000	$10,000
5/15	$10,015	$10,131	$10,141
6/15	$10,020	$9,941	$9,962
7/15	$10,581	$10,132	$10,300
8/15	$9,851	$9,523	$9,674
9/15	$9,413	$9,262	$9,435
10/15	$9,978	$10,011	$10,248
11/15	$10,321	$10,044	$10,276
12/15	$10,271	$9,864	$10,125
1/16	$9,279	$9,333	$9,560
2/16	$9,009	$9,330	$9,556
3/16	$9,677	$9,979	$10,201
4/16	$9,648	$10,034	$10,107
5/16	$9,902	$10,209	$10,304
6/16	$9,811	$10,233	$10,263
7/16	$10,474	$10,622	$10,748
8/16	$10,554	$10,636	$10,694
9/16	$10,853	$10,645	$10,733
10/16	$10,460	$10,437	$10,481
11/16	$10,178	$10,849	$10,709
12/16	$9,970	$11,053	$10,842
1/17	$10,973	$11,275	$11,207
2/17	$11,182	$11,711	$11,673
3/17	$11,556	$11,719	$11,808
4/17	$12,054	$11,843	$12,078
5/17	$12,805	$11,994	$12,392
6/17	$12,665	$12,077	$12,359
7/17	$13,062	$12,317	$12,688
8/17	$13,424	$12,355	$12,920
9/17	$13,249	$12,618	$13,088
10/17	$13,963	$12,908	$13,596
11/17	$14,240	$13,301	$14,009
12/17	$14,194	$13,450	$14,118
1/18	$15,548	$14,188	$15,118
2/18	$15,751	$13,667	$14,721
3/18	$15,540	$13,357	$14,317
4/18	$15,555	$13,402	$14,367
5/18	$16,593	$13,744	$14,997
6/18	$16,874	$13,833	$15,142
7/18	$16,816	$14,311	$15,586
8/18	$18,298	$14,804	$16,438
9/18	$18,133	$14,860	$16,530
10/18	$16,230	$13,808	$15,052
11/18	$16,411	$14,089	$15,212
12/18	$15,132	$12,806	$13,904
1/19	$16,956	$13,879	$15,154
2/19	$17,803	$14,349	$15,696
3/19	$18,035	$14,599	$16,143
4/19	$18,731	$15,189	$16,872
5/19	$18,059	$14,221	$15,806
6/19	$19,293	$15,219	$16,892
7/19	$19,411	$15,455	$17,273
8/19	$18,478	$15,172	$17,141
9/19	$17,168	$15,435	$17,143
10/19	$17,172	$15,762	$17,626
11/19	$18,637	$16,358	$18,408
12/19	$18,448	$16,831	$18,964
1/20	$19,585	$16,849	$19,387
2/20	$19,507	$15,472	$18,067
3/20	$17,696	$13,427	$16,290
4/20	$21,319	$15,202	$18,700
5/20	$25,253	$16,004	$19,956
6/20	$27,950	$16,358	$20,825
7/20	$30,843	$17,315	$22,427
8/20	$33,452	$18,586	$24,741
9/20	$33,888	$17,907	$23,577
10/20	$32,531	$17,475	$22,776
11/20	$38,731	$19,533	$25,108
12/20	$39,382	$20,359	$26,263
1/21	$39,921	$20,191	$26,069
2/21	$42,061	$20,776	$26,063
3/21	$38,589	$21,563	$26,511
4/21	$40,643	$22,723	$28,314
5/21	$39,520	$22,831	$27,923
6/21	$44,287	$23,403	$29,675
7/21	$44,231	$23,889	$30,653
8/21	$45,172	$24,581	$31,799
9/21	$42,274	$23,452	$30,018
10/21	$45,492	$25,079	$32,618
11/21	$43,952	$24,743	$32,817
12/21	$39,165	$25,745	$33,511
1/22	$30,455	$24,293	$30,635
2/22	$30,132	$23,627	$29,334
3/22	$28,631	$24,424	$30,481
4/22	$22,265	$22,247	$26,800
5/22	$18,512	$22,213	$26,177
6/22	$16,794	$20,353	$24,104
7/22	$19,046	$22,248	$26,997
8/22	$19,283	$21,394	$25,739
9/22	$17,314	$19,414	$23,237
10/22	$17,736	$20,971	$24,595
11/22	$17,242	$22,106	$25,716
12/22	$15,381	$20,821	$23,747
1/23	$18,106	$22,216	$25,726
2/23	$17,348	$21,688	$25,421
3/23	$18,035	$22,374	$27,158
4/23	$16,913	$22,651	$27,426
5/23	$18,631	$22,757	$28,676
6/23	$20,281	$24,294	$30,637
7/23	$22,072	$25,129	$31,669
8/23	$20,027	$24,689	$31,385
9/23	$19,005	$23,529	$29,678
10/23	$17,341	$22,960	$29,256
11/23	$20,468	$25,105	$32,445
12/23	$22,994	$26,344	$33,882
1/24	$21,651	$26,711	$34,727
2/24	$24,197	$28,154	$37,096
3/24	$24,698	$29,056	$37,749
4/24	$22,353	$27,820	$36,148
5/24	$21,918	$29,130	$38,312
6/24	$23,021	$30,094	$40,895
7/24	$23,288	$30,532	$40,200
8/24	$24,805	$31,256	$41,037
9/24	$26,302	$31,924	$42,200
10/24	$28,253	$31,701	$42,060
11/24	$35,003	$33,742	$44,788
12/24	$33,635	$32,801	$45,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	45.20%	12.48%	13.36%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	44.20%	12.48%	13.36%
Russell 1000® Index	24.51%	14.28%	13.07%
Russell 1000® Growth Index	33.36%	18.96%	16.88%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007750
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class I
Trading Symbol	MSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.61%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,005,664	$972,533	$984,687
2/15	$1,082,389	$1,028,726	$1,050,322
3/15	$1,062,049	$1,015,916	$1,038,376
4/15	$1,081,874	$1,023,128	$1,043,577
5/15	$1,084,449	$1,036,513	$1,058,266
6/15	$1,085,994	$1,017,068	$1,039,623
7/15	$1,147,904	$1,036,672	$1,074,878
8/15	$1,069,491	$974,313	$1,009,602
9/15	$1,023,014	$947,609	$984,626
10/15	$1,085,329	$1,024,279	$1,069,408
11/15	$1,123,497	$1,027,663	$1,072,410
12/15	$1,119,137	$1,009,175	$1,056,673
1/16	$1,011,762	$954,857	$997,681
2/16	$982,704	$954,529	$997,256
3/16	$1,056,594	$1,021,022	$1,064,512
4/16	$1,054,380	$1,026,575	$1,054,791
5/16	$1,083,161	$1,044,552	$1,075,274
6/16	$1,074,305	$1,046,918	$1,071,051
7/16	$1,147,679	$1,086,799	$1,121,607
8/16	$1,157,365	$1,088,243	$1,116,035
9/16	$1,191,414	$1,089,105	$1,120,117
10/16	$1,149,147	$1,067,867	$1,093,813
11/16	$1,119,501	$1,109,966	$1,117,613
12/16	$1,097,751	$1,130,819	$1,131,448
1/17	$1,209,117	$1,153,558	$1,169,576
2/17	$1,233,137	$1,198,210	$1,218,155
3/17	$1,275,562	$1,198,967	$1,232,245
4/17	$1,331,713	$1,211,643	$1,260,426
5/17	$1,415,628	$1,227,106	$1,293,201
6/17	$1,401,590	$1,235,674	$1,289,794
7/17	$1,446,749	$1,260,145	$1,324,076
8/17	$1,487,929	$1,264,087	$1,348,348
9/17	$1,470,052	$1,291,006	$1,365,879
10/17	$1,550,179	$1,320,616	$1,418,803
11/17	$1,582,421	$1,360,890	$1,461,906
12/17	$1,578,866	$1,376,061	$1,473,287
1/18	$1,730,877	$1,451,597	$1,577,634
2/18	$1,754,380	$1,398,304	$1,536,267
3/18	$1,732,393	$1,366,566	$1,494,138
4/18	$1,735,805	$1,371,211	$1,499,358
5/18	$1,853,320	$1,406,212	$1,565,077
6/18	$1,886,300	$1,415,306	$1,580,146
7/18	$1,881,541	$1,464,150	$1,626,533
8/18	$2,048,505	$1,514,601	$1,715,466
9/18	$2,031,847	$1,520,352	$1,725,054
10/18	$1,819,946	$1,412,767	$1,570,788
11/18	$1,842,027	$1,441,518	$1,587,472
12/18	$1,699,814	$1,310,229	$1,450,985
1/19	$1,906,642	$1,420,030	$1,581,409
2/19	$2,002,727	$1,468,110	$1,637,991
3/19	$2,030,820	$1,493,669	$1,684,613
4/19	$2,111,026	$1,553,990	$1,760,724
5/19	$2,036,927	$1,454,963	$1,649,493
6/19	$2,177,798	$1,557,107	$1,762,775
7/19	$2,193,269	$1,581,289	$1,802,580
8/19	$2,089,855	$1,552,327	$1,788,774
9/19	$1,942,877	$1,579,234	$1,788,996
10/19	$1,944,913	$1,612,704	$1,839,431
11/19	$2,112,655	$1,673,650	$1,921,034
12/19	$2,093,495	$1,721,983	$1,978,994
1/20	$2,224,084	$1,723,841	$2,023,234
2/20	$2,216,854	$1,582,974	$1,885,448
3/20	$2,013,063	$1,373,785	$1,699,966
4/20	$2,426,972	$1,555,321	$1,951,512
5/20	$2,877,482	$1,637,382	$2,082,526
6/20	$3,187,010	$1,673,590	$2,173,209
7/20	$3,520,036	$1,771,589	$2,340,414
8/20	$3,820,526	$1,901,618	$2,581,926
9/20	$3,873,847	$1,832,118	$2,460,447
10/20	$3,721,568	$1,787,937	$2,376,885
11/20	$4,434,160	$1,998,480	$2,620,259
12/20	$4,513,043	$2,082,967	$2,740,768
1/21	$4,578,664	$2,065,812	$2,720,489
2/21	$4,827,333	$2,125,680	$2,719,859
3/21	$4,432,620	$2,206,123	$2,766,587
4/21	$4,672,408	$2,324,880	$2,954,822
5/21	$4,547,087	$2,335,916	$2,913,953
6/21	$5,099,684	$2,394,447	$3,096,768
7/21	$5,097,711	$2,444,189	$3,198,826
8/21	$5,210,697	$2,514,930	$3,318,426
9/21	$4,880,126	$2,399,409	$3,132,575
10/21	$5,255,596	$2,565,897	$3,403,905
11/21	$5,081,922	$2,531,477	$3,424,717
12/21	$4,532,250	$2,634,015	$3,497,125
1/22	$3,527,456	$2,485,509	$3,196,984
2/22	$3,492,682	$2,417,303	$3,061,197
3/22	$3,321,251	$2,498,876	$3,180,943
4/22	$2,584,890	$2,276,125	$2,796,807
5/22	$2,150,516	$2,272,665	$2,731,788
6/22	$1,952,851	$2,082,329	$2,515,399
7/22	$2,216,404	$2,276,276	$2,817,300
8/22	$2,246,298	$2,188,876	$2,686,059
9/22	$2,018,129	$1,986,345	$2,424,932
10/22	$2,069,376	$2,145,650	$2,566,666
11/22	$2,013,249	$2,261,724	$2,683,621
12/22	$1,797,597	$2,130,209	$2,478,172
1/23	$2,118,170	$2,273,029	$2,684,721
2/23	$2,030,996	$2,218,941	$2,652,836
3/23	$2,113,249	$2,289,133	$2,834,174
4/23	$1,983,192	$2,317,498	$2,862,136
5/23	$2,184,956	$2,328,292	$2,992,588
6/23	$2,378,986	$2,485,539	$3,197,237
7/23	$2,589,186	$2,571,013	$3,304,952
8/23	$2,350,163	$2,526,038	$3,275,277
9/23	$2,231,354	$2,407,324	$3,097,155
10/23	$2,035,917	$2,349,141	$3,053,059
11/23	$2,403,592	$2,568,540	$3,385,876
12/23	$2,700,965	$2,695,338	$3,535,809
1/24	$2,544,194	$2,732,927	$3,623,998
2/24	$2,843,676	$2,880,509	$3,871,252
3/24	$2,902,729	$2,972,850	$3,939,403
4/24	$2,627,852	$2,846,348	$3,772,310
5/24	$2,577,235	$2,980,382	$3,998,140
6/24	$2,707,292	$3,079,023	$4,267,741
7/24	$2,738,928	$3,123,832	$4,195,145
8/24	$2,918,195	$3,197,877	$4,282,521
9/24	$3,095,354	$3,266,253	$4,403,847
10/24	$3,325,238	$3,243,431	$4,389,274
11/24	$4,120,343	$3,452,240	$4,673,964
12/24	$3,960,408	$3,355,993	$4,715,222

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	46.63%	13.60%	14.76%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198816
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class IR
Trading Symbol	MGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$64	0.52%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class IR	Russell 1000® Index	Russell 1000® Growth Index
6/18	$5,000,000	$5,000,000	$5,000,000
6/18	$4,798,696	$5,000,000	$5,000,000
7/18	$4,785,687	$5,059,461	$5,004,135
8/18	$5,211,756	$5,233,797	$5,277,743
9/18	$5,169,639	$5,253,671	$5,307,240
10/18	$4,630,931	$4,881,904	$4,832,630
11/18	$4,686,761	$4,981,253	$4,883,961
12/18	$4,326,237	$4,527,576	$4,464,050
1/19	$4,852,095	$4,907,002	$4,865,306
2/19	$5,098,044	$5,073,145	$5,039,385
3/19	$5,169,050	$5,161,466	$5,182,822
4/19	$5,373,837	$5,369,908	$5,416,981
5/19	$5,185,516	$5,027,714	$5,074,772
6/19	$5,544,663	$5,380,681	$5,423,290
7/19	$5,583,768	$5,464,242	$5,545,753
8/19	$5,320,325	$5,364,161	$5,503,279
9/19	$4,946,770	$5,457,141	$5,503,962
10/19	$4,952,944	$5,572,797	$5,659,128
11/19	$5,381,040	$5,783,401	$5,910,184
12/19	$5,332,721	$5,950,418	$6,088,501
1/20	$5,665,944	$5,956,841	$6,224,611
2/20	$5,647,685	$5,470,064	$5,800,704
3/20	$5,129,591	$4,747,199	$5,230,056
4/20	$6,184,039	$5,374,507	$6,003,954
5/20	$7,332,063	$5,658,073	$6,407,024
6/20	$8,121,757	$5,783,194	$6,686,018
7/20	$8,969,652	$6,121,835	$7,200,434
8/20	$9,736,523	$6,571,160	$7,943,463
9/20	$9,873,464	$6,330,999	$7,569,723
10/20	$9,485,464	$6,178,328	$7,312,641
11/20	$11,303,359	$6,905,870	$8,061,396
12/20	$11,504,929	$7,197,820	$8,432,148
1/21	$11,671,757	$7,138,539	$8,369,760
2/21	$12,306,701	$7,345,418	$8,367,823
3/21	$11,300,751	$7,623,393	$8,511,584
4/21	$11,913,285	$8,033,765	$9,090,701
5/21	$11,594,568	$8,071,901	$8,964,964
6/21	$13,005,139	$8,274,161	$9,527,406
7/21	$13,000,159	$8,446,046	$9,841,394
8/21	$13,288,996	$8,690,495	$10,209,353
9/21	$12,447,385	$8,291,305	$9,637,570
10/21	$13,407,270	$8,866,616	$10,472,333
11/21	$12,965,299	$8,747,674	$10,536,362
12/21	$11,564,756	$9,102,003	$10,759,130
1/22	$9,000,611	$8,588,829	$9,835,727
2/22	$8,913,092	$8,353,140	$9,417,969
3/22	$8,478,569	$8,635,019	$9,786,378
4/22	$6,597,684	$7,865,289	$8,604,558
5/22	$5,490,649	$7,853,334	$8,404,523
6/22	$4,987,032	$7,195,617	$7,738,789
7/22	$5,661,080	$7,865,813	$8,667,607
8/22	$5,736,315	$7,563,795	$8,263,835
9/22	$5,152,857	$6,863,936	$7,460,460
10/22	$5,281,832	$7,414,425	$7,896,512
11/22	$5,137,503	$7,815,529	$8,256,333
12/22	$4,578,500	$7,361,070	$7,624,255
1/23	$5,394,260	$7,854,591	$8,259,718
2/23	$5,175,312	$7,667,686	$8,161,623
3/23	$5,383,666	$7,910,240	$8,719,519
4/23	$5,053,477	$8,008,256	$8,805,547
5/23	$5,567,301	$8,045,556	$9,206,889
6/23	$6,063,467	$8,588,935	$9,836,507
7/23	$6,598,478	$8,884,294	$10,167,897
8/23	$5,989,307	$8,728,881	$10,076,601
9/23	$5,685,604	$8,318,657	$9,528,596
10/23	$5,189,438	$8,117,602	$9,392,932
11/23	$6,127,032	$8,875,748	$10,416,866
12/23	$6,882,759	$9,313,906	$10,878,145
1/24	$6,483,707	$9,443,798	$11,149,463
2/24	$7,248,262	$9,953,776	$11,910,158
3/24	$7,400,113	$10,272,866	$12,119,827
4/24	$6,699,124	$9,835,731	$11,605,755
5/24	$6,571,993	$10,298,893	$12,300,536
6/24	$6,903,947	$10,639,754	$13,129,981
7/24	$6,985,170	$10,794,593	$12,906,634
8/24	$7,442,490	$11,050,461	$13,175,452
9/24	$7,896,279	$11,286,740	$13,548,720
10/24	$8,484,262	$11,207,877	$13,503,884
11/24	$10,513,069	$11,929,429	$14,379,751
12/24	$10,104,589	$11,596,840	$14,506,684

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	46.81%	13.64%	11.35%
Russell 1000® Index	24.51%	14.28%	13.72%
Russell 1000® Growth Index	33.36%	18.96%	17.67%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113805
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class L
Trading Symbol	MSHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$167	1.36%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class L	Russell 1000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,051	$9,725	$9,847
2/15	$10,811	$10,287	$10,503
3/15	$10,602	$10,159	$10,384
4/15	$10,789	$10,231	$10,436
5/15	$10,808	$10,365	$10,583
6/15	$10,816	$10,171	$10,396
7/15	$11,422	$10,367	$10,749
8/15	$10,634	$9,743	$10,096
9/15	$10,161	$9,476	$9,846
10/15	$10,774	$10,243	$10,694
11/15	$11,136	$10,277	$10,724
12/15	$11,085	$10,092	$10,567
1/16	$10,014	$9,549	$9,977
2/16	$9,722	$9,545	$9,973
3/16	$10,444	$10,210	$10,645
4/16	$10,415	$10,266	$10,548
5/16	$10,692	$10,446	$10,753
6/16	$10,597	$10,469	$10,711
7/16	$11,316	$10,868	$11,216
8/16	$11,402	$10,882	$11,160
9/16	$11,730	$10,891	$11,201
10/16	$11,306	$10,679	$10,938
11/16	$11,005	$11,100	$11,176
12/16	$10,784	$11,308	$11,314
1/17	$11,872	$11,536	$11,696
2/17	$12,101	$11,982	$12,182
3/17	$12,508	$11,990	$12,322
4/17	$13,048	$12,116	$12,604
5/17	$13,865	$12,271	$12,932
6/17	$13,714	$12,357	$12,898
7/17	$14,145	$12,601	$13,241
8/17	$14,539	$12,641	$13,483
9/17	$14,354	$12,910	$13,659
10/17	$15,130	$13,206	$14,188
11/17	$15,432	$13,609	$14,619
12/17	$15,387	$13,761	$14,733
1/18	$16,857	$14,516	$15,776
2/18	$17,076	$13,983	$15,363
3/18	$16,853	$13,666	$14,941
4/18	$16,874	$13,712	$14,994
5/18	$18,004	$14,062	$15,651
6/18	$18,316	$14,153	$15,801
7/18	$18,252	$14,642	$16,265
8/18	$19,866	$15,146	$17,155
9/18	$19,692	$15,204	$17,251
10/18	$17,630	$14,128	$15,708
11/18	$17,829	$14,415	$15,875
12/18	$16,447	$13,102	$14,510
1/19	$18,433	$14,200	$15,814
2/19	$19,353	$14,681	$16,380
3/19	$19,612	$14,937	$16,846
4/19	$20,370	$15,540	$17,607
5/19	$19,643	$14,550	$16,495
6/19	$20,993	$15,571	$17,628
7/19	$21,124	$15,813	$18,026
8/19	$20,116	$15,523	$17,888
9/19	$18,691	$15,792	$17,890
10/19	$18,700	$16,127	$18,394
11/19	$20,300	$16,736	$19,210
12/19	$20,101	$17,220	$19,790
1/20	$21,344	$17,238	$20,232
2/20	$21,260	$15,830	$18,854
3/20	$19,298	$13,738	$17,000
4/20	$23,247	$15,553	$19,515
5/20	$27,546	$16,374	$20,825
6/20	$30,495	$16,736	$21,732
7/20	$33,655	$17,716	$23,404
8/20	$36,510	$19,016	$25,819
9/20	$36,998	$18,321	$24,604
10/20	$35,519	$17,879	$23,769
11/20	$42,293	$19,985	$26,203
12/20	$43,019	$20,830	$27,408
1/21	$43,614	$20,658	$27,205
2/21	$45,960	$21,257	$27,199
3/21	$42,179	$22,061	$27,666
4/21	$44,432	$23,249	$29,548
5/21	$43,216	$23,359	$29,140
6/21	$48,437	$23,944	$30,968
7/21	$48,388	$24,442	$31,988
8/21	$49,424	$25,149	$33,184
9/21	$46,266	$23,994	$31,326
10/21	$49,795	$25,659	$34,039
11/21	$48,120	$25,315	$34,247
12/21	$42,891	$26,340	$34,971
1/22	$33,357	$24,855	$31,970
2/22	$33,013	$24,173	$30,612
3/22	$31,376	$24,989	$31,809
4/22	$24,400	$22,761	$27,968
5/22	$20,297	$22,727	$27,318
6/22	$18,414	$20,823	$25,154
7/22	$20,887	$22,763	$28,173
8/22	$21,154	$21,889	$26,861
9/22	$18,997	$19,863	$24,249
10/22	$19,468	$21,456	$25,667
11/22	$18,927	$22,617	$26,836
12/22	$16,885	$21,302	$24,782
1/23	$19,878	$22,730	$26,847
2/23	$19,048	$22,189	$26,528
3/23	$19,811	$22,891	$28,342
4/23	$18,579	$23,175	$28,621
5/23	$20,457	$23,283	$29,926
6/23	$22,260	$24,855	$31,972
7/23	$24,213	$25,710	$33,050
8/23	$21,966	$25,260	$32,753
9/23	$20,834	$24,073	$30,972
10/23	$19,007	$23,491	$30,531
11/23	$22,419	$25,685	$33,859
12/23	$25,177	$26,953	$35,358
1/24	$23,693	$27,329	$36,240
2/24	$26,477	$28,805	$38,713
3/24	$27,005	$29,728	$39,394
4/24	$24,431	$28,463	$37,723
5/24	$23,945	$29,804	$39,981
6/24	$25,144	$30,790	$42,677
7/24	$25,420	$31,238	$41,951
8/24	$27,072	$31,979	$42,825
9/24	$28,690	$32,663	$44,038
10/24	$30,803	$32,434	$43,893
11/24	$38,147	$34,522	$46,740
12/24	$36,638	$33,560	$47,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	45.52%	12.76%	13.87%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126914
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Growth Portfolio
Class Name	Class R6
Trading Symbol	MGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.52%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection and an average underweight in industrials, led by a global mobility and food delivery platform

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Average underweight and stock selection in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Russell 1000® Growth Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$5,028,270	$4,862,663	$4,923,436
2/15	$5,412,490	$5,143,631	$5,251,609
3/15	$5,310,974	$5,079,580	$5,191,882
4/15	$5,409,920	$5,115,638	$5,217,884
5/15	$5,422,770	$5,182,565	$5,291,331
6/15	$5,431,766	$5,085,341	$5,198,115
7/15	$5,740,757	$5,183,361	$5,374,388
8/15	$5,349,400	$4,871,566	$5,048,008
9/15	$5,116,142	$4,738,047	$4,923,131
10/15	$5,428,449	$5,121,396	$5,347,041
11/15	$5,620,240	$5,138,314	$5,362,050
12/15	$5,598,489	$5,045,874	$5,283,363
1/16	$5,061,288	$4,774,284	$4,988,406
2/16	$4,917,666	$4,772,646	$4,986,278
3/16	$5,287,768	$5,105,112	$5,322,559
4/16	$5,276,721	$5,132,875	$5,273,956
5/16	$5,420,342	$5,222,761	$5,376,372
6/16	$5,376,151	$5,234,588	$5,355,257
7/16	$5,745,076	$5,433,997	$5,608,036
8/16	$5,794,867	$5,441,216	$5,580,173
9/16	$5,964,745	$5,445,523	$5,600,585
10/16	$5,753,862	$5,339,335	$5,469,067
11/16	$5,605,952	$5,549,830	$5,588,064
12/16	$5,495,906	$5,654,094	$5,657,239
1/17	$6,054,521	$5,767,790	$5,847,880
2/17	$6,175,892	$5,991,050	$6,090,776
3/17	$6,389,068	$5,994,835	$6,161,223
4/17	$6,670,710	$6,058,214	$6,302,132
5/17	$7,092,395	$6,135,531	$6,466,004
6/17	$7,020,817	$6,178,371	$6,448,969
7/17	$7,247,604	$6,300,725	$6,620,378
8/17	$7,454,587	$6,320,434	$6,741,738
9/17	$7,365,425	$6,455,028	$6,829,394
10/17	$7,768,247	$6,603,080	$7,094,014
11/17	$7,929,057	$6,804,448	$7,309,528
12/17	$7,913,205	$6,880,305	$7,366,434
1/18	$8,674,490	$7,257,987	$7,888,170
2/18	$8,793,500	$6,991,521	$7,681,336
3/18	$8,683,935	$6,832,830	$7,470,689
4/18	$8,700,937	$6,856,054	$7,496,788
5/18	$9,290,319	$7,031,062	$7,825,383
6/18	$9,456,554	$7,076,529	$7,900,729
7/18	$9,430,918	$7,320,750	$8,132,667
8/18	$10,270,551	$7,573,004	$8,577,332
9/18	$10,187,553	$7,601,761	$8,625,271
10/18	$9,125,947	$7,063,835	$7,853,939
11/18	$9,235,968	$7,207,588	$7,937,361
12/18	$8,525,502	$6,551,143	$7,254,926
1/19	$9,561,784	$7,100,150	$7,907,044
2/19	$10,046,464	$7,340,551	$8,189,956
3/19	$10,186,393	$7,468,346	$8,423,067
4/19	$10,589,955	$7,769,949	$8,803,620
5/19	$10,218,840	$7,274,815	$8,247,465
6/19	$10,926,595	$7,785,537	$8,813,873
7/19	$11,003,657	$7,906,445	$9,012,899
8/19	$10,484,502	$7,761,634	$8,943,871
9/19	$9,748,356	$7,896,170	$8,944,981
10/19	$9,760,523	$8,063,518	$9,197,155
11/19	$10,604,151	$8,368,250	$9,605,169
12/19	$10,508,703	$8,609,914	$9,894,968
1/20	$11,165,356	$8,619,207	$10,116,171
2/20	$11,129,375	$7,914,870	$9,427,242
3/20	$10,108,414	$6,868,924	$8,499,832
4/20	$12,186,317	$7,776,603	$9,757,562
5/20	$14,448,623	$8,186,908	$10,412,628
6/20	$16,007,050	$8,367,951	$10,866,045
7/20	$17,677,918	$8,857,945	$11,702,069
8/20	$19,189,121	$9,508,092	$12,909,631
9/20	$19,458,978	$9,160,592	$12,302,233
10/20	$18,694,382	$8,939,687	$11,884,426
11/20	$22,274,492	$9,992,399	$13,101,294
12/20	$22,673,960	$10,414,834	$13,703,838
1/21	$23,002,710	$10,329,058	$13,602,445
2/21	$24,253,924	$10,628,399	$13,599,297
3/21	$22,271,609	$11,030,613	$13,832,936
4/21	$23,478,662	$11,624,398	$14,774,110
5/21	$22,850,602	$11,679,579	$14,569,764
6/21	$25,630,259	$11,972,237	$15,483,839
7/21	$25,620,446	$12,220,945	$15,994,129
8/21	$26,189,626	$12,574,648	$16,592,132
9/21	$24,531,154	$11,997,043	$15,662,876
10/21	$26,422,695	$12,829,485	$17,019,524
11/21	$25,551,752	$12,657,384	$17,123,583
12/21	$22,789,401	$13,170,077	$17,485,623
1/22	$17,739,545	$12,427,544	$15,984,918
2/22	$17,567,082	$12,086,515	$15,305,983
3/22	$16,707,790	$12,494,378	$15,904,717
4/22	$13,004,361	$11,380,623	$13,984,036
5/22	$10,822,847	$11,363,324	$13,658,941
6/22	$9,827,400	$10,411,645	$12,576,997
7/22	$11,155,672	$11,381,381	$14,086,502
8/22	$11,306,956	$10,944,378	$13,430,296
9/22	$10,160,224	$9,931,723	$12,124,660
10/22	$10,420,432	$10,728,249	$12,833,328
11/22	$10,136,019	$11,308,622	$13,418,104
12/22	$9,051,606	$10,651,046	$12,390,859
1/23	$10,665,728	$11,365,143	$13,423,605
2/23	$10,230,889	$11,094,703	$13,264,182
3/23	$10,644,855	$11,445,664	$14,170,870
4/23	$9,990,858	$11,587,488	$14,310,682
5/23	$11,006,641	$11,641,458	$14,962,938
6/23	$11,984,159	$12,427,697	$15,986,187
7/23	$13,045,166	$12,855,064	$16,524,758
8/23	$11,838,053	$12,630,191	$16,376,384
9/23	$11,239,715	$12,036,620	$15,485,773
10/23	$10,258,718	$11,745,705	$15,265,294
11/23	$12,109,393	$12,842,699	$16,929,379
12/23	$13,605,238	$13,476,689	$17,679,045
1/24	$12,815,571	$13,664,634	$18,119,989
2/24	$14,328,810	$14,402,543	$19,356,262
3/24	$14,627,979	$14,864,248	$19,697,014
4/24	$13,243,452	$14,231,740	$18,861,550
5/24	$12,989,506	$14,901,908	$19,990,700
6/24	$13,646,983	$15,395,115	$21,338,705
7/24	$13,803,525	$15,619,158	$20,975,724
8/24	$14,711,468	$15,989,384	$21,412,605
9/24	$15,602,018	$16,331,266	$22,019,235
10/24	$16,763,908	$16,217,156	$21,946,368
11/24	$20,774,861	$17,261,200	$23,369,819
12/24	$19,966,626	$16,779,963	$23,576,108

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	46.76%	13.70%	14.85%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 4,190,946,959
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 17,778,316
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,946,959
# of Portfolio Holdings	33
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$17,778,316

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.8%
Investment Company	2.9%
Health Care	4.7%
Financials	9.7%
Communication Services	11.3%
Consumer Discretionary	33.3%
Information Technology	35.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	9.1%
Cloudflare, Inc.	8.8%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.2%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.9%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	62.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class A
Trading Symbol	MSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.28%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↑ Stock selection and average overweight in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Average underweight in health care, which was one of the weaker performing sectors in the period

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor in the portfolio

↓ Stock selection in communication services, due to a holding in a financial services advertising platform that underperformed

↓ Average underweight in industrials, a sector that outperformed the index

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 2000® Growth Index
12/14	$9,472	$10,000	$10,000
1/15	$9,034	$9,722	$9,772
2/15	$9,714	$10,285	$10,475
3/15	$9,847	$10,180	$10,663
4/15	$9,752	$10,226	$10,349
5/15	$9,924	$10,368	$10,730
6/15	$10,165	$10,194	$10,874
7/15	$10,210	$10,365	$10,918
8/15	$9,116	$9,739	$10,091
9/15	$8,581	$9,455	$9,453
10/15	$8,829	$10,202	$9,990
11/15	$8,931	$10,258	$10,356
12/15	$8,536	$10,048	$9,862
1/16	$7,554	$9,481	$8,793
2/16	$7,407	$9,478	$8,731
3/16	$7,944	$10,145	$9,400
4/16	$8,062	$10,208	$9,494
5/16	$8,188	$10,391	$9,750
6/16	$8,397	$10,412	$9,705
7/16	$8,971	$10,825	$10,339
8/16	$8,999	$10,853	$10,449
9/16	$8,956	$10,870	$10,600
10/16	$8,331	$10,635	$9,941
11/16	$8,658	$11,111	$10,830
12/16	$8,474	$11,327	$10,978
1/17	$8,864	$11,541	$11,156
2/17	$8,676	$11,970	$11,430
3/17	$8,995	$11,978	$11,565
4/17	$9,493	$12,105	$11,778
5/17	$9,826	$12,229	$11,671
6/17	$9,754	$12,339	$12,073
7/17	$9,732	$12,572	$12,176
8/17	$9,595	$12,596	$12,161
9/17	$9,627	$12,903	$12,823
10/17	$10,024	$13,185	$13,022
11/17	$10,145	$13,585	$13,396
12/17	$10,302	$13,721	$13,411
1/18	$10,692	$14,444	$13,934
2/18	$10,795	$13,912	$13,538
3/18	$10,577	$13,633	$13,720
4/18	$10,612	$13,684	$13,733
5/18	$11,540	$14,071	$14,598
6/18	$11,964	$14,163	$14,712
7/18	$11,861	$14,633	$14,965
8/18	$12,984	$15,147	$15,897
9/18	$12,892	$15,172	$15,525
10/18	$11,253	$14,055	$13,560
11/18	$11,402	$14,336	$13,772
12/18	$10,304	$13,002	$12,163
1/19	$11,861	$14,118	$13,568
2/19	$13,229	$14,614	$14,444
3/19	$13,444	$14,828	$14,248
4/19	$13,699	$15,420	$14,682
5/19	$13,471	$14,422	$13,593
6/19	$14,262	$15,435	$14,640
7/19	$15,161	$15,664	$14,783
8/19	$13,846	$15,345	$14,145
9/19	$12,840	$15,614	$14,029
10/19	$13,095	$15,950	$14,428
11/19	$14,289	$16,557	$15,278
12/19	$14,087	$17,035	$15,628
1/20	$14,981	$17,016	$15,456
2/20	$14,633	$15,623	$14,340
3/20	$11,687	$13,475	$11,601
4/20	$14,749	$15,259	$13,329
5/20	$17,977	$16,075	$14,589
6/20	$20,212	$16,443	$15,149
7/20	$22,364	$17,376	$15,670
8/20	$24,830	$18,635	$16,589
9/20	$24,168	$17,957	$16,234
10/20	$23,059	$17,569	$16,357
11/20	$29,465	$19,707	$19,241
12/20	$35,198	$20,593	$21,040
1/21	$46,843	$20,501	$22,054
2/21	$48,595	$21,142	$22,782
3/21	$43,489	$21,900	$22,066
4/21	$45,976	$23,029	$22,547
5/21	$43,621	$23,134	$21,903
6/21	$48,294	$23,705	$22,930
7/21	$44,883	$24,105	$22,095
8/21	$43,564	$24,793	$22,496
9/21	$40,455	$23,681	$21,634
10/21	$41,661	$25,282	$22,647
11/21	$37,233	$24,897	$21,541
12/21	$33,896	$25,877	$21,636
1/22	$26,680	$24,355	$18,736
2/22	$25,756	$23,741	$18,818
3/22	$24,986	$24,512	$18,904
4/22	$19,850	$22,312	$16,585
5/22	$17,796	$22,282	$16,272
6/22	$15,921	$20,418	$15,264
7/22	$17,975	$22,333	$16,973
8/22	$17,410	$21,500	$16,814
9/22	$15,741	$19,506	$15,301
10/22	$15,921	$21,106	$16,754
11/22	$14,765	$22,208	$17,026
12/22	$13,704	$20,907	$15,933
1/23	$16,558	$22,347	$17,518
2/23	$16,455	$21,825	$17,329
3/23	$16,584	$22,408	$16,901
4/23	$15,478	$22,647	$16,705
5/23	$16,918	$22,735	$16,708
6/23	$19,566	$24,288	$18,093
7/23	$21,469	$25,158	$18,939
8/23	$19,695	$24,673	$17,953
9/23	$18,203	$23,497	$16,769
10/23	$15,838	$22,875	$15,476
11/23	$17,638	$25,008	$16,885
12/23	$21,134	$26,334	$18,906
1/24	$19,232	$26,626	$18,300
2/24	$20,954	$28,067	$19,787
3/24	$21,751	$28,973	$20,340
4/24	$18,820	$27,698	$18,774
5/24	$18,846	$29,006	$19,779
6/24	$19,232	$29,904	$19,746
7/24	$19,849	$30,460	$21,363
8/24	$19,823	$31,123	$21,126
9/24	$20,826	$31,767	$21,407
10/24	$22,189	$31,534	$21,123
11/24	$28,462	$33,632	$23,713
12/24	$27,292	$32,604	$21,772

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	29.14%	14.14%	11.16%
Class A, with 5.25% maximum front end sales charge	22.29%	12.92%	10.56%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 383,113,019
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,623,653
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,113,019
# of Portfolio Holdings	55
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,623,653

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.2%
Real Estate	1.2%
Industrials	3.0%
Investment Companies	3.1%
Communication Services	6.8%
Financials	6.8%
Short-Term Investments	7.4%
Consumer Staples	8.1%
Health Care	16.1%
Consumer Discretionary	20.4%
Information Technology	26.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Global-e Online Ltd.	8.2%
Peloton Interactive, Inc.	7.9%
Cloudflare, Inc.	7.3%
Affirm Holdings, Inc.	5.8%
Roivant Sciences Ltd.	4.8%
ZoomInfo Technologies, Inc.	4.8%
Bill Holdings, Inc.	4.7%
IonQ, Inc.	4.7%
Oddity Tech Ltd.	4.6%
Aurora Innovation, Inc.	4.3%
Total	57.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155889
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class C
Trading Symbol	MSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.09%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↑ Stock selection and average overweight in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Average underweight in health care, which was one of the weaker performing sectors in the period

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor in the portfolio

↓ Stock selection in communication services, due to a holding in a financial services advertising platform that underperformed

↓ Average underweight in industrials, a sector that outperformed the index

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Growth Index
5/17	$10,000	$10,000	$10,000
6/17	$9,919	$10,090	$10,344
7/17	$9,889	$10,280	$10,432
8/17	$9,741	$10,300	$10,420
9/17	$9,765	$10,552	$10,987
10/17	$10,169	$10,782	$11,158
11/17	$10,285	$11,109	$11,478
12/17	$10,436	$11,220	$11,491
1/18	$10,822	$11,812	$11,939
2/18	$10,915	$11,376	$11,599
3/18	$10,705	$11,148	$11,755
4/18	$10,728	$11,190	$11,767
5/18	$11,663	$11,506	$12,508
6/18	$12,072	$11,581	$12,606
7/18	$11,967	$11,966	$12,822
8/18	$13,089	$12,386	$13,621
9/18	$12,984	$12,406	$13,302
10/18	$11,324	$11,493	$11,619
11/18	$11,465	$11,723	$11,800
12/18	$10,355	$10,632	$10,422
1/19	$11,905	$11,545	$11,625
2/19	$13,276	$11,951	$12,376
3/19	$13,482	$12,125	$12,208
4/19	$13,729	$12,609	$12,580
5/19	$13,482	$11,793	$11,647
6/19	$14,264	$12,622	$12,544
7/19	$15,155	$12,809	$12,666
8/19	$13,839	$12,548	$12,120
9/19	$12,824	$12,768	$12,020
10/19	$13,057	$13,043	$12,362
11/19	$14,250	$13,539	$13,090
12/19	$14,029	$13,930	$13,390
1/20	$14,914	$13,915	$13,243
2/20	$14,556	$12,776	$12,287
3/20	$11,628	$11,019	$9,940
4/20	$14,659	$12,478	$11,421
5/20	$17,842	$13,145	$12,500
6/20	$20,055	$13,446	$12,980
7/20	$22,184	$14,209	$13,426
8/20	$24,601	$15,239	$14,214
9/20	$23,937	$14,684	$13,909
10/20	$22,814	$14,367	$14,015
11/20	$29,130	$16,115	$16,486
12/20	$34,786	$16,840	$18,027
1/21	$46,265	$16,765	$18,896
2/21	$47,960	$17,289	$19,520
3/21	$42,893	$17,908	$18,906
4/21	$45,329	$18,832	$19,318
5/21	$42,971	$18,918	$18,767
6/21	$47,531	$19,384	$19,647
7/21	$44,160	$19,712	$18,931
8/21	$42,835	$20,274	$19,275
9/21	$39,756	$19,364	$18,536
10/21	$40,925	$20,674	$19,404
11/21	$36,540	$20,359	$18,457
12/21	$33,265	$21,161	$18,538
1/22	$26,158	$19,916	$16,054
2/22	$25,239	$19,414	$16,124
3/22	$24,483	$20,044	$16,197
4/22	$19,429	$18,245	$14,210
5/22	$17,403	$18,221	$13,942
6/22	$15,565	$16,696	$13,079
7/22	$17,565	$18,263	$14,543
8/22	$16,997	$17,581	$14,406
9/22	$15,349	$15,951	$13,110
10/22	$15,538	$17,259	$14,355
11/22	$14,403	$18,160	$14,589
12/22	$13,340	$17,097	$13,652
1/23	$16,100	$18,274	$15,010
2/23	$15,992	$17,847	$14,848
3/23	$16,127	$18,324	$14,481
4/23	$15,018	$18,519	$14,313
5/23	$16,425	$18,591	$14,315
6/23	$18,968	$19,861	$15,502
7/23	$20,809	$20,573	$16,227
8/23	$19,077	$20,176	$15,383
9/23	$17,616	$19,215	$14,368
10/23	$15,315	$18,705	$13,260
11/23	$17,047	$20,450	$14,467
12/23	$20,403	$21,534	$16,199
1/24	$18,563	$21,773	$15,680
2/24	$20,213	$22,952	$16,953
3/24	$20,971	$23,692	$17,428
4/24	$18,130	$22,649	$16,086
5/24	$18,157	$23,720	$16,947
6/24	$18,508	$24,454	$16,919
7/24	$19,077	$24,908	$18,304
8/24	$19,050	$25,451	$18,101
9/24	$19,970	$25,977	$18,342
10/24	$21,269	$25,786	$18,098
11/24	$27,276	$27,502	$20,318
12/24	$26,127	$26,661	$18,654

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/31/17 (Inception)
Class C	28.06%	13.24%	13.50%
Class C, with 1% maximum contingent deferred sales charge	27.06%	13.24%	13.50%
Russell 3000® Index	23.81%	13.86%	13.80%
Russell 2000® Growth Index	15.15%	6.86%	8.57%

Performance Inception Date	May 31, 2017
AssetsNet	$ 383,113,019
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,623,653
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,113,019
# of Portfolio Holdings	55
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,623,653

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.2%
Real Estate	1.2%
Industrials	3.0%
Investment Companies	3.1%
Communication Services	6.8%
Financials	6.8%
Short-Term Investments	7.4%
Consumer Staples	8.1%
Health Care	16.1%
Consumer Discretionary	20.4%
Information Technology	26.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Global-e Online Ltd.	8.2%
Peloton Interactive, Inc.	7.9%
Cloudflare, Inc.	7.3%
Affirm Holdings, Inc.	5.8%
Roivant Sciences Ltd.	4.8%
ZoomInfo Technologies, Inc.	4.8%
Bill Holdings, Inc.	4.7%
IonQ, Inc.	4.7%
Oddity Tech Ltd.	4.6%
Aurora Innovation, Inc.	4.3%
Total	57.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007744
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class I
Trading Symbol	MSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↑ Stock selection and average overweight in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Average underweight in health care, which was one of the weaker performing sectors in the period

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor in the portfolio

↓ Stock selection in communication services, due to a holding in a financial services advertising platform that underperformed

↓ Average underweight in industrials, a sector that outperformed the index

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$954,573	$972,168	$977,170
2/15	$1,026,045	$1,028,458	$1,047,493
3/15	$1,040,581	$1,018,003	$1,066,298
4/15	$1,030,285	$1,022,607	$1,034,930
5/15	$1,049,061	$1,036,751	$1,072,954
6/15	$1,075,106	$1,019,406	$1,087,378
7/15	$1,080,008	$1,036,456	$1,091,817
8/15	$964,791	$973,886	$1,009,079
9/15	$908,396	$945,507	$945,349
10/15	$934,471	$1,020,188	$998,972
11/15	$945,386	$1,025,843	$1,035,579
12/15	$904,156	$1,004,788	$986,183
1/16	$800,260	$948,092	$879,331
2/16	$785,136	$947,787	$873,115
3/16	$842,345	$1,014,517	$940,001
4/16	$854,839	$1,020,804	$949,374
5/16	$867,990	$1,039,067	$974,951
6/16	$890,347	$1,041,203	$970,466
7/16	$951,738	$1,082,526	$1,033,923
8/16	$955,083	$1,085,287	$1,044,914
9/16	$951,070	$1,086,993	$1,059,959
10/16	$884,856	$1,063,475	$994,088
11/16	$920,304	$1,111,068	$1,083,028
12/16	$900,968	$1,132,748	$1,097,801
1/17	$942,416	$1,154,069	$1,115,625
2/17	$922,032	$1,196,991	$1,142,981
3/17	$956,684	$1,197,805	$1,156,520
4/17	$1,009,683	$1,210,501	$1,177,819
5/17	$1,045,694	$1,222,890	$1,167,107
6/17	$1,038,220	$1,233,926	$1,207,277
7/17	$1,036,185	$1,257,191	$1,217,553
8/17	$1,021,929	$1,259,613	$1,216,131
9/17	$1,025,680	$1,290,333	$1,282,350
10/17	$1,068,448	$1,318,490	$1,302,217
11/17	$1,081,204	$1,358,527	$1,339,604
12/17	$1,097,986	$1,372,105	$1,341,147
1/18	$1,140,294	$1,444,429	$1,393,427
2/18	$1,151,374	$1,391,188	$1,353,754
3/18	$1,129,213	$1,363,261	$1,371,984
4/18	$1,132,235	$1,368,443	$1,373,327
5/18	$1,231,960	$1,407,074	$1,459,793
6/18	$1,276,283	$1,416,276	$1,471,215
7/18	$1,267,217	$1,463,277	$1,496,508
8/18	$1,387,089	$1,514,664	$1,589,677
9/18	$1,377,015	$1,517,171	$1,552,473
10/18	$1,202,748	$1,405,458	$1,356,029
11/18	$1,217,858	$1,433,607	$1,377,242
12/18	$1,101,159	$1,300,182	$1,216,313
1/19	$1,268,279	$1,411,782	$1,356,777
2/19	$1,414,795	$1,461,433	$1,444,396
3/19	$1,437,688	$1,482,773	$1,424,848
4/19	$1,465,160	$1,541,983	$1,468,238
5/19	$1,441,122	$1,442,198	$1,359,308
6/19	$1,525,827	$1,543,493	$1,464,004
7/19	$1,623,122	$1,566,437	$1,478,313
8/19	$1,482,330	$1,534,505	$1,414,520
9/19	$1,375,877	$1,561,437	$1,402,910
10/19	$1,402,204	$1,595,050	$1,442,830
11/19	$1,531,550	$1,655,680	$1,527,753
12/19	$1,509,807	$1,703,486	$1,562,761
1/20	$1,605,518	$1,701,625	$1,545,555
2/20	$1,569,121	$1,562,308	$1,433,968
3/20	$1,255,027	$1,347,463	$1,160,117
4/20	$1,582,602	$1,525,921	$1,332,909
5/20	$1,929,049	$1,607,525	$1,458,866
6/20	$2,169,000	$1,644,276	$1,514,929
7/20	$2,402,211	$1,737,643	$1,566,989
8/20	$2,666,428	$1,863,526	$1,658,913
9/20	$2,596,329	$1,795,673	$1,623,367
10/20	$2,477,702	$1,756,917	$1,635,702
11/20	$3,165,203	$1,970,651	$1,924,133
12/20	$3,783,112	$2,059,307	$2,103,982
1/21	$5,036,231	$2,050,147	$2,205,424
2/21	$5,224,793	$2,114,229	$2,278,242
3/21	$4,676,924	$2,190,009	$2,206,556
4/21	$4,945,662	$2,302,902	$2,254,667
5/21	$4,691,772	$2,313,415	$2,190,274
6/21	$5,195,098	$2,370,461	$2,292,997
7/21	$4,831,337	$2,410,547	$2,209,482
8/21	$4,688,802	$2,479,291	$2,249,638
9/21	$4,356,221	$2,368,050	$2,163,384
10/21	$4,488,363	$2,528,188	$2,264,686
11/21	$4,011,762	$2,489,706	$2,154,079
12/21	$3,657,178	$2,587,747	$2,163,626
1/22	$2,879,843	$2,435,494	$1,873,638
2/22	$2,779,899	$2,374,146	$1,881,812
3/22	$2,696,613	$2,451,154	$1,890,416
4/22	$2,143,225	$2,231,182	$1,658,476
5/22	$1,922,980	$2,228,191	$1,627,157
6/22	$1,719,392	$2,041,783	$1,526,429
7/22	$1,943,338	$2,233,339	$1,697,331
8/22	$1,880,411	$2,149,993	$1,681,378
9/22	$1,700,884	$1,950,626	$1,530,121
10/22	$1,723,093	$2,110,589	$1,675,362
11/22	$1,599,090	$2,220,753	$1,702,641
12/22	$1,484,075	$2,090,721	$1,593,348
1/23	$1,790,549	$2,234,714	$1,751,842
2/23	$1,781,261	$2,182,483	$1,732,865
3/23	$1,796,121	$2,240,841	$1,690,107
4/23	$1,675,389	$2,264,715	$1,670,472
5/23	$1,833,269	$2,273,527	$1,670,772
6/23	$2,121,169	$2,428,776	$1,809,303
7/23	$2,325,484	$2,515,839	$1,893,893
8/23	$2,134,170	$2,467,274	$1,795,306
9/23	$1,974,433	$2,349,748	$1,676,887
10/23	$1,718,109	$2,287,459	$1,547,563
11/23	$1,913,138	$2,500,760	$1,688,450
12/23	$2,292,051	$2,633,405	$1,890,642
1/24	$2,087,735	$2,662,591	$1,830,010
2/24	$2,275,334	$2,806,718	$1,978,654
3/24	$2,362,633	$2,897,256	$2,033,988
4/24	$2,045,014	$2,769,771	$1,877,373
5/24	$2,048,729	$2,900,635	$1,977,908
6/24	$2,091,450	$2,990,431	$1,974,612
7/24	$2,160,174	$3,046,020	$2,136,256
8/24	$2,156,459	$3,112,328	$2,112,602
9/24	$2,266,047	$3,176,709	$2,140,679
10/24	$2,414,640	$3,153,381	$2,112,276
11/24	$3,100,026	$3,363,157	$2,371,274
12/24	$2,971,441	$3,260,361	$2,177,155

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	29.64%	14.50%	11.51%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 383,113,019
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,623,653
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,113,019
# of Portfolio Holdings	55
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,623,653

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.2%
Real Estate	1.2%
Industrials	3.0%
Investment Companies	3.1%
Communication Services	6.8%
Financials	6.8%
Short-Term Investments	7.4%
Consumer Staples	8.1%
Health Care	16.1%
Consumer Discretionary	20.4%
Information Technology	26.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Global-e Online Ltd.	8.2%
Peloton Interactive, Inc.	7.9%
Cloudflare, Inc.	7.3%
Affirm Holdings, Inc.	5.8%
Roivant Sciences Ltd.	4.8%
ZoomInfo Technologies, Inc.	4.8%
Bill Holdings, Inc.	4.7%
IonQ, Inc.	4.7%
Oddity Tech Ltd.	4.6%
Aurora Innovation, Inc.	4.3%
Total	57.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000104303
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class L
Trading Symbol	MSSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$211	1.85%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↑ Stock selection and average overweight in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Average underweight in health care, which was one of the weaker performing sectors in the period

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor in the portfolio

↓ Stock selection in communication services, due to a holding in a financial services advertising platform that underperformed

↓ Average underweight in industrials, a sector that outperformed the index

Line Graph [Table Text Block]
	Class L	Russell 3000® Index	Russell 2000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,541	$9,722	$9,772
2/15	$10,246	$10,285	$10,475
3/15	$10,390	$10,180	$10,663
4/15	$10,281	$10,226	$10,349
5/15	$10,452	$10,368	$10,730
6/15	$10,705	$10,194	$10,874
7/15	$10,754	$10,365	$10,918
8/15	$9,595	$9,739	$10,091
9/15	$9,026	$9,455	$9,453
10/15	$9,280	$10,202	$9,990
11/15	$9,383	$10,258	$10,356
12/15	$8,964	$10,048	$9,862
1/16	$7,934	$9,481	$8,793
2/16	$7,776	$9,478	$8,731
3/16	$8,333	$10,145	$9,400
4/16	$8,453	$10,208	$9,494
5/16	$8,581	$10,391	$9,750
6/16	$8,799	$10,412	$9,705
7/16	$9,396	$10,825	$10,339
8/16	$9,426	$10,853	$10,449
9/16	$9,373	$10,870	$10,600
10/16	$8,713	$10,635	$9,941
11/16	$9,051	$11,111	$10,830
12/16	$8,859	$11,327	$10,978
1/17	$9,258	$11,541	$11,156
2/17	$9,063	$11,970	$11,430
3/17	$9,383	$11,978	$11,565
4/17	$9,899	$12,105	$11,778
5/17	$10,250	$12,229	$11,671
6/17	$10,164	$12,339	$12,073
7/17	$10,140	$12,572	$12,176
8/17	$9,990	$12,596	$12,161
9/17	$10,026	$12,903	$12,823
10/17	$10,439	$13,185	$13,022
11/17	$10,553	$13,585	$13,396
12/17	$10,715	$13,721	$13,411
1/18	$11,121	$14,444	$13,934
2/18	$11,209	$13,912	$13,538
3/18	$10,981	$13,633	$13,720
4/18	$11,019	$13,684	$13,733
5/18	$11,969	$14,071	$14,598
6/18	$12,400	$14,163	$14,712
7/18	$12,299	$14,633	$14,965
8/18	$13,451	$15,147	$15,897
9/18	$13,337	$15,172	$15,525
10/18	$11,653	$14,055	$13,560
11/18	$11,792	$14,336	$13,772
12/18	$10,654	$13,002	$12,163
1/19	$12,259	$14,118	$13,568
2/19	$13,670	$14,614	$14,444
3/19	$13,880	$14,828	$14,248
4/19	$14,135	$15,420	$14,682
5/19	$13,880	$14,422	$13,593
6/19	$14,690	$15,435	$14,640
7/19	$15,605	$15,664	$14,783
8/19	$14,255	$15,345	$14,145
9/19	$13,220	$15,614	$14,029
10/19	$13,460	$15,950	$14,428
11/19	$14,690	$16,557	$15,278
12/19	$14,480	$17,035	$15,628
1/20	$15,387	$17,016	$15,456
2/20	$15,028	$15,623	$14,340
3/20	$12,003	$13,475	$11,601
4/20	$15,122	$15,259	$13,329
5/20	$18,430	$16,075	$14,589
6/20	$20,717	$16,443	$15,149
7/20	$22,910	$17,376	$15,670
8/20	$25,424	$18,635	$16,589
9/20	$24,725	$17,957	$16,234
10/20	$23,591	$17,569	$16,357
11/20	$30,112	$19,707	$19,241
12/20	$35,981	$20,593	$21,040
1/21	$47,836	$20,501	$22,054
2/21	$49,607	$21,142	$22,782
3/21	$44,380	$21,900	$22,066
4/21	$46,895	$23,029	$22,547
5/21	$44,445	$23,134	$21,903
6/21	$49,192	$23,705	$22,930
7/21	$45,692	$24,105	$22,095
8/21	$44,336	$24,793	$22,496
9/21	$41,164	$23,681	$21,634
10/21	$42,367	$25,282	$22,647
11/21	$37,840	$24,897	$21,541
12/21	$34,480	$25,877	$21,636
1/22	$27,114	$24,355	$18,736
2/22	$26,173	$23,741	$18,818
3/22	$25,358	$24,512	$18,904
4/22	$20,155	$22,312	$16,585
5/22	$18,055	$22,282	$16,272
6/22	$16,143	$20,418	$15,264
7/22	$18,243	$22,333	$16,973
8/22	$17,616	$21,500	$16,814
9/22	$15,923	$19,506	$15,301
10/22	$16,111	$21,106	$16,754
11/22	$14,952	$22,208	$17,026
12/22	$13,875	$20,907	$15,933
1/23	$16,732	$22,347	$17,518
2/23	$16,638	$21,825	$17,329
3/23	$16,763	$22,408	$16,901
4/23	$15,602	$22,647	$16,705
5/23	$17,046	$22,735	$16,708
6/23	$19,714	$24,288	$18,093
7/23	$21,629	$25,158	$18,939
8/23	$19,840	$24,673	$17,953
9/23	$18,333	$23,497	$16,769
10/23	$15,947	$22,875	$15,476
11/23	$17,737	$25,008	$16,885
12/23	$21,221	$26,334	$18,906
1/24	$19,306	$26,626	$18,300
2/24	$21,033	$28,067	$19,787
3/24	$21,818	$28,973	$20,340
4/24	$18,867	$27,698	$18,774
5/24	$18,898	$29,006	$19,779
6/24	$19,275	$29,904	$19,746
7/24	$19,871	$30,460	$21,363
8/24	$19,840	$31,123	$21,126
9/24	$20,813	$31,767	$21,407
10/24	$22,163	$31,534	$21,123
11/24	$28,441	$33,632	$23,713
12/24	$27,232	$32,604	$21,772

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	28.33%	13.47%	10.54%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 383,113,019
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,623,653
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,113,019
# of Portfolio Holdings	55
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,623,653

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.2%
Real Estate	1.2%
Industrials	3.0%
Investment Companies	3.1%
Communication Services	6.8%
Financials	6.8%
Short-Term Investments	7.4%
Consumer Staples	8.1%
Health Care	16.1%
Consumer Discretionary	20.4%
Information Technology	26.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Global-e Online Ltd.	8.2%
Peloton Interactive, Inc.	7.9%
Cloudflare, Inc.	7.3%
Affirm Holdings, Inc.	5.8%
Roivant Sciences Ltd.	4.8%
ZoomInfo Technologies, Inc.	4.8%
Bill Holdings, Inc.	4.7%
IonQ, Inc.	4.7%
Oddity Tech Ltd.	4.6%
Aurora Innovation, Inc.	4.3%
Total	57.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129402
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Inception Portfolio
Class Name	Class R6
Trading Symbol	MFLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Growth Index:

↑ Stock selection and average overweight in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Average underweight in health care, which was one of the weaker performing sectors in the period

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor in the portfolio

↓ Stock selection in communication services, due to a holding in a financial services advertising platform that underperformed

↓ Average underweight in industrials, a sector that outperformed the index

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$4,773,002	$4,860,842	$4,885,849
2/15	$5,130,145	$5,142,290	$5,237,464
3/15	$5,205,811	$5,090,013	$5,331,492
4/15	$5,154,358	$5,113,037	$5,174,650
5/15	$5,248,184	$5,183,757	$5,364,771
6/15	$5,378,329	$5,097,030	$5,436,889
7/15	$5,405,856	$5,182,280	$5,459,086
8/15	$4,827,090	$4,869,429	$5,045,393
9/15	$4,545,283	$4,727,534	$4,726,744
10/15	$4,675,581	$5,100,940	$4,994,859
11/15	$4,733,154	$5,129,217	$5,177,897
12/15	$4,524,104	$5,023,938	$4,930,917
1/16	$4,004,998	$4,740,461	$4,396,655
2/16	$3,929,432	$4,738,934	$4,365,575
3/16	$4,215,269	$5,072,584	$4,700,003
4/16	$4,277,693	$5,104,021	$4,746,870
5/16	$4,346,688	$5,195,334	$4,874,756
6/16	$4,458,394	$5,206,017	$4,852,330
7/16	$4,765,176	$5,412,628	$5,169,616
8/16	$4,785,226	$5,426,434	$5,224,570
9/16	$4,761,835	$5,434,965	$5,299,794
10/16	$4,431,013	$5,317,376	$4,970,439
11/16	$4,608,119	$5,555,340	$5,415,139
12/16	$4,511,519	$5,663,742	$5,489,003
1/17	$4,718,594	$5,770,345	$5,578,126
2/17	$4,620,148	$5,984,953	$5,714,906
3/17	$4,793,277	$5,989,025	$5,782,599
4/17	$5,058,061	$6,052,507	$5,889,095
5/17	$5,241,373	$6,114,448	$5,835,536
6/17	$5,204,032	$6,169,628	$6,036,386
7/17	$5,193,870	$6,285,956	$6,087,766
8/17	$5,122,670	$6,298,067	$6,080,654
9/17	$5,141,407	$6,451,663	$6,411,748
10/17	$5,355,008	$6,592,452	$6,511,084
11/17	$5,418,713	$6,792,633	$6,698,019
12/17	$5,507,522	$6,860,525	$6,705,735
1/18	$5,718,576	$7,222,147	$6,967,137
2/18	$5,773,852	$6,955,941	$6,768,771
3/18	$5,663,300	$6,816,307	$6,859,922
4/18	$5,678,375	$6,842,214	$6,866,635
5/18	$6,180,886	$7,035,372	$7,298,965
6/18	$6,407,016	$7,081,382	$7,356,074
7/18	$6,356,765	$7,316,384	$7,482,538
8/18	$6,959,779	$7,573,319	$7,948,385
9/18	$6,909,527	$7,585,855	$7,762,367
10/18	$6,035,158	$7,027,288	$6,780,146
11/18	$6,115,560	$7,168,035	$6,886,208
12/18	$5,528,630	$6,500,910	$6,081,566
1/19	$6,361,633	$7,058,910	$6,783,883
2/19	$7,103,348	$7,307,165	$7,221,979
3/19	$7,217,458	$7,413,863	$7,124,242
4/19	$7,354,390	$7,709,913	$7,341,188
5/19	$7,228,869	$7,210,990	$6,796,539
6/19	$7,662,487	$7,717,466	$7,320,019
7/19	$8,141,749	$7,832,186	$7,391,564
8/19	$7,439,972	$7,672,525	$7,072,600
9/19	$6,903,655	$7,807,184	$7,014,548
10/19	$7,040,587	$7,975,248	$7,214,149
11/19	$7,685,309	$8,278,402	$7,638,764
12/19	$7,576,701	$8,517,431	$7,813,806
1/20	$8,059,892	$8,508,127	$7,727,774
2/20	$7,871,985	$7,811,539	$7,169,842
3/20	$6,294,903	$6,737,313	$5,800,584
4/20	$7,945,806	$7,629,604	$6,664,546
5/20	$9,683,950	$8,037,624	$7,294,331
6/20	$10,891,928	$8,221,379	$7,574,646
7/20	$12,059,639	$8,688,216	$7,834,947
8/20	$13,388,414	$9,317,629	$8,294,565
9/20	$13,032,732	$8,978,365	$8,116,837
10/20	$12,442,165	$8,784,583	$8,178,512
11/20	$15,898,322	$9,853,255	$9,620,667
12/20	$19,001,801	$10,296,534	$10,519,908
1/21	$25,293,886	$10,250,735	$11,027,120
2/21	$26,246,561	$10,571,145	$11,391,212
3/21	$23,491,927	$10,950,045	$11,032,780
4/21	$24,843,396	$11,514,512	$11,273,333
5/21	$23,573,163	$11,567,075	$10,951,370
6/21	$26,098,859	$11,852,306	$11,464,985
7/21	$24,267,360	$12,052,736	$11,047,411
8/21	$23,558,393	$12,396,454	$11,248,190
9/21	$21,889,366	$11,840,251	$10,816,921
10/21	$22,554,023	$12,640,942	$11,323,428
11/21	$20,161,258	$12,448,531	$10,770,397
12/21	$18,375,800	$12,938,737	$10,818,128
1/22	$14,468,989	$12,177,472	$9,368,188
2/22	$13,972,595	$11,870,730	$9,409,060
3/22	$13,558,932	$12,255,772	$9,452,079
4/22	$10,773,606	$11,155,911	$8,292,378
5/22	$9,661,314	$11,140,954	$8,135,786
6/22	$8,640,947	$10,208,916	$7,632,145
7/22	$9,771,624	$11,166,696	$8,486,656
8/22	$9,459,079	$10,749,963	$8,406,889
9/22	$8,558,214	$9,753,128	$7,650,604
10/22	$8,668,524	$10,552,943	$8,376,810
11/22	$8,043,434	$11,103,767	$8,513,206
12/22	$7,462,765	$10,453,603	$7,966,741
1/23	$9,014,429	$11,173,571	$8,759,210
2/23	$8,959,013	$10,912,414	$8,664,324
3/23	$9,042,138	$11,204,203	$8,450,537
4/23	$8,432,555	$11,323,577	$8,352,359
5/23	$9,217,623	$11,367,634	$8,353,862
6/23	$10,667,690	$12,143,878	$9,046,514
7/23	$11,702,133	$12,579,197	$9,469,467
8/23	$10,741,579	$12,336,371	$8,976,532
9/23	$9,938,039	$11,748,738	$8,384,433
10/23	$8,644,986	$11,437,294	$7,737,815
11/23	$9,624,012	$12,503,802	$8,442,252
12/23	$11,535,883	$13,167,027	$9,453,211
1/24	$10,501,441	$13,312,954	$9,150,051
2/24	$11,443,522	$14,033,591	$9,893,268
3/24	$11,886,855	$14,486,278	$10,169,938
4/24	$10,279,774	$13,848,857	$9,386,863
5/24	$10,307,483	$14,503,174	$9,889,541
6/24	$10,519,913	$14,952,155	$9,873,061
7/24	$10,861,648	$15,230,100	$10,681,280
8/24	$10,852,412	$15,561,640	$10,563,010
9/24	$11,397,342	$15,883,546	$10,703,393
10/24	$12,145,466	$15,766,903	$10,561,382
11/24	$15,590,529	$16,815,783	$11,856,369
12/24	$14,943,415	$16,301,804	$10,885,773

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	29.54%	14.55%	11.57%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 383,113,019
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,623,653
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$383,113,019
# of Portfolio Holdings	55
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$2,623,653

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	0.2%
Real Estate	1.2%
Industrials	3.0%
Investment Companies	3.1%
Communication Services	6.8%
Financials	6.8%
Short-Term Investments	7.4%
Consumer Staples	8.1%
Health Care	16.1%
Consumer Discretionary	20.4%
Information Technology	26.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Global-e Online Ltd.	8.2%
Peloton Interactive, Inc.	7.9%
Cloudflare, Inc.	7.3%
Affirm Holdings, Inc.	5.8%
Roivant Sciences Ltd.	4.8%
ZoomInfo Technologies, Inc.	4.8%
Bill Holdings, Inc.	4.7%
IonQ, Inc.	4.7%
Oddity Tech Ltd.	4.6%
Aurora Innovation, Inc.	4.3%
Total	57.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094900
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class A
Trading Symbol	MFAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ Stock selection in information technology, led by a holding in a Taiwanese semiconductor foundry service provider

↑ No exposure to materials

↓ Stock selection in consumer discretionary, where exposure to an Italian luxury brand was the main detractor

↓ Stock selection in financials, where a position in a Pan-Asian life insurance group was the main detractor

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the largest detractor across the portfolio

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/14	$9,472	$10,000
1/15	$9,740	$9,985
2/15	$10,237	$10,519
3/15	$10,107	$10,349
4/15	$10,636	$10,872
5/15	$10,666	$10,702
6/15	$10,628	$10,403
7/15	$10,655	$10,375
8/15	$10,046	$9,582
9/15	$9,890	$9,137
10/15	$10,734	$9,818
11/15	$10,687	$9,615
12/15	$10,412	$9,434
1/16	$10,006	$8,792
2/16	$9,742	$8,692
3/16	$10,271	$9,398
4/16	$10,332	$9,646
5/16	$10,420	$9,483
6/16	$10,403	$9,338
7/16	$11,037	$9,800
8/16	$10,861	$9,862
9/16	$11,108	$9,983
10/16	$10,985	$9,840
11/16	$10,641	$9,612
12/16	$10,633	$9,858
1/17	$11,189	$10,207
2/17	$11,575	$10,370
3/17	$12,184	$10,633
4/17	$12,749	$10,860
5/17	$13,484	$11,213
6/17	$13,511	$11,248
7/17	$14,164	$11,662
8/17	$14,559	$11,723
9/17	$14,703	$11,941
10/17	$14,811	$12,165
11/17	$14,927	$12,264
12/17	$15,331	$12,538
1/18	$16,155	$13,237
2/18	$15,624	$12,613
3/18	$16,090	$12,390
4/18	$16,319	$12,588
5/18	$16,923	$12,297
6/18	$16,649	$12,066
7/18	$16,612	$12,355
8/18	$16,731	$12,096
9/18	$16,612	$12,151
10/18	$15,046	$11,163
11/18	$15,192	$11,269
12/18	$14,491	$10,758
1/19	$15,581	$11,571
2/19	$16,167	$11,797
3/19	$16,791	$11,868
4/19	$17,276	$12,181
5/19	$16,726	$11,527
6/19	$17,481	$12,222
7/19	$17,136	$12,074
8/19	$17,238	$11,701
9/19	$17,359	$12,002
10/19	$17,890	$12,421
11/19	$18,552	$12,530
12/19	$18,797	$13,073
1/20	$18,508	$12,722
2/20	$17,623	$11,716
3/20	$16,140	$10,020
4/20	$17,371	$10,779
5/20	$18,173	$11,132
6/20	$19,254	$11,635
7/20	$20,327	$12,153
8/20	$21,585	$12,674
9/20	$21,986	$12,362
10/20	$21,613	$12,096
11/20	$23,301	$13,724
12/20	$24,794	$14,465
1/21	$24,412	$14,497
2/21	$25,335	$14,784
3/21	$25,018	$14,971
4/21	$26,539	$15,411
5/21	$27,331	$15,893
6/21	$27,182	$15,790
7/21	$27,807	$15,530
8/21	$28,358	$15,825
9/21	$26,800	$15,319
10/21	$28,274	$15,684
11/21	$27,966	$14,978
12/21	$27,984	$15,597
1/22	$24,751	$15,022
2/22	$22,913	$14,725
3/22	$22,593	$14,748
4/22	$20,218	$13,822
5/22	$19,728	$13,922
6/22	$17,899	$12,724
7/22	$19,652	$13,160
8/22	$18,022	$12,736
9/22	$15,693	$11,464
10/22	$16,297	$11,806
11/22	$19,049	$13,200
12/22	$18,285	$13,101
1/23	$20,751	$14,164
2/23	$20,051	$13,666
3/23	$21,520	$14,001
4/23	$21,569	$14,244
5/23	$21,165	$13,726
6/23	$22,181	$14,342
7/23	$22,171	$14,925
8/23	$20,692	$14,251
9/23	$18,966	$13,801
10/23	$17,979	$13,231
11/23	$20,100	$14,422
12/23	$21,589	$15,147
1/24	$21,717	$14,996
2/24	$22,832	$15,376
3/24	$22,970	$15,857
4/24	$21,402	$15,572
5/24	$22,270	$16,024
6/24	$22,112	$16,009
7/24	$22,329	$16,379
8/24	$23,414	$16,846
9/24	$24,252	$17,300
10/24	$23,059	$16,451
11/24	$23,354	$16,302
12/24	$23,019	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.62%	4.14%	9.29%
Class A, with 5.25% maximum front end sales charge	1.04%	3.02%	8.69%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 2,744,697,984
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,306,085
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,744,697,984
# of Portfolio Holdings	34
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$23,306,085

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	15.6%
Netherlands	5.4%
Italy	5.4%
Taiwan	5.5%
Switzerland	5.7%
Sweden	6.1%
United States	7.8%
India	8.2%
Denmark	8.3%
Canada	10.6%
France	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.8%
DSV AS	8.3%
Spotify Technology SA	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Moncler SpA	5.4%
Schneider Electric SE	5.2%
MercadoLibre, Inc.	4.4%
Keyence Corp.	4.1%
L'Oreal SA	3.8%
ASML Holding NV	3.8%
Total	55.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155904
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class C
Trading Symbol	MSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	2.00%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ Stock selection in information technology, led by a holding in a Taiwanese semiconductor foundry service provider

↑ No exposure to materials

↓ Stock selection in consumer discretionary, where exposure to an Italian luxury brand was the main detractor

↓ Stock selection in financials, where a position in a Pan-Asian life insurance group was the main detractor

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the largest detractor across the portfolio

Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Net Index
4/15	$10,000	$10,000
5/15	$10,022	$9,844
6/15	$9,986	$9,569
7/15	$10,004	$9,543
8/15	$9,428	$8,813
9/15	$9,272	$8,405
10/15	$10,056	$9,030
11/15	$10,004	$8,844
12/15	$9,737	$8,677
1/16	$9,353	$8,087
2/16	$9,103	$7,995
3/16	$9,587	$8,645
4/16	$9,645	$8,872
5/16	$9,720	$8,722
6/16	$9,687	$8,589
7/16	$10,279	$9,014
8/16	$10,112	$9,071
9/16	$10,338	$9,183
10/16	$10,212	$9,051
11/16	$9,887	$8,841
12/16	$9,871	$9,067
1/17	$10,381	$9,389
2/17	$10,737	$9,538
3/17	$11,297	$9,780
4/17	$11,807	$9,989
5/17	$12,477	$10,314
6/17	$12,494	$10,346
7/17	$13,096	$10,727
8/17	$13,453	$10,783
9/17	$13,571	$10,983
10/17	$13,665	$11,190
11/17	$13,767	$11,281
12/17	$14,132	$11,533
1/18	$14,869	$12,175
2/18	$14,383	$11,601
3/18	$14,800	$11,397
4/18	$14,999	$11,578
5/18	$15,545	$11,311
6/18	$15,285	$11,099
7/18	$15,241	$11,364
8/18	$15,345	$11,126
9/18	$15,215	$11,177
10/18	$13,775	$10,268
11/18	$13,905	$10,365
12/18	$13,259	$9,896
1/19	$14,247	$10,643
2/19	$14,777	$10,851
3/19	$15,333	$10,916
4/19	$15,765	$11,204
5/19	$15,253	$10,603
6/19	$15,933	$11,242
7/19	$15,607	$11,105
8/19	$15,695	$10,763
9/19	$15,792	$11,039
10/19	$16,269	$11,425
11/19	$16,860	$11,525
12/19	$17,067	$12,024
1/20	$16,801	$11,701
2/20	$15,988	$10,777
3/20	$14,636	$9,216
4/20	$15,741	$9,915
5/20	$16,457	$10,239
6/20	$17,429	$10,702
7/20	$18,383	$11,179
8/20	$19,515	$11,657
9/20	$19,859	$11,371
10/20	$19,515	$11,126
11/20	$21,026	$12,623
12/20	$22,362	$13,305
1/21	$21,999	$13,334
2/21	$22,822	$13,598
3/21	$22,521	$13,770
4/21	$23,874	$14,176
5/21	$24,581	$14,619
6/21	$24,431	$14,524
7/21	$24,970	$14,285
8/21	$25,457	$14,556
9/21	$24,033	$14,090
10/21	$25,351	$14,427
11/21	$25,059	$13,777
12/21	$25,059	$14,346
1/22	$22,153	$13,818
2/22	$20,490	$13,544
3/22	$20,195	$13,566
4/22	$18,068	$12,714
5/22	$17,612	$12,805
6/22	$15,967	$11,704
7/22	$17,522	$12,104
8/22	$16,065	$11,715
9/22	$13,982	$10,544
10/22	$14,510	$10,859
11/22	$16,950	$12,141
12/22	$16,262	$12,050
1/23	$18,438	$13,028
2/23	$17,810	$12,571
3/23	$19,095	$12,878
4/23	$19,133	$13,102
5/23	$18,774	$12,625
6/23	$19,675	$13,192
7/23	$19,667	$13,728
8/23	$18,354	$13,108
9/23	$16,823	$12,694
10/23	$15,948	$12,170
11/23	$17,829	$13,266
12/23	$19,150	$13,932
1/24	$19,264	$13,794
2/24	$20,253	$14,143
3/24	$20,375	$14,585
4/24	$18,984	$14,323
5/24	$19,754	$14,739
6/24	$19,614	$14,725
7/24	$19,807	$15,066
8/24	$20,769	$15,495
9/24	$21,512	$15,912
10/24	$20,454	$15,132
11/24	$20,716	$14,995
12/24	$20,419	$14,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	5.86%	3.40%	7.66%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.86%	3.40%	7.66%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.07%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 2,744,697,984
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,306,085
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,744,697,984
# of Portfolio Holdings	34
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$23,306,085

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	15.6%
Netherlands	5.4%
Italy	5.4%
Taiwan	5.5%
Switzerland	5.7%
Sweden	6.1%
United States	7.8%
India	8.2%
Denmark	8.3%
Canada	10.6%
France	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.8%
DSV AS	8.3%
Spotify Technology SA	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Moncler SpA	5.4%
Schneider Electric SE	5.2%
MercadoLibre, Inc.	4.4%
Keyence Corp.	4.1%
L'Oreal SA	3.8%
ASML Holding NV	3.8%
Total	55.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094898
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class I
Trading Symbol	MFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ Stock selection in information technology, led by a holding in a Taiwanese semiconductor foundry service provider

↑ No exposure to materials

↓ Stock selection in consumer discretionary, where exposure to an Italian luxury brand was the main detractor

↓ Stock selection in financials, where a position in a Pan-Asian life insurance group was the main detractor

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the largest detractor across the portfolio

Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index
12/14	$1,000,000	$1,000,000
1/15	$1,028,317	$998,518
2/15	$1,081,715	$1,051,901
3/15	$1,067,961	$1,034,899
4/15	$1,124,595	$1,087,181
5/15	$1,127,832	$1,070,204
6/15	$1,124,595	$1,040,349
7/15	$1,127,511	$1,037,456
8/15	$1,063,129	$958,158
9/15	$1,046,621	$913,734
10/15	$1,135,765	$981,755
11/15	$1,131,638	$961,488
12/15	$1,102,331	$943,379
1/16	$1,060,364	$879,207
2/16	$1,031,453	$869,158
3/16	$1,088,342	$939,829
4/16	$1,095,802	$964,564
5/16	$1,105,128	$948,283
6/16	$1,103,263	$933,775
7/16	$1,171,343	$979,953
8/16	$1,152,691	$986,151
9/16	$1,179,736	$998,311
10/16	$1,166,680	$983,958
11/16	$1,130,309	$961,198
12/16	$1,129,510	$985,785
1/17	$1,189,257	$1,020,706
2/17	$1,230,986	$1,036,982
3/17	$1,295,475	$1,063,271
4/17	$1,355,222	$1,086,034
5/17	$1,433,937	$1,121,275
6/17	$1,437,731	$1,124,757
7/17	$1,507,768	$1,166,213
8/17	$1,550,495	$1,172,315
9/17	$1,565,686	$1,194,078
10/17	$1,578,029	$1,216,542
11/17	$1,591,322	$1,226,424
12/17	$1,634,982	$1,253,836
1/18	$1,722,104	$1,323,669
2/18	$1,666,927	$1,261,255
3/18	$1,716,295	$1,239,011
4/18	$1,741,464	$1,258,792
5/18	$1,806,321	$1,229,727
6/18	$1,778,249	$1,206,613
7/18	$1,774,335	$1,235,471
8/18	$1,787,894	$1,209,613
9/18	$1,774,335	$1,215,123
10/18	$1,607,749	$1,116,288
11/18	$1,624,213	$1,126,854
12/18	$1,550,049	$1,075,850
1/19	$1,667,238	$1,157,139
2/19	$1,730,264	$1,179,748
3/19	$1,798,214	$1,186,775
4/19	$1,850,408	$1,218,127
5/19	$1,791,321	$1,152,749
6/19	$1,873,058	$1,222,161
7/19	$1,836,621	$1,207,368
8/19	$1,847,453	$1,170,080
9/19	$1,861,240	$1,200,190
10/19	$1,919,342	$1,242,068
11/19	$1,990,247	$1,253,017
12/19	$2,016,528	$1,307,279
1/20	$1,986,945	$1,272,161
2/20	$1,892,282	$1,171,603
3/20	$1,733,523	$1,001,963
4/20	$1,865,658	$1,077,893
5/20	$1,952,433	$1,113,169
6/20	$2,069,776	$1,163,473
7/20	$2,185,147	$1,215,346
8/20	$2,321,225	$1,267,371
9/20	$2,364,613	$1,236,216
10/20	$2,325,170	$1,209,639
11/20	$2,506,608	$1,372,354
12/20	$2,668,473	$1,446,530
1/21	$2,627,040	$1,449,674
2/21	$2,727,663	$1,478,372
3/21	$2,694,122	$1,497,064
4/21	$2,857,880	$1,541,133
5/21	$2,944,692	$1,589,339
6/21	$2,928,908	$1,579,042
7/21	$2,996,976	$1,553,019
8/21	$3,057,153	$1,582,539
9/21	$2,889,448	$1,531,866
10/21	$3,049,261	$1,568,432
11/21	$3,017,693	$1,497,808
12/21	$3,019,648	$1,559,707
1/22	$2,671,840	$1,502,232
2/22	$2,473,520	$1,472,496
3/22	$2,439,636	$1,474,843
4/22	$2,184,511	$1,382,234
5/22	$2,131,692	$1,392,155
6/22	$1,934,368	$1,272,392
7/22	$2,123,719	$1,315,951
8/22	$1,948,321	$1,273,626
9/22	$1,697,182	$1,146,353
10/22	$1,762,956	$1,180,607
11/22	$2,060,935	$1,319,975
12/22	$1,979,194	$1,310,105
1/23	$2,246,906	$1,416,365
2/23	$2,171,905	$1,366,648
3/23	$2,331,282	$1,400,057
4/23	$2,337,532	$1,424,380
5/23	$2,292,740	$1,372,592
6/23	$2,404,200	$1,434,179
7/23	$2,404,200	$1,492,488
8/23	$2,243,781	$1,425,079
9/23	$2,057,320	$1,380,069
10/23	$1,950,027	$1,323,129
11/23	$2,181,280	$1,442,230
12/23	$2,342,912	$1,514,690
1/24	$2,357,503	$1,499,645
2/24	$2,479,443	$1,537,611
3/24	$2,495,076	$1,585,677
4/24	$2,325,194	$1,557,203
5/24	$2,421,078	$1,602,406
6/24	$2,403,361	$1,600,882
7/24	$2,428,374	$1,637,950
8/24	$2,546,145	$1,684,598
9/24	$2,637,860	$1,729,960
10/24	$2,508,625	$1,645,080
11/24	$2,541,976	$1,630,189
12/24	$2,505,650	$1,598,514

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.95%	4.44%	9.62%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 2,744,697,984
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,306,085
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,744,697,984
# of Portfolio Holdings	34
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$23,306,085

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	15.6%
Netherlands	5.4%
Italy	5.4%
Taiwan	5.5%
Switzerland	5.7%
Sweden	6.1%
United States	7.8%
India	8.2%
Denmark	8.3%
Canada	10.6%
France	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.8%
DSV AS	8.3%
Spotify Technology SA	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Moncler SpA	5.4%
Schneider Electric SE	5.2%
MercadoLibre, Inc.	4.4%
Keyence Corp.	4.1%
L'Oreal SA	3.8%
ASML Holding NV	3.8%
Total	55.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000094899
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class L
Trading Symbol	MSALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$191	1.85%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ Stock selection in information technology, led by a holding in a Taiwanese semiconductor foundry service provider

↑ No exposure to materials

↓ Stock selection in consumer discretionary, where exposure to an Italian luxury brand was the main detractor

↓ Stock selection in financials, where a position in a Pan-Asian life insurance group was the main detractor

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the largest detractor across the portfolio

Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Net Index
12/14	$10,000	$10,000
1/15	$10,276	$9,985
2/15	$10,804	$10,519
3/15	$10,658	$10,349
4/15	$11,210	$10,872
5/15	$11,243	$10,702
6/15	$11,194	$10,403
7/15	$11,223	$10,375
8/15	$10,569	$9,582
9/15	$10,403	$9,137
10/15	$11,281	$9,818
11/15	$11,232	$9,615
12/15	$10,934	$9,434
1/16	$10,504	$8,792
2/16	$10,224	$8,692
3/16	$10,766	$9,398
4/16	$10,831	$9,646
5/16	$10,924	$9,483
6/16	$10,896	$9,338
7/16	$11,559	$9,800
8/16	$11,373	$9,862
9/16	$11,625	$9,983
10/16	$11,494	$9,840
11/16	$11,120	$9,612
12/16	$11,113	$9,858
1/17	$11,692	$10,207
2/17	$12,091	$10,370
3/17	$12,718	$10,633
4/17	$13,297	$10,860
5/17	$14,057	$11,213
6/17	$14,076	$11,248
7/17	$14,758	$11,662
8/17	$15,167	$11,723
9/17	$15,300	$11,941
10/17	$15,414	$12,165
11/17	$15,528	$12,264
12/17	$15,937	$12,538
1/18	$16,781	$13,237
2/18	$16,228	$12,613
3/18	$16,703	$12,390
4/18	$16,936	$12,588
5/18	$17,557	$12,297
6/18	$17,266	$12,066
7/18	$17,217	$12,355
8/18	$17,333	$12,096
9/18	$17,198	$12,151
10/18	$15,567	$11,163
11/18	$15,713	$11,269
12/18	$14,989	$10,758
1/19	$16,114	$11,571
2/19	$16,707	$11,797
3/19	$17,349	$11,868
4/19	$17,842	$12,181
5/19	$17,260	$11,527
6/19	$18,030	$12,222
7/19	$17,675	$12,074
8/19	$17,763	$11,701
9/19	$17,882	$12,002
10/19	$18,425	$12,421
11/19	$19,096	$12,530
12/19	$19,337	$13,073
1/20	$19,031	$12,722
2/20	$18,111	$11,716
3/20	$16,579	$10,020
4/20	$17,835	$10,779
5/20	$18,655	$11,132
6/20	$19,753	$11,635
7/20	$20,840	$12,153
8/20	$22,125	$12,674
9/20	$22,531	$12,362
10/20	$22,135	$12,096
11/20	$23,845	$13,724
12/20	$25,360	$14,465
1/21	$24,954	$14,497
2/21	$25,884	$14,784
3/21	$25,547	$14,971
4/21	$27,090	$15,411
5/21	$27,891	$15,893
6/21	$27,723	$15,790
7/21	$28,337	$15,530
8/21	$28,890	$15,825
9/21	$27,288	$15,319
10/21	$28,772	$15,684
11/21	$28,455	$14,978
12/21	$28,455	$15,597
1/22	$25,156	$15,022
2/22	$23,276	$14,725
3/22	$22,936	$14,748
4/22	$20,526	$13,822
5/22	$20,017	$13,922
6/22	$18,147	$12,724
7/22	$19,917	$13,160
8/22	$18,257	$12,736
9/22	$15,887	$11,464
10/22	$16,497	$11,806
11/22	$19,277	$13,200
12/22	$18,497	$13,101
1/23	$20,971	$14,164
2/23	$20,269	$13,666
3/23	$21,737	$14,001
4/23	$21,779	$14,244
5/23	$21,349	$13,726
6/23	$22,366	$14,342
7/23	$22,345	$14,925
8/23	$20,845	$14,251
9/23	$19,094	$13,801
10/23	$18,088	$13,231
11/23	$20,216	$14,422
12/23	$21,705	$15,147
1/24	$21,821	$14,996
2/24	$22,932	$15,376
3/24	$23,068	$15,857
4/24	$21,475	$15,572
5/24	$22,345	$16,024
6/24	$22,167	$16,009
7/24	$22,376	$16,379
8/24	$23,446	$16,846
9/24	$24,274	$17,300
10/24	$23,079	$16,451
11/24	$23,362	$16,302
12/24	$23,005	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	5.99%	3.53%	8.69%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 2,744,697,984
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,306,085
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,744,697,984
# of Portfolio Holdings	34
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$23,306,085

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	15.6%
Netherlands	5.4%
Italy	5.4%
Taiwan	5.5%
Switzerland	5.7%
Sweden	6.1%
United States	7.8%
India	8.2%
Denmark	8.3%
Canada	10.6%
France	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.8%
DSV AS	8.3%
Spotify Technology SA	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Moncler SpA	5.4%
Schneider Electric SE	5.2%
MercadoLibre, Inc.	4.4%
Keyence Corp.	4.1%
L'Oreal SA	3.8%
ASML Holding NV	3.8%
Total	55.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198826
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio
Class Name	Class R6
Trading Symbol	IDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ Stock selection in information technology, led by a holding in a Taiwanese semiconductor foundry service provider

↑ No exposure to materials

↓ Stock selection in consumer discretionary, where exposure to an Italian luxury brand was the main detractor

↓ Stock selection in financials, where a position in a Pan-Asian life insurance group was the main detractor

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the largest detractor across the portfolio

Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,859,788	$5,000,000
7/18	$4,849,092	$5,003,075
8/18	$4,886,148	$4,898,360
9/18	$4,851,739	$4,920,675
10/18	$4,396,475	$4,520,439
11/18	$4,438,825	$4,563,225
12/18	$4,238,831	$4,356,683
1/19	$4,559,098	$4,685,865
2/19	$4,731,342	$4,777,423
3/19	$4,914,352	$4,805,878
4/19	$5,059,684	$4,932,838
5/19	$4,898,204	$4,668,088
6/19	$5,121,584	$4,949,176
7/19	$5,022,005	$4,889,271
8/19	$5,051,610	$4,738,270
9/19	$5,089,288	$4,860,204
10/19	$5,248,076	$5,029,789
11/19	$5,444,542	$5,074,127
12/19	$5,516,587	$5,293,864
1/20	$5,435,699	$5,151,653
2/20	$5,176,856	$4,744,440
3/20	$4,742,755	$4,057,478
4/20	$5,106,753	$4,364,957
5/20	$5,344,025	$4,507,810
6/20	$5,664,882	$4,711,518
7/20	$5,980,347	$4,921,577
8/20	$6,355,130	$5,132,254
9/20	$6,473,766	$5,006,091
10/20	$6,365,915	$4,898,467
11/20	$6,864,727	$5,557,384
12/20	$7,307,323	$5,857,764
1/21	$7,196,728	$5,870,495
2/21	$7,469,168	$5,986,709
3/21	$7,380,153	$6,062,403
4/21	$7,827,925	$6,240,860
5/21	$8,067,996	$6,436,073
6/21	$8,024,837	$6,394,373
7/21	$8,210,960	$6,288,993
8/21	$8,378,200	$6,408,536
9/21	$7,919,638	$6,203,332
10/21	$8,356,621	$6,351,407
11/21	$8,270,303	$6,065,416
12/21	$8,278,366	$6,316,078
1/22	$7,324,637	$6,083,330
2/22	$6,782,374	$5,962,915
3/22	$6,689,727	$5,972,419
4/22	$5,989,417	$5,597,393
5/22	$5,847,720	$5,637,572
6/22	$5,305,457	$5,152,587
7/22	$5,825,921	$5,328,978
8/22	$5,346,331	$5,157,585
9/22	$4,656,922	$4,642,187
10/22	$4,836,768	$4,780,901
11/22	$5,656,974	$5,345,275
12/22	$5,430,753	$5,305,306
1/23	$6,165,485	$5,735,610
2/23	$5,960,443	$5,534,280
3/23	$6,399,004	$5,669,569
4/23	$6,416,091	$5,768,066
5/23	$6,296,483	$5,558,350
6/23	$6,601,198	$5,807,749
7/23	$6,601,198	$6,043,871
8/23	$6,162,637	$5,770,896
9/23	$5,650,033	$5,588,627
10/23	$5,356,710	$5,358,046
11/23	$5,991,769	$5,840,350
12/23	$6,437,751	$6,133,780
1/24	$6,477,684	$6,072,853
2/24	$6,814,261	$6,226,600
3/24	$6,857,046	$6,421,243
4/24	$6,389,261	$6,305,935
5/24	$6,651,677	$6,488,988
6/24	$6,606,039	$6,482,817
7/24	$6,674,496	$6,632,924
8/24	$6,999,663	$6,821,825
9/24	$7,250,670	$7,005,520
10/24	$6,896,979	$6,661,795
11/24	$6,988,254	$6,601,494
12/24	$6,890,668	$6,473,226

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class R6	7.04%	4.55%	5.02%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.02%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 2,744,697,984
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 23,306,085
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,744,697,984
# of Portfolio Holdings	34
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$23,306,085

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	15.6%
Netherlands	5.4%
Italy	5.4%
Taiwan	5.5%
Switzerland	5.7%
Sweden	6.1%
United States	7.8%
India	8.2%
Denmark	8.3%
Canada	10.6%
France	21.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Hermes International SCA	8.8%
DSV AS	8.3%
Spotify Technology SA	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Moncler SpA	5.4%
Schneider Electric SE	5.2%
MercadoLibre, Inc.	4.4%
Keyence Corp.	4.1%
L'Oreal SA	3.8%
ASML Holding NV	3.8%
Total	55.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007759
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class A
Trading Symbol	MIQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.30%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Sector allocation overall was marginally negative, driven by the overweight in consumer staples and underweight in financials

↓ Stock selection in industrials, consumer staples and financials

↑ Stock selection overall was marginally positive, helped by strength in materials and information technology

↑ Underweights in materials and health care and overweight in information technology

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI EAFE Index
12/14	$9,473	$10,000
1/15	$9,684	$10,049
2/15	$10,205	$10,650
3/15	$9,938	$10,488
4/15	$10,403	$10,916
5/15	$10,484	$10,860
6/15	$10,136	$10,552
7/15	$10,311	$10,772
8/15	$9,567	$9,979
9/15	$9,205	$9,472
10/15	$9,786	$10,213
11/15	$9,667	$10,054
12/15	$9,471	$9,919
1/16	$9,096	$9,201
2/16	$8,715	$9,033
3/16	$9,230	$9,620
4/16	$9,395	$9,899
5/16	$9,490	$9,809
6/16	$9,261	$9,480
7/16	$9,557	$9,960
8/16	$9,513	$9,967
9/16	$9,481	$10,090
10/16	$9,151	$9,883
11/16	$8,934	$9,687
12/16	$9,250	$10,018
1/17	$9,493	$10,308
2/17	$9,730	$10,456
3/17	$10,018	$10,744
4/17	$10,306	$11,017
5/17	$10,901	$11,421
6/17	$10,773	$11,401
7/17	$10,922	$11,730
8/17	$10,986	$11,726
9/17	$11,128	$12,017
10/17	$11,244	$12,200
11/17	$11,430	$12,328
12/17	$11,542	$12,526
1/18	$11,958	$13,154
2/18	$11,197	$12,560
3/18	$11,353	$12,334
4/18	$11,535	$12,615
5/18	$11,392	$12,332
6/18	$11,327	$12,181
7/18	$11,442	$12,481
8/18	$11,266	$12,240
9/18	$11,357	$12,346
10/18	$10,420	$11,364
11/18	$10,472	$11,349
12/18	$9,911	$10,798
1/19	$10,443	$11,508
2/19	$10,782	$11,801
3/19	$11,011	$11,876
4/19	$11,270	$12,210
5/19	$10,613	$11,623
6/19	$11,285	$12,313
7/19	$10,982	$12,157
8/19	$10,893	$11,842
9/19	$11,085	$12,181
10/19	$11,403	$12,619
11/19	$11,558	$12,761
12/19	$11,904	$13,176
1/20	$11,661	$12,900
2/20	$10,833	$11,734
3/20	$9,462	$10,168
4/20	$10,314	$10,825
5/20	$10,711	$11,296
6/20	$11,190	$11,681
7/20	$11,401	$11,953
8/20	$11,783	$12,568
9/20	$11,572	$12,241
10/20	$10,858	$11,752
11/20	$12,456	$13,574
12/20	$13,214	$14,205
1/21	$12,862	$14,054
2/21	$12,903	$14,369
3/21	$13,288	$14,700
4/21	$13,787	$15,142
5/21	$14,417	$15,636
6/21	$14,147	$15,460
7/21	$13,991	$15,576
8/21	$14,073	$15,851
9/21	$13,443	$15,391
10/21	$13,828	$15,769
11/21	$13,099	$15,035
12/21	$13,752	$15,805
1/22	$13,516	$15,042
2/22	$13,136	$14,776
3/22	$12,846	$14,871
4/22	$12,129	$13,909
5/22	$12,220	$14,013
6/22	$11,350	$12,713
7/22	$11,794	$13,346
8/22	$10,987	$12,712
9/22	$9,972	$11,523
10/22	$10,507	$12,143
11/22	$11,948	$13,510
12/22	$11,776	$13,521
1/23	$12,916	$14,616
2/23	$12,536	$14,311
3/23	$13,053	$14,666
4/23	$13,491	$15,080
5/23	$12,945	$14,442
6/23	$13,472	$15,099
7/23	$13,647	$15,587
8/23	$13,053	$14,990
9/23	$12,390	$14,478
10/23	$11,961	$13,891
11/23	$13,053	$15,181
12/23	$13,704	$15,987
1/24	$13,495	$16,079
2/24	$13,814	$16,373
3/24	$14,024	$16,912
4/24	$13,844	$16,479
5/24	$14,434	$17,117
6/24	$14,224	$16,841
7/24	$14,623	$17,335
8/24	$15,083	$17,899
9/24	$15,423	$18,064
10/24	$14,434	$17,082
11/24	$14,254	$16,985
12/24	$14,047	$16,598

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	2.50%	3.37%	4.02%
Class A, with 5.25% maximum front end sales charge	(2.88)%	2.26%	3.46%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 641,571,525
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,526,859
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$641,571,525
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,526,859

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	13.9%
Denmark	3.5%
Netherlands	4.1%
Finland	4.4%
Sweden	4.6%
Canada	4.8%
China	5.1%
Japan	5.3%
Germany	12.8%
France	17.6%
United Kingdom	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.4%
Halma PLC	2.8%
Qiagen NV	2.6%
Capgemini SE	2.6%
Infineon Technologies AG	2.3%
AIA Group Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Kone OYJ	2.2%
AstraZeneca PLC	2.2%
Total	26.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155894
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class C
Trading Symbol	MSECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	2.05%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Sector allocation overall was marginally negative, driven by the overweight in consumer staples and underweight in financials

↓ Stock selection in industrials, consumer staples and financials

↑ Stock selection overall was marginally positive, helped by strength in materials and information technology

↑ Underweights in materials and health care and overweight in information technology

Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
4/15	$10,000	$10,000
5/15	$10,066	$9,949
6/15	$9,737	$9,667
7/15	$9,900	$9,868
8/15	$9,175	$9,142
9/15	$8,818	$8,678
10/15	$9,374	$9,356
11/15	$9,259	$9,210
12/15	$9,059	$9,086
1/16	$8,691	$8,429
2/16	$8,323	$8,275
3/16	$8,814	$8,813
4/16	$8,967	$9,068
5/16	$9,053	$8,986
6/16	$8,826	$8,684
7/16	$9,099	$9,124
8/16	$9,050	$9,131
9/16	$9,020	$9,243
10/16	$8,700	$9,054
11/16	$8,485	$8,874
12/16	$8,786	$9,177
1/17	$9,007	$9,443
2/17	$9,222	$9,578
3/17	$9,499	$9,842
4/17	$9,763	$10,092
5/17	$10,315	$10,463
6/17	$10,192	$10,444
7/17	$10,323	$10,746
8/17	$10,379	$10,742
9/17	$10,508	$11,009
10/17	$10,607	$11,176
11/17	$10,780	$11,293
12/17	$10,876	$11,475
1/18	$11,261	$12,050
2/18	$10,540	$11,506
3/18	$10,683	$11,299
4/18	$10,845	$11,557
5/18	$10,702	$11,297
6/18	$10,633	$11,159
7/18	$10,731	$11,434
8/18	$10,563	$11,213
9/18	$10,637	$11,310
10/18	$9,754	$10,410
11/18	$9,797	$10,397
12/18	$9,264	$9,892
1/19	$9,753	$10,542
2/19	$10,065	$10,811
3/19	$10,277	$10,879
4/19	$10,511	$11,185
5/19	$9,895	$10,648
6/19	$10,511	$11,280
7/19	$10,228	$11,136
8/19	$10,135	$10,848
9/19	$10,298	$11,159
10/19	$10,596	$11,560
11/19	$10,723	$11,690
12/19	$11,041	$12,070
1/20	$10,809	$11,818
2/20	$10,035	$10,749
3/20	$8,757	$9,315
4/20	$9,539	$9,917
5/20	$9,895	$10,348
6/20	$10,337	$10,701
7/20	$10,523	$10,950
8/20	$10,863	$11,513
9/20	$10,670	$11,214
10/20	$10,004	$10,766
11/20	$11,475	$12,435
12/20	$12,164	$13,013
1/21	$11,830	$12,875
2/21	$11,861	$13,163
3/21	$12,203	$13,466
4/21	$12,654	$13,871
5/21	$13,222	$14,324
6/21	$12,957	$14,162
7/21	$12,802	$14,269
8/21	$12,864	$14,521
9/21	$12,281	$14,099
10/21	$12,623	$14,446
11/21	$11,946	$13,774
12/21	$12,531	$14,479
1/22	$12,308	$13,779
2/22	$11,949	$13,536
3/22	$11,683	$13,623
4/22	$11,024	$12,741
5/22	$11,101	$12,837
6/22	$10,296	$11,646
7/22	$10,698	$12,226
8/22	$9,962	$11,645
9/22	$9,036	$10,556
10/22	$9,508	$11,124
11/22	$10,801	$12,377
12/22	$10,637	$12,387
1/23	$11,670	$13,390
2/23	$11,313	$13,110
3/23	$11,780	$13,435
4/23	$12,164	$13,814
5/23	$11,672	$13,230
6/23	$12,146	$13,832
7/23	$12,305	$14,279
8/23	$11,769	$13,732
9/23	$11,171	$13,263
10/23	$10,784	$12,726
11/23	$11,769	$13,907
12/23	$12,356	$14,646
1/24	$12,167	$14,730
2/24	$12,455	$14,999
3/24	$12,645	$15,493
4/24	$12,482	$15,096
5/24	$13,014	$15,681
6/24	$12,825	$15,428
7/24	$13,185	$15,880
8/24	$13,599	$16,397
9/24	$13,905	$16,548
10/24	$13,014	$15,648
11/24	$12,852	$15,559
12/24	$12,665	$15,205

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	1.69%	2.51%	2.47%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	0.96%	2.51%	2.47%
MSCI EAFE Index	3.82%	4.73%	4.43%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 641,571,525
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,526,859
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$641,571,525
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,526,859

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	13.9%
Denmark	3.5%
Netherlands	4.1%
Finland	4.4%
Sweden	4.6%
Canada	4.8%
China	5.1%
Japan	5.3%
Germany	12.8%
France	17.6%
United Kingdom	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.4%
Halma PLC	2.8%
Qiagen NV	2.6%
Capgemini SE	2.6%
Infineon Technologies AG	2.3%
AIA Group Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Kone OYJ	2.2%
AstraZeneca PLC	2.2%
Total	26.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007758
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class I
Trading Symbol	MSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Sector allocation overall was marginally negative, driven by the overweight in consumer staples and underweight in financials

↓ Stock selection in industrials, consumer staples and financials

↑ Stock selection overall was marginally positive, helped by strength in materials and information technology

↑ Underweights in materials and health care and overweight in information technology

Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
12/14	$1,000,000	$1,000,000
1/15	$1,022,624	$1,004,888
2/15	$1,077,569	$1,064,962
3/15	$1,049,774	$1,048,784
4/15	$1,099,548	$1,091,604
5/15	$1,107,951	$1,086,017
6/15	$1,072,398	$1,055,246
7/15	$1,090,648	$1,077,156
8/15	$1,012,419	$997,918
9/15	$973,956	$947,248
10/15	$1,035,888	$1,021,293
11/15	$1,024,153	$1,005,405
12/15	$1,003,558	$991,858
1/16	$963,681	$920,133
2/16	$923,805	$903,276
3/16	$978,303	$962,050
4/16	$996,912	$989,902
5/16	$1,006,881	$980,909
6/16	$982,955	$947,983
7/16	$1,014,601	$996,027
8/16	$1,009,944	$996,734
9/16	$1,007,283	$1,008,979
10/16	$972,021	$988,340
11/16	$949,400	$968,656
12/16	$983,513	$1,001,779
1/17	$1,009,713	$1,030,838
2/17	$1,034,570	$1,045,579
3/17	$1,066,144	$1,074,362
4/17	$1,097,047	$1,101,699
5/17	$1,160,868	$1,142,136
6/17	$1,147,432	$1,140,116
7/17	$1,163,058	$1,173,004
8/17	$1,170,496	$1,172,562
9/17	$1,186,049	$1,201,736
10/17	$1,198,896	$1,219,984
11/17	$1,219,182	$1,232,780
12/17	$1,231,017	$1,252,568
1/18	$1,276,229	$1,315,396
2/18	$1,195,395	$1,256,024
3/18	$1,212,521	$1,233,386
4/18	$1,232,387	$1,261,548
5/18	$1,217,316	$1,233,191
6/18	$1,210,465	$1,218,124
7/18	$1,223,241	$1,248,109
8/18	$1,204,718	$1,224,005
9/18	$1,214,323	$1,234,628
10/18	$1,114,844	$1,136,361
11/18	$1,120,333	$1,134,929
12/18	$1,061,112	$1,079,835
1/19	$1,117,747	$1,150,802
2/19	$1,154,716	$1,180,138
3/19	$1,179,887	$1,187,580
4/19	$1,207,418	$1,220,969
5/19	$1,137,411	$1,162,331
6/19	$1,209,778	$1,231,286
7/19	$1,178,314	$1,215,653
8/19	$1,168,875	$1,184,160
9/19	$1,189,326	$1,218,094
10/19	$1,223,936	$1,261,859
11/19	$1,240,455	$1,276,084
12/19	$1,277,288	$1,317,556
1/20	$1,252,158	$1,290,035
2/20	$1,163,770	$1,173,419
3/20	$1,016,458	$1,016,805
4/20	$1,107,445	$1,082,493
5/20	$1,150,772	$1,129,630
6/20	$1,202,765	$1,168,094
7/20	$1,226,162	$1,195,321
8/20	$1,266,889	$1,256,773
9/20	$1,245,226	$1,224,118
10/20	$1,168,970	$1,175,240
11/20	$1,341,412	$1,357,418
12/20	$1,423,146	$1,420,533
1/21	$1,385,371	$1,405,399
2/21	$1,390,642	$1,436,921
3/21	$1,431,931	$1,469,960
4/21	$1,486,397	$1,514,190
5/21	$1,554,918	$1,563,570
6/21	$1,525,050	$1,545,974
7/21	$1,508,359	$1,557,614
8/21	$1,517,144	$1,585,089
9/21	$1,449,500	$1,539,088
10/21	$1,490,789	$1,576,943
11/21	$1,412,604	$1,503,546
12/21	$1,482,728	$1,580,533
1/22	$1,457,399	$1,504,156
2/22	$1,416,483	$1,477,560
3/22	$1,386,282	$1,487,057
4/22	$1,309,321	$1,390,852
5/22	$1,319,063	$1,401,279
6/22	$1,225,540	$1,271,258
7/22	$1,274,250	$1,334,605
8/22	$1,187,546	$1,271,218
9/22	$1,077,462	$1,152,300
10/22	$1,134,940	$1,214,264
11/22	$1,290,811	$1,351,034
12/22	$1,272,472	$1,352,119
1/23	$1,397,203	$1,461,610
2/23	$1,356,325	$1,431,111
3/23	$1,412,926	$1,466,580
4/23	$1,460,093	$1,507,986
5/23	$1,401,396	$1,444,171
6/23	$1,459,045	$1,509,894
7/23	$1,478,960	$1,558,749
8/23	$1,415,022	$1,499,030
9/23	$1,342,699	$1,447,826
10/23	$1,296,580	$1,389,129
11/23	$1,416,070	$1,518,065
12/23	$1,487,584	$1,598,718
1/24	$1,465,675	$1,607,919
2/24	$1,499,633	$1,637,351
3/24	$1,523,733	$1,691,202
4/24	$1,504,015	$1,647,893
5/24	$1,568,645	$1,711,724
6/24	$1,546,737	$1,684,090
7/24	$1,590,553	$1,733,495
8/24	$1,640,943	$1,789,862
9/24	$1,678,187	$1,806,390
10/24	$1,571,931	$1,708,157
11/24	$1,552,214	$1,698,466
12/24	$1,529,390	$1,659,840

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	2.81%	3.67%	4.34%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 641,571,525
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,526,859
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$641,571,525
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,526,859

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	13.9%
Denmark	3.5%
Netherlands	4.1%
Finland	4.4%
Sweden	4.6%
Canada	4.8%
China	5.1%
Japan	5.3%
Germany	12.8%
France	17.6%
United Kingdom	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.4%
Halma PLC	2.8%
Qiagen NV	2.6%
Capgemini SE	2.6%
Infineon Technologies AG	2.3%
AIA Group Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Kone OYJ	2.2%
AstraZeneca PLC	2.2%
Total	26.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113811
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class L
Trading Symbol	MSQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$182	1.80%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Sector allocation overall was marginally negative, driven by the overweight in consumer staples and underweight in financials

↓ Stock selection in industrials, consumer staples and financials

↑ Stock selection overall was marginally positive, helped by strength in materials and information technology

↑ Underweights in materials and health care and overweight in information technology

Line Graph [Table Text Block]
	Class L	MSCI EAFE Index
12/14	$10,000	$10,000
1/15	$10,217	$10,049
2/15	$10,762	$10,650
3/15	$10,479	$10,488
4/15	$10,965	$10,916
5/15	$11,044	$10,860
6/15	$10,676	$10,552
7/15	$10,855	$10,772
8/15	$10,067	$9,979
9/15	$9,683	$9,472
10/15	$10,292	$10,213
11/15	$10,160	$10,054
12/15	$9,953	$9,919
1/16	$9,551	$9,201
2/16	$9,143	$9,033
3/16	$9,685	$9,620
4/16	$9,859	$9,899
5/16	$9,946	$9,809
6/16	$9,705	$9,480
7/16	$10,010	$9,960
8/16	$9,957	$9,967
9/16	$9,923	$10,090
10/16	$9,575	$9,883
11/16	$9,340	$9,687
12/16	$9,672	$10,018
1/17	$9,920	$10,308
2/17	$10,161	$10,456
3/17	$10,463	$10,744
4/17	$10,758	$11,017
5/17	$11,368	$11,421
6/17	$11,234	$11,401
7/17	$11,376	$11,730
8/17	$11,443	$11,726
9/17	$11,585	$12,017
10/17	$11,707	$12,200
11/17	$11,896	$12,328
12/17	$11,999	$12,526
1/18	$12,432	$13,154
2/18	$11,639	$12,560
3/18	$11,795	$12,334
4/18	$11,978	$12,615
5/18	$11,822	$12,332
6/18	$11,748	$12,181
7/18	$11,861	$12,481
8/18	$11,677	$12,240
9/18	$11,766	$12,346
10/18	$10,795	$11,364
11/18	$10,842	$11,349
12/18	$10,260	$10,798
1/19	$10,809	$11,508
2/19	$11,149	$11,801
3/19	$11,388	$11,876
4/19	$11,651	$12,210
5/19	$10,971	$11,623
6/19	$11,651	$12,313
7/19	$11,342	$12,157
8/19	$11,241	$11,842
9/19	$11,427	$12,181
10/19	$11,759	$12,619
11/19	$11,906	$12,761
12/19	$12,259	$13,176
1/20	$12,005	$12,900
2/20	$11,143	$11,734
3/20	$9,731	$10,168
4/20	$10,593	$10,825
5/20	$10,999	$11,296
6/20	$11,489	$11,681
7/20	$11,701	$11,953
8/20	$12,081	$12,568
9/20	$11,870	$12,241
10/20	$11,134	$11,752
11/20	$12,766	$13,574
12/20	$13,533	$14,205
1/21	$13,167	$14,054
2/21	$13,210	$14,369
3/21	$13,592	$14,700
4/21	$14,094	$15,142
5/21	$14,732	$15,636
6/21	$14,443	$15,460
7/21	$14,273	$15,576
8/21	$14,350	$15,851
9/21	$13,695	$15,391
10/21	$14,086	$15,769
11/21	$13,329	$15,035
12/21	$13,985	$15,805
1/22	$13,742	$15,042
2/22	$13,339	$14,776
3/22	$13,039	$14,871
4/22	$12,318	$13,909
5/22	$12,402	$14,013
6/22	$11,503	$12,713
7/22	$11,962	$13,346
8/22	$11,128	$12,712
9/22	$10,098	$11,523
10/22	$10,632	$12,143
11/22	$12,084	$13,510
12/22	$11,907	$13,521
1/23	$13,057	$14,616
2/23	$12,667	$14,311
3/23	$13,187	$14,666
4/23	$13,617	$15,080
5/23	$13,067	$14,442
6/23	$13,587	$15,099
7/23	$13,767	$15,587
8/23	$13,157	$14,990
9/23	$12,477	$14,478
10/23	$12,047	$13,891
11/23	$13,137	$15,181
12/23	$13,789	$15,987
1/24	$13,572	$16,079
2/24	$13,883	$16,373
3/24	$14,100	$16,912
4/24	$13,914	$16,479
5/24	$14,484	$17,117
6/24	$14,277	$16,841
7/24	$14,671	$17,335
8/24	$15,127	$17,899
9/24	$15,459	$18,064
10/24	$14,474	$17,082
11/24	$14,277	$16,985
12/24	$14,054	$16,598

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	1.92%	2.77%	3.46%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 641,571,525
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,526,859
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$641,571,525
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,526,859

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	13.9%
Denmark	3.5%
Netherlands	4.1%
Finland	4.4%
Sweden	4.6%
Canada	4.8%
China	5.1%
Japan	5.3%
Germany	12.8%
France	17.6%
United Kingdom	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.4%
Halma PLC	2.8%
Qiagen NV	2.6%
Capgemini SE	2.6%
Infineon Technologies AG	2.3%
AIA Group Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Kone OYJ	2.2%
AstraZeneca PLC	2.2%
Total	26.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126915
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio
Class Name	Class R6
Trading Symbol	MIQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index:

↓ Sector allocation overall was marginally negative, driven by the overweight in consumer staples and underweight in financials

↓ Stock selection in industrials, consumer staples and financials

↑ Stock selection overall was marginally positive, helped by strength in materials and information technology

↑ Underweights in materials and health care and overweight in information technology

Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
12/14	$5,000,000	$5,000,000
1/15	$5,113,122	$5,024,442
2/15	$5,391,080	$5,324,808
3/15	$5,252,101	$5,243,918
4/15	$5,500,970	$5,458,022
5/15	$5,542,986	$5,430,084
6/15	$5,365,223	$5,276,231
7/15	$5,456,474	$5,385,782
8/15	$5,065,329	$4,989,588
9/15	$4,873,016	$4,736,239
10/15	$5,182,672	$5,106,467
11/15	$5,124,000	$5,027,027
12/15	$5,020,086	$4,959,292
1/16	$4,820,613	$4,600,666
2/16	$4,621,139	$4,516,379
3/16	$4,893,753	$4,810,248
4/16	$4,986,841	$4,949,510
5/16	$5,036,709	$4,904,547
6/16	$4,917,025	$4,739,914
7/16	$5,075,328	$4,980,136
8/16	$5,052,032	$4,983,672
9/16	$5,038,719	$5,044,893
10/16	$4,865,659	$4,941,701
11/16	$4,752,504	$4,843,282
12/16	$4,922,012	$5,008,895
1/17	$5,053,131	$5,154,191
2/17	$5,177,526	$5,227,894
3/17	$5,335,542	$5,371,811
4/17	$5,490,195	$5,508,496
5/17	$5,809,588	$5,710,680
6/17	$5,742,347	$5,700,581
7/17	$5,820,548	$5,865,018
8/17	$5,857,772	$5,862,808
9/17	$5,938,989	$6,008,678
10/17	$6,003,286	$6,099,918
11/17	$6,101,423	$6,163,902
12/17	$6,163,201	$6,262,839
1/18	$6,389,563	$6,576,980
2/18	$5,984,856	$6,280,122
3/18	$6,070,599	$6,166,931
4/18	$6,170,061	$6,307,738
5/18	$6,094,607	$6,165,953
6/18	$6,060,310	$6,090,622
7/18	$6,124,274	$6,240,544
8/18	$6,031,534	$6,120,024
9/18	$6,083,056	$6,173,138
10/18	$5,581,573	$5,681,806
11/18	$5,612,486	$5,674,646
12/18	$5,314,992	$5,399,177
1/19	$5,598,669	$5,754,012
2/19	$5,783,846	$5,900,689
3/19	$5,909,925	$5,937,898
4/19	$6,047,823	$6,104,844
5/19	$5,701,107	$5,811,653
6/19	$6,059,643	$6,156,432
7/19	$5,902,045	$6,078,265
8/19	$5,854,765	$5,920,802
9/19	$5,957,204	$6,090,468
10/19	$6,130,562	$6,309,293
11/19	$6,213,301	$6,380,419
12/19	$6,400,447	$6,587,781
1/20	$6,274,522	$6,450,177
2/20	$5,831,615	$5,867,096
3/20	$5,093,436	$5,084,024
4/20	$5,553,712	$5,412,466
5/20	$5,766,481	$5,648,151
6/20	$6,027,015	$5,840,468
7/20	$6,144,255	$5,976,603
8/20	$6,348,340	$6,283,866
9/20	$6,239,784	$6,120,590
10/20	$5,857,668	$5,876,202
11/20	$6,721,772	$6,787,092
12/20	$7,129,556	$7,102,664
1/21	$6,944,602	$7,026,993
2/21	$6,966,620	$7,184,604
3/21	$7,173,593	$7,349,801
4/21	$7,446,621	$7,570,952
5/21	$7,790,108	$7,817,849
6/21	$7,640,383	$7,729,868
7/21	$7,556,713	$7,788,070
8/21	$7,605,154	$7,925,446
9/21	$7,261,667	$7,695,442
10/21	$7,473,043	$7,884,715
11/21	$7,076,712	$7,517,731
12/21	$7,431,543	$7,902,667
1/22	$7,309,394	$7,520,779
2/22	$7,099,297	$7,387,801
3/22	$6,947,833	$7,435,286
4/22	$6,566,728	$6,954,262
5/22	$6,615,587	$7,006,397
6/22	$6,141,650	$6,356,290
7/22	$6,385,947	$6,673,024
8/22	$5,951,097	$6,356,091
9/22	$5,403,870	$5,761,498
10/22	$5,692,141	$6,071,320
11/22	$6,473,895	$6,755,169
12/22	$6,380,787	$6,760,597
1/23	$7,006,767	$7,308,050
2/23	$6,801,614	$7,155,556
3/23	$7,085,672	$7,332,900
4/23	$7,322,387	$7,539,929
5/23	$7,027,808	$7,220,854
6/23	$7,317,127	$7,549,472
7/23	$7,417,073	$7,793,747
8/23	$7,096,193	$7,495,149
9/23	$6,738,490	$7,239,132
10/23	$6,507,035	$6,945,645
11/23	$7,101,453	$7,590,324
12/23	$7,463,081	$7,993,591
1/24	$7,353,088	$8,039,593
2/24	$7,523,578	$8,186,753
3/24	$7,644,571	$8,456,012
4/24	$7,545,577	$8,239,464
5/24	$7,864,559	$8,558,619
6/24	$7,760,065	$8,420,451
7/24	$7,980,052	$8,667,477
8/24	$8,233,038	$8,949,311
9/24	$8,420,028	$9,031,952
10/24	$7,886,558	$8,540,786
11/24	$7,782,064	$8,492,330
12/24	$7,672,675	$8,299,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	2.81%	3.69%	4.38%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 641,571,525
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 8,526,859
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$641,571,525
# of Portfolio Holdings	58
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,526,859

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	13.9%
Denmark	3.5%
Netherlands	4.1%
Finland	4.4%
Sweden	4.6%
Canada	4.8%
China	5.1%
Japan	5.3%
Germany	12.8%
France	17.6%
United Kingdom	23.9%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	4.1%
L'Oreal SA	3.4%
Halma PLC	2.8%
Qiagen NV	2.6%
Capgemini SE	2.6%
Infineon Technologies AG	2.3%
AIA Group Ltd.	2.3%
Tencent Holdings Ltd.	2.3%
Kone OYJ	2.2%
AstraZeneca PLC	2.2%
Total	26.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085089
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class A
Trading Symbol	MIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.32%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
12/14	$9,474	$10,000
1/15	$9,686	$9,985
2/15	$10,123	$10,519
3/15	$10,150	$10,349
4/15	$10,656	$10,872
5/15	$10,670	$10,702
6/15	$10,704	$10,403
7/15	$10,574	$10,375
8/15	$9,857	$9,582
9/15	$9,732	$9,137
10/15	$10,679	$9,818
11/15	$10,693	$9,615
12/15	$10,515	$9,434
1/16	$9,973	$8,792
2/16	$9,515	$8,692
3/16	$10,142	$9,398
4/16	$10,247	$9,646
5/16	$10,346	$9,483
6/16	$10,261	$9,338
7/16	$10,888	$9,800
8/16	$10,825	$9,862
9/16	$11,064	$9,983
10/16	$10,874	$9,840
11/16	$10,522	$9,612
12/16	$10,409	$9,858
1/17	$10,965	$10,207
2/17	$11,402	$10,370
3/17	$12,105	$10,633
4/17	$12,690	$10,860
5/17	$13,429	$11,213
6/17	$13,520	$11,248
7/17	$14,522	$11,662
8/17	$14,832	$11,723
9/17	$15,093	$11,941
10/17	$15,326	$12,165
11/17	$15,213	$12,264
12/17	$15,927	$12,538
1/18	$17,058	$13,237
2/18	$16,529	$12,613
3/18	$16,650	$12,390
4/18	$16,793	$12,588
5/18	$17,688	$12,297
6/18	$17,266	$12,066
7/18	$16,940	$12,355
8/18	$16,768	$12,096
9/18	$16,446	$12,151
10/18	$14,473	$11,163
11/18	$14,667	$11,269
12/18	$13,958	$10,758
1/19	$15,357	$11,571
2/19	$16,160	$11,797
3/19	$17,071	$11,868
4/19	$17,466	$12,181
5/19	$16,440	$11,527
6/19	$17,430	$12,222
7/19	$17,193	$12,074
8/19	$16,971	$11,701
9/19	$16,842	$12,002
10/19	$17,559	$12,421
11/19	$18,283	$12,530
12/19	$18,814	$13,073
1/20	$18,176	$12,722
2/20	$17,602	$11,716
3/20	$15,981	$10,020
4/20	$17,882	$10,779
5/20	$19,280	$11,132
6/20	$21,404	$11,635
7/20	$23,125	$12,153
8/20	$24,818	$12,674
9/20	$24,890	$12,362
10/20	$24,882	$12,096
11/20	$27,242	$13,724
12/20	$29,173	$14,465
1/21	$29,662	$14,497
2/21	$31,186	$14,784
3/21	$29,187	$14,971
4/21	$30,388	$15,411
5/21	$30,244	$15,893
6/21	$30,726	$15,790
7/21	$29,245	$15,530
8/21	$30,187	$15,825
9/21	$27,979	$15,319
10/21	$29,568	$15,684
11/21	$28,274	$14,978
12/21	$27,567	$15,597
1/22	$23,766	$15,022
2/22	$21,721	$14,725
3/22	$20,288	$14,748
4/22	$17,412	$13,822
5/22	$16,809	$13,922
6/22	$15,030	$12,724
7/22	$16,611	$13,160
8/22	$15,706	$12,736
9/22	$13,846	$11,464
10/22	$14,170	$11,806
11/22	$16,287	$13,200
12/22	$15,449	$13,101
1/23	$17,623	$14,164
2/23	$16,826	$13,666
3/23	$18,042	$14,001
4/23	$17,977	$14,244
5/23	$17,816	$13,726
6/23	$18,653	$14,342
7/23	$19,241	$14,925
8/23	$18,098	$14,251
9/23	$16,842	$13,801
10/23	$15,932	$13,231
11/23	$17,816	$14,422
12/23	$18,653	$15,147
1/24	$18,331	$14,996
2/24	$19,780	$15,376
3/24	$20,102	$15,857
4/24	$19,531	$15,572
5/24	$20,263	$16,024
6/24	$20,223	$16,009
7/24	$20,263	$16,379
8/24	$21,471	$16,846
9/24	$22,824	$17,300
10/24	$22,477	$16,451
11/24	$22,912	$16,302
12/24	$22,180	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	18.90%	3.35%	8.88%
Class A, with 5.25% maximum front end sales charge	12.68%	2.24%	8.29%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155897
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class C
Trading Symbol	MSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.06%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Net Index
4/15	$10,000	$10,000
5/15	$10,006	$9,844
6/15	$10,032	$9,569
7/15	$9,898	$9,543
8/15	$9,222	$8,813
9/15	$9,103	$8,405
10/15	$9,984	$9,030
11/15	$9,991	$8,844
12/15	$9,815	$8,677
1/16	$9,299	$8,087
2/16	$8,870	$7,995
3/16	$9,446	$8,645
4/16	$9,540	$8,872
5/16	$9,620	$8,722
6/16	$9,533	$8,589
7/16	$10,117	$9,014
8/16	$10,050	$9,071
9/16	$10,271	$9,183
10/16	$10,083	$9,051
11/16	$9,755	$8,841
12/16	$9,647	$9,067
1/17	$10,150	$9,389
2/17	$10,546	$9,538
3/17	$11,189	$9,780
4/17	$11,719	$9,989
5/17	$12,396	$10,314
6/17	$12,476	$10,346
7/17	$13,391	$10,727
8/17	$13,666	$10,783
9/17	$13,901	$10,983
10/17	$14,102	$11,190
11/17	$13,995	$11,281
12/17	$14,642	$11,533
1/18	$15,672	$12,175
2/18	$15,181	$11,601
3/18	$15,283	$11,397
4/18	$15,399	$11,578
5/18	$16,211	$11,311
6/18	$15,815	$11,099
7/18	$15,505	$11,364
8/18	$15,341	$11,126
9/18	$15,040	$11,177
10/18	$13,222	$10,268
11/18	$13,393	$10,365
12/18	$12,738	$9,896
1/19	$14,009	$10,643
2/19	$14,734	$10,851
3/19	$15,555	$10,916
4/19	$15,910	$11,204
5/19	$14,967	$10,603
6/19	$15,856	$11,242
7/19	$15,630	$11,105
8/19	$15,411	$10,763
9/19	$15,295	$11,039
10/19	$15,931	$11,425
11/19	$16,580	$11,525
12/19	$17,052	$12,024
1/20	$16,464	$11,701
2/20	$15,938	$10,777
3/20	$14,454	$9,216
4/20	$16,170	$9,915
5/20	$17,421	$10,239
6/20	$19,322	$10,702
7/20	$20,867	$11,179
8/20	$22,378	$11,657
9/20	$22,433	$11,371
10/20	$22,412	$11,126
11/20	$24,525	$12,623
12/20	$26,249	$13,305
1/21	$26,667	$13,334
2/21	$28,025	$13,598
3/21	$26,215	$13,770
4/21	$27,271	$14,176
5/21	$27,127	$14,619
6/21	$27,545	$14,524
7/21	$26,201	$14,285
8/21	$27,031	$14,556
9/21	$25,043	$14,090
10/21	$26,441	$14,427
11/21	$25,269	$13,777
12/21	$24,629	$14,346
1/22	$21,217	$13,818
2/22	$19,392	$13,544
3/22	$18,100	$13,566
4/22	$15,523	$12,714
5/22	$14,983	$12,805
6/22	$13,382	$11,704
7/22	$14,779	$12,104
8/22	$13,965	$11,715
9/22	$12,301	$10,544
10/22	$12,581	$10,859
11/22	$14,456	$12,141
12/22	$13,704	$12,050
1/23	$15,624	$13,028
2/23	$14,904	$12,571
3/23	$15,973	$12,878
4/23	$15,911	$13,102
5/23	$15,768	$12,625
6/23	$16,509	$13,192
7/23	$17,030	$13,728
8/23	$16,018	$13,108
9/23	$14,906	$12,694
10/23	$14,101	$12,170
11/23	$15,768	$13,266
12/23	$16,509	$13,932
1/24	$16,224	$13,794
2/24	$17,507	$14,143
3/24	$17,792	$14,585
4/24	$17,286	$14,323
5/24	$17,934	$14,739
6/24	$17,899	$14,725
7/24	$17,934	$15,066
8/24	$19,003	$15,495
9/24	$20,200	$15,912
10/24	$19,894	$15,132
11/24	$20,279	$14,995
12/24	$19,630	$14,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	18.06%	2.60%	7.22%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	17.06%	2.60%	7.22%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.07%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085087
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class I
Trading Symbol	MIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index
12/14	$1,000,000	$1,000,000
1/15	$1,023,005	$998,518
2/15	$1,069,015	$1,051,901
3/15	$1,072,610	$1,034,899
4/15	$1,126,528	$1,087,181
5/15	$1,128,684	$1,070,204
6/15	$1,132,279	$1,040,349
7/15	$1,118,779	$1,037,456
8/15	$1,043,265	$958,158
9/15	$1,030,068	$913,734
10/15	$1,131,242	$981,755
11/15	$1,132,709	$961,488
12/15	$1,113,965	$943,379
1/16	$1,056,895	$879,207
2/16	$1,008,720	$869,158
3/16	$1,075,424	$939,829
4/16	$1,087,283	$964,565
5/16	$1,097,659	$948,283
6/16	$1,088,765	$933,775
7/16	$1,155,667	$979,953
8/16	$1,149,737	$986,151
9/16	$1,175,682	$998,311
10/16	$1,155,667	$983,958
11/16	$1,118,603	$961,199
12/16	$1,106,742	$985,785
1/17	$1,166,045	$1,020,706
2/17	$1,212,747	$1,036,982
3/17	$1,288,358	$1,063,271
4/17	$1,349,885	$1,086,034
5/17	$1,429,203	$1,121,275
6/17	$1,439,581	$1,124,757
7/17	$1,545,856	$1,166,213
8/17	$1,579,267	$1,172,315
9/17	$1,607,482	$1,194,078
10/17	$1,632,726	$1,216,542
11/17	$1,621,589	$1,226,424
12/17	$1,697,561	$1,253,836
1/18	$1,818,923	$1,323,670
2/18	$1,763,142	$1,261,255
3/18	$1,776,710	$1,239,011
4/18	$1,791,786	$1,258,792
5/18	$1,887,519	$1,229,727
6/18	$1,843,045	$1,206,613
7/18	$1,808,780	$1,235,471
8/18	$1,790,654	$1,209,613
9/18	$1,757,424	$1,215,123
10/18	$1,546,714	$1,116,288
11/18	$1,567,861	$1,126,854
12/18	$1,493,236	$1,075,850
1/19	$1,642,786	$1,157,139
2/19	$1,728,890	$1,179,748
3/19	$1,827,080	$1,186,775
4/19	$1,870,132	$1,218,127
5/19	$1,761,368	$1,152,749
6/19	$1,867,111	$1,222,162
7/19	$1,842,186	$1,207,368
8/19	$1,818,771	$1,170,080
9/19	$1,805,931	$1,200,191
10/19	$1,882,972	$1,242,068
11/19	$1,961,524	$1,253,017
12/19	$2,018,927	$1,307,279
1/20	$1,950,950	$1,272,162
2/20	$1,889,770	$1,171,604
3/20	$1,716,050	$1,001,963
4/20	$1,920,737	$1,077,893
5/20	$2,071,043	$1,113,169
6/20	$2,299,900	$1,163,474
7/20	$2,484,949	$1,215,346
8/20	$2,667,733	$1,267,371
9/20	$2,676,041	$1,236,216
10/20	$2,676,041	$1,209,639
11/20	$2,930,579	$1,372,354
12/20	$3,139,172	$1,446,530
1/21	$3,192,173	$1,449,674
2/21	$3,356,476	$1,478,372
3/21	$3,142,201	$1,497,064
4/21	$3,272,431	$1,541,133
5/21	$3,258,045	$1,589,339
6/21	$3,310,289	$1,579,042
7/21	$3,151,286	$1,553,019
8/21	$3,254,260	$1,582,539
9/21	$3,016,512	$1,531,866
10/21	$3,188,387	$1,568,432
11/21	$3,049,827	$1,497,808
12/21	$2,974,665	$1,559,708
1/22	$2,565,301	$1,502,232
2/22	$2,345,528	$1,472,497
3/22	$2,191,533	$1,474,844
4/22	$1,880,447	$1,382,234
5/22	$1,816,991	$1,392,156
6/22	$1,624,303	$1,272,392
7/22	$1,795,324	$1,315,951
8/22	$1,698,593	$1,273,626
9/22	$1,497,393	$1,146,353
10/22	$1,532,990	$1,180,607
11/22	$1,762,822	$1,319,975
12/22	$1,673,087	$1,310,105
1/23	$1,908,840	$1,416,365
2/23	$1,822,651	$1,366,648
3/23	$1,954,470	$1,400,057
4/23	$1,948,555	$1,424,380
5/23	$1,931,655	$1,372,592
6/23	$2,022,070	$1,434,180
7/23	$2,086,289	$1,492,488
8/23	$1,963,765	$1,425,079
9/23	$1,826,876	$1,380,069
10/23	$1,729,702	$1,323,129
11/23	$1,934,190	$1,442,230
12/23	$2,026,295	$1,514,691
1/24	$1,991,650	$1,499,645
2/24	$2,150,509	$1,537,612
3/24	$2,185,998	$1,585,677
4/24	$2,124,314	$1,557,203
5/24	$2,203,743	$1,602,407
6/24	$2,200,363	$1,600,883
7/24	$2,205,433	$1,637,950
8/24	$2,337,252	$1,684,598
9/24	$2,485,971	$1,729,960
10/24	$2,447,946	$1,645,080
11/24	$2,496,111	$1,630,189
12/24	$2,417,743	$1,598,514

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	19.32%	3.67%	9.23%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198820
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class IR
Trading Symbol	MRNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class IR	MSCI All Country World ex USA Net Index
6/18	$5,000,000	$5,000,000
6/18	$4,822,625	$5,000,000
7/18	$4,735,013	$5,003,075
8/18	$4,687,623	$4,898,360
9/18	$4,598,768	$4,920,675
10/18	$4,047,863	$4,520,439
11/18	$4,105,126	$4,563,225
12/18	$3,908,042	$4,356,684
1/19	$4,301,018	$4,685,865
2/19	$4,528,115	$4,777,423
3/19	$4,784,834	$4,805,878
4/19	$4,897,395	$4,932,839
5/19	$4,611,055	$4,668,089
6/19	$4,889,496	$4,949,177
7/19	$4,824,329	$4,889,272
8/19	$4,763,111	$4,738,271
9/19	$4,729,540	$4,860,205
10/19	$4,932,940	$5,029,790
11/19	$5,138,315	$5,074,128
12/19	$5,288,396	$5,293,864
1/20	$5,110,668	$5,151,654
2/20	$4,952,688	$4,744,441
3/20	$4,496,519	$4,057,478
4/20	$5,033,653	$4,364,957
5/20	$5,428,604	$4,507,810
6/20	$6,026,955	$4,711,518
7/20	$6,514,720	$4,921,578
8/20	$6,994,585	$5,132,254
9/20	$7,016,308	$5,006,091
10/20	$7,016,308	$4,898,467
11/20	$7,683,775	$5,557,384
12/20	$8,231,120	$5,857,765
1/21	$8,371,671	$5,870,495
2/21	$8,803,220	$5,986,709
3/21	$8,241,018	$6,062,403
4/21	$8,583,486	$6,240,861
5/21	$8,545,874	$6,436,074
6/21	$8,684,445	$6,394,374
7/21	$8,268,732	$6,288,994
8/21	$8,537,956	$6,408,537
9/21	$7,916,366	$6,203,332
10/21	$8,367,711	$6,351,408
11/21	$8,005,447	$6,065,416
12/21	$7,808,958	$6,316,079
1/22	$6,734,720	$6,083,331
2/22	$6,158,152	$5,962,915
3/22	$5,753,543	$5,972,420
4/22	$4,938,255	$5,597,394
5/22	$4,770,343	$5,637,572
6/22	$4,266,604	$5,152,587
7/22	$4,715,720	$5,328,979
8/22	$4,460,817	$5,157,585
9/22	$3,932,802	$4,642,187
10/22	$4,027,885	$4,780,902
11/22	$4,630,752	$5,345,276
12/22	$4,396,173	$5,305,307
1/23	$5,016,627	$5,735,610
2/23	$4,789,201	$5,534,280
3/23	$5,135,860	$5,669,569
4/23	$5,120,404	$5,768,067
5/23	$5,076,244	$5,558,351
6/23	$5,314,710	$5,807,750
7/23	$5,482,520	$6,043,872
8/23	$5,160,148	$5,770,897
9/23	$4,802,449	$5,588,629
10/23	$4,544,110	$5,358,048
11/23	$5,082,868	$5,840,351
12/23	$5,323,542	$6,133,781
1/24	$5,233,013	$6,072,854
2/24	$5,648,121	$6,226,602
3/24	$5,743,066	$6,421,244
4/24	$5,581,881	$6,305,937
5/24	$5,791,643	$6,488,990
6/24	$5,782,811	$6,482,819
7/24	$5,796,059	$6,632,925
8/24	$6,142,718	$6,821,826
9/24	$6,533,538	$7,005,522
10/24	$6,436,385	$6,661,797
11/24	$6,562,243	$6,601,496
12/24	$6,354,800	$6,473,228

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/15/18 (Inception)
Class IR	19.37%	3.74%	3.73%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.02%

Performance Inception Date	Jun. 15, 2018
AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000085088
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class L
Trading Symbol	MIOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$202	1.85%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Net Index
12/14	$10,000	$10,000
1/15	$10,219	$9,985
2/15	$10,679	$10,519
3/15	$10,701	$10,349
4/15	$11,234	$10,872
5/15	$11,241	$10,702
6/15	$11,270	$10,403
7/15	$11,132	$10,375
8/15	$10,366	$9,582
9/15	$10,233	$9,137
10/15	$11,221	$9,818
11/15	$11,236	$9,615
12/15	$11,038	$9,434
1/16	$10,460	$8,792
2/16	$9,979	$8,692
3/16	$10,633	$9,398
4/16	$10,745	$9,646
5/16	$10,836	$9,483
6/16	$10,738	$9,338
7/16	$11,399	$9,800
8/16	$11,324	$9,862
9/16	$11,572	$9,983
10/16	$11,369	$9,840
11/16	$11,001	$9,612
12/16	$10,873	$9,858
1/17	$11,452	$10,207
2/17	$11,895	$10,370
3/17	$12,631	$10,633
4/17	$13,225	$10,860
5/17	$13,992	$11,213
6/17	$14,082	$11,248
7/17	$15,114	$11,662
8/17	$15,430	$11,723
9/17	$15,693	$11,941
10/17	$15,927	$12,165
11/17	$15,806	$12,264
12/17	$16,539	$12,538
1/18	$17,709	$13,237
2/18	$17,151	$12,613
3/18	$17,265	$12,390
4/18	$17,403	$12,588
5/18	$18,320	$12,297
6/18	$17,877	$12,066
7/18	$17,537	$12,355
8/18	$17,346	$12,096
9/18	$17,008	$12,151
10/18	$14,963	$11,163
11/18	$15,154	$11,269
12/18	$14,420	$10,758
1/19	$15,861	$11,571
2/19	$16,681	$11,797
3/19	$17,615	$11,868
4/19	$18,014	$12,181
5/19	$16,949	$11,527
6/19	$17,960	$12,222
7/19	$17,707	$12,074
8/19	$17,470	$11,701
9/19	$17,332	$12,002
10/19	$18,060	$12,421
11/19	$18,795	$12,530
12/19	$19,332	$13,073
1/20	$18,665	$12,722
2/20	$18,075	$11,716
3/20	$16,397	$10,020
4/20	$18,343	$10,779
5/20	$19,769	$11,132
6/20	$21,929	$11,635
7/20	$23,684	$12,153
8/20	$25,408	$12,674
9/20	$25,462	$12,362
10/20	$25,446	$12,096
11/20	$27,844	$13,724
12/20	$29,800	$14,465
1/21	$30,284	$14,497
2/21	$31,820	$14,784
3/21	$29,769	$14,971
4/21	$30,975	$15,411
5/21	$30,814	$15,893
6/21	$31,290	$15,790
7/21	$29,769	$15,530
8/21	$30,714	$15,825
9/21	$28,455	$15,319
10/21	$30,053	$15,684
11/21	$28,732	$14,978
12/21	$28,000	$15,597
1/22	$24,130	$15,022
2/22	$22,046	$14,725
3/22	$20,583	$14,748
4/22	$17,657	$13,822
5/22	$17,044	$13,922
6/22	$15,227	$12,724
7/22	$16,823	$13,160
8/22	$15,895	$12,736
9/22	$14,008	$11,464
10/22	$14,330	$11,806
11/22	$16,470	$13,200
12/22	$15,612	$13,101
1/23	$17,811	$14,164
2/23	$16,988	$13,666
3/23	$18,209	$14,001
4/23	$18,140	$14,244
5/23	$17,967	$13,726
6/23	$18,798	$14,342
7/23	$19,378	$14,925
8/23	$18,218	$14,251
9/23	$16,945	$13,801
10/23	$16,027	$13,231
11/23	$17,906	$14,422
12/23	$18,738	$15,147
1/24	$18,409	$14,996
2/24	$19,855	$15,376
3/24	$20,175	$15,857
4/24	$19,586	$15,572
5/24	$20,313	$16,024
6/24	$20,270	$16,009
7/24	$20,296	$16,379
8/24	$21,500	$16,846
9/24	$22,842	$17,300
10/24	$22,478	$16,451
11/24	$22,911	$16,302
12/24	$22,166	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	18.30%	2.77%	8.29%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126918
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio
Class Name	Class R6
Trading Symbol	MNOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Net Index:

↑ Stock selection in consumer discretionary, led by a position in a Chinese online travel agency

↑ Stock selection in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio

↑ No exposure to materials

↓ Stock selection in financials, where a South Korean digital bank was the largest detractor across the portfolio

↓ An average overweight in consumer discretionary, where exposure to an online casino solutions company was the main detractor

↓ Stock selection in consumer staples, where a holding in a leading beauty company was the main detractor

Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
12/14	$5,000,000	$5,000,000
1/15	$5,111,351	$4,992,591
2/15	$5,344,828	$5,259,507
3/15	$5,362,787	$5,174,493
4/15	$5,632,184	$5,435,903
5/15	$5,639,368	$5,351,019
6/15	$5,657,328	$5,201,743
7/15	$5,590,412	$5,187,278
8/15	$5,213,078	$4,790,788
9/15	$5,150,799	$4,568,669
10/15	$5,652,691	$4,908,774
11/15	$5,663,681	$4,807,442
12/15	$5,570,019	$4,716,894
1/16	$5,281,148	$4,396,035
2/16	$5,040,423	$4,345,789
3/16	$5,377,439	$4,699,144
4/16	$5,432,991	$4,822,823
5/16	$5,484,839	$4,741,415
6/16	$5,444,101	$4,668,876
7/16	$5,779,127	$4,899,767
8/16	$5,749,491	$4,930,753
9/16	$5,875,446	$4,991,556
10/16	$5,779,127	$4,919,790
11/16	$5,593,899	$4,805,993
12/16	$5,534,626	$4,928,924
1/17	$5,830,991	$5,103,529
2/17	$6,064,379	$5,184,911
3/17	$6,442,245	$5,316,357
4/17	$6,749,725	$5,430,168
5/17	$7,146,113	$5,606,375
6/17	$7,197,977	$5,623,784
7/17	$7,732,788	$5,831,063
8/17	$7,899,763	$5,861,577
9/17	$8,040,764	$5,970,389
10/17	$8,166,922	$6,082,711
11/17	$8,107,554	$6,132,122
12/17	$8,490,929	$6,269,181
1/18	$9,097,424	$6,618,348
2/18	$8,818,662	$6,306,274
3/18	$8,886,469	$6,195,055
4/18	$8,961,810	$6,293,960
5/18	$9,440,226	$6,148,634
6/18	$9,217,970	$6,033,066
7/18	$9,046,726	$6,177,357
8/18	$8,956,146	$6,048,063
9/18	$8,790,081	$6,075,616
10/18	$7,737,083	$5,581,440
11/18	$7,842,761	$5,634,269
12/18	$7,469,829	$5,379,249
1/19	$8,217,190	$5,785,694
2/19	$8,651,262	$5,898,741
3/19	$9,141,954	$5,933,875
4/19	$9,357,103	$6,090,635
5/19	$8,813,568	$5,763,745
6/19	$9,342,005	$6,110,808
7/19	$9,217,445	$6,036,842
8/19	$9,100,434	$5,850,399
9/19	$9,036,266	$6,000,953
10/19	$9,425,045	$6,210,341
11/19	$9,817,598	$6,265,086
12/19	$10,104,463	$6,536,397
1/20	$9,764,754	$6,360,808
2/20	$9,462,790	$5,858,018
3/20	$8,590,870	$5,009,817
4/20	$9,617,547	$5,389,465
5/20	$10,372,456	$5,565,847
6/20	$11,516,144	$5,817,368
7/20	$12,444,682	$6,076,731
8/20	$13,361,897	$6,336,856
9/20	$13,403,418	$6,181,081
10/20	$13,403,418	$6,048,196
11/20	$14,682,989	$6,861,769
12/20	$15,725,409	$7,232,652
1/21	$15,994,058	$7,248,371
2/21	$16,818,923	$7,391,862
3/21	$15,748,112	$7,485,321
4/21	$16,398,923	$7,705,665
5/21	$16,327,031	$7,946,697
6/21	$16,591,896	$7,895,209
7/21	$15,797,301	$7,765,096
8/21	$16,311,896	$7,912,697
9/21	$15,127,571	$7,659,328
10/21	$15,990,274	$7,842,160
11/21	$15,294,058	$7,489,042
12/21	$14,918,408	$7,798,538
1/22	$12,868,963	$7,511,161
2/22	$11,766,904	$7,362,483
3/22	$10,993,528	$7,374,218
4/22	$9,435,177	$6,911,169
5/22	$9,118,094	$6,960,778
6/22	$8,151,375	$6,361,961
7/22	$9,013,688	$6,579,754
8/22	$8,526,462	$6,368,132
9/22	$7,517,207	$5,731,764
10/22	$7,695,083	$5,903,037
11/22	$8,851,279	$6,599,876
12/22	$8,399,031	$6,550,526
1/23	$9,585,025	$7,081,826
2/23	$9,150,302	$6,833,242
3/23	$9,812,939	$7,000,285
4/23	$9,787,615	$7,121,901
5/23	$9,703,203	$6,862,962
6/23	$10,154,809	$7,170,898
7/23	$10,479,796	$7,462,441
8/23	$9,863,586	$7,125,396
9/23	$9,175,625	$6,900,346
10/23	$8,686,034	$6,615,646
11/23	$9,711,644	$7,211,151
12/23	$10,171,691	$7,573,453
1/24	$9,998,646	$7,498,226
2/24	$10,796,343	$7,688,059
3/24	$10,977,830	$7,928,387
4/24	$10,665,504	$7,786,016
5/24	$11,070,683	$8,012,033
6/24	$11,053,801	$8,004,414
7/24	$11,079,124	$8,189,752
8/24	$11,741,762	$8,422,991
9/24	$12,488,811	$8,649,802
10/24	$12,298,883	$8,225,401
11/24	$12,543,679	$8,150,946
12/24	$12,147,163	$7,992,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	19.42%	3.75%	9.28%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%

AssetsNet	$ 723,453,302
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 6,950,818
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$723,453,302
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$6,950,818

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	18.8%
Canada	4.4%
Sweden	4.8%
Brazil	5.1%
Japan	5.8%
Denmark	6.5%
Korea, Republic of	6.5%
United States	9.8%
France	12.0%
China	13.1%
India	13.2%

Top Ten Holdings (% of total investments)Footnote Referencea

DSV AS	6.5%
MercadoLibre, Inc.	5.6%
Spotify Technology SA	4.8%
Hermes International SCA	4.3%
Trip.com Group Ltd.	4.3%
Coupang, Inc.	4.3%
ICICI Bank Ltd.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Schneider Electric SE	4.0%
Meituan	4.0%
Total	46.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236930
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class A
Trading Symbol	MSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex U.S. Net Index:

↓ Stock selection, largely driven by weakness in consumer staples, and to a lesser extent in communication services and industrials

↓The overweight to consumer staples and underweight to financials

↑ Sector allocation overall was positive, driven by the overweight in information technology and zero weights in materials and energy

↑ Stock selection in information technology

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index
7/22	$9,479	$10,000
8/22	$8,739	$9,678
9/22	$8,000	$8,711
10/22	$8,284	$8,972
11/22	$9,479	$10,031
12/22	$9,242	$9,956
1/23	$10,123	$10,763
2/23	$9,744	$10,385
3/23	$10,417	$10,639
4/23	$10,701	$10,824
5/23	$10,351	$10,430
6/23	$10,720	$10,898
7/23	$10,777	$11,342
8/23	$10,294	$10,829
9/23	$9,659	$10,487
10/23	$9,232	$10,055
11/23	$10,171	$10,960
12/23	$10,726	$11,510
1/24	$10,755	$11,396
2/24	$11,074	$11,684
3/24	$11,025	$12,050
4/24	$10,717	$11,833
5/24	$11,257	$12,177
6/24	$11,122	$12,165
7/24	$11,286	$12,447
8/24	$11,787	$12,801
9/24	$12,077	$13,146
10/24	$11,324	$12,501
11/24	$11,199	$12,388
12/24	$11,080	$12,147

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class A	3.30%	6.65%
Class A, with 5.25% maximum front end sales charge	(2.16)%	4.32%
MSCI All Country World ex USA Net Index	5.53%	8.36%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,891,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,891,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	9.1%
Hong Kong	2.6%
Canada	2.6%
Finland	2.6%
Italy	3.5%
Sweden	4.6%
Netherlands	5.8%
United States	12.2%
Germany	16.3%
United Kingdom	19.9%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.4%
L'Oreal SA	4.1%
Visa, Inc.	3.8%
Halma PLC	3.7%
Haleon PLC	3.4%
QIAGEN NV	3.2%
Deutsche Boerse AG	3.2%
Hexagon AB	3.1%
ASML Holding NV	3.1%
Capgemini SE	3.0%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236928
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class C
Trading Symbol	MSDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.95%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex U.S. Net Index:

↓ Stock selection, largely driven by weakness in consumer staples, and to a lesser extent in communication services and industrials

↓The overweight to consumer staples and underweight to financials

↑ Sector allocation overall was positive, driven by the overweight in information technology and zero weights in materials and energy

↑ Stock selection in information technology

Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Net Index
7/22	$10,000	$10,000
8/22	$9,220	$9,678
9/22	$8,430	$8,711
10/22	$8,720	$8,972
11/22	$9,970	$10,031
12/22	$9,710	$9,956
1/23	$10,640	$10,763
2/23	$10,230	$10,385
3/23	$10,930	$10,639
4/23	$11,230	$10,824
5/23	$10,850	$10,430
6/23	$11,230	$10,898
7/23	$11,280	$11,342
8/23	$10,770	$10,829
9/23	$10,100	$10,487
10/23	$9,640	$10,055
11/23	$10,630	$10,960
12/23	$11,199	$11,510
1/24	$11,219	$11,396
2/24	$11,543	$11,684
3/24	$11,483	$12,050
4/24	$11,158	$11,833
5/24	$11,716	$12,177
6/24	$11,564	$12,165
7/24	$11,726	$12,447
8/24	$12,243	$12,801
9/24	$12,537	$13,146
10/24	$11,746	$12,501
11/24	$11,614	$12,388
12/24	$11,481	$12,147

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class C	2.52%	5.86%
Class C, with 1% maximum contingent deferred sales charge	1.52%	5.86%
MSCI All Country World ex USA Net Index	5.53%	8.36%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,891,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,891,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	9.1%
Hong Kong	2.6%
Canada	2.6%
Finland	2.6%
Italy	3.5%
Sweden	4.6%
Netherlands	5.8%
United States	12.2%
Germany	16.3%
United Kingdom	19.9%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.4%
L'Oreal SA	4.1%
Visa, Inc.	3.8%
Halma PLC	3.7%
Haleon PLC	3.4%
QIAGEN NV	3.2%
Deutsche Boerse AG	3.2%
Hexagon AB	3.1%
ASML Holding NV	3.1%
Capgemini SE	3.0%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236927
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class I
Trading Symbol	MSDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex U.S. Net Index:

↓ Stock selection, largely driven by weakness in consumer staples, and to a lesser extent in communication services and industrials

↓The overweight to consumer staples and underweight to financials

↑ Sector allocation overall was positive, driven by the overweight in information technology and zero weights in materials and energy

↑ Stock selection in information technology

Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index
7/22	$1,000,000	$1,000,000
8/22	$923,000	$1,000,000
9/22	$845,000	$871,121
10/22	$875,000	$897,152
11/22	$1,001,000	$1,003,058
12/22	$976,000	$995,558
1/23	$1,070,000	$1,076,306
2/23	$1,030,000	$1,038,526
3/23	$1,102,000	$1,063,913
4/23	$1,132,000	$1,082,396
5/23	$1,095,000	$1,043,042
6/23	$1,134,000	$1,089,843
7/23	$1,141,000	$1,134,152
8/23	$1,090,000	$1,082,927
9/23	$1,024,000	$1,048,724
10/23	$978,000	$1,005,455
11/23	$1,078,000	$1,095,961
12/23	$1,137,475	$1,151,024
1/24	$1,140,538	$1,139,591
2/24	$1,175,255	$1,168,442
3/24	$1,170,149	$1,204,967
4/24	$1,137,475	$1,183,329
5/24	$1,195,676	$1,217,680
6/24	$1,181,381	$1,216,522
7/24	$1,198,739	$1,244,690
8/24	$1,252,856	$1,280,138
9/24	$1,284,509	$1,314,609
10/24	$1,204,866	$1,250,108
11/24	$1,191,592	$1,238,792
12/24	$1,179,010	$1,214,722

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class I	3.65%	7.03%
MSCI All Country World ex USA Net Index	5.53%	8.36%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,891,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,891,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	9.1%
Hong Kong	2.6%
Canada	2.6%
Finland	2.6%
Italy	3.5%
Sweden	4.6%
Netherlands	5.8%
United States	12.2%
Germany	16.3%
United Kingdom	19.9%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.4%
L'Oreal SA	4.1%
Visa, Inc.	3.8%
Halma PLC	3.7%
Haleon PLC	3.4%
QIAGEN NV	3.2%
Deutsche Boerse AG	3.2%
Hexagon AB	3.1%
ASML Holding NV	3.1%
Capgemini SE	3.0%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000236929
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio
Class Name	Class R6
Trading Symbol	MSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex U.S. Net Index:

↓ Stock selection, largely driven by weakness in consumer staples, and to a lesser extent in communication services and industrials

↓The overweight to consumer staples and underweight to financials

↑ Sector allocation overall was positive, driven by the overweight in information technology and zero weights in materials and energy

↑ Stock selection in information technology

Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
7/22	$5,000,000	$5,000,000
8/22	$4,615,000	$5,000,000
9/22	$4,225,000	$4,355,607
10/22	$4,375,000	$4,485,758
11/22	$5,005,000	$5,015,291
12/22	$4,880,000	$4,977,789
1/23	$5,350,000	$5,381,528
2/23	$5,150,000	$5,192,628
3/23	$5,510,000	$5,319,565
4/23	$5,660,000	$5,411,981
5/23	$5,475,000	$5,215,212
6/23	$5,675,000	$5,449,215
7/23	$5,705,000	$5,670,760
8/23	$5,455,000	$5,414,637
9/23	$5,120,000	$5,243,621
10/23	$4,895,000	$5,027,275
11/23	$5,395,000	$5,479,803
12/23	$5,690,028	$5,755,119
1/24	$5,705,351	$5,697,953
2/24	$5,879,014	$5,842,209
3/24	$5,853,476	$6,024,836
4/24	$5,690,028	$5,916,647
5/24	$5,981,169	$6,088,399
6/24	$5,914,769	$6,082,609
7/24	$6,001,600	$6,223,449
8/24	$6,267,203	$6,400,688
9/24	$6,430,651	$6,573,044
10/24	$6,032,247	$6,250,539
11/24	$5,965,846	$6,193,960
12/24	$5,905,943	$6,073,610

Average Annual Return [Table Text Block]
AATR	1 Year	Since 7/29/22 (Inception)
Class R6	3.79%	7.11%
MSCI All Country World ex USA Net Index	5.53%	8.36%

Performance Inception Date	Jul. 29, 2022
AssetsNet	$ 1,891,678
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,891,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	9.1%
Hong Kong	2.6%
Canada	2.6%
Finland	2.6%
Italy	3.5%
Sweden	4.6%
Netherlands	5.8%
United States	12.2%
Germany	16.3%
United Kingdom	19.9%
France	20.8%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	6.4%
L'Oreal SA	4.1%
Visa, Inc.	3.8%
Halma PLC	3.7%
Haleon PLC	3.4%
QIAGEN NV	3.2%
Deutsche Boerse AG	3.2%
Hexagon AB	3.1%
ASML Holding NV	3.1%
Capgemini SE	3.0%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200800
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	Class A
Trading Symbol	MRJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.11%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Treasury Bills 1-3 Month Index:

↓ A long position in GSCI commodities detracted due to weakness in energy prices in the second half of the year

↓ A long position in world energy stocks was negatively impacted by falling energy prices following the peak in April 2024

↓ A long position in world materials stocks was weighed down by weaker industrial production and demand for input goods

↑ A long position in U.S. 10-year Treasury inflation-protected securities (TIPS) contributed as the Federal Reserve cut interests rates in 2024

↑A long position in gold benefited from falling interest rates and heightened geopolitical uncertainty

↑ A long position in Brent oil, held early in the year, contributed as rising geopolitical tensions caused oil prices to peak in April

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI World Net Index	Bloomberg U.S. Treasury Bill 1-3 Month Index	MSIF Multi-Asset Real Return Blend Index
6/18	$9,479	$10,000	$10,000	$10,000
6/18	$9,479	$9,795	$10,007	$9,795
7/18	$9,630	$10,101	$10,022	$10,101
8/18	$9,630	$10,226	$10,039	$10,226
9/18	$9,545	$10,283	$10,055	$10,283
10/18	$9,124	$9,528	$10,073	$9,528
11/18	$9,219	$9,636	$10,092	$9,636
12/18	$8,824	$8,903	$10,111	$8,903
1/19	$9,448	$9,596	$10,131	$9,596
2/19	$9,565	$9,885	$10,150	$9,885
3/19	$9,779	$10,014	$10,171	$10,014
4/19	$9,877	$10,370	$10,191	$10,370
5/19	$9,681	$9,771	$10,212	$9,771
6/19	$9,916	$10,415	$10,234	$10,415
7/19	$9,819	$10,467	$10,253	$10,467
8/19	$9,790	$10,253	$10,271	$10,253
9/19	$9,957	$10,471	$10,289	$10,471
10/19	$10,092	$10,737	$10,307	$10,737
11/19	$10,151	$11,036	$10,320	$11,036
12/19	$10,406	$11,367	$10,334	$11,367
1/20	$10,406	$11,298	$10,347	$11,298
2/20	$9,883	$10,343	$10,361	$10,343
3/20	$8,469	$8,974	$10,383	$8,974
4/20	$9,054	$9,954	$10,383	$9,954
5/20	$9,144	$10,435	$10,384	$10,435
6/20	$9,253	$10,711	$10,385	$10,711
7/20	$9,375	$11,224	$10,386	$11,224
8/20	$9,663	$11,974	$10,387	$11,974
9/20	$9,405	$11,560	$10,388	$11,560
10/20	$9,166	$11,206	$10,389	$11,206
11/20	$10,183	$12,639	$10,389	$12,639
12/20	$10,413	$13,175	$10,390	$13,175
1/21	$10,313	$13,044	$10,391	$13,044
2/21	$10,483	$13,378	$10,392	$13,378
3/21	$10,784	$13,823	$10,392	$13,823
4/21	$11,278	$14,466	$10,392	$14,466
5/21	$11,469	$14,675	$10,392	$14,675
6/21	$11,549	$14,893	$10,392	$14,893
7/21	$11,782	$15,160	$10,393	$15,160
8/21	$11,903	$15,537	$10,393	$15,563
9/21	$11,722	$14,892	$10,393	$15,563
10/21	$12,236	$15,736	$10,393	$15,563
11/21	$12,327	$15,391	$10,394	$15,564
12/21	$12,665	$16,049	$10,395	$15,565
1/22	$12,641	$15,200	$10,395	$15,565
2/22	$13,046	$14,815	$10,396	$15,567
3/22	$13,093	$15,222	$10,398	$15,570
4/22	$13,058	$13,957	$10,400	$15,573
5/22	$12,965	$13,968	$10,405	$15,581
6/22	$12,052	$12,758	$10,411	$15,589
7/22	$12,607	$13,771	$10,419	$15,602
8/22	$12,202	$13,195	$10,439	$15,631
9/22	$11,739	$11,969	$10,460	$15,663
10/22	$11,982	$12,828	$10,483	$15,697
11/22	$12,884	$13,720	$10,516	$15,746
12/22	$13,012	$13,137	$10,553	$15,802
1/23	$13,398	$14,067	$10,588	$15,855
2/23	$13,037	$13,729	$10,625	$15,911
3/23	$13,217	$14,153	$10,668	$15,974
4/23	$13,181	$14,401	$10,709	$16,036
5/23	$12,892	$14,257	$10,752	$16,101
6/23	$12,808	$15,119	$10,798	$16,170
7/23	$13,145	$15,627	$10,846	$16,241
8/23	$13,024	$15,254	$10,895	$16,315
9/23	$12,531	$14,596	$10,944	$16,387
10/23	$12,531	$14,173	$10,994	$16,463
11/23	$13,229	$15,501	$11,043	$16,536
12/23	$13,674	$16,262	$11,095	$16,613
1/24	$13,511	$16,457	$11,143	$16,686
2/24	$13,435	$17,155	$11,190	$16,756
3/24	$13,649	$17,706	$11,241	$16,833
4/24	$13,360	$17,049	$11,290	$16,906
5/24	$13,599	$17,810	$11,345	$16,988
6/24	$13,549	$18,172	$11,392	$17,059
7/24	$13,913	$18,493	$11,443	$17,136
8/24	$14,027	$18,981	$11,499	$17,218
9/24	$14,291	$19,329	$11,547	$17,291
10/24	$14,102	$18,946	$11,593	$17,360
11/24	$14,052	$19,815	$11,639	$17,428
12/24	$13,594	$19,374	$11,685	$17,565

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/18/18 (Inception)
Class A	(0.59)%	5.49%	5.67%
Class A, with 5.25% maximum front end sales charge	(5.79)%	4.36%	4.81%
MSCI World Net Index	18.67%	11.17%	10.65%
Bloomberg U.S. Treasury Bill 1-3 Month Index	5.32%	2.49%	2.41%
MSIF Multi-Asset Real Return Blend Index	5.32%	9.01%	9.00%

Performance Inception Date	Jun. 18, 2018
AssetsNet	$ 7,415,322
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,415,322
# of Portfolio Holdings	216
Portfolio Turnover Rate	310%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	1.0%
China	0.3%
South Africa	0.3%
Germany	0.4%
Switzerland	0.6%
Japan	0.7%
France	0.8%
Australia	1.7%
United Kingdom	1.9%
Canada	4.6%
United States	87.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200801
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	Class C
Trading Symbol	MRJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.85%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Treasury Bills 1-3 Month Index:

↓ A long position in GSCI commodities detracted due to weakness in energy prices in the second half of the year

↓ A long position in world energy stocks was negatively impacted by falling energy prices following the peak in April 2024

↓ A long position in world materials stocks was weighed down by weaker industrial production and demand for input goods

↑ A long position in U.S. 10-year Treasury inflation-protected securities (TIPS) contributed as the Federal Reserve cut interests rates in 2024

↑A long position in gold benefited from falling interest rates and heightened geopolitical uncertainty

↑ A long position in Brent oil, held early in the year, contributed as rising geopolitical tensions caused oil prices to peak in April

Line Graph [Table Text Block]
	Class C	MSCI World Net Index	Bloomberg U.S. Treasury Bill 1-3 Month Index	MSIF Multi-Asset Real Return Blend Index
6/18	$10,000	$10,000	$10,000	$10,000
6/18	$9,990	$9,795	$10,007	$9,795
7/18	$10,150	$10,101	$10,022	$10,101
8/18	$10,140	$10,226	$10,039	$10,226
9/18	$10,040	$10,283	$10,055	$10,283
10/18	$9,605	$9,528	$10,073	$9,528
11/18	$9,685	$9,636	$10,092	$9,636
12/18	$9,273	$8,903	$10,111	$8,903
1/19	$9,917	$9,596	$10,131	$9,596
2/19	$10,040	$9,885	$10,150	$9,885
3/19	$10,255	$10,014	$10,171	$10,014
4/19	$10,345	$10,370	$10,191	$10,370
5/19	$10,140	$9,771	$10,212	$9,771
6/19	$10,386	$10,415	$10,234	$10,415
7/19	$10,273	$10,467	$10,253	$10,467
8/19	$10,243	$10,253	$10,271	$10,253
9/19	$10,407	$10,471	$10,289	$10,471
10/19	$10,542	$10,737	$10,307	$10,737
11/19	$10,594	$11,036	$10,320	$11,036
12/19	$10,860	$11,367	$10,334	$11,367
1/20	$10,849	$11,298	$10,347	$11,298
2/20	$10,291	$10,343	$10,361	$10,343
3/20	$8,812	$8,974	$10,383	$8,974
4/20	$9,417	$9,954	$10,383	$9,954
5/20	$9,500	$10,435	$10,384	$10,435
6/20	$9,614	$10,711	$10,385	$10,711
7/20	$9,740	$11,224	$10,386	$11,224
8/20	$10,030	$11,974	$10,387	$11,974
9/20	$9,750	$11,560	$10,388	$11,560
10/20	$9,493	$11,206	$10,389	$11,206
11/20	$10,542	$12,639	$10,389	$12,639
12/20	$10,772	$13,175	$10,390	$13,175
1/21	$10,657	$13,044	$10,391	$13,044
2/21	$10,834	$13,378	$10,392	$13,378
3/21	$11,146	$13,823	$10,392	$13,823
4/21	$11,641	$14,466	$10,392	$14,466
5/21	$11,839	$14,675	$10,392	$14,675
6/21	$11,912	$14,893	$10,392	$14,893
7/21	$12,140	$15,160	$10,393	$15,160
8/21	$12,255	$15,537	$10,393	$15,563
9/21	$12,067	$14,892	$10,393	$15,563
10/21	$12,579	$15,736	$10,393	$15,563
11/21	$12,673	$15,391	$10,394	$15,564
12/21	$13,013	$16,049	$10,395	$15,565
1/22	$12,977	$15,200	$10,395	$15,565
2/22	$13,383	$14,815	$10,396	$15,567
3/22	$13,430	$15,222	$10,398	$15,570
4/22	$13,371	$13,957	$10,400	$15,573
5/22	$13,275	$13,968	$10,405	$15,581
6/22	$12,332	$12,758	$10,411	$15,589
7/22	$12,893	$13,771	$10,419	$15,602
8/22	$12,463	$13,195	$10,439	$15,631
9/22	$11,998	$11,969	$10,460	$15,663
10/22	$12,225	$12,828	$10,483	$15,697
11/22	$13,144	$13,720	$10,516	$15,746
12/22	$13,273	$13,137	$10,553	$15,802
1/23	$13,657	$14,067	$10,588	$15,855
2/23	$13,273	$13,729	$10,625	$15,911
3/23	$13,459	$14,153	$10,668	$15,974
4/23	$13,409	$14,401	$10,709	$16,036
5/23	$13,112	$14,257	$10,752	$16,101
6/23	$13,013	$15,119	$10,798	$16,170
7/23	$13,347	$15,627	$10,846	$16,241
8/23	$13,211	$15,254	$10,895	$16,315
9/23	$12,704	$14,596	$10,944	$16,387
10/23	$12,704	$14,173	$10,994	$16,463
11/23	$13,397	$15,501	$11,043	$16,536
12/23	$13,837	$16,262	$11,095	$16,613
1/24	$13,657	$16,457	$11,143	$16,686
2/24	$13,580	$17,155	$11,190	$16,756
3/24	$13,798	$17,706	$11,241	$16,833
4/24	$13,490	$17,049	$11,290	$16,906
5/24	$13,721	$17,810	$11,345	$16,988
6/24	$13,657	$18,172	$11,392	$17,059
7/24	$14,016	$18,493	$11,443	$17,136
8/24	$14,119	$18,981	$11,499	$17,218
9/24	$14,389	$19,329	$11,547	$17,291
10/24	$14,183	$18,946	$11,593	$17,360
11/24	$14,132	$19,815	$11,639	$17,428
12/24	$13,661	$19,374	$11,685	$17,565

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/18/18 (Inception)
Class C	(1.27)%	4.70%	4.89%
Class C, with 1% maximum contingent deferred sales charge	(2.17)%	4.70%	4.89%
MSCI World Net Index	18.67%	11.17%	10.65%
Bloomberg U.S. Treasury Bill 1-3 Month Index	5.32%	2.49%	2.41%
MSIF Multi-Asset Real Return Blend Index	5.32%	9.01%	9.00%

Performance Inception Date	Jun. 18, 2018
AssetsNet	$ 7,415,322
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,415,322
# of Portfolio Holdings	216
Portfolio Turnover Rate	310%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	1.0%
China	0.3%
South Africa	0.3%
Germany	0.4%
Switzerland	0.6%
Japan	0.7%
France	0.8%
Australia	1.7%
United Kingdom	1.9%
Canada	4.6%
United States	87.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	Class I
Trading Symbol	MRJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Treasury Bills 1-3 Month Index:

↓ A long position in GSCI commodities detracted due to weakness in energy prices in the second half of the year

↓ A long position in world energy stocks was negatively impacted by falling energy prices following the peak in April 2024

↓ A long position in world materials stocks was weighed down by weaker industrial production and demand for input goods

↑ A long position in U.S. 10-year Treasury inflation-protected securities (TIPS) contributed as the Federal Reserve cut interests rates in 2024

↑A long position in gold benefited from falling interest rates and heightened geopolitical uncertainty

↑ A long position in Brent oil, held early in the year, contributed as rising geopolitical tensions caused oil prices to peak in April

Line Graph [Table Text Block]
	Class I	MSCI World Net Index	Bloomberg U.S. Treasury Bill 1-3 Month Index	MSIF Multi-Asset Real Return Blend Index
6/18	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/18	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/18	$1,016,000	$1,014,032	$1,002,241	$1,014,032
8/18	$1,016,000	$1,026,578	$1,003,859	$1,026,578
9/18	$1,008,000	$1,032,294	$1,005,498	$1,032,294
10/18	$964,634	$956,495	$1,007,307	$956,495
11/18	$973,705	$967,361	$1,009,151	$967,361
12/18	$932,969	$893,805	$1,011,087	$893,805
1/19	$998,875	$963,348	$1,013,134	$963,348
2/19	$1,012,262	$992,315	$1,014,972	$992,315
3/19	$1,033,887	$1,005,349	$1,017,094	$1,005,349
4/19	$1,045,722	$1,040,998	$1,019,071	$1,040,998
5/19	$1,025,056	$980,931	$1,021,232	$980,931
6/19	$1,050,889	$1,045,570	$1,023,382	$1,045,570
7/19	$1,039,614	$1,050,749	$1,025,265	$1,050,749
8/19	$1,038,575	$1,029,256	$1,027,086	$1,029,256
9/19	$1,055,209	$1,051,160	$1,028,907	$1,051,160
10/19	$1,071,170	$1,077,909	$1,030,700	$1,077,909
11/19	$1,076,395	$1,107,929	$1,031,954	$1,107,929
12/19	$1,104,143	$1,141,121	$1,033,412	$1,141,121
1/20	$1,105,193	$1,134,175	$1,034,732	$1,134,175
2/20	$1,049,514	$1,038,309	$1,036,115	$1,038,309
3/20	$899,283	$900,896	$1,038,260	$900,896
4/20	$961,906	$999,314	$1,038,290	$999,314
5/20	$971,409	$1,047,589	$1,038,350	$1,047,589
6/20	$984,079	$1,075,299	$1,038,467	$1,075,299
7/20	$998,043	$1,126,743	$1,038,614	$1,126,743
8/20	$1,027,678	$1,202,025	$1,038,693	$1,202,025
9/20	$1,000,160	$1,160,557	$1,038,782	$1,160,557
10/20	$975,607	$1,124,956	$1,038,865	$1,124,956
11/20	$1,084,126	$1,268,795	$1,038,948	$1,268,795
12/20	$1,108,454	$1,322,588	$1,039,030	$1,322,588
1/21	$1,098,843	$1,309,443	$1,039,106	$1,309,443
2/21	$1,116,997	$1,342,997	$1,039,162	$1,342,997
3/21	$1,150,101	$1,387,681	$1,039,211	$1,387,681
4/21	$1,202,736	$1,452,264	$1,039,224	$1,452,264
5/21	$1,223,085	$1,473,184	$1,039,233	$1,473,184
6/21	$1,231,653	$1,495,142	$1,039,212	$1,495,142
7/21	$1,257,362	$1,521,924	$1,039,256	$1,521,924
8/21	$1,270,292	$1,559,802	$1,039,299	$1,562,328
9/21	$1,251,975	$1,495,038	$1,039,334	$1,562,380
10/21	$1,306,924	$1,579,718	$1,039,348	$1,562,401
11/21	$1,317,699	$1,545,102	$1,039,408	$1,562,491
12/21	$1,353,543	$1,611,140	$1,039,457	$1,562,565
1/22	$1,352,305	$1,525,893	$1,039,487	$1,562,610
2/22	$1,395,648	$1,487,301	$1,039,569	$1,562,733
3/22	$1,401,840	$1,528,118	$1,039,789	$1,563,064
4/22	$1,396,886	$1,401,172	$1,040,006	$1,563,391
5/22	$1,388,217	$1,402,233	$1,040,519	$1,564,162
6/22	$1,290,386	$1,280,769	$1,041,070	$1,564,989
7/22	$1,351,066	$1,382,457	$1,041,926	$1,566,277
8/22	$1,306,485	$1,324,660	$1,043,850	$1,569,169
9/22	$1,258,188	$1,201,520	$1,045,982	$1,572,374
10/22	$1,284,194	$1,287,804	$1,048,258	$1,575,795
11/22	$1,382,026	$1,377,346	$1,051,550	$1,580,745
12/22	$1,395,673	$1,318,854	$1,055,262	$1,586,325
1/23	$1,437,026	$1,412,171	$1,058,846	$1,591,712
2/23	$1,399,550	$1,378,224	$1,062,546	$1,597,273
3/23	$1,418,934	$1,420,811	$1,066,785	$1,603,646
4/23	$1,416,349	$1,445,717	$1,070,913	$1,609,852
5/23	$1,385,334	$1,431,284	$1,075,239	$1,616,354
6/23	$1,376,288	$1,517,845	$1,079,849	$1,623,284
7/23	$1,413,765	$1,568,833	$1,084,580	$1,630,396
8/23	$1,399,550	$1,531,361	$1,089,521	$1,637,823
9/23	$1,347,858	$1,465,300	$1,094,363	$1,645,102
10/23	$1,349,150	$1,422,783	$1,099,407	$1,652,686
11/23	$1,422,811	$1,556,172	$1,104,329	$1,660,084
12/23	$1,471,210	$1,632,571	$1,109,478	$1,667,824
1/24	$1,454,939	$1,652,163	$1,114,319	$1,675,102
2/24	$1,448,159	$1,722,211	$1,119,009	$1,682,152
3/24	$1,471,210	$1,777,554	$1,124,124	$1,689,841
4/24	$1,440,023	$1,711,527	$1,129,022	$1,697,203
5/24	$1,467,142	$1,787,950	$1,134,509	$1,705,451
6/24	$1,461,718	$1,824,331	$1,139,202	$1,712,507
7/24	$1,501,041	$1,856,480	$1,144,345	$1,720,238
8/24	$1,513,245	$1,905,548	$1,149,857	$1,728,523
9/24	$1,543,076	$1,940,446	$1,154,744	$1,735,871
10/24	$1,522,736	$1,901,954	$1,159,314	$1,742,740
11/24	$1,517,312	$1,989,228	$1,163,872	$1,749,592
12/24	$1,469,791	$1,937,387	$1,168,482	$1,756,522

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/18/18 (Inception)
Class I	(0.10)%	5.89%	6.07%
MSCI World Net Index	18.67%	11.17%	10.65%
Bloomberg U.S. Treasury Bill 1-3 Month Index	5.32%	2.49%	2.41%
MSIF Multi-Asset Real Return Blend Index	5.32%	9.01%	9.00%

Performance Inception Date	Jun. 18, 2018
AssetsNet	$ 7,415,322
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,415,322
# of Portfolio Holdings	216
Portfolio Turnover Rate	310%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	1.0%
China	0.3%
South Africa	0.3%
Germany	0.4%
Switzerland	0.6%
Japan	0.7%
France	0.8%
Australia	1.7%
United Kingdom	1.9%
Canada	4.6%
United States	87.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000200802
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio
Class Name	Class R6
Trading Symbol	MRJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Treasury Bills 1-3 Month Index:

↓ A long position in GSCI commodities detracted due to weakness in energy prices in the second half of the year

↓ A long position in world energy stocks was negatively impacted by falling energy prices following the peak in April 2024

↓ A long position in world materials stocks was weighed down by weaker industrial production and demand for input goods

↑ A long position in U.S. 10-year Treasury inflation-protected securities (TIPS) contributed as the Federal Reserve cut interests rates in 2024

↑A long position in gold benefited from falling interest rates and heightened geopolitical uncertainty

↑ A long position in Brent oil, held early in the year, contributed as rising geopolitical tensions caused oil prices to peak in April

Line Graph [Table Text Block]
	Class R6	MSCI World Net Index	Bloomberg U.S. Treasury Bill 1-3 Month Index	MSIF Multi-Asset Real Return Blend Index
6/18	$5,000,000	$5,000,000	$5,000,000	$5,000,000
6/18	$5,000,000	$5,000,000	$5,000,000	$5,000,000
7/18	$5,080,000	$5,070,159	$5,011,203	$5,070,159
8/18	$5,080,000	$5,132,891	$5,019,295	$5,132,891
9/18	$5,040,000	$5,161,471	$5,027,491	$5,161,471
10/18	$4,823,357	$4,782,475	$5,036,534	$4,782,475
11/18	$4,868,717	$4,836,803	$5,045,754	$4,836,803
12/18	$4,665,315	$4,469,023	$5,055,437	$4,469,023
1/19	$4,994,873	$4,816,738	$5,065,672	$4,816,738
2/19	$5,061,815	$4,961,577	$5,074,858	$4,961,577
3/19	$5,169,951	$5,026,745	$5,085,469	$5,026,745
4/19	$5,224,055	$5,204,990	$5,095,356	$5,204,990
5/19	$5,125,878	$4,904,657	$5,106,161	$4,904,657
6/19	$5,255,058	$5,227,849	$5,116,909	$5,227,849
7/19	$5,199,002	$5,253,744	$5,126,324	$5,253,744
8/19	$5,193,803	$5,146,281	$5,135,432	$5,146,281
9/19	$5,276,987	$5,255,799	$5,144,535	$5,255,799
10/19	$5,357,095	$5,389,546	$5,153,499	$5,389,546
11/19	$5,383,227	$5,539,646	$5,159,769	$5,539,646
12/19	$5,522,285	$5,705,604	$5,167,061	$5,705,604
1/20	$5,527,540	$5,670,876	$5,173,660	$5,670,876
2/20	$5,249,061	$5,191,544	$5,180,574	$5,191,544
3/20	$4,497,694	$4,504,481	$5,191,302	$4,504,481
4/20	$4,811,074	$4,996,570	$5,191,448	$4,996,570
5/20	$4,858,604	$5,237,945	$5,191,750	$5,237,945
6/20	$4,921,977	$5,376,494	$5,192,335	$5,376,494
7/20	$4,986,708	$5,633,713	$5,193,069	$5,633,713
8/20	$5,140,227	$6,010,127	$5,193,465	$6,010,127
9/20	$5,002,589	$5,802,783	$5,193,909	$5,802,783
10/20	$4,879,968	$5,624,782	$5,194,323	$5,624,782
11/20	$5,422,778	$6,343,975	$5,194,742	$6,343,975
12/20	$5,545,383	$6,612,939	$5,195,148	$6,612,939
1/21	$5,491,959	$6,547,215	$5,195,531	$6,547,215
2/21	$5,582,780	$6,714,983	$5,195,808	$6,714,983
3/21	$5,753,735	$6,938,405	$5,196,054	$6,938,405
4/21	$6,012,031	$7,261,319	$5,196,118	$7,261,319
5/21	$6,119,197	$7,365,921	$5,196,167	$7,365,921
6/21	$6,162,064	$7,475,709	$5,196,062	$7,475,709
7/21	$6,291,119	$7,609,620	$5,196,279	$7,609,620
8/21	$6,355,809	$7,799,011	$5,196,495	$7,811,638
9/21	$6,258,774	$7,475,192	$5,196,670	$7,811,901
10/21	$6,539,098	$7,898,591	$5,196,740	$7,812,007
11/21	$6,593,006	$7,725,509	$5,197,038	$7,812,454
12/21	$6,774,123	$8,055,699	$5,197,286	$7,812,827
1/22	$6,767,926	$7,629,465	$5,197,435	$7,813,052
2/22	$6,978,648	$7,436,506	$5,197,843	$7,813,664
3/22	$7,009,637	$7,640,589	$5,198,945	$7,815,321
4/22	$6,991,044	$7,005,860	$5,200,031	$7,816,954
5/22	$6,947,660	$7,011,166	$5,202,595	$7,820,809
6/22	$6,458,039	$6,403,845	$5,205,348	$7,824,947
7/22	$6,761,728	$6,912,287	$5,209,630	$7,831,383
8/22	$6,538,609	$6,623,299	$5,219,250	$7,845,844
9/22	$6,296,898	$6,007,598	$5,229,912	$7,861,872
10/22	$6,427,050	$6,439,021	$5,241,288	$7,878,973
11/22	$6,916,671	$6,886,729	$5,257,752	$7,903,723
12/22	$6,988,092	$6,594,268	$5,276,312	$7,931,624
1/23	$7,195,147	$7,060,853	$5,294,231	$7,958,560
2/23	$7,001,033	$6,891,120	$5,312,728	$7,986,365
3/23	$7,104,560	$7,104,054	$5,333,927	$8,018,232
4/23	$7,091,620	$7,228,585	$5,354,567	$8,049,261
5/23	$6,936,329	$7,156,419	$5,376,193	$8,081,769
6/23	$6,891,035	$7,589,224	$5,399,244	$8,116,421
7/23	$7,078,679	$7,844,167	$5,422,900	$8,151,982
8/23	$7,007,504	$7,656,804	$5,447,604	$8,189,117
9/23	$6,748,685	$7,326,501	$5,471,813	$8,225,511
10/23	$6,755,156	$7,113,917	$5,497,037	$8,263,428
11/23	$7,130,442	$7,780,862	$5,521,644	$8,300,418
12/23	$7,369,937	$8,162,857	$5,547,390	$8,339,121
1/24	$7,288,426	$8,260,815	$5,571,597	$8,375,511
2/24	$7,247,671	$8,611,055	$5,595,046	$8,410,760
3/24	$7,369,937	$8,887,769	$5,620,621	$8,449,206
4/24	$7,213,708	$8,557,636	$5,645,108	$8,486,016
5/24	$7,342,767	$8,939,752	$5,672,543	$8,527,257
6/24	$7,322,389	$9,121,657	$5,696,010	$8,562,535
7/24	$7,519,374	$9,282,402	$5,721,723	$8,601,188
8/24	$7,580,507	$9,527,741	$5,749,283	$8,642,617
9/24	$7,729,943	$9,702,231	$5,773,722	$8,679,356
10/24	$7,628,055	$9,509,769	$5,796,569	$8,713,701
11/24	$7,600,885	$9,946,140	$5,819,360	$8,747,961
12/24	$7,355,765	$9,686,937	$5,842,411	$8,782,612

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 6/18/18 (Inception)
Class R6	(0.19)%	5.90%	6.08%
MSCI World Net Index	18.67%	11.17%	10.65%
Bloomberg U.S. Treasury Bill 1-3 Month Index	5.32%	2.49%	2.41%
MSIF Multi-Asset Real Return Blend Index	5.32%	9.01%	9.00%

Performance Inception Date	Jun. 18, 2018
AssetsNet	$ 7,415,322
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	310.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,415,322
# of Portfolio Holdings	216
Portfolio Turnover Rate	310%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	1.0%
China	0.3%
South Africa	0.3%
Germany	0.4%
Switzerland	0.6%
Japan	0.7%
France	0.8%
Australia	1.7%
United Kingdom	1.9%
Canada	4.6%
United States	87.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115786
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	Class A
Trading Symbol	MFMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Frontier Emerging Markets Net Index:

↑ Positioning in Vietnam, through allocations to an IT outsourcing company and an electronics and grocery retailer

↑The underweight allocation to and stock selection in the Philippines

↑ The allocation to a fast-growing online travel agency in Argentina

↑ The overweight allocation to and stock selection in Egypt, led by a position in a leading bank

↑ Positioning in the U.A.E, through the allocation to a local real estate developer

↓The allocations to select positions in Poland, which were exited during the year

↓ The allocations to select IT services companies hurt by an extended slowdown in IT spending globally

↓ The underweight allocation to Peru

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Frontier Emerging Markets Net Index	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
12/14	$9,473	$10,000	$10,000
1/15	$9,275	$9,819	$9,592
2/15	$9,528	$9,946	$9,873
3/15	$9,359	$9,758	$9,689
4/15	$9,771	$10,129	$10,053
5/15	$9,409	$9,691	$9,694
6/15	$9,409	$9,643	$9,685
7/15	$9,329	$9,277	$9,401
8/15	$8,674	$8,570	$8,862
9/15	$8,515	$8,392	$8,661
10/15	$8,813	$8,699	$8,978
11/15	$8,400	$8,157	$8,580
12/15	$8,441	$8,170	$8,554
1/16	$7,842	$7,702	$7,969
2/16	$8,047	$7,926	$8,248
3/16	$8,251	$8,581	$8,474
4/16	$8,456	$8,813	$8,733
5/16	$8,461	$8,796	$8,821
6/16	$8,381	$8,894	$8,514
7/16	$8,681	$9,054	$8,619
8/16	$8,736	$9,007	$8,521
9/16	$8,821	$8,962	$8,739
10/16	$8,701	$8,885	$8,705
11/16	$8,461	$8,361	$8,550
12/16	$8,736	$8,579	$8,782
1/17	$9,130	$9,100	$9,367
2/17	$9,195	$9,045	$9,333
3/17	$9,357	$9,214	$9,563
4/17	$9,559	$9,370	$9,675
5/17	$9,892	$9,762	$10,088
6/17	$9,831	$9,747	$10,150
7/17	$9,821	$9,969	$10,364
8/17	$9,852	$10,160	$10,746
9/17	$10,089	$10,355	$10,965
10/17	$10,124	$10,368	$11,100
11/17	$10,159	$10,487	$11,229
12/17	$10,518	$10,877	$11,580
1/18	$11,144	$11,385	$12,244
2/18	$10,937	$11,059	$12,061
3/18	$11,113	$11,050	$12,171
4/18	$10,755	$10,967	$11,787
5/18	$9,554	$10,157	$10,701
6/18	$9,165	$9,832	$10,322
7/18	$9,390	$10,176	$10,700
8/18	$8,750	$9,847	$10,123
9/18	$8,602	$9,675	$10,118
10/18	$8,191	$9,287	$9,760
11/18	$8,394	$9,433	$9,972
12/18	$8,119	$9,289	$9,680
1/19	$8,618	$9,946	$10,140
2/19	$8,613	$10,000	$10,221
3/19	$8,587	$10,166	$10,345
4/19	$8,655	$10,207	$10,363
5/19	$8,868	$10,154	$10,587
6/19	$9,112	$10,646	$10,830
7/19	$9,169	$10,684	$11,102
8/19	$8,982	$10,023	$10,925
9/19	$8,847	$9,929	$10,711
10/19	$8,800	$10,188	$10,798
11/19	$8,998	$10,135	$10,946
12/19	$9,104	$10,598	$11,421
1/20	$9,014	$10,258	$11,415
2/20	$8,409	$9,578	$10,743
3/20	$6,365	$7,253	$8,384
4/20	$7,119	$7,836	$8,949
5/20	$7,947	$8,146	$9,461
6/20	$8,297	$8,419	$9,620
7/20	$8,478	$8,417	$9,554
8/20	$9,205	$8,886	$10,341
9/20	$9,110	$8,785	$10,418
10/20	$9,014	$8,977	$10,527
11/20	$9,879	$9,633	$10,958
12/20	$10,340	$10,316	$11,584
1/21	$10,568	$9,842	$11,628
2/21	$11,041	$10,034	$11,643
3/21	$10,770	$9,689	$11,677
4/21	$11,370	$9,894	$12,476
5/21	$11,694	$10,298	$12,977
6/21	$12,145	$10,385	$13,249
7/21	$12,161	$9,988	$12,743
8/21	$12,883	$10,676	$13,621
9/21	$12,453	$10,553	$13,464
10/21	$12,936	$11,106	$14,169
11/21	$12,225	$10,683	$13,630
12/21	$11,880	$10,759	$13,726
1/22	$10,499	$10,840	$13,830
2/22	$8,677	$10,702	$13,654
3/22	$9,023	$10,811	$13,793
4/22	$8,168	$10,112	$12,902
5/22	$8,157	$9,920	$12,656
6/22	$7,509	$8,831	$11,267
7/22	$7,732	$8,965	$11,438
8/22	$7,950	$9,072	$11,574
9/22	$7,286	$8,065	$10,289
10/22	$7,419	$8,239	$10,512
11/22	$7,663	$8,970	$11,444
12/22	$7,387	$8,803	$11,231
1/23	$7,695	$9,234	$11,781
2/23	$7,419	$8,876	$11,324
3/23	$7,483	$9,013	$11,499
4/23	$7,483	$9,107	$11,619
5/23	$7,127	$8,881	$11,331
6/23	$7,323	$9,193	$11,729
7/23	$7,785	$9,781	$12,479
8/23	$7,769	$9,356	$11,937
9/23	$7,652	$9,161	$11,688
10/23	$7,100	$8,682	$11,077
11/23	$7,637	$9,341	$11,918
12/23	$7,851	$9,845	$12,560
1/24	$7,733	$9,983	$12,737
2/24	$8,076	$10,134	$12,929
3/24	$8,307	$10,394	$13,261
4/24	$8,055	$10,071	$12,849
5/24	$8,205	$10,267	$13,098
6/24	$8,226	$10,176	$12,983
7/24	$8,414	$10,422	$13,297
8/24	$8,746	$10,773	$13,745
9/24	$8,757	$11,024	$14,065
10/24	$8,704	$10,808	$13,789
11/24	$8,725	$10,528	$13,432
12/24	$8,792	$10,461	$13,346

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	11.99%	(0.70)%	(0.74)%
Class A, with 5.25% maximum front end sales charge	6.11%	(1.76)%	(1.28)%
MSCI Frontier Emerging Markets Net Index	6.26%	(0.26)%	0.45%
MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index	6.26%	3.16%	2.93%

AssetsNet	$ 21,546,460
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,546,460
# of Portfolio Holdings	42
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	14.4%
Slovenia	3.0%
Argentina	3.9%
Bangladesh	4.1%
Egypt	4.8%
Pakistan	6.1%
Kazakhstan	8.4%
Philippines	8.6%
United States	8.9%
Indonesia	14.2%
Vietnam	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.4%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	4.2%
Systems Ltd.	4.0%
MercadoLibre, Inc.	3.9%
Phu Nhuan Jewelry JSC	3.9%
NAC Kazatomprom JSC	3.6%
Map Aktif Adiperkasa PT	3.6%
Bank for Foreign Trade of Vietnam JSC	3.0%
Nova Ljubljanska Banka DD	3.0%
Total	41.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	Class C
Trading Symbol	MSFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.35%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Frontier Emerging Markets Net Index:

↑ Positioning in Vietnam, through allocations to an IT outsourcing company and an electronics and grocery retailer

↑The underweight allocation to and stock selection in the Philippines

↑ The allocation to a fast-growing online travel agency in Argentina

↑ The overweight allocation to and stock selection in Egypt, led by a position in a leading bank

↑ Positioning in the U.A.E, through the allocation to a local real estate developer

↓The allocations to select positions in Poland, which were exited during the year

↓ The allocations to select IT services companies hurt by an extended slowdown in IT spending globally

↓ The underweight allocation to Peru

Line Graph [Table Text Block]
	Class C	MSCI Frontier Emerging Markets Net Index	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
4/15	$10,000	$10,000	$10,000
5/15	$9,621	$9,568	$9,643
6/15	$9,616	$9,519	$9,634
7/15	$9,529	$9,159	$9,352
8/15	$8,853	$8,460	$8,816
9/15	$8,684	$8,285	$8,615
10/15	$8,981	$8,588	$8,931
11/15	$8,556	$8,053	$8,535
12/15	$8,590	$8,066	$8,510
1/16	$7,977	$7,604	$7,927
2/16	$8,183	$7,825	$8,205
3/16	$8,384	$8,471	$8,429
4/16	$8,579	$8,701	$8,687
5/16	$8,585	$8,684	$8,774
6/16	$8,497	$8,780	$8,469
7/16	$8,790	$8,939	$8,574
8/16	$8,842	$8,892	$8,477
9/16	$8,919	$8,848	$8,694
10/16	$8,790	$8,772	$8,659
11/16	$8,543	$8,254	$8,505
12/16	$8,815	$8,469	$8,736
1/17	$9,208	$8,983	$9,318
2/17	$9,270	$8,930	$9,284
3/17	$9,425	$9,096	$9,513
4/17	$9,621	$9,250	$9,624
5/17	$9,951	$9,638	$10,035
6/17	$9,884	$9,623	$10,097
7/17	$9,869	$9,842	$10,309
8/17	$9,895	$10,031	$10,689
9/17	$10,122	$10,222	$10,908
10/17	$10,153	$10,236	$11,041
11/17	$10,179	$10,353	$11,170
12/17	$10,535	$10,738	$11,519
1/18	$11,150	$11,239	$12,180
2/18	$10,938	$10,918	$11,998
3/18	$11,108	$10,909	$12,107
4/18	$10,747	$10,827	$11,726
5/18	$9,538	$10,028	$10,645
6/18	$9,146	$9,706	$10,268
7/18	$9,363	$10,046	$10,644
8/18	$8,722	$9,722	$10,070
9/18	$8,567	$9,551	$10,065
10/18	$8,159	$9,168	$9,709
11/18	$8,356	$9,313	$9,919
12/18	$8,068	$9,170	$9,629
1/19	$8,566	$9,819	$10,087
2/19	$8,550	$9,873	$10,168
3/19	$8,524	$10,036	$10,291
4/19	$8,581	$10,077	$10,308
5/19	$8,786	$10,024	$10,531
6/19	$9,022	$10,510	$10,773
7/19	$9,074	$10,547	$11,044
8/19	$8,885	$9,895	$10,868
9/19	$8,744	$9,802	$10,655
10/19	$8,697	$10,058	$10,742
11/19	$8,885	$10,006	$10,888
12/19	$8,983	$10,463	$11,361
1/20	$8,887	$10,127	$11,355
2/20	$8,284	$9,456	$10,687
3/20	$6,264	$7,161	$8,340
4/20	$7,005	$7,736	$8,902
5/20	$7,815	$8,042	$9,412
6/20	$8,156	$8,312	$9,570
7/20	$8,327	$8,309	$9,504
8/20	$9,036	$8,772	$10,287
9/20	$8,935	$8,673	$10,363
10/20	$8,839	$8,862	$10,472
11/20	$9,681	$9,510	$10,900
12/20	$10,127	$10,184	$11,523
1/21	$10,341	$9,716	$11,567
2/21	$10,794	$9,906	$11,582
3/21	$10,527	$9,565	$11,616
4/21	$11,103	$9,768	$12,411
5/21	$11,418	$10,167	$12,909
6/21	$11,844	$10,252	$13,180
7/21	$11,860	$9,860	$12,676
8/21	$12,548	$10,540	$13,549
9/21	$12,127	$10,419	$13,394
10/21	$12,591	$10,964	$14,095
11/21	$11,892	$10,547	$13,559
12/21	$11,546	$10,621	$13,654
1/22	$10,197	$10,701	$13,757
2/22	$8,421	$10,565	$13,582
3/22	$8,751	$10,673	$13,721
4/22	$7,919	$9,983	$12,834
5/22	$7,903	$9,793	$12,589
6/22	$7,269	$8,719	$11,208
7/22	$7,482	$8,851	$11,378
8/22	$7,685	$8,956	$11,514
9/22	$7,045	$7,962	$10,235
10/22	$7,162	$8,134	$10,457
11/22	$7,397	$8,855	$11,384
12/22	$7,125	$8,691	$11,172
1/23	$7,418	$9,116	$11,719
2/23	$7,151	$8,763	$11,265
3/23	$7,205	$8,898	$11,439
4/23	$7,199	$8,991	$11,558
5/23	$6,857	$8,768	$11,271
6/23	$7,046	$9,076	$11,668
7/23	$7,491	$9,656	$12,414
8/23	$7,475	$9,237	$11,874
9/23	$7,363	$9,044	$11,627
10/23	$6,832	$8,571	$11,019
11/23	$7,348	$9,222	$11,855
12/23	$7,554	$9,719	$12,494
1/24	$7,440	$9,856	$12,670
2/24	$7,771	$10,005	$12,862
3/24	$7,993	$10,261	$13,191
4/24	$7,750	$9,942	$12,781
5/24	$7,894	$10,136	$13,030
6/24	$7,915	$10,046	$12,915
7/24	$8,096	$10,289	$13,227
8/24	$8,416	$10,636	$13,673
9/24	$8,426	$10,883	$13,991
10/24	$8,374	$10,670	$13,717
11/24	$8,395	$10,394	$13,361
12/24	$8,459	$10,328	$13,277

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	11.12%	(1.44)%	(1.72)%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	10.12%	(1.44)%	(1.72)%
MSCI Frontier Emerging Markets Net Index	6.26%	(0.26)%	0.33%
MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index	6.26%	3.16%	2.97%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 21,546,460
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,546,460
# of Portfolio Holdings	42
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	14.4%
Slovenia	3.0%
Argentina	3.9%
Bangladesh	4.1%
Egypt	4.8%
Pakistan	6.1%
Kazakhstan	8.4%
Philippines	8.6%
United States	8.9%
Indonesia	14.2%
Vietnam	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.4%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	4.2%
Systems Ltd.	4.0%
MercadoLibre, Inc.	3.9%
Phu Nhuan Jewelry JSC	3.9%
NAC Kazatomprom JSC	3.6%
Map Aktif Adiperkasa PT	3.6%
Bank for Foreign Trade of Vietnam JSC	3.0%
Nova Ljubljanska Banka DD	3.0%
Total	41.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115785
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	Class I
Trading Symbol	MFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Frontier Emerging Markets Net Index:

↑ Positioning in Vietnam, through allocations to an IT outsourcing company and an electronics and grocery retailer

↑The underweight allocation to and stock selection in the Philippines

↑ The allocation to a fast-growing online travel agency in Argentina

↑ The overweight allocation to and stock selection in Egypt, led by a position in a leading bank

↑ Positioning in the U.A.E, through the allocation to a local real estate developer

↓The allocations to select positions in Poland, which were exited during the year

↓ The allocations to select IT services companies hurt by an extended slowdown in IT spending globally

↓ The underweight allocation to Peru

Line Graph [Table Text Block]
	Class I	MSCI Frontier Emerging Markets Net Index	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$979,645	$981,918	$959,213
2/15	$1,006,263	$994,603	$987,324
3/15	$988,518	$975,797	$968,920
4/15	$1,032,881	$1,012,928	$1,005,267
5/15	$994,781	$969,127	$969,389
6/15	$995,303	$964,255	$968,483
7/15	$986,952	$927,702	$940,105
8/15	$917,537	$856,983	$886,194
9/15	$901,357	$839,168	$866,076
10/15	$933,194	$869,890	$897,816
11/15	$889,875	$815,747	$858,000
12/15	$894,231	$817,000	$855,437
1/16	$831,034	$770,210	$796,912
2/16	$853,153	$792,638	$824,778
3/16	$874,745	$858,060	$847,374
4/16	$896,337	$881,314	$873,278
5/16	$897,390	$879,587	$882,056
6/16	$889,491	$889,388	$851,385
7/16	$921,089	$905,425	$861,899
8/16	$927,409	$900,682	$852,124
9/16	$936,362	$896,233	$873,936
10/16	$924,249	$888,513	$870,462
11/16	$898,970	$836,099	$854,967
12/16	$928,442	$857,857	$878,228
1/17	$970,620	$909,956	$936,726
2/17	$978,094	$904,535	$933,307
3/17	$995,179	$921,404	$956,334
4/17	$1,017,069	$936,967	$967,457
5/17	$1,052,840	$976,234	$1,008,780
6/17	$1,046,967	$974,728	$1,014,981
7/17	$1,045,899	$996,924	$1,036,371
8/17	$1,049,636	$1,016,021	$1,074,554
9/17	$1,074,729	$1,035,459	$1,096,513
10/17	$1,079,000	$1,036,827	$1,109,953
11/17	$1,083,272	$1,048,687	$1,122,882
12/17	$1,121,712	$1,087,658	$1,157,995
1/18	$1,188,449	$1,138,468	$1,224,373
2/18	$1,166,559	$1,105,902	$1,206,139
3/18	$1,185,779	$1,105,032	$1,217,058
4/18	$1,147,873	$1,096,658	$1,178,747
5/18	$1,019,738	$1,015,719	$1,070,071
6/18	$978,628	$983,162	$1,032,181
7/18	$1,003,056	$1,017,616	$1,070,013
8/18	$935,610	$984,724	$1,012,325
9/18	$919,423	$967,463	$1,011,769
10/18	$876,258	$928,674	$976,015
11/18	$898,380	$943,296	$997,155
12/18	$868,203	$928,874	$967,972
1/19	$922,604	$994,617	$1,014,005
2/19	$921,494	$1,000,014	$1,022,120
3/19	$919,274	$1,016,579	$1,034,490
4/19	$926,490	$1,020,689	$1,036,268
5/19	$949,805	$1,015,393	$1,058,664
6/19	$976,451	$1,064,635	$1,082,994
7/19	$982,557	$1,068,360	$1,110,172
8/19	$963,128	$1,002,328	$1,092,493
9/19	$948,695	$992,861	$1,071,136
10/19	$944,254	$1,018,758	$1,079,827
11/19	$965,348	$1,013,523	$1,094,582
12/19	$976,959	$1,059,804	$1,142,126
1/20	$967,247	$1,025,839	$1,141,453
2/20	$903,259	$957,816	$1,074,328
3/20	$683,300	$725,318	$838,385
4/20	$764,999	$783,551	$894,886
5/20	$854,125	$814,559	$946,143
6/20	$892,403	$841,906	$962,012
7/20	$911,828	$841,691	$955,362
8/20	$990,671	$888,582	$1,034,097
9/20	$979,816	$878,521	$1,041,767
10/20	$970,674	$897,657	$1,052,704
11/20	$1,063,800	$963,259	$1,095,764
12/20	$1,113,901	$1,031,590	$1,158,411
1/21	$1,138,476	$984,174	$1,162,770
2/21	$1,189,342	$1,003,384	$1,164,305
3/21	$1,161,337	$968,866	$1,167,733
4/21	$1,225,920	$989,406	$1,247,649
5/21	$1,261,354	$1,029,825	$1,297,693
6/21	$1,310,505	$1,038,467	$1,324,899
7/21	$1,312,791	$998,778	$1,274,263
8/21	$1,391,090	$1,067,595	$1,362,062
9/21	$1,345,368	$1,055,345	$1,346,432
10/21	$1,397,948	$1,110,579	$1,416,902
11/21	$1,321,364	$1,068,343	$1,363,016
12/21	$1,284,787	$1,075,871	$1,372,621
1/22	$1,135,619	$1,083,968	$1,382,950
2/22	$938,443	$1,070,197	$1,365,381
3/22	$976,163	$1,081,092	$1,379,281
4/22	$884,148	$1,011,241	$1,290,164
5/22	$883,005	$991,963	$1,265,568
6/22	$813,279	$883,148	$1,126,740
7/22	$837,855	$896,547	$1,143,835
8/22	$861,859	$907,218	$1,157,449
9/22	$789,847	$806,455	$1,028,894
10/22	$804,135	$823,918	$1,051,173
11/22	$830,996	$896,968	$1,144,372
12/22	$801,849	$880,307	$1,123,115
1/23	$834,997	$923,399	$1,178,093
2/23	$805,849	$887,616	$1,132,441
3/23	$812,708	$901,322	$1,149,927
4/23	$812,708	$910,726	$1,161,925
5/23	$774,415	$888,116	$1,133,078
6/23	$796,133	$919,330	$1,172,901
7/23	$846,427	$978,108	$1,247,891
8/23	$845,284	$935,598	$1,193,657
9/23	$832,711	$916,098	$1,168,778
10/23	$772,701	$868,216	$1,107,690
11/23	$831,568	$934,119	$1,191,770
12/23	$855,144	$984,464	$1,256,002
1/24	$842,398	$998,307	$1,273,663
2/24	$880,057	$1,013,423	$1,292,947
3/24	$905,549	$1,039,370	$1,326,052
4/24	$878,319	$1,007,092	$1,284,870
5/24	$895,120	$1,026,662	$1,309,838
6/24	$897,438	$1,017,637	$1,298,324
7/24	$918,295	$1,042,240	$1,329,713
8/24	$954,795	$1,077,321	$1,374,470
9/24	$955,954	$1,102,393	$1,406,458
10/24	$950,739	$1,080,775	$1,378,877
11/24	$953,057	$1,052,796	$1,343,180
12/24	$960,841	$1,046,108	$1,334,648

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	12.36%	(0.33)%	(0.40)%
MSCI Frontier Emerging Markets Net Index	6.26%	(0.26)%	0.45%
MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index	6.26%	3.16%	2.93%

AssetsNet	$ 21,546,460
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,546,460
# of Portfolio Holdings	42
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	14.4%
Slovenia	3.0%
Argentina	3.9%
Bangladesh	4.1%
Egypt	4.8%
Pakistan	6.1%
Kazakhstan	8.4%
Philippines	8.6%
United States	8.9%
Indonesia	14.2%
Vietnam	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.4%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	4.2%
Systems Ltd.	4.0%
MercadoLibre, Inc.	3.9%
Phu Nhuan Jewelry JSC	3.9%
NAC Kazatomprom JSC	3.6%
Map Aktif Adiperkasa PT	3.6%
Bank for Foreign Trade of Vietnam JSC	3.0%
Nova Ljubljanska Banka DD	3.0%
Total	41.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000115788
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	Class L
Trading Symbol	MFMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$222	2.10%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Frontier Emerging Markets Net Index:

↑ Positioning in Vietnam, through allocations to an IT outsourcing company and an electronics and grocery retailer

↑The underweight allocation to and stock selection in the Philippines

↑ The allocation to a fast-growing online travel agency in Argentina

↑ The overweight allocation to and stock selection in Egypt, led by a position in a leading bank

↑ Positioning in the U.A.E, through the allocation to a local real estate developer

↓The allocations to select positions in Poland, which were exited during the year

↓ The allocations to select IT services companies hurt by an extended slowdown in IT spending globally

↓ The underweight allocation to Peru

Line Graph [Table Text Block]
	Class L	MSCI Frontier Emerging Markets Net Index	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
12/14	$10,000	$10,000	$10,000
1/15	$9,784	$9,819	$9,592
2/15	$10,042	$9,946	$9,873
3/15	$9,863	$9,758	$9,689
4/15	$10,290	$10,129	$10,053
5/15	$9,905	$9,691	$9,694
6/15	$9,900	$9,643	$9,685
7/15	$9,810	$9,277	$9,401
8/15	$9,115	$8,570	$8,862
9/15	$8,946	$8,392	$8,661
10/15	$9,257	$8,699	$8,978
11/15	$8,820	$8,157	$8,580
12/15	$8,851	$8,170	$8,554
1/16	$8,214	$7,702	$7,969
2/16	$8,425	$7,926	$8,248
3/16	$8,635	$8,581	$8,474
4/16	$8,841	$8,813	$8,733
5/16	$8,846	$8,796	$8,821
6/16	$8,757	$8,894	$8,514
7/16	$9,062	$9,054	$8,619
8/16	$9,115	$9,007	$8,521
9/16	$9,194	$8,962	$8,739
10/16	$9,067	$8,885	$8,705
11/16	$8,809	$8,361	$8,550
12/16	$9,096	$8,579	$8,782
1/17	$9,497	$9,100	$9,367
2/17	$9,566	$9,045	$9,333
3/17	$9,724	$9,214	$9,563
4/17	$9,929	$9,370	$9,675
5/17	$10,267	$9,762	$10,088
6/17	$10,204	$9,747	$10,150
7/17	$10,182	$9,969	$10,364
8/17	$10,209	$10,160	$10,746
9/17	$10,446	$10,355	$10,965
10/17	$10,483	$10,368	$11,100
11/17	$10,515	$10,487	$11,229
12/17	$10,879	$10,877	$11,580
1/18	$11,522	$11,385	$12,244
2/18	$11,300	$11,059	$12,061
3/18	$11,480	$11,050	$12,171
4/18	$11,105	$10,967	$11,787
5/18	$9,861	$10,157	$10,701
6/18	$9,455	$9,832	$10,322
7/18	$9,682	$10,176	$10,700
8/18	$9,022	$9,847	$10,123
9/18	$8,864	$9,675	$10,118
10/18	$8,448	$9,287	$9,760
11/18	$8,648	$9,433	$9,972
12/18	$8,356	$9,289	$9,680
1/19	$8,871	$9,946	$10,140
2/19	$8,860	$10,000	$10,221
3/19	$8,828	$10,166	$10,345
4/19	$8,892	$10,207	$10,363
5/19	$9,106	$10,154	$10,587
6/19	$9,353	$10,646	$10,830
7/19	$9,412	$10,684	$11,102
8/19	$9,219	$10,023	$10,925
9/19	$9,069	$9,929	$10,711
10/19	$9,021	$10,188	$10,798
11/19	$9,219	$10,135	$10,946
12/19	$9,324	$10,598	$11,421
1/20	$9,226	$10,258	$11,415
2/20	$8,605	$9,578	$10,743
3/20	$6,508	$7,253	$8,384
4/20	$7,276	$7,836	$8,949
5/20	$8,120	$8,146	$9,461
6/20	$8,474	$8,419	$9,620
7/20	$8,660	$8,417	$9,554
8/20	$9,395	$8,886	$10,341
9/20	$9,291	$8,785	$10,418
10/20	$9,193	$8,977	$10,527
11/20	$10,070	$9,633	$10,958
12/20	$10,537	$10,316	$11,584
1/21	$10,760	$9,842	$11,628
2/21	$11,240	$10,034	$11,643
3/21	$10,962	$9,689	$11,677
4/21	$11,561	$9,894	$12,476
5/21	$11,893	$10,298	$12,977
6/21	$12,340	$10,385	$13,249
7/21	$12,357	$9,988	$12,743
8/21	$13,081	$10,676	$13,621
9/21	$12,640	$10,553	$13,464
10/21	$13,125	$11,106	$14,169
11/21	$12,400	$10,683	$13,630
12/21	$12,046	$10,759	$13,726
1/22	$10,640	$10,840	$13,830
2/22	$8,788	$10,702	$13,654
3/22	$9,137	$10,811	$13,793
4/22	$8,270	$10,112	$12,902
5/22	$8,254	$9,920	$12,656
6/22	$7,589	$8,831	$11,267
7/22	$7,818	$8,965	$11,438
8/22	$8,031	$9,072	$11,574
9/22	$7,361	$8,065	$10,289
10/22	$7,486	$8,239	$10,512
11/22	$7,731	$8,970	$11,444
12/22	$7,453	$8,803	$11,231
1/23	$7,758	$9,234	$11,781
2/23	$7,480	$8,876	$11,324
3/23	$7,535	$9,013	$11,499
4/23	$7,535	$9,107	$11,619
5/23	$7,175	$8,881	$11,331
6/23	$7,366	$9,193	$11,729
7/23	$7,829	$9,781	$12,479
8/23	$7,813	$9,356	$11,937
9/23	$7,693	$9,161	$11,688
10/23	$7,132	$8,682	$11,077
11/23	$7,666	$9,341	$11,918
12/23	$7,884	$9,845	$12,560
1/24	$7,758	$9,983	$12,737
2/24	$8,097	$10,134	$12,929
3/24	$8,327	$10,394	$13,261
4/24	$8,070	$10,071	$12,849
5/24	$8,218	$10,267	$13,098
6/24	$8,240	$10,176	$12,983
7/24	$8,421	$10,422	$13,297
8/24	$8,749	$10,773	$13,745
9/24	$8,755	$11,024	$14,065
10/24	$8,700	$10,808	$13,789
11/24	$8,716	$10,528	$13,432
12/24	$8,781	$10,461	$13,346

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	11.38%	(1.19)%	(1.29)%
MSCI Frontier Emerging Markets Net Index	6.26%	(0.26)%	0.45%
MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index	6.26%	3.16%	2.93%

AssetsNet	$ 21,546,460
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,546,460
# of Portfolio Holdings	42
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	14.4%
Slovenia	3.0%
Argentina	3.9%
Bangladesh	4.1%
Egypt	4.8%
Pakistan	6.1%
Kazakhstan	8.4%
Philippines	8.6%
United States	8.9%
Indonesia	14.2%
Vietnam	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.4%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	4.2%
Systems Ltd.	4.0%
MercadoLibre, Inc.	3.9%
Phu Nhuan Jewelry JSC	3.9%
NAC Kazatomprom JSC	3.6%
Map Aktif Adiperkasa PT	3.6%
Bank for Foreign Trade of Vietnam JSC	3.0%
Nova Ljubljanska Banka DD	3.0%
Total	41.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000152578
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio
Class Name	Class R6
Trading Symbol	MSRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Frontier Emerging Markets Net Index:

↑ Positioning in Vietnam, through allocations to an IT outsourcing company and an electronics and grocery retailer

↑The underweight allocation to and stock selection in the Philippines

↑ The allocation to a fast-growing online travel agency in Argentina

↑ The overweight allocation to and stock selection in Egypt, led by a position in a leading bank

↑ Positioning in the U.A.E, through the allocation to a local real estate developer

↓The allocations to select positions in Poland, which were exited during the year

↓ The allocations to select IT services companies hurt by an extended slowdown in IT spending globally

↓ The underweight allocation to Peru

Line Graph [Table Text Block]
	Class R6	MSCI Frontier Emerging Markets Net Index	MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index
2/15	$5,000,000	$5,000,000	$5,000,000
3/15	$4,911,826	$5,000,000	$5,000,000
4/15	$5,132,261	$5,092,125	$5,090,867
5/15	$4,942,946	$4,871,931	$4,909,173
6/15	$4,945,539	$4,847,436	$4,904,586
7/15	$4,904,046	$4,663,681	$4,760,876
8/15	$4,561,722	$4,308,165	$4,487,858
9/15	$4,478,734	$4,218,607	$4,385,980
10/15	$4,639,523	$4,373,054	$4,546,717
11/15	$4,421,680	$4,100,869	$4,345,081
12/15	$4,442,841	$4,107,169	$4,332,099
1/16	$4,131,292	$3,871,950	$4,035,717
2/16	$4,238,632	$3,984,698	$4,176,837
3/16	$4,348,591	$4,313,583	$4,291,266
4/16	$4,455,931	$4,430,481	$4,422,452
5/16	$4,461,167	$4,421,799	$4,466,903
6/16	$4,419,278	$4,471,072	$4,311,580
7/16	$4,578,980	$4,551,691	$4,364,825
8/16	$4,610,396	$4,527,851	$4,315,324
9/16	$4,654,903	$4,505,482	$4,425,782
10/16	$4,594,688	$4,466,675	$4,408,189
11/16	$4,469,021	$4,203,181	$4,329,720
12/16	$4,615,375	$4,312,559	$4,447,516
1/17	$4,825,165	$4,574,468	$4,743,762
2/17	$4,862,343	$4,547,218	$4,726,446
3/17	$4,947,321	$4,632,018	$4,843,064
4/17	$5,056,199	$4,710,259	$4,899,392
5/17	$5,234,122	$4,907,657	$5,108,659
6/17	$5,204,911	$4,900,087	$5,140,059
7/17	$5,199,600	$5,011,668	$5,248,386
8/17	$5,218,189	$5,107,671	$5,441,750
9/17	$5,343,000	$5,205,392	$5,552,953
10/17	$5,366,901	$5,212,268	$5,621,016
11/17	$5,385,490	$5,271,889	$5,686,494
12/17	$5,576,690	$5,467,801	$5,864,312
1/18	$5,911,292	$5,723,231	$6,200,465
2/18	$5,802,414	$5,559,517	$6,108,124
3/18	$5,898,014	$5,555,142	$6,163,420
4/18	$5,709,469	$5,513,043	$5,969,405
5/18	$5,074,788	$5,106,156	$5,419,048
6/18	$4,867,654	$4,942,484	$5,227,167
7/18	$4,985,453	$5,115,693	$5,418,757
8/18	$4,647,365	$4,950,338	$5,126,611
9/18	$4,569,551	$4,863,566	$5,123,793
10/18	$4,352,209	$4,668,569	$4,942,730
11/18	$4,462,222	$4,742,073	$5,049,789
12/18	$4,315,995	$4,669,571	$4,901,997
1/19	$4,583,675	$5,000,074	$5,135,121
2/19	$4,580,916	$5,027,204	$5,176,214
3/19	$4,569,877	$5,110,480	$5,238,858
4/19	$4,605,752	$5,131,138	$5,247,865
5/19	$4,721,655	$5,104,515	$5,361,281
6/19	$4,854,115	$5,352,064	$5,484,492
7/19	$4,884,470	$5,370,790	$5,622,126
8/19	$4,787,885	$5,038,835	$5,532,596
9/19	$4,716,136	$4,991,243	$5,424,443
10/19	$4,694,059	$5,121,434	$5,468,456
11/19	$4,801,683	$5,095,114	$5,543,178
12/19	$4,859,744	$5,327,778	$5,783,948
1/20	$4,811,431	$5,157,027	$5,780,540
2/20	$4,490,290	$4,815,069	$5,440,605
3/20	$3,398,979	$3,646,270	$4,245,747
4/20	$3,802,537	$3,939,014	$4,531,875
5/20	$4,248,724	$4,094,896	$4,791,451
6/20	$4,439,135	$4,232,375	$4,871,815
7/20	$4,535,761	$4,231,290	$4,838,142
8/20	$4,927,951	$4,467,018	$5,236,868
9/20	$4,873,954	$4,416,439	$5,275,712
10/20	$4,828,483	$4,512,639	$5,331,097
11/20	$5,291,721	$4,842,433	$5,549,164
12/20	$5,540,942	$5,185,940	$5,866,420
1/21	$5,663,189	$4,947,574	$5,888,492
2/21	$5,919,056	$5,044,145	$5,896,268
3/21	$5,776,908	$4,870,617	$5,913,630
4/21	$6,098,163	$4,973,878	$6,318,337
5/21	$6,277,270	$5,177,066	$6,571,768
6/21	$6,518,922	$5,220,512	$6,709,549
7/21	$6,533,137	$5,020,987	$6,453,115
8/21	$6,919,781	$5,366,943	$6,897,746
9/21	$6,692,343	$5,305,358	$6,818,595
10/21	$6,953,896	$5,583,030	$7,175,468
11/21	$6,575,782	$5,370,704	$6,902,580
12/21	$6,390,989	$5,408,549	$6,951,219
1/22	$5,648,975	$5,449,250	$7,003,529
2/22	$4,670,994	$5,380,022	$6,914,556
3/22	$4,855,787	$5,434,792	$6,984,948
4/22	$4,398,069	$5,083,642	$6,533,640
5/22	$4,398,069	$4,986,728	$6,409,083
6/22	$4,051,227	$4,439,701	$5,706,029
7/22	$4,182,004	$4,507,061	$5,792,602
8/22	$4,304,251	$4,560,706	$5,861,548
9/22	$3,948,881	$4,054,159	$5,210,519
10/22	$4,017,112	$4,141,944	$5,323,343
11/22	$4,150,731	$4,509,179	$5,795,324
12/22	$4,005,740	$4,425,421	$5,687,675
1/23	$4,170,632	$4,642,049	$5,966,093
2/23	$4,025,641	$4,462,166	$5,734,901
3/23	$4,059,756	$4,531,067	$5,823,455
4/23	$4,062,599	$4,578,342	$5,884,214
5/23	$3,869,277	$4,464,676	$5,738,127
6/23	$3,977,310	$4,621,593	$5,939,802
7/23	$4,230,334	$4,917,076	$6,319,565
8/23	$4,224,648	$4,703,375	$6,044,911
9/23	$4,162,103	$4,605,347	$5,918,921
10/23	$3,863,592	$4,364,639	$5,609,558
11/23	$4,156,417	$4,695,941	$6,035,356
12/23	$4,273,218	$4,949,034	$6,360,638
1/24	$4,209,783	$5,018,623	$6,450,076
2/24	$4,397,205	$5,094,610	$6,547,736
3/24	$4,526,958	$5,225,052	$6,715,383
4/24	$4,388,554	$5,062,783	$6,506,832
5/24	$4,475,057	$5,161,167	$6,633,277
6/24	$4,486,590	$5,115,796	$6,574,965
7/24	$4,590,393	$5,239,478	$6,733,925
8/24	$4,774,932	$5,415,837	$6,960,586
9/24	$4,780,699	$5,541,876	$7,122,576
10/24	$4,754,748	$5,433,199	$6,982,901
11/24	$4,769,165	$5,292,544	$6,802,127
12/24	$4,805,202	$5,258,924	$6,758,917

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 2/27/15 (Inception)
Class R6	12.45%	(0.23)%	(0.40)%
MSCI Frontier Emerging Markets Net Index	6.26%	(0.26)%	0.51%
MSCI Frontier Markets/MSCI Frontier Emerging Markets Blend Index	6.26%	3.16%	3.11%

Performance Inception Date	Feb. 27, 2015
AssetsNet	$ 21,546,460
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,546,460
# of Portfolio Holdings	42
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	14.4%
Slovenia	3.0%
Argentina	3.9%
Bangladesh	4.1%
Egypt	4.8%
Pakistan	6.1%
Kazakhstan	8.4%
Philippines	8.6%
United States	8.9%
Indonesia	14.2%
Vietnam	23.6%

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.4%
Century Pacific Food, Inc.	4.2%
Medikaloka Hermina Tbk. PT	4.2%
Systems Ltd.	4.0%
MercadoLibre, Inc.	3.9%
Phu Nhuan Jewelry JSC	3.9%
NAC Kazatomprom JSC	3.6%
Map Aktif Adiperkasa PT	3.6%
Bank for Foreign Trade of Vietnam JSC	3.0%
Nova Ljubljanska Banka DD	3.0%
Total	41.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007737
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class A
Trading Symbol	MSIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI All Country World ex USA Net Index	Active International Allocation Blend Index
12/14	$9,474	$10,000	$10,000
1/15	$9,563	$9,985	$10,049
2/15	$10,133	$10,519	$10,650
3/15	$10,037	$10,349	$10,488
4/15	$10,378	$10,872	$10,916
5/15	$10,370	$10,702	$10,860
6/15	$10,044	$10,403	$10,552
7/15	$10,201	$10,375	$10,772
8/15	$9,459	$9,582	$9,979
9/15	$9,006	$9,137	$9,472
10/15	$9,630	$9,818	$10,213
11/15	$9,526	$9,615	$10,054
12/15	$9,290	$9,434	$9,919
1/16	$8,753	$8,792	$9,201
2/16	$8,425	$8,692	$9,033
3/16	$8,962	$9,398	$9,620
4/16	$9,096	$9,646	$9,899
5/16	$9,074	$9,483	$9,809
6/16	$8,813	$9,338	$9,480
7/16	$9,208	$9,800	$9,960
8/16	$9,193	$9,862	$9,967
9/16	$9,297	$9,983	$10,090
10/16	$9,074	$9,840	$9,883
11/16	$8,880	$9,612	$9,687
12/16	$9,192	$9,858	$10,018
1/17	$9,420	$10,207	$10,373
2/17	$9,534	$10,370	$10,538
3/17	$9,800	$10,633	$10,805
4/17	$10,074	$10,860	$11,037
5/17	$10,438	$11,213	$11,395
6/17	$10,461	$11,248	$11,430
7/17	$10,820	$11,662	$11,851
8/17	$10,889	$11,723	$11,913
9/17	$11,071	$11,941	$12,135
10/17	$11,261	$12,165	$12,363
11/17	$11,261	$12,264	$12,463
12/17	$11,425	$12,538	$12,742
1/18	$12,144	$13,237	$13,451
2/18	$11,487	$12,613	$12,817
3/18	$11,379	$12,390	$12,591
4/18	$11,364	$12,588	$12,792
5/18	$11,062	$12,297	$12,497
6/18	$10,854	$12,066	$12,262
7/18	$11,161	$12,355	$12,555
8/18	$10,975	$12,096	$12,292
9/18	$10,890	$12,151	$12,348
10/18	$9,961	$11,163	$11,344
11/18	$10,116	$11,269	$11,451
12/18	$9,668	$10,758	$10,933
1/19	$10,255	$11,571	$11,759
2/19	$10,450	$11,797	$11,989
3/19	$10,630	$11,868	$12,060
4/19	$10,818	$12,181	$12,379
5/19	$10,380	$11,527	$11,715
6/19	$11,076	$12,222	$12,420
7/19	$10,904	$12,074	$12,270
8/19	$10,552	$11,701	$11,891
9/19	$10,685	$12,002	$12,197
10/19	$11,013	$12,421	$12,622
11/19	$11,217	$12,530	$12,733
12/19	$11,794	$13,073	$13,285
1/20	$11,337	$12,722	$12,928
2/20	$10,594	$11,716	$11,906
3/20	$9,229	$10,020	$10,182
4/20	$9,923	$10,779	$10,954
5/20	$10,547	$11,132	$11,312
6/20	$11,273	$11,635	$11,824
7/20	$12,236	$12,153	$12,351
8/20	$12,679	$12,674	$12,879
9/20	$12,568	$12,362	$12,563
10/20	$12,481	$12,096	$12,293
11/20	$14,226	$13,724	$13,946
12/20	$15,345	$14,465	$14,700
1/21	$15,195	$14,497	$14,732
2/21	$15,550	$14,784	$15,024
3/21	$15,432	$14,971	$15,214
4/21	$16,198	$15,411	$15,661
5/21	$16,711	$15,893	$16,151
6/21	$16,490	$15,790	$16,047
7/21	$16,348	$15,530	$15,782
8/21	$16,696	$15,825	$16,082
9/21	$15,929	$15,319	$15,567
10/21	$16,530	$15,684	$15,939
11/21	$15,479	$14,978	$15,221
12/21	$15,656	$15,597	$15,850
1/22	$14,827	$15,022	$15,266
2/22	$14,510	$14,725	$14,964
3/22	$14,716	$14,748	$14,988
4/22	$13,510	$13,822	$14,047
5/22	$13,715	$13,922	$14,147
6/22	$12,253	$12,724	$12,930
7/22	$12,321	$13,160	$13,373
8/22	$11,894	$12,736	$12,943
9/22	$10,808	$11,464	$11,650
10/22	$11,244	$11,806	$11,998
11/22	$12,792	$13,200	$13,414
12/22	$12,248	$13,101	$13,314
1/23	$13,617	$14,164	$14,393
2/23	$12,846	$13,666	$13,888
3/23	$13,617	$14,001	$14,228
4/23	$13,661	$14,244	$14,475
5/23	$12,993	$13,726	$13,949
6/23	$13,591	$14,342	$14,574
7/23	$14,103	$14,925	$15,167
8/23	$13,158	$14,251	$14,482
9/23	$12,777	$13,801	$14,025
10/23	$12,257	$13,231	$13,446
11/23	$12,967	$14,422	$14,656
12/23	$13,736	$15,147	$15,393
1/24	$13,307	$14,996	$15,240
2/24	$13,647	$15,376	$15,626
3/24	$14,505	$15,857	$16,114
4/24	$14,398	$15,572	$15,825
5/24	$15,059	$16,024	$16,284
6/24	$14,916	$16,009	$16,269
7/24	$14,925	$16,379	$16,645
8/24	$15,399	$16,846	$17,119
9/24	$15,640	$17,300	$17,580
10/24	$15,113	$16,451	$16,718
11/24	$15,086	$16,302	$16,566
12/24	$14,683	$15,985	$16,244

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	6.89%	4.48%	4.48%
Class A, with 5.25% maximum front end sales charge	1.29%	3.35%	3.92%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%
Active International Allocation Blend Index	5.53%	4.10%	4.97%

AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155887
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class C
Trading Symbol	MSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	2.00%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class C	MSCI All Country World ex USA Net Index	Active International Allocation Blend Index
4/15	$10,000	$10,000	$10,000
5/15	$9,986	$9,844	$9,949
6/15	$9,670	$9,569	$9,667
7/15	$9,807	$9,543	$9,868
8/15	$9,089	$8,813	$9,142
9/15	$8,650	$8,405	$8,678
10/15	$9,247	$9,030	$9,356
11/15	$9,139	$8,844	$9,210
12/15	$8,904	$8,677	$9,086
1/16	$8,386	$8,087	$8,429
2/16	$8,063	$7,995	$8,275
3/16	$8,573	$8,645	$8,813
4/16	$8,703	$8,872	$9,068
5/16	$8,667	$8,722	$8,986
6/16	$8,422	$8,589	$8,684
7/16	$8,789	$9,014	$9,124
8/16	$8,775	$9,071	$9,131
9/16	$8,861	$9,183	$9,243
10/16	$8,645	$9,051	$9,054
11/16	$8,451	$8,841	$8,874
12/16	$8,732	$9,067	$9,177
1/17	$8,947	$9,389	$9,502
2/17	$9,055	$9,538	$9,654
3/17	$9,300	$9,780	$9,898
4/17	$9,552	$9,989	$10,110
5/17	$9,897	$10,314	$10,438
6/17	$9,904	$10,346	$10,471
7/17	$10,244	$10,727	$10,857
8/17	$10,302	$10,783	$10,914
9/17	$10,460	$10,983	$11,116
10/17	$10,633	$11,190	$11,325
11/17	$10,626	$11,281	$11,417
12/17	$10,777	$11,533	$11,673
1/18	$11,448	$12,175	$12,323
2/18	$10,828	$11,601	$11,742
3/18	$10,711	$11,397	$11,535
4/18	$10,696	$11,578	$11,719
5/18	$10,404	$11,311	$11,448
6/18	$10,200	$11,099	$11,233
7/18	$10,476	$11,364	$11,502
8/18	$10,300	$11,126	$11,261
9/18	$10,213	$11,177	$11,312
10/18	$9,335	$10,268	$10,392
11/18	$9,474	$10,365	$10,490
12/18	$9,048	$9,896	$10,016
1/19	$9,591	$10,643	$10,772
2/19	$9,767	$10,851	$10,983
3/19	$9,928	$10,916	$11,048
4/19	$10,104	$11,204	$11,340
5/19	$9,686	$10,603	$10,731
6/19	$10,331	$11,242	$11,378
7/19	$10,163	$11,105	$11,240
8/19	$9,825	$10,763	$10,893
9/19	$9,943	$11,039	$11,173
10/19	$10,243	$11,425	$11,563
11/19	$10,427	$11,525	$11,665
12/19	$10,951	$12,024	$12,170
1/20	$10,517	$11,701	$11,843
2/20	$9,825	$10,777	$10,907
3/20	$8,553	$9,216	$9,328
4/20	$9,193	$9,915	$10,035
5/20	$9,759	$10,239	$10,363
6/20	$10,429	$10,702	$10,831
7/20	$11,318	$11,179	$11,314
8/20	$11,716	$11,657	$11,799
9/20	$11,605	$11,371	$11,509
10/20	$11,517	$11,126	$11,261
11/20	$13,113	$12,623	$12,776
12/20	$14,141	$13,305	$13,466
1/21	$13,994	$13,334	$13,496
2/21	$14,310	$13,598	$13,763
3/21	$14,192	$13,770	$13,937
4/21	$14,884	$14,176	$14,347
5/21	$15,347	$14,619	$14,796
6/21	$15,134	$14,524	$14,700
7/21	$14,994	$14,285	$14,458
8/21	$15,303	$14,556	$14,733
9/21	$14,582	$14,090	$14,261
10/21	$15,127	$14,427	$14,601
11/21	$14,155	$13,777	$13,944
12/21	$14,314	$14,346	$14,520
1/22	$13,538	$13,818	$13,985
2/22	$13,245	$13,544	$13,708
3/22	$13,420	$13,566	$13,730
4/22	$12,319	$12,714	$12,868
5/22	$12,493	$12,805	$12,960
6/22	$11,155	$11,704	$11,845
7/22	$11,211	$12,104	$12,251
8/22	$10,815	$11,715	$11,857
9/22	$9,817	$10,544	$10,672
10/22	$10,205	$10,859	$10,991
11/22	$11,607	$12,141	$12,288
12/22	$11,104	$12,050	$12,196
1/23	$12,335	$13,028	$13,186
2/23	$11,631	$12,571	$12,723
3/23	$12,327	$12,878	$13,034
4/23	$12,359	$13,102	$13,260
5/23	$11,755	$12,625	$12,778
6/23	$12,296	$13,192	$13,351
7/23	$12,759	$13,728	$13,894
8/23	$11,904	$13,108	$13,267
9/23	$11,559	$12,694	$12,848
10/23	$11,088	$12,170	$12,318
11/23	$11,731	$13,266	$13,426
12/23	$12,427	$13,932	$14,101
1/24	$12,039	$13,794	$13,961
2/24	$12,346	$14,143	$14,314
3/24	$13,123	$14,585	$14,762
4/24	$13,026	$14,323	$14,497
5/24	$13,624	$14,739	$14,918
6/24	$13,495	$14,725	$14,903
7/24	$13,503	$15,066	$15,248
8/24	$13,931	$15,495	$15,683
9/24	$14,149	$15,912	$16,105
10/24	$13,672	$15,132	$15,315
11/24	$13,648	$14,995	$15,176
12/24	$13,284	$14,703	$14,881

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15 (Inception)
Class C, with conversion to Class A after 8 years	5.98%	3.64%	2.98%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	4.98%	3.64%	2.98%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.07%
Active International Allocation Blend Index	5.53%	4.10%	4.20%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000007736
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class I
Trading Symbol	MSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class I	MSCI All Country World ex USA Net Index	Active International Allocation Blend Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,009,585	$998,518	$1,004,888
2/15	$1,070,288	$1,051,901	$1,064,962
3/15	$1,059,904	$1,034,899	$1,048,784
4/15	$1,096,645	$1,087,181	$1,091,604
5/15	$1,095,847	$1,070,204	$1,086,017
6/15	$1,062,300	$1,040,349	$1,055,246
7/15	$1,079,170	$1,037,456	$1,077,156
8/15	$1,000,772	$958,158	$997,918
9/15	$953,573	$913,734	$947,248
10/15	$1,019,972	$981,755	$1,021,293
11/15	$1,008,772	$961,488	$1,005,405
12/15	$983,742	$943,379	$991,858
1/16	$927,298	$879,207	$920,133
2/16	$892,625	$869,158	$903,276
3/16	$949,875	$939,829	$962,050
4/16	$965,196	$964,565	$989,902
5/16	$961,970	$948,283	$980,909
6/16	$935,361	$933,775	$947,983
7/16	$976,485	$979,953	$996,027
8/16	$976,485	$986,151	$996,734
9/16	$986,967	$998,311	$1,008,979
10/16	$964,389	$983,958	$988,340
11/16	$944,231	$961,199	$968,656
12/16	$977,117	$985,785	$1,001,779
1/17	$1,001,896	$1,020,706	$1,037,267
2/17	$1,014,285	$1,036,982	$1,053,807
3/17	$1,042,368	$1,063,271	$1,080,523
4/17	$1,072,103	$1,086,034	$1,103,654
5/17	$1,111,749	$1,121,275	$1,139,468
6/17	$1,113,401	$1,124,757	$1,143,006
7/17	$1,152,439	$1,166,213	$1,185,134
8/17	$1,160,712	$1,172,315	$1,191,336
9/17	$1,179,740	$1,194,078	$1,213,452
10/17	$1,200,423	$1,216,542	$1,236,281
11/17	$1,200,423	$1,226,424	$1,246,323
12/17	$1,219,095	$1,253,836	$1,274,180
1/18	$1,295,815	$1,323,670	$1,345,146
2/18	$1,226,683	$1,261,255	$1,281,719
3/18	$1,214,880	$1,239,011	$1,259,114
4/18	$1,214,036	$1,258,792	$1,279,216
5/18	$1,181,999	$1,229,727	$1,249,679
6/18	$1,160,079	$1,206,613	$1,226,190
7/18	$1,192,802	$1,235,471	$1,255,517
8/18	$1,173,359	$1,209,613	$1,229,238
9/18	$1,164,060	$1,215,123	$1,234,839
10/18	$1,065,153	$1,116,288	$1,134,400
11/18	$1,082,060	$1,126,854	$1,145,137
12/18	$1,034,481	$1,075,850	$1,093,305
1/19	$1,097,904	$1,157,139	$1,175,913
2/19	$1,119,331	$1,179,748	$1,198,890
3/19	$1,138,187	$1,186,775	$1,206,030
4/19	$1,159,613	$1,218,127	$1,237,891
5/19	$1,112,474	$1,152,749	$1,171,452
6/19	$1,187,039	$1,222,162	$1,241,991
7/19	$1,169,898	$1,207,368	$1,226,958
8/19	$1,132,187	$1,170,080	$1,189,064
9/19	$1,145,900	$1,200,191	$1,219,664
10/19	$1,181,897	$1,242,068	$1,262,221
11/19	$1,204,181	$1,253,017	$1,273,347
12/19	$1,266,261	$1,307,279	$1,328,490
1/20	$1,216,791	$1,272,162	$1,292,802
2/20	$1,137,812	$1,171,604	$1,190,613
3/20	$992,005	$1,001,963	$1,018,220
4/20	$1,066,645	$1,077,893	$1,095,382
5/20	$1,133,473	$1,113,169	$1,131,230
6/20	$1,212,451	$1,163,474	$1,182,351
7/20	$1,316,599	$1,215,346	$1,235,065
8/20	$1,363,465	$1,267,371	$1,287,934
9/20	$1,352,182	$1,236,216	$1,256,274
10/20	$1,343,503	$1,209,639	$1,229,265
11/20	$1,530,969	$1,372,354	$1,394,620
12/20	$1,652,265	$1,446,530	$1,470,000
1/21	$1,636,637	$1,449,674	$1,473,195
2/21	$1,675,708	$1,478,372	$1,502,359
3/21	$1,663,553	$1,497,064	$1,521,354
4/21	$1,746,036	$1,541,133	$1,566,138
5/21	$1,801,603	$1,589,339	$1,615,126
6/21	$1,778,161	$1,579,042	$1,604,662
7/21	$1,763,400	$1,553,019	$1,578,217
8/21	$1,801,603	$1,582,539	$1,608,216
9/21	$1,719,120	$1,531,866	$1,556,720
10/21	$1,784,238	$1,568,432	$1,593,880
11/21	$1,671,367	$1,497,808	$1,522,110
12/21	$1,690,779	$1,559,708	$1,585,014
1/22	$1,601,989	$1,502,232	$1,526,606
2/22	$1,567,985	$1,472,497	$1,496,388
3/22	$1,590,655	$1,474,844	$1,498,773
4/22	$1,460,304	$1,382,234	$1,404,660
5/22	$1,482,974	$1,392,156	$1,414,743
6/22	$1,325,231	$1,272,392	$1,293,037
7/22	$1,332,787	$1,315,951	$1,337,302
8/22	$1,287,448	$1,273,626	$1,294,291
9/22	$1,169,377	$1,146,353	$1,164,952
10/22	$1,217,550	$1,180,607	$1,199,763
11/22	$1,385,683	$1,319,975	$1,341,392
12/22	$1,326,142	$1,310,105	$1,331,361
1/23	$1,475,092	$1,416,365	$1,439,346
2/23	$1,391,488	$1,366,648	$1,388,822
3/23	$1,476,053	$1,400,057	$1,422,773
4/23	$1,481,819	$1,424,380	$1,447,491
5/23	$1,408,785	$1,372,592	$1,394,863
6/23	$1,474,131	$1,434,180	$1,457,449
7/23	$1,529,868	$1,492,488	$1,516,704
8/23	$1,428,005	$1,425,079	$1,448,201
9/23	$1,386,683	$1,380,069	$1,402,461
10/23	$1,330,946	$1,323,129	$1,344,597
11/23	$1,408,785	$1,442,230	$1,465,630
12/23	$1,492,202	$1,514,691	$1,539,266
1/24	$1,446,441	$1,499,645	$1,523,977
2/24	$1,483,248	$1,537,612	$1,562,559
3/24	$1,576,760	$1,585,677	$1,611,405
4/24	$1,565,817	$1,557,203	$1,582,469
5/24	$1,638,437	$1,602,407	$1,628,406
6/24	$1,623,515	$1,600,883	$1,626,857
7/24	$1,624,510	$1,637,950	$1,664,526
8/24	$1,676,240	$1,684,598	$1,711,931
9/24	$1,702,105	$1,729,960	$1,758,029
10/24	$1,645,401	$1,645,080	$1,671,771
11/24	$1,643,411	$1,630,189	$1,656,639
12/24	$1,599,418	$1,598,514	$1,624,450

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	7.19%	4.78%	4.81%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%
Active International Allocation Blend Index	5.53%	4.10%	4.97%

AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class IR
Trading Symbol	MAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class IR	MSCI All Country World ex USA Net Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,000,000
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,447
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,720,852	$4,976,442
10/20	$5,684,133	$4,869,455
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,071
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,252
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,898
5/21	$7,629,619	$6,397,955
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,625,945	$6,370,581
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,781,190	$6,047,301
2/22	$6,637,250	$5,927,599
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,645,660	$5,297,417
8/22	$5,453,740	$5,127,039
9/22	$4,953,947	$4,614,693
10/22	$5,157,863	$4,752,587
11/22	$5,869,568	$5,313,617
12/22	$5,621,002	$5,273,885
1/23	$6,247,819	$5,701,640
2/23	$5,897,778	$5,501,503
3/23	$6,255,959	$5,635,991
4/23	$6,276,311	$5,733,905
5/23	$5,971,043	$5,525,431
6/23	$6,247,819	$5,773,353
7/23	$6,483,893	$6,008,077
8/23	$6,052,447	$5,736,718
9/23	$5,877,427	$5,555,529
10/23	$5,641,353	$5,326,314
11/23	$5,971,043	$5,805,761
12/23	$6,323,274	$6,097,453
1/24	$6,129,360	$6,036,887
2/24	$6,289,550	$6,189,724
3/24	$6,685,808	$6,383,214
4/24	$6,639,437	$6,268,589
5/24	$6,947,170	$6,450,558
6/24	$6,883,937	$6,444,424
7/24	$6,888,153	$6,593,641
8/24	$7,107,360	$6,781,423
9/24	$7,216,963	$6,964,031
10/24	$6,976,679	$6,622,342
11/24	$6,972,463	$6,562,398
12/24	$6,781,422	$6,434,889

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class IR	7.25%	4.83%	6.08%
MSCI All Country World ex USA Net Index	5.53%	4.10%	5.00%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113799
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class L
Trading Symbol	MSLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class L	MSCI All Country World ex USA Net Index	Active International Allocation Blend Index
12/14	$10,000	$10,000	$10,000
1/15	$10,094	$9,985	$10,049
2/15	$10,691	$10,519	$10,650
3/15	$10,581	$10,349	$10,488
4/15	$10,942	$10,872	$10,916
5/15	$10,926	$10,702	$10,860
6/15	$10,581	$10,403	$10,552
7/15	$10,739	$10,375	$10,772
8/15	$9,953	$9,582	$9,979
9/15	$9,481	$9,137	$9,472
10/15	$10,126	$9,818	$10,213
11/15	$10,016	$9,615	$10,054
12/15	$9,756	$9,434	$9,919
1/16	$9,190	$8,792	$9,201
2/16	$8,844	$8,692	$9,033
3/16	$9,402	$9,398	$9,620
4/16	$9,544	$9,646	$9,899
5/16	$9,512	$9,483	$9,809
6/16	$9,237	$9,338	$9,480
7/16	$9,638	$9,800	$9,960
8/16	$9,630	$9,862	$9,967
9/16	$9,732	$9,983	$10,090
10/16	$9,497	$9,840	$9,883
11/16	$9,284	$9,612	$9,687
12/16	$9,593	$9,858	$10,018
1/17	$9,832	$10,207	$10,373
2/17	$9,951	$10,370	$10,538
3/17	$10,222	$10,633	$10,805
4/17	$10,501	$10,860	$11,037
5/17	$10,883	$11,213	$11,395
6/17	$10,891	$11,248	$11,430
7/17	$11,268	$11,662	$11,851
8/17	$11,332	$11,723	$11,913
9/17	$11,515	$11,941	$12,135
10/17	$11,707	$12,165	$12,363
11/17	$11,699	$12,264	$12,463
12/17	$11,875	$12,538	$12,742
1/18	$12,609	$13,237	$13,451
2/18	$11,924	$12,613	$12,817
3/18	$11,811	$12,390	$12,591
4/18	$11,786	$12,588	$12,792
5/18	$11,472	$12,297	$12,497
6/18	$11,246	$12,066	$12,262
7/18	$11,559	$12,355	$12,555
8/18	$11,365	$12,096	$12,292
9/18	$11,268	$12,151	$12,348
10/18	$10,306	$11,163	$11,344
11/18	$10,460	$11,269	$11,451
12/18	$9,990	$10,758	$10,933
1/19	$10,598	$11,571	$11,759
2/19	$10,801	$11,797	$11,989
3/19	$10,971	$11,868	$12,060
4/19	$11,166	$12,181	$12,379
5/19	$10,712	$11,527	$11,715
6/19	$11,426	$12,222	$12,420
7/19	$11,247	$12,074	$12,270
8/19	$10,874	$11,701	$11,891
9/19	$11,004	$12,002	$12,197
10/19	$11,336	$12,421	$12,622
11/19	$11,539	$12,530	$12,733
12/19	$12,132	$13,073	$13,285
1/20	$11,651	$12,722	$12,928
2/20	$10,886	$11,716	$11,906
3/20	$9,477	$10,020	$10,182
4/20	$10,186	$10,779	$10,954
5/20	$10,821	$11,132	$11,312
6/20	$11,562	$11,635	$11,824
7/20	$12,547	$12,153	$12,351
8/20	$12,995	$12,674	$12,879
9/20	$12,873	$12,362	$12,563
10/20	$12,775	$12,096	$12,293
11/20	$14,558	$13,724	$13,946
12/20	$15,696	$14,465	$14,700
1/21	$15,533	$14,497	$14,732
2/21	$15,891	$14,784	$15,024
3/21	$15,769	$14,971	$15,214
4/21	$16,535	$15,411	$15,661
5/21	$17,056	$15,893	$16,151
6/21	$16,820	$15,790	$16,047
7/21	$16,673	$15,530	$15,782
8/21	$17,015	$15,825	$16,082
9/21	$16,225	$15,319	$15,567
10/21	$16,828	$15,684	$15,939
11/21	$15,753	$14,978	$15,221
12/21	$15,928	$15,597	$15,850
1/22	$15,077	$15,022	$15,266
2/22	$14,744	$14,725	$14,964
3/22	$14,954	$14,748	$14,988
4/22	$13,717	$13,822	$14,047
5/22	$13,919	$13,922	$14,147
6/22	$12,437	$12,724	$12,930
7/22	$12,490	$13,160	$13,373
8/22	$12,060	$12,736	$12,943
9/22	$10,946	$11,464	$11,650
10/22	$11,384	$11,806	$11,998
11/22	$12,946	$13,200	$13,414
12/22	$12,389	$13,101	$13,314
1/23	$13,770	$14,164	$14,393
2/23	$12,982	$13,666	$13,888
3/23	$13,761	$14,001	$14,228
4/23	$13,797	$14,244	$14,475
5/23	$13,115	$13,726	$13,949
6/23	$13,717	$14,342	$14,574
7/23	$14,222	$14,925	$15,167
8/23	$13,265	$14,251	$14,482
9/23	$12,867	$13,801	$14,025
10/23	$12,344	$13,231	$13,446
11/23	$13,053	$14,422	$14,656
12/23	$13,815	$15,147	$15,393
1/24	$13,379	$14,996	$15,240
2/24	$13,715	$15,376	$15,626
3/24	$14,569	$15,857	$16,114
4/24	$14,460	$15,572	$15,825
5/24	$15,114	$16,024	$16,284
6/24	$14,968	$16,009	$16,269
7/24	$14,968	$16,379	$16,645
8/24	$15,432	$16,846	$17,119
9/24	$15,668	$17,300	$17,580
10/24	$15,132	$16,451	$16,718
11/24	$15,105	$16,302	$16,566
12/24	$14,681	$15,985	$16,244

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	6.27%	3.89%	3.91%
MSCI All Country World ex USA Net Index	5.53%	4.10%	4.80%
Active International Allocation Blend Index	5.53%	4.10%	4.97%

AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000215548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio
Class Name	Class R6
Trading Symbol	MAIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World ex USA Index:

↑ Stock selection in consumer discretionary and communication services

↑ Overweight to and stock selection in semiconductors, led by the allocation to a Taiwan semiconductor foundry

↑ Overweight to aerospace and defense, zero allocation to Mexico and autos, and underweight utilities

↑ Top stock contributors included a Chinese internet company, a U.K.-based personal care products company and an Israel-based security software developer

↓ Underweight to and stock selection in financials and stock selection in technology

↓ Overweight to materials, and overweight to and stock selection within energy

↓ Overweight to and stock selection in France, and underweight to and stock selection in Japan

↓ Top stock detractors included an Ireland-based discount airline, a Canada-based rail transportation company and a France-based IT services provider

Line Graph [Table Text Block]
	Class R6	MSCI All Country World ex USA Net Index
10/19	$5,000,000	$5,000,000
11/19	$5,094,271	$5,000,000
12/19	$5,357,332	$5,262,511
1/20	$5,148,032	$5,121,142
2/20	$4,817,560	$4,716,341
3/20	$4,197,005	$4,033,447
4/20	$4,512,790	$4,339,105
5/20	$4,795,528	$4,481,112
6/20	$5,129,673	$4,683,614
7/20	$5,570,303	$4,892,429
8/20	$5,772,259	$5,101,858
9/20	$5,724,524	$4,976,442
10/20	$5,684,133	$4,869,455
11/20	$6,480,940	$5,524,470
12/20	$6,994,123	$5,823,071
1/21	$6,928,002	$5,835,727
2/21	$7,093,305	$5,951,252
3/21	$7,041,877	$6,026,498
4/21	$7,390,849	$6,203,898
5/21	$7,629,619	$6,397,955
6/21	$7,530,437	$6,356,502
7/21	$7,467,990	$6,251,746
8/21	$7,629,619	$6,370,581
9/21	$7,276,974	$6,166,592
10/21	$7,556,151	$6,313,791
11/21	$7,078,611	$6,029,493
12/21	$7,161,032	$6,278,671
1/22	$6,785,188	$6,047,301
2/22	$6,641,248	$5,927,599
3/22	$6,737,208	$5,937,047
4/22	$6,185,437	$5,564,243
5/22	$6,281,397	$5,604,183
6/22	$5,613,674	$5,122,070
7/22	$5,649,659	$5,297,417
8/22	$5,457,738	$5,127,039
9/22	$4,957,945	$4,614,693
10/22	$5,161,861	$4,752,587
11/22	$5,873,566	$5,313,617
12/22	$5,625,000	$5,273,885
1/23	$6,255,879	$5,701,640
2/23	$5,901,773	$5,501,503
3/23	$6,259,949	$5,635,991
4/23	$6,280,300	$5,733,905
5/23	$5,975,036	$5,525,431
6/23	$6,251,809	$5,773,353
7/23	$6,487,880	$6,008,077
8/23	$6,056,440	$5,736,718
9/23	$5,881,422	$5,555,529
10/23	$5,645,351	$5,326,314
11/23	$5,975,036	$5,805,761
12/23	$6,331,474	$6,097,453
1/24	$6,133,352	$6,036,887
2/24	$6,293,535	$6,189,724
3/24	$6,689,779	$6,383,214
4/24	$6,643,410	$6,268,589
5/24	$6,951,132	$6,450,558
6/24	$6,887,901	$6,444,424
7/24	$6,892,117	$6,593,641
8/24	$7,111,316	$6,781,423
9/24	$7,225,130	$6,964,031
10/24	$6,984,855	$6,622,342
11/24	$6,976,424	$6,562,398
12/24	$6,789,613	$6,434,889

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 10/31/19 (Inception)
Class R6	7.24%	4.85%	6.10%
MSCI All Country World ex USA Net Index	5.53%	4.10%	5.00%

Performance Inception Date	Oct. 31, 2019
AssetsNet	$ 137,481,862
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 717,211
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$137,481,862
# of Portfolio Holdings	68
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$717,211

Holdings [Text Block]

Country Weightings (% of total investments)

Value	Value
Other	23.9%
China	4.4%
Korea, Republic of	5.2%
Taiwan	5.6%
India	6.7%
United States	7.7%
Japan	7.9%
Germany	8.3%
Canada	8.8%
France	9.7%
United Kingdom	11.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	4.4%
Unilever PLC	3.7%
Sony Group Corp.	3.6%
Despegar.com Corp.	3.1%
Samsung Electronics Co. Ltd.	2.9%
SAP SE	2.7%
HDFC Bank Ltd.	2.4%
Sea Ltd.	2.4%
Rheinmetall AG	2.4%
Total	33.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218315
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class A
Trading Symbol	MSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in industrials, dampened by a leading North American Class 1 freight railway

↓ Stock selection and average underweight in information technology, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

↑ Stock selection and average underweight in energy, where a holding in a Texas landowner was the largest contributor

↑ Average overweight consumer discretionary

↑ Stock selection in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
3/20	$9,479	$10,000
4/20	$10,863	$11,282
5/20	$11,659	$11,819
6/20	$11,905	$12,054
7/20	$12,607	$12,734
8/20	$13,365	$13,649
9/20	$13,052	$13,131
10/20	$12,806	$12,782
11/20	$14,057	$14,181
12/20	$14,697	$14,726
1/21	$14,114	$14,577
2/21	$14,476	$14,979
3/21	$14,727	$15,635
4/21	$15,602	$16,470
5/21	$15,290	$16,585
6/21	$15,924	$16,972
7/21	$16,628	$17,375
8/21	$16,950	$17,903
9/21	$16,095	$17,071
10/21	$17,242	$18,267
11/21	$16,709	$18,140
12/21	$17,108	$18,953
1/22	$15,267	$17,972
2/22	$15,040	$17,434
3/22	$15,303	$18,081
4/22	$13,689	$16,505
5/22	$13,522	$16,535
6/22	$12,924	$15,170
7/22	$14,323	$16,569
8/22	$13,498	$15,893
9/22	$12,458	$14,429
10/22	$13,474	$15,598
11/22	$14,514	$16,469
12/22	$13,545	$15,520
1/23	$15,087	$16,496
2/23	$14,708	$16,093
3/23	$15,564	$16,684
4/23	$15,381	$16,944
5/23	$15,845	$17,018
6/23	$16,531	$18,143
7/23	$16,983	$18,725
8/23	$16,408	$18,427
9/23	$15,234	$17,549
10/23	$14,377	$17,180
11/23	$15,845	$18,749
12/23	$17,082	$19,600
1/24	$16,960	$19,930
2/24	$18,764	$20,994
3/24	$19,333	$21,669
4/24	$17,706	$20,784
5/24	$18,045	$21,815
6/24	$17,896	$22,598
7/24	$18,723	$22,873
8/24	$18,845	$23,428
9/24	$18,953	$23,928
10/24	$18,574	$23,711
11/24	$20,011	$25,103
12/24	$19,370	$24,504

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/31/20 (Inception)
Class A	13.39%	16.22%
Class A, with 5.25% maximum front end sales charge	7.42%	14.92%
S&P 500® Index	25.02%	20.75%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 4,625,370
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,625,370
# of Portfolio Holdings	62
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.3%
Energy	1.1%
Materials	2.8%
Domestic Alternative	3.4%
Consumer Staples	5.1%
Short-Term Investments	5.2%
Financials	5.5%
Real Estate	6.3%
Industrials	10.9%
Health Care	11.5%
Information Technology	23.1%
Consumer Discretionary	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.1%
Floor & Decor Holdings, Inc.	6.3%
Amazon.com, Inc.	5.4%
LVMH Moet Hennessy Louis Vuitton SE	5.4%
ASML Holding NV	5.1%
Royalty Pharma PLC	5.0%
Union Pacific Corp.	5.0%
American Tower Corp.	4.9%
Danaher Corp.	4.9%
Intercontinental Exchange, Inc.	4.9%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class C
Trading Symbol	MSHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.95%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in industrials, dampened by a leading North American Class 1 freight railway

↓ Stock selection and average underweight in information technology, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

↑ Stock selection and average underweight in energy, where a holding in a Texas landowner was the largest contributor

↑ Average overweight consumer discretionary

↑ Stock selection in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class C	S&P 500® Index
3/20	$10,000	$10,000
4/20	$11,460	$11,282
5/20	$12,280	$11,819
6/20	$12,540	$12,054
7/20	$13,260	$12,734
8/20	$14,060	$13,649
9/20	$13,720	$13,131
10/20	$13,450	$12,782
11/20	$14,750	$14,181
12/20	$15,415	$14,726
1/21	$14,789	$14,577
2/21	$15,149	$14,979
3/21	$15,394	$15,635
4/21	$16,307	$16,470
5/21	$15,978	$16,585
6/21	$16,625	$16,972
7/21	$17,347	$17,375
8/21	$17,676	$17,903
9/21	$16,774	$17,071
10/21	$17,952	$18,267
11/21	$17,389	$18,140
12/21	$17,807	$18,953
1/22	$15,871	$17,972
2/22	$15,632	$17,434
3/22	$15,883	$18,081
4/22	$14,211	$16,505
5/22	$14,022	$16,535
6/22	$13,393	$15,170
7/22	$14,839	$16,569
8/22	$13,959	$15,893
9/22	$12,890	$14,429
10/22	$13,921	$15,598
11/22	$15,003	$16,469
12/22	$13,984	$15,520
1/23	$15,567	$16,496
2/23	$15,168	$16,093
3/23	$16,044	$16,684
4/23	$15,838	$16,944
5/23	$16,301	$17,018
6/23	$17,010	$18,143
7/23	$17,460	$18,725
8/23	$16,855	$18,427
9/23	$15,632	$17,549
10/23	$14,743	$17,180
11/23	$16,250	$18,749
12/23	$17,500	$19,600
1/24	$17,357	$19,930
2/24	$19,203	$20,994
3/24	$19,761	$21,669
4/24	$18,087	$20,784
5/24	$18,430	$21,815
6/24	$18,273	$22,598
7/24	$19,088	$22,873
8/24	$19,203	$23,428
9/24	$19,317	$23,928
10/24	$18,917	$23,711
11/24	$20,362	$25,103
12/24	$19,701	$24,504

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/31/20 (Inception)
Class C	12.58%	15.33%
Class C, with 1% maximum contingent deferred sales charge	11.58%	15.33%
S&P 500® Index	25.02%	20.75%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 4,625,370
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,625,370
# of Portfolio Holdings	62
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.3%
Energy	1.1%
Materials	2.8%
Domestic Alternative	3.4%
Consumer Staples	5.1%
Short-Term Investments	5.2%
Financials	5.5%
Real Estate	6.3%
Industrials	10.9%
Health Care	11.5%
Information Technology	23.1%
Consumer Discretionary	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.1%
Floor & Decor Holdings, Inc.	6.3%
Amazon.com, Inc.	5.4%
LVMH Moet Hennessy Louis Vuitton SE	5.4%
ASML Holding NV	5.1%
Royalty Pharma PLC	5.0%
Union Pacific Corp.	5.0%
American Tower Corp.	4.9%
Danaher Corp.	4.9%
Intercontinental Exchange, Inc.	4.9%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218317
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class I
Trading Symbol	MSHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in industrials, dampened by a leading North American Class 1 freight railway

↓ Stock selection and average underweight in information technology, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

↑ Stock selection and average underweight in energy, where a holding in a Texas landowner was the largest contributor

↑ Average overweight consumer discretionary

↑ Stock selection in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class I	S&P 500® Index
3/20	$1,000,000	$1,000,000
4/20	$1,147,000	$1,000,000
5/20	$1,231,000	$1,181,928
6/20	$1,257,000	$1,205,433
7/20	$1,331,000	$1,273,401
8/20	$1,412,000	$1,364,934
9/20	$1,380,000	$1,313,071
10/20	$1,354,000	$1,278,151
11/20	$1,486,000	$1,418,063
12/20	$1,554,582	$1,472,585
1/21	$1,494,097	$1,457,718
2/21	$1,532,298	$1,497,914
3/21	$1,558,827	$1,563,517
4/21	$1,652,208	$1,646,960
5/21	$1,620,374	$1,658,463
6/21	$1,687,226	$1,697,179
7/21	$1,762,568	$1,737,495
8/21	$1,796,524	$1,790,325
9/21	$1,707,388	$1,707,058
10/21	$1,828,359	$1,826,657
11/21	$1,773,179	$1,814,000
12/21	$1,816,566	$1,895,297
1/22	$1,620,044	$1,797,221
2/22	$1,597,369	$1,743,409
3/22	$1,626,343	$1,808,141
4/22	$1,455,017	$1,650,468
5/22	$1,437,380	$1,653,496
6/22	$1,374,392	$1,517,010
7/22	$1,523,043	$1,656,885
8/22	$1,434,861	$1,589,314
9/22	$1,325,262	$1,442,941
10/22	$1,433,601	$1,559,763
11/22	$1,545,719	$1,646,929
12/22	$1,443,269	$1,552,042
1/23	$1,607,512	$1,649,563
2/23	$1,567,421	$1,609,315
3/23	$1,659,242	$1,668,400
4/23	$1,639,843	$1,694,441
5/23	$1,690,280	$1,701,806
6/23	$1,763,995	$1,814,254
7/23	$1,813,139	$1,872,537
8/23	$1,751,063	$1,842,723
9/23	$1,626,910	$1,754,866
10/23	$1,536,383	$1,717,967
11/23	$1,694,159	$1,874,861
12/23	$1,824,928	$1,960,037
1/24	$1,813,477	$1,992,975
2/24	$2,006,705	$2,099,391
3/24	$2,068,251	$2,166,938
4/24	$1,893,631	$2,078,430
5/24	$1,932,276	$2,181,488
6/24	$1,916,532	$2,259,765
7/24	$2,005,273	$2,287,271
8/24	$2,018,155	$2,342,753
9/24	$2,031,037	$2,392,787
10/24	$1,990,960	$2,371,088
11/24	$2,145,542	$2,510,274
12/24	$2,076,408	$2,450,433

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/31/20 (Inception)
Class I	13.78%	16.62%
S&P 500® Index	25.02%	20.75%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 4,625,370
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,625,370
# of Portfolio Holdings	62
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.3%
Energy	1.1%
Materials	2.8%
Domestic Alternative	3.4%
Consumer Staples	5.1%
Short-Term Investments	5.2%
Financials	5.5%
Real Estate	6.3%
Industrials	10.9%
Health Care	11.5%
Information Technology	23.1%
Consumer Discretionary	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.1%
Floor & Decor Holdings, Inc.	6.3%
Amazon.com, Inc.	5.4%
LVMH Moet Hennessy Louis Vuitton SE	5.4%
ASML Holding NV	5.1%
Royalty Pharma PLC	5.0%
Union Pacific Corp.	5.0%
American Tower Corp.	4.9%
Danaher Corp.	4.9%
Intercontinental Exchange, Inc.	4.9%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000218314
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio
Class Name	Class R6
Trading Symbol	MSHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Permanence Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↓ Stock selection in consumer discretionary, where the largest detractor was a holding in a contemporary carpets and floor coverings company

↓ Stock selection and average overweight in industrials, dampened by a leading North American Class 1 freight railway

↓ Stock selection and average underweight in information technology, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

↑ Stock selection and average underweight in energy, where a holding in a Texas landowner was the largest contributor

↑ Average overweight consumer discretionary

↑ Stock selection in materials, driven by a precious metals streaming and royalty company

Line Graph [Table Text Block]
	Class R6	S&P 500® Index
3/20	$5,000,000	$5,000,000
4/20	$5,735,000	$5,000,000
5/20	$6,155,000	$5,909,638
6/20	$6,290,000	$6,027,164
7/20	$6,655,000	$6,367,006
8/20	$7,060,000	$6,824,670
9/20	$6,900,000	$6,565,355
10/20	$6,775,000	$6,390,757
11/20	$7,435,000	$7,090,315
12/20	$7,772,594	$7,362,925
1/21	$7,475,485	$7,288,590
2/21	$7,661,178	$7,489,572
3/21	$7,799,122	$7,817,583
4/21	$8,266,008	$8,234,798
5/21	$8,106,842	$8,292,313
6/21	$8,441,091	$8,485,896
7/21	$8,817,783	$8,687,477
8/21	$8,987,560	$8,951,626
9/21	$8,541,896	$8,535,288
10/21	$9,152,031	$9,133,285
11/21	$8,870,838	$9,070,001
12/21	$9,090,206	$9,476,483
1/22	$8,107,481	$8,986,103
2/22	$8,000,389	$8,717,047
3/22	$8,138,978	$9,040,706
4/22	$7,282,244	$8,252,341
5/22	$7,194,051	$8,267,480
6/22	$6,879,075	$7,585,051
7/22	$7,628,717	$8,284,427
8/22	$7,187,751	$7,946,572
9/22	$6,639,693	$7,214,704
10/22	$7,175,152	$7,798,817
11/22	$7,742,109	$8,234,646
12/22	$7,227,095	$7,760,211
1/23	$8,048,797	$8,247,815
2/23	$7,848,224	$8,046,577
3/23	$8,307,600	$8,342,000
4/23	$8,210,549	$8,472,206
5/23	$8,462,883	$8,509,032
6/23	$8,838,148	$9,071,269
7/23	$9,077,542	$9,362,684
8/23	$8,773,447	$9,213,616
9/23	$8,145,848	$8,774,330
10/23	$7,692,941	$8,589,837
11/23	$8,482,293	$9,374,307
12/23	$9,142,915	$9,800,187
1/24	$9,078,478	$9,964,873
2/24	$10,052,195	$10,496,953
3/24	$10,360,061	$10,834,688
4/24	$9,493,739	$10,392,150
5/24	$9,679,891	$10,907,441
6/24	$9,601,135	$11,298,823
7/24	$10,045,035	$11,436,357
8/24	$10,109,472	$11,713,765
9/24	$10,181,069	$11,963,937
10/24	$9,980,598	$11,855,441
11/24	$10,753,843	$12,551,369
12/24	$10,413,936	$12,252,167

Average Annual Return [Table Text Block]
AATR	1 Year	Since 3/31/20 (Inception)
Class R6	13.90%	16.69%
S&P 500® Index	25.02%	20.75%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 4,625,370
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,625,370
# of Portfolio Holdings	62
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.3%
Energy	1.1%
Materials	2.8%
Domestic Alternative	3.4%
Consumer Staples	5.1%
Short-Term Investments	5.2%
Financials	5.5%
Real Estate	6.3%
Industrials	10.9%
Health Care	11.5%
Information Technology	23.1%
Consumer Discretionary	24.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	11.1%
Floor & Decor Holdings, Inc.	6.3%
Amazon.com, Inc.	5.4%
LVMH Moet Hennessy Louis Vuitton SE	5.4%
ASML Holding NV	5.1%
Royalty Pharma PLC	5.0%
Union Pacific Corp.	5.0%
American Tower Corp.	4.9%
Danaher Corp.	4.9%
Intercontinental Exchange, Inc.	4.9%
Total	58.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169221
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class A
Trading Symbol	MUOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑Underweight to the health care sector

↑Underweight to the lowest quality stocks

↓Not owning the full suite of uber-growth, mega-cap technology stocks

Line Graph [Table Text Block]
	Class A with maximum sales charge	S&P 500® Index
5/16	$9,479	$10,000
5/16	$9,479	$9,991
6/16	$9,431	$10,017
7/16	$9,886	$10,386
8/16	$9,810	$10,400
9/16	$9,886	$10,402
10/16	$9,564	$10,213
11/16	$9,877	$10,591
12/16	$9,981	$10,800
1/17	$10,105	$11,005
2/17	$10,602	$11,442
3/17	$10,506	$11,455
4/17	$10,564	$11,573
5/17	$10,726	$11,736
6/17	$10,698	$11,809
7/17	$10,956	$12,052
8/17	$11,023	$12,089
9/17	$11,223	$12,338
10/17	$11,443	$12,626
11/17	$11,778	$13,013
12/17	$11,857	$13,158
1/18	$12,470	$13,911
2/18	$12,067	$13,399
3/18	$11,588	$13,058
4/18	$11,588	$13,108
5/18	$11,857	$13,424
6/18	$11,809	$13,507
7/18	$12,087	$14,009
8/18	$12,431	$14,466
9/18	$12,604	$14,548
10/18	$11,608	$13,554
11/18	$11,703	$13,830
12/18	$10,510	$12,581
1/19	$11,333	$13,589
2/19	$11,807	$14,026
3/19	$11,923	$14,298
4/19	$12,698	$14,877
5/19	$11,952	$13,932
6/19	$12,688	$14,914
7/19	$12,998	$15,128
8/19	$12,814	$14,888
9/19	$13,104	$15,167
10/19	$13,395	$15,495
11/19	$13,956	$16,058
12/19	$14,261	$16,542
1/20	$14,515	$16,536
2/20	$13,214	$15,175
3/20	$11,082	$13,300
4/20	$12,637	$15,006
5/20	$13,605	$15,720
6/20	$13,967	$16,033
7/20	$14,779	$16,937
8/20	$16,109	$18,154
9/20	$15,513	$17,464
10/20	$15,131	$17,000
11/20	$16,921	$18,861
12/20	$17,651	$19,586
1/21	$17,465	$19,388
2/21	$18,534	$19,923
3/21	$18,877	$20,796
4/21	$20,271	$21,905
5/21	$20,330	$22,058
6/21	$20,614	$22,573
7/21	$21,497	$23,110
8/21	$22,262	$23,812
9/21	$21,458	$22,705
10/21	$23,263	$24,295
11/21	$23,028	$24,127
12/21	$23,930	$25,208
1/22	$22,194	$23,904
2/22	$21,811	$23,188
3/22	$22,439	$24,049
4/22	$20,487	$21,952
5/22	$20,310	$21,992
6/22	$18,750	$20,177
7/22	$20,801	$22,037
8/22	$19,898	$21,139
9/22	$18,200	$19,192
10/22	$19,054	$20,746
11/22	$20,124	$21,905
12/22	$19,044	$20,643
1/23	$20,428	$21,940
2/23	$19,820	$21,405
3/23	$19,221	$22,191
4/23	$19,476	$22,537
5/23	$19,221	$22,635
6/23	$20,674	$24,130
7/23	$21,096	$24,906
8/23	$20,909	$24,509
9/23	$19,849	$23,341
10/23	$19,388	$22,850
11/23	$21,331	$24,937
12/23	$22,417	$26,069
1/24	$23,281	$26,507
2/24	$24,863	$27,923
3/24	$25,767	$28,821
4/24	$24,735	$27,644
5/24	$26,395	$29,015
6/24	$27,446	$30,056
7/24	$27,162	$30,422
8/24	$27,879	$31,160
9/24	$28,085	$31,825
10/24	$28,163	$31,537
11/24	$29,912	$33,388
12/24	$28,743	$32,592

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class A	28.22%	15.05%	13.77%
Class A, with 5.25% maximum front end sales charge	21.51%	13.81%	13.07%
S&P 500® Index	25.02%	14.53%	14.73%

Performance Inception Date	May 27, 2016
AssetsNet	$ 384,870,184
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,727,795
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$384,870,184
# of Portfolio Holdings	32
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,727,795

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Short-Term Investments	1.3%
Materials	1.7%
Health Care	2.2%
Energy	2.4%
Real Estate	3.7%
Consumer Staples	4.6%
Industrials	6.4%
Communication Services	10.1%
Consumer Discretionary	13.6%
Financials	24.8%
Information Technology	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.6%
Apple, Inc.	7.4%
Microsoft Corp.	7.0%
Alphabet, Inc.	6.7%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.0%
Ameriprise Financial, Inc.	4.6%
Costco Wholesale Corp.	4.6%
Progressive Corp.	4.3%
Brown & Brown, Inc.	4.1%
Total	59.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169222
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class C
Trading Symbol	MUOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.83%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑Underweight to the health care sector

↑Underweight to the lowest quality stocks

↓Not owning the full suite of uber-growth, mega-cap technology stocks

Line Graph [Table Text Block]
	Class C	S&P 500® Index
5/16	$10,000	$10,000
5/16	$10,000	$9,991
6/16	$9,950	$10,017
7/16	$10,420	$10,386
8/16	$10,330	$10,400
9/16	$10,400	$10,402
10/16	$10,060	$10,213
11/16	$10,380	$10,591
12/16	$10,479	$10,800
1/17	$10,610	$11,005
2/17	$11,123	$11,442
3/17	$11,022	$11,455
4/17	$11,063	$11,573
5/17	$11,234	$11,736
6/17	$11,204	$11,809
7/17	$11,465	$12,052
8/17	$11,526	$12,089
9/17	$11,727	$12,338
10/17	$11,948	$12,626
11/17	$12,291	$13,013
12/17	$12,361	$13,158
1/18	$12,995	$13,911
2/18	$12,562	$13,399
3/18	$12,059	$13,058
4/18	$12,059	$13,108
5/18	$12,321	$13,424
6/18	$12,261	$13,507
7/18	$12,552	$14,009
8/18	$12,895	$14,466
9/18	$13,066	$14,548
10/18	$12,019	$13,554
11/18	$12,120	$13,830
12/18	$10,885	$12,581
1/19	$11,719	$13,589
2/19	$12,207	$14,026
3/19	$12,318	$14,298
4/19	$13,111	$14,877
5/19	$12,329	$13,932
6/19	$13,081	$14,914
7/19	$13,386	$15,128
8/19	$13,192	$14,888
9/19	$13,477	$15,167
10/19	$13,772	$15,495
11/19	$14,341	$16,058
12/19	$14,640	$16,542
1/20	$14,896	$16,536
2/20	$13,555	$15,175
3/20	$11,354	$13,300
4/20	$12,951	$15,006
5/20	$13,924	$15,720
6/20	$14,282	$16,033
7/20	$15,101	$16,937
8/20	$16,463	$18,154
9/20	$15,838	$17,464
10/20	$15,439	$17,000
11/20	$17,251	$18,861
12/20	$17,984	$19,586
1/21	$17,779	$19,388
2/21	$18,857	$19,923
3/21	$19,196	$20,796
4/21	$20,603	$21,905
5/21	$20,654	$22,058
6/21	$20,921	$22,573
7/21	$21,805	$23,110
8/21	$22,565	$23,812
9/21	$21,733	$22,705
10/21	$23,551	$24,295
11/21	$23,294	$24,127
12/21	$24,198	$25,208
1/22	$22,431	$23,904
2/22	$22,031	$23,188
3/22	$22,647	$24,049
4/22	$20,675	$21,952
5/22	$20,480	$21,992
6/22	$18,898	$20,177
7/22	$20,942	$22,037
8/22	$20,018	$21,139
9/22	$18,302	$19,192
10/22	$19,155	$20,746
11/22	$20,213	$21,905
12/22	$19,124	$20,643
1/23	$20,501	$21,940
2/23	$19,874	$21,405
3/23	$19,268	$22,191
4/23	$19,515	$22,537
5/23	$19,237	$22,635
6/23	$20,686	$24,130
7/23	$21,087	$24,906
8/23	$20,892	$24,509
9/23	$19,813	$23,341
10/23	$19,350	$22,850
11/23	$21,272	$24,937
12/23	$22,330	$26,069
1/24	$23,183	$26,507
2/24	$24,745	$27,923
3/24	$25,619	$28,821
4/24	$24,581	$27,644
5/24	$26,226	$29,015
6/24	$27,271	$30,056
7/24	$26,988	$30,422
8/24	$27,700	$31,160
9/24	$27,905	$31,825
10/24	$27,983	$31,537
11/24	$29,721	$33,388
12/24	$28,559	$32,592

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class C, with conversion to Class A after 8 years	27.29%	14.19%	12.98%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	26.29%	14.19%	12.98%
S&P 500® Index	25.02%	14.53%	14.73%

Performance Inception Date	May 27, 2016
AssetsNet	$ 384,870,184
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,727,795
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$384,870,184
# of Portfolio Holdings	32
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,727,795

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Short-Term Investments	1.3%
Materials	1.7%
Health Care	2.2%
Energy	2.4%
Real Estate	3.7%
Consumer Staples	4.6%
Industrials	6.4%
Communication Services	10.1%
Consumer Discretionary	13.6%
Financials	24.8%
Information Technology	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.6%
Apple, Inc.	7.4%
Microsoft Corp.	7.0%
Alphabet, Inc.	6.7%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.0%
Ameriprise Financial, Inc.	4.6%
Costco Wholesale Corp.	4.6%
Progressive Corp.	4.3%
Brown & Brown, Inc.	4.1%
Total	59.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169220
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class I
Trading Symbol	MUOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑Underweight to the health care sector

↑Underweight to the lowest quality stocks

↓Not owning the full suite of uber-growth, mega-cap technology stocks

Line Graph [Table Text Block]
	Class I	S&P 500® Index
5/16	$1,000,000	$1,000,000
5/16	$1,000,000	$1,000,000
6/16	$996,000	$1,001,651
7/16	$1,044,000	$1,038,580
8/16	$1,036,000	$1,040,039
9/16	$1,044,000	$1,040,235
10/16	$1,011,000	$1,021,260
11/16	$1,044,000	$1,059,082
12/16	$1,055,044	$1,080,016
1/17	$1,069,178	$1,100,500
2/17	$1,121,678	$1,144,197
3/17	$1,112,592	$1,145,531
4/17	$1,118,649	$1,157,296
5/17	$1,135,813	$1,173,582
6/17	$1,133,793	$1,180,907
7/17	$1,161,053	$1,205,190
8/17	$1,169,130	$1,208,879
9/17	$1,190,332	$1,233,816
10/17	$1,214,562	$1,262,608
11/17	$1,249,899	$1,301,332
12/17	$1,259,035	$1,315,801
1/18	$1,323,965	$1,391,136
2/18	$1,281,354	$1,339,862
3/18	$1,231,642	$1,305,812
4/18	$1,231,642	$1,310,823
5/18	$1,260,049	$1,342,390
6/18	$1,254,976	$1,350,652
7/18	$1,286,427	$1,400,915
8/18	$1,322,950	$1,446,564
9/18	$1,342,226	$1,454,798
10/18	$1,235,700	$1,355,362
11/18	$1,245,846	$1,382,982
12/18	$1,120,552	$1,258,111
1/19	$1,208,014	$1,358,931
2/19	$1,258,434	$1,402,564
3/19	$1,271,811	$1,429,818
4/19	$1,354,128	$1,487,711
5/19	$1,275,926	$1,393,170
6/19	$1,354,128	$1,491,355
7/19	$1,387,056	$1,512,789
8/19	$1,367,505	$1,488,826
9/19	$1,399,403	$1,516,682
10/19	$1,431,301	$1,549,533
11/19	$1,492,011	$1,605,780
12/19	$1,524,006	$1,654,245
1/20	$1,552,171	$1,653,597
2/20	$1,414,478	$1,517,474
3/20	$1,184,991	$1,330,046
4/20	$1,352,934	$1,500,550
5/20	$1,456,203	$1,572,018
6/20	$1,495,842	$1,603,281
7/20	$1,582,421	$1,693,683
8/20	$1,726,373	$1,815,425
9/20	$1,662,742	$1,746,445
10/20	$1,622,060	$1,700,001
11/20	$1,813,995	$1,886,089
12/20	$1,892,867	$1,958,606
1/21	$1,872,986	$1,938,833
2/21	$1,988,086	$1,992,296
3/21	$2,025,755	$2,079,550
4/21	$2,176,431	$2,190,533
5/21	$2,183,756	$2,205,832
6/21	$2,214,100	$2,257,327
7/21	$2,309,319	$2,310,950
8/21	$2,391,982	$2,381,216
9/21	$2,306,180	$2,270,466
10/21	$2,500,803	$2,429,539
11/21	$2,475,690	$2,412,704
12/21	$2,574,114	$2,520,832
1/22	$2,387,781	$2,390,387
2/22	$2,346,955	$2,318,815
3/22	$2,414,998	$2,404,912
4/22	$2,205,635	$2,195,199
5/22	$2,186,793	$2,199,226
6/22	$2,019,303	$2,017,694
7/22	$2,240,180	$2,203,734
8/22	$2,143,873	$2,113,862
9/22	$1,961,728	$1,919,178
10/22	$2,054,894	$2,074,558
11/22	$2,170,044	$2,190,492
12/22	$2,053,865	$2,064,288
1/23	$2,203,866	$2,193,995
2/23	$2,138,831	$2,140,464
3/23	$2,074,844	$2,219,049
4/23	$2,103,166	$2,253,685
5/23	$2,075,893	$2,263,482
6/23	$2,233,237	$2,413,042
7/23	$2,279,391	$2,490,561
8/23	$2,259,461	$2,450,907
9/23	$2,146,173	$2,334,053
10/23	$2,096,872	$2,284,976
11/23	$2,306,664	$2,493,653
12/23	$2,424,895	$2,606,941
1/24	$2,519,617	$2,650,748
2/24	$2,691,170	$2,792,287
3/24	$2,789,050	$2,882,128
4/24	$2,678,540	$2,764,408
5/24	$2,858,513	$2,901,481
6/24	$2,973,232	$3,005,592
7/24	$2,942,711	$3,042,177
8/24	$3,020,594	$3,115,970
9/24	$3,044,801	$3,182,518
10/24	$3,054,273	$3,153,657
11/24	$3,243,718	$3,338,780
12/24	$3,118,664	$3,259,190

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class I	28.61%	15.40%	14.14%
S&P 500® Index	25.02%	14.53%	14.73%

Performance Inception Date	May 27, 2016
AssetsNet	$ 384,870,184
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,727,795
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$384,870,184
# of Portfolio Holdings	32
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,727,795

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Short-Term Investments	1.3%
Materials	1.7%
Health Care	2.2%
Energy	2.4%
Real Estate	3.7%
Consumer Staples	4.6%
Industrials	6.4%
Communication Services	10.1%
Consumer Discretionary	13.6%
Financials	24.8%
Information Technology	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.6%
Apple, Inc.	7.4%
Microsoft Corp.	7.0%
Alphabet, Inc.	6.7%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.0%
Ameriprise Financial, Inc.	4.6%
Costco Wholesale Corp.	4.6%
Progressive Corp.	4.3%
Brown & Brown, Inc.	4.1%
Total	59.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000169223
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - US Core Portfolio
Class Name	Class R6
Trading Symbol	MUOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index:

↑Stock selection in an artificial intelligence chip designer and a global provider of entertainment services

↑Underweight to the health care sector

↑Underweight to the lowest quality stocks

↓Not owning the full suite of uber-growth, mega-cap technology stocks

Line Graph [Table Text Block]
	Class R6	S&P 500® Index
5/16	$5,000,000	$5,000,000
5/16	$5,000,000	$5,000,000
6/16	$4,980,000	$5,008,254
7/16	$5,220,000	$5,192,902
8/16	$5,180,000	$5,200,193
9/16	$5,220,000	$5,201,176
10/16	$5,055,000	$5,106,301
11/16	$5,220,000	$5,295,412
12/16	$5,276,054	$5,400,082
1/17	$5,346,738	$5,502,502
2/17	$5,609,278	$5,720,984
3/17	$5,563,838	$5,727,657
4/17	$5,594,132	$5,786,480
5/17	$5,679,962	$5,867,912
6/17	$5,669,864	$5,904,536
7/17	$5,811,232	$6,025,949
8/17	$5,846,574	$6,044,396
9/17	$5,952,600	$6,169,081
10/17	$6,073,773	$6,313,039
11/17	$6,250,483	$6,506,659
12/17	$6,298,101	$6,579,004
1/18	$6,622,902	$6,955,678
2/18	$6,409,751	$6,699,312
3/18	$6,161,075	$6,529,061
4/18	$6,161,075	$6,554,113
5/18	$6,303,176	$6,711,949
6/18	$6,277,801	$6,753,261
7/18	$6,435,127	$7,004,574
8/18	$6,617,827	$7,232,820
9/18	$6,714,253	$7,273,989
10/18	$6,181,375	$6,776,810
11/18	$6,237,201	$6,914,911
12/18	$5,603,059	$6,290,557
1/19	$6,040,798	$6,794,656
2/19	$6,298,292	$7,012,820
3/19	$6,365,240	$7,149,091
4/19	$6,777,230	$7,438,555
5/19	$6,385,840	$6,965,848
6/19	$6,777,230	$7,456,775
7/19	$6,942,026	$7,563,945
8/19	$6,849,328	$7,444,130
9/19	$7,003,824	$7,583,412
10/19	$7,163,470	$7,747,667
11/19	$7,467,312	$8,028,899
12/19	$7,629,533	$8,271,227
1/20	$7,775,753	$8,267,984
2/20	$7,081,209	$7,587,370
3/20	$5,932,341	$6,650,232
4/20	$6,773,104	$7,502,750
5/20	$7,290,095	$7,860,092
6/20	$7,488,536	$8,016,407
7/20	$7,927,194	$8,468,413
8/20	$8,642,626	$9,077,127
9/20	$8,324,076	$8,732,226
10/20	$8,125,635	$8,500,003
11/20	$9,086,508	$9,430,447
12/20	$9,481,376	$9,793,031
1/21	$9,381,848	$9,694,163
2/21	$9,958,064	$9,961,478
3/21	$10,146,644	$10,397,748
4/21	$10,900,963	$10,952,663
5/21	$10,937,632	$11,029,161
6/21	$11,089,543	$11,286,635
7/21	$11,571,469	$11,554,748
8/21	$11,985,297	$11,906,078
9/21	$11,550,516	$11,352,329
10/21	$12,530,084	$12,147,693
11/21	$12,404,364	$12,063,522
12/21	$12,900,086	$12,604,162
1/22	$11,967,045	$11,951,934
2/22	$11,762,614	$11,594,077
3/22	$12,103,332	$12,024,559
4/22	$11,054,970	$10,975,996
5/22	$10,960,618	$10,996,132
6/22	$10,121,929	$10,088,470
7/22	$11,227,950	$11,018,672
8/22	$10,745,704	$10,569,310
9/22	$9,828,388	$9,595,891
10/22	$10,300,150	$10,372,788
11/22	$10,876,749	$10,952,461
12/22	$10,299,214	$10,321,440
1/23	$11,050,636	$10,969,976
2/23	$10,719,590	$10,702,320
3/23	$10,404,308	$11,095,247
4/23	$10,546,185	$11,268,427
5/23	$10,404,308	$11,317,408
6/23	$11,197,768	$12,065,209
7/23	$11,423,720	$12,452,804
8/23	$11,329,136	$12,254,536
9/23	$10,756,373	$11,670,266
10/23	$10,514,657	$11,424,881
11/23	$11,570,852	$12,468,263
12/23	$12,158,159	$13,034,703
1/24	$12,638,156	$13,253,742
2/24	$13,497,930	$13,961,434
3/24	$13,988,476	$14,410,638
4/24	$13,429,359	$13,822,041
5/24	$14,341,881	$14,507,403
6/24	$14,916,822	$15,027,959
7/24	$14,763,856	$15,210,885
8/24	$15,154,183	$15,579,851
9/24	$15,275,501	$15,912,591
10/24	$15,322,973	$15,768,286
11/24	$16,277,692	$16,693,902
12/24	$15,646,465	$16,295,949

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 5/27/16 (Inception)
Class R6	28.69%	15.45%	14.19%
S&P 500® Index	25.02%	14.53%	14.73%

Performance Inception Date	May 27, 2016
AssetsNet	$ 384,870,184
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,727,795
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$384,870,184
# of Portfolio Holdings	32
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,727,795

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	0.9%
Short-Term Investments	1.3%
Materials	1.7%
Health Care	2.2%
Energy	2.4%
Real Estate	3.7%
Consumer Staples	4.6%
Industrials	6.4%
Communication Services	10.1%
Consumer Discretionary	13.6%
Financials	24.8%
Information Technology	28.3%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.6%
Apple, Inc.	7.4%
Microsoft Corp.	7.0%
Alphabet, Inc.	6.7%
Amazon.com, Inc.	5.9%
JPMorgan Chase & Co.	5.0%
Ameriprise Financial, Inc.	4.6%
Costco Wholesale Corp.	4.6%
Progressive Corp.	4.3%
Brown & Brown, Inc.	4.1%
Total	59.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233003
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class A
Trading Symbol	MSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.29%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↓ Stock selection and average overweight in life sciences tools and services, where a life sciences and technology platform was the largest detractor

↓ Stock selection in biotechnology, led lower by a clinical stage biotechnology company that is a leader in gene editing technology

↓ Stock selection in health care services, where the greatest detractor was a health care services platform offering physicians a value-based care model for their Medicare Advantage patients

↑ Average underweight and stock selection in managed health care, where a diversified health care company was the largest contributor

↑ Stock selection in pharmaceuticals, led by a developer of mental health illness therapies

↑ Stock selection and average overweight in health care technology, led by a digital platform for U.S. medical professionals

Line Graph [Table Text Block]
	Class A with maximum sales charge	Russell 3000® Index	Russell 3000® Health Care Index
12/21	$9,479	$10,000	$10,000
1/22	$7,469	$9,412	$9,161
2/22	$7,469	$9,175	$9,074
3/22	$7,517	$9,472	$9,534
4/22	$6,114	$8,622	$8,948
5/22	$5,706	$8,611	$9,009
6/22	$5,706	$7,890	$8,816
7/22	$6,275	$8,630	$9,157
8/22	$5,877	$8,308	$8,654
9/22	$5,526	$7,538	$8,391
10/22	$5,801	$8,156	$9,131
11/22	$6,076	$8,582	$9,536
12/22	$5,682	$8,079	$9,350
1/23	$6,042	$8,636	$9,276
2/23	$5,740	$8,434	$8,858
3/23	$5,944	$8,659	$9,034
4/23	$6,032	$8,752	$9,319
5/23	$5,974	$8,786	$8,956
6/23	$6,402	$9,386	$9,334
7/23	$6,616	$9,722	$9,415
8/23	$6,217	$9,534	$9,323
9/23	$5,721	$9,080	$8,962
10/23	$5,254	$8,840	$8,593
11/23	$5,614	$9,664	$9,088
12/23	$6,188	$10,176	$9,574
1/24	$6,022	$10,289	$9,801
2/24	$6,285	$10,846	$10,169
3/24	$6,314	$11,196	$10,379
4/24	$5,799	$10,703	$9,817
5/24	$5,721	$11,209	$10,062
6/24	$5,750	$11,556	$10,262
7/24	$6,042	$11,771	$10,570
8/24	$6,246	$12,027	$11,130
9/24	$6,227	$12,276	$10,942
10/24	$5,867	$12,186	$10,469
11/24	$6,013	$12,996	$10,516
12/24	$5,623	$12,599	$9,864

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class A	(9.12)%	(15.97)%
Class A, with 5.25% maximum front end sales charge	(13.86)%	(17.46)%
Russell 3000® Index	23.81%	8.01%
Russell 3000® Health Care Index	3.03%	(0.45)%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 2,021,737
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,021,737
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.7%
Health Care Providers & Services	6.1%
Health Care Technology	7.8%
Health Care Equipment & Supplies	13.3%
Pharmaceuticals	15.4%
Life Sciences Tools & Services	20.0%
Biotechnology	32.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	8.1%
Argenx SE	7.8%
Exact Sciences Corp.	6.1%
UnitedHealth Group, Inc.	5.4%
Thermo Fisher Scientific, Inc.	4.7%
Intuitive Surgical, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Alnylam Pharmaceuticals, Inc.	3.9%
Align Technology, Inc.	3.9%
Inspire Medical Systems, Inc.	3.6%
Total	52.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233004
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class C
Trading Symbol	MSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	2.04%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↓ Stock selection and average overweight in life sciences tools and services, where a life sciences and technology platform was the largest detractor

↓ Stock selection in biotechnology, led lower by a clinical stage biotechnology company that is a leader in gene editing technology

↓ Stock selection in health care services, where the greatest detractor was a health care services platform offering physicians a value-based care model for their Medicare Advantage patients

↑ Average underweight and stock selection in managed health care, where a diversified health care company was the largest contributor

↑ Stock selection in pharmaceuticals, led by a developer of mental health illness therapies

↑ Stock selection and average overweight in health care technology, led by a digital platform for U.S. medical professionals

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 3000® Health Care Index
12/21	$10,000	$10,000	$10,000
1/22	$7,870	$9,412	$9,161
2/22	$7,870	$9,175	$9,074
3/22	$7,920	$9,472	$9,534
4/22	$6,430	$8,622	$8,948
5/22	$6,000	$8,611	$9,009
6/22	$6,000	$7,890	$8,816
7/22	$6,590	$8,630	$9,157
8/22	$6,160	$8,308	$8,654
9/22	$5,800	$7,538	$8,391
10/22	$6,080	$8,156	$9,131
11/22	$6,370	$8,582	$9,536
12/22	$5,955	$8,079	$9,350
1/23	$6,321	$8,636	$9,276
2/23	$6,006	$8,434	$8,858
3/23	$6,209	$8,659	$9,034
4/23	$6,301	$8,752	$9,319
5/23	$6,240	$8,786	$8,956
6/23	$6,678	$9,386	$9,334
7/23	$6,902	$9,722	$9,415
8/23	$6,484	$9,534	$9,323
9/23	$5,955	$9,080	$8,962
10/23	$5,466	$8,840	$8,593
11/23	$5,843	$9,664	$9,088
12/23	$6,433	$10,176	$9,574
1/24	$6,250	$10,289	$9,801
2/24	$6,515	$10,846	$10,169
3/24	$6,545	$11,196	$10,379
4/24	$6,016	$10,703	$9,817
5/24	$5,924	$11,209	$10,062
6/24	$5,955	$11,556	$10,262
7/24	$6,250	$11,771	$10,570
8/24	$6,464	$12,027	$11,130
9/24	$6,433	$12,276	$10,942
10/24	$6,057	$12,186	$10,469
11/24	$6,199	$12,996	$10,516
12/24	$5,802	$12,599	$9,864

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class C	(9.81)%	(16.59)%
Class C, with 1% maximum contingent deferred sales charge	(10.71)%	(16.59)%
Russell 3000® Index	23.81%	8.01%
Russell 3000® Health Care Index	3.03%	(0.45)%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 2,021,737
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,021,737
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.7%
Health Care Providers & Services	6.1%
Health Care Technology	7.8%
Health Care Equipment & Supplies	13.3%
Pharmaceuticals	15.4%
Life Sciences Tools & Services	20.0%
Biotechnology	32.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	8.1%
Argenx SE	7.8%
Exact Sciences Corp.	6.1%
UnitedHealth Group, Inc.	5.4%
Thermo Fisher Scientific, Inc.	4.7%
Intuitive Surgical, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Alnylam Pharmaceuticals, Inc.	3.9%
Align Technology, Inc.	3.9%
Inspire Medical Systems, Inc.	3.6%
Total	52.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233002
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class I
Trading Symbol	MSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.94%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↓ Stock selection and average overweight in life sciences tools and services, where a life sciences and technology platform was the largest detractor

↓ Stock selection in biotechnology, led lower by a clinical stage biotechnology company that is a leader in gene editing technology

↓ Stock selection in health care services, where the greatest detractor was a health care services platform offering physicians a value-based care model for their Medicare Advantage patients

↑ Average underweight and stock selection in managed health care, where a diversified health care company was the largest contributor

↑ Stock selection in pharmaceuticals, led by a developer of mental health illness therapies

↑ Stock selection and average overweight in health care technology, led by a digital platform for U.S. medical professionals

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 3000® Health Care Index
12/21	$1,000,000	$1,000,000	$1,000,000
1/22	$788,000	$1,000,000	$1,000,000
2/22	$788,000	$917,457	$907,372
3/22	$794,000	$947,215	$953,379
4/22	$646,000	$862,210	$894,820
5/22	$603,000	$861,054	$900,867
6/22	$603,000	$789,019	$881,611
7/22	$664,000	$863,044	$915,688
8/22	$621,000	$830,835	$865,423
9/22	$585,000	$753,793	$839,130
10/22	$614,000	$815,608	$913,114
11/22	$643,000	$858,180	$953,565
12/22	$601,613	$807,931	$934,961
1/23	$639,729	$863,575	$927,595
2/23	$607,794	$843,391	$885,782
3/23	$629,427	$865,943	$903,354
4/23	$639,729	$875,169	$931,932
5/23	$633,548	$878,574	$895,638
6/23	$678,875	$938,567	$933,380
7/23	$701,538	$972,212	$941,516
8/23	$660,332	$953,445	$932,286
9/23	$606,764	$908,028	$896,189
10/23	$557,316	$883,958	$859,316
11/23	$596,462	$966,385	$908,767
12/23	$657,241	$1,017,644	$957,414
1/24	$639,729	$1,028,922	$980,128
2/24	$667,543	$1,084,618	$1,016,888
3/24	$670,633	$1,119,605	$1,037,863
4/24	$617,065	$1,070,341	$981,651
5/24	$607,794	$1,120,911	$1,006,202
6/24	$611,914	$1,155,612	$1,026,170
7/24	$642,819	$1,177,093	$1,056,953
8/24	$665,483	$1,202,717	$1,113,025
9/24	$663,422	$1,227,596	$1,094,200
10/24	$624,276	$1,218,581	$1,046,893
11/24	$639,729	$1,299,646	$1,051,566
12/24	$598,963	$1,259,922	$986,422

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class I	(8.87)%	(15.71)%
Russell 3000® Index	23.81%	8.01%
Russell 3000® Health Care Index	3.03%	(0.45)%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 2,021,737
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,021,737
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.7%
Health Care Providers & Services	6.1%
Health Care Technology	7.8%
Health Care Equipment & Supplies	13.3%
Pharmaceuticals	15.4%
Life Sciences Tools & Services	20.0%
Biotechnology	32.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	8.1%
Argenx SE	7.8%
Exact Sciences Corp.	6.1%
UnitedHealth Group, Inc.	5.4%
Thermo Fisher Scientific, Inc.	4.7%
Intuitive Surgical, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Alnylam Pharmaceuticals, Inc.	3.9%
Align Technology, Inc.	3.9%
Inspire Medical Systems, Inc.	3.6%
Total	52.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000233005
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio
Class Name	Class R6
Trading Symbol	MSVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.89%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Health Care Net Index:

↓ Stock selection and average overweight in life sciences tools and services, where a life sciences and technology platform was the largest detractor

↓ Stock selection in biotechnology, led lower by a clinical stage biotechnology company that is a leader in gene editing technology

↓ Stock selection in health care services, where the greatest detractor was a health care services platform offering physicians a value-based care model for their Medicare Advantage patients

↑ Average underweight and stock selection in managed health care, where a diversified health care company was the largest contributor

↑ Stock selection in pharmaceuticals, led by a developer of mental health illness therapies

↑ Stock selection and average overweight in health care technology, led by a digital platform for U.S. medical professionals

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Health Care Index
12/21	$5,000,000	$5,000,000	$5,000,000
1/22	$3,940,000	$5,000,000	$5,000,000
2/22	$3,940,000	$4,587,283	$4,536,861
3/22	$3,970,000	$4,736,077	$4,766,894
4/22	$3,230,000	$4,311,050	$4,474,101
5/22	$3,015,000	$4,305,270	$4,504,337
6/22	$3,015,000	$3,945,097	$4,408,054
7/22	$3,320,000	$4,315,218	$4,578,438
8/22	$3,105,000	$4,154,177	$4,327,117
9/22	$2,925,000	$3,768,964	$4,195,651
10/22	$3,070,000	$4,078,042	$4,565,570
11/22	$3,215,000	$4,290,900	$4,767,824
12/22	$3,009,649	$4,039,653	$4,674,807
1/23	$3,200,329	$4,317,875	$4,637,974
2/23	$3,045,724	$4,216,955	$4,428,911
3/23	$3,148,794	$4,329,713	$4,516,770
4/23	$3,200,329	$4,375,843	$4,659,658
5/23	$3,169,408	$4,392,868	$4,478,189
6/23	$3,401,316	$4,692,837	$4,666,900
7/23	$3,514,693	$4,861,060	$4,707,578
8/23	$3,303,399	$4,767,224	$4,661,431
9/23	$3,035,417	$4,540,141	$4,480,944
10/23	$2,788,048	$4,419,788	$4,296,581
11/23	$2,983,882	$4,831,926	$4,543,835
12/23	$3,293,092	$5,088,220	$4,787,072
1/24	$3,205,483	$5,144,611	$4,900,641
2/24	$3,344,627	$5,423,092	$5,084,442
3/24	$3,360,088	$5,598,026	$5,189,317
4/24	$3,092,105	$5,351,704	$4,908,256
5/24	$3,045,724	$5,604,556	$5,031,012
6/24	$3,061,184	$5,778,058	$5,130,849
7/24	$3,220,943	$5,885,467	$5,284,765
8/24	$3,334,320	$6,013,585	$5,565,123
9/24	$3,324,013	$6,137,982	$5,471,002
10/24	$3,128,180	$6,092,907	$5,234,464
11/24	$3,205,483	$6,498,232	$5,257,829
12/24	$3,003,083	$6,299,612	$4,932,111

Average Annual Return [Table Text Block]
AATR	1 Year	Since 12/31/21 (Inception)
Class R6	(8.81)%	(15.63)%
Russell 3000® Index	23.81%	8.01%
Russell 3000® Health Care Index	3.03%	(0.45)%

Performance Inception Date	Dec. 31, 2021
AssetsNet	$ 2,021,737
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,021,737
# of Portfolio Holdings	36
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers)	$0

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	4.7%
Health Care Providers & Services	6.1%
Health Care Technology	7.8%
Health Care Equipment & Supplies	13.3%
Pharmaceuticals	15.4%
Life Sciences Tools & Services	20.0%
Biotechnology	32.7%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	8.1%
Argenx SE	7.8%
Exact Sciences Corp.	6.1%
UnitedHealth Group, Inc.	5.4%
Thermo Fisher Scientific, Inc.	4.7%
Intuitive Surgical, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.0%
Alnylam Pharmaceuticals, Inc.	3.9%
Align Technology, Inc.	3.9%
Inspire Medical Systems, Inc.	3.6%
Total	52.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports